          As filed with the Securities and Exchange Commission on April 30, 2009
                                                     Registration No. 333-143073
                                                                        811-4113


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 87


                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
          (formerly, The Manufacturers Life Insurance Company (U.S.A.)
                              Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:




Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2009 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ]  On ___________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                     (AnnuityNote A Share Variable Annuity)
                          (currently issued contracts)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

                         SUPPLEMENT DATED MAY 1, 2009 TO
                          PROSPECTUS DATED MAY 1, 2009

This Supplement is intended to supplement the prospectus dated May 1, 2009 for certain John Hancock "ANNUITYNOTE VARIABLE ANNUITY" Contracts issued by John Hancock Life Insurance Company (U.S.A.) ("annuity prospectus").

--------------------------------------------------------------------------------
You should read this Supplement together with the annuity prospectus for the Contract you purchase, and retain both documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

If your Contract is issued in the state of California, we supplement the disclosure in the annuity prospectus as follows:

On page 3, in the "II. Overview" section, under the heading "How can I invest money in the Contracts," an additional paragraph is included as follows:

     HOW CAN I INVEST MONEY IN THE CONTRACTS?

     (...)

     (Applicable to Contracts issued in California Only) For Contracts issued in California to persons 60 years of age or older, your Purchase Payment will be allocated to the Money Market Investment Option for the first 30 days after the date the Contract is delivered to you. At the end of this 30-day period, we will automatically transfer the Contract Value in the Money Market Investment Option to the Core Strategy Variable Investment Option. Any portions of your Purchase Payment received after payment of the initial amount will be allocated to the Money Market Investment Option for the pendency of the 30-day period and thereafter directly to the Contract's Core Strategy Variable Investment Option.

On page 5 in the same section, under the heading "Can I return my Contract," an additional paragraph is included as follows:

     CAN I RETURN MY CONTRACT?

     (...)

     (Applicable to Contracts issued in California Only) Contracts issued in California to persons age 60 and older may cancel the Contract by returning it to our Annuities Service Center or registered representative at any time within 30 days after receiving it. We will allocate your Purchase Payment to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payment during this 30-day period to Core Strategy Variable Investment Option. If you cancel the Contract during this 30-day period and your Purchase Payment was allocated to the Money Market Investment Option, we will pay you the greater of (a) the original amount of your Purchase Payment and (b) the Contract Value computed at the end of the Business Day on which we receive your returned Contract. If you elected to have your Purchase Payment allocated to Core Strategy Variable Investment Option, we will pay you the Contract Value computed at the end of the Business Day on which we receive your returned Contract. At the end of the 30-day period, we will transfer your money automatically into Core Strategy Variable Investment Option.

The table describing the operating expenses for the Portfolio in "III. Fee Tables" is supplemented with the following:

                                                                    ACQUIRED
                                                                 PORTFOLIO FEES    TOTAL     CONTRACTUAL      NET
                                 MANAGEMENT  12B-1     OTHER           AND       OPERATING     EXPENSE     OPERATING
                                    FEES     FEES   EXPENSES(1)     EXPENSES     EXPENSES   REIMBURSEMENT  EXPENSES
                                 ----------  -----  -----------  --------------  ---------  -------------  --------
MONEY MARKET 1, 2
(SERIES I)
(Applicable to Contracts issued
   in California Only)              0.47%    0.05%     0.06%            --%        0.58%         0.0%        0.58%

Note

(1) Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

(2) Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain portfolios or otherwise reimburse the expenses of those portfolios ("Participating Portfolios"). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Portfolios in proportion to the daily net assets of each portfolio.

On page 10, the sub-heading entitled "Portfolio Investment Objectives and Strategies" under the heading "The Portfolio" in "IV. General Information About Us, The Separate Accounts and the Portfolio" is supplemented with the following:

(Applicable to Contracts issued in California Only) The subadviser, MFC Global Investment Management (U.S.A.) Limited, manages the portfolio.

     Money Market Trust

     Investment Goal:   Seeks to obtain maximum current income consistent with
                        preservation of principal and liquidity.

     Investment Strategy:   To do this, the Portfolio invests in high quality,
                            U.S. dollar denominated money market instruments.

                            Note: The returns of a Money Market Subaccount in your Contract may become extremely low or possibly negative if the interest rates earned by the underlying Money Market Portfolio are not sufficient to offset Contract expense deductions.

You should retain this Supplement for future reference.

                          SUPPLEMENT DATED MAY 1, 2009






333-143073
333-143074

                                                    Prospectus dated May 1, 2009

                                     [JOHN HANCOCK LOGO]

                          AnnuityNote Variable Annuity

This Prospectus describes interests in AnnuityNote modified single Purchase Payment individual deferred Variable Annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. The Contract is available with a front-end sales charge (the "A Share Contract") or, for eligible purchasers, with no front-end sales charge (the "NAV Contract"). Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your AnnuityNote Variable Annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTION. Your Purchase Payment is allocated to the Contract's Variable Investment Option. We will measure your Contract Value and Annuity payments according to the investment performance of the applicable Sub-Account of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, the applicable Sub-Account of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). The Sub-Account invests in the following Portfolio of John Hancock Trust that corresponds to the Variable Investment Option that we make available on the date of this Prospectus. Currently, we offer the following Variable Investment Option; we show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio:

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

                               Core Strategy Trust

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTION THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

JOHN HANCOCK LIFE INSURANCE      MAILING ADDRESS                  JOHN HANCOCK LIFE INSURANCE      MAILING ADDRESS
COMPANY (U.S.A.)                 Post Office Box 9505             COMPANY OF NEW YORK              Post Office Box 9506
ANNUITIES SERVICE CENTER         Portsmouth, NH 03802-9505        ANNUITIES SERVICE CENTER         Portsmouth, NH 03802-9506
164 Corporate Drive              www.jhannuities.com              164 Corporate Drive              www.jhannuities.com
Portsmouth, NH 03801-6815                                         Portsmouth, NH 03801-6815
(617) 663-3000 or                                                 (617) 663-3000 or
(800) 344-1029                                                    (800) 344-1029

                                Table of Contents

I. GLOSSARY OF SPECIAL TERMS....................................................      1
II. OVERVIEW....................................................................      3
III. FEE TABLES.................................................................      6
   EXAMPLES.....................................................................      6
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIO ......      8
   THE COMPANIES................................................................      8
   THE SEPARATE ACCOUNTS........................................................      8
   THE PORTFOLIO................................................................      9
     Transfers Among Investment Options.........................................     10
   VOTING INTEREST..............................................................     11
V. DESCRIPTION OF THE CONTRACT..................................................     12
   ELIGIBLE PLANS...............................................................     12
   CONTRACT PROVISIONS APPLICABLE
   PRIOR TO THE MATURITY DATE ..................................................     12
     Purchase Payment...........................................................     12
     Accumulation Units.........................................................     12
     Value of Accumulation Units................................................     13
     Net Investment Factor......................................................     13
     Telephone and Electronic Services..........................................     13
     Withdrawals................................................................     14
     Death Benefit Prior to the Maturity Date...................................     15
   CONTRACT PROVISIONS APPLICABLE AFTER THE MATURITY DATE.......................     16
     General....................................................................     16
   OTHER CONTRACT PROVISIONS....................................................     17
     Right to Review............................................................     17
     Ownership..................................................................     17
     Annuitant..................................................................     17
     Beneficiary................................................................     18
     Modification...............................................................     18
     Our Approval...............................................................     18
     Misstatement and Proof of Age or Survival..................................     18
VI. CHARGES AND DEDUCTIONS......................................................     19
   FRONT-END SALES CHARGES......................................................     19
   PREMIUM TAXES................................................................     20
VII. FEDERAL TAX MATTERS........................................................     21
     Undistributed Gains........................................................     21
     Taxation of Annuity Payments...............................................     21
     Surrenders, Withdrawals and Death Benefits.................................     22
     Taxation of Death Benefit Proceeds.........................................     22
     Penalty Tax on Premature Distributions.....................................     22
     Puerto Rico Nonqualified Contracts.........................................     23
     Diversification Requirements...............................................     23
     Required Minimum Distributions.............................................     24
     Temporary Waiver of RMDs for 2009..........................................     24
     Rollovers and Transfers....................................................     25
     Exchanges of Annuity Contracts.............................................     26
VIII. GENERAL MATTERS...........................................................     27
     Standard Compensation......................................................     27
     Revenue Sharing and Additional Compensation................................     27
     Differential Compensation..................................................     28
     Financial Statements.......................................................     29

                          I. Glossary Of Special Terms

The following terms as used in this Prospectus have the indicated meanings.

ANNUITANT: Any natural person to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant must be the Contract Owner unless the Owner is not a natural person. The Annuitant is as designated on the Contract specification page and in the application. The Annuitant becomes the Owner of the Contract if the Contract is annuitized after the Maturity Date.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACTS: The Variable Annuity contracts offered by this Prospectus. The Contracts are available with a front-end sales charge ("A Share Contracts") or, for eligible purchasers, with no front-end sales charge ("NAV Contracts"). The term "Contract" or "Contracts" refers to both types of Contract unless we refer specifically to the A Share or NAV Contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total Investment Account values attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or on any anniversary of that date.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in the Contract's Investment Option.

INVESTMENT OPTION: The investment Portfolio available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LIFETIME INCOME AMOUNT: The guaranteed withdrawal amount we pay to you under the Contract, calculated annually and paid monthly, beginning on your 5th Contract Anniversary.

MATURITY DATE: The latest date on which we may begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NET PURCHASE PAYMENT: A Purchase Payment less any applicable front-end sales charge or premium tax.

NONQUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you." The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. If the Owner is a natural person, he or she is also the Annuitant. In the case of a non-natural Owner, the Annuitant becomes the Owner of the Contract after the Maturity Date.

PORTFOLIO: A series of a registered open-end management investment company which corresponds to your Variable Investment Option.

PROSPECTUS: This Prospectus that describes interests in the Contracts.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contracts. Purchase Payment (as opposed to "Net Purchase Payment") is the gross payment amount, and does not reflect reductions for any applicable front-end sales charge or premium tax.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Portfolio.

VARIABLE ANNUITY: A Contract that provides future payments to an Annuitant, the size of which depends on the performance of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Portfolio.

                                  II. Overview

This overview tells you some key points you should know about the Contracts. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT KIND OF CONTRACTS ARE DESCRIBED IN THIS PROSPECTUS?

Your Contract is a modified single Purchase Payment individual deferred Variable Annuity Contract between you and a Company. "Deferred" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon the value of your underlying investment Portfolio. The Contract provides for the accumulation of your investment amounts, and the election of a guaranteed lifetime withdrawal benefit or the payment of fixed annuity benefits. You (or the Annuitant in the case of a non-natural Owner) must be between the ages of 55 and 75 to purchase a Contract.

An Annuity Income Note Contract is not a promissory note, bond, debenture, evidence of indebtedness or, in general, any interest or instrument commonly known as a "bond." The Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed or endorsed by any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Further, the Contracts are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

HOW CAN I INVEST MONEY IN THE CONTRACTS?

We use the term Purchase Payment to refer to the investments you make in the Contract. Under each of the Contracts, you may make Purchase Payments to a Company, generally for up to nine months after the Contract Date. We will not accept subsequent Purchase Payments after that date. The required minimum amount to purchase a Contract is $25,000. Your Net Purchase Payments are allocated to the Core Strategy Investment Option. We may offer additional Investment Options in the future, and in that case you may transfer among the Investment Options subject to our rules restricting transfers (see "IV. General Information About Us, the Separate Accounts and the Portfolio - Transfers Among Investment Options").

WHAT ARE SOME BENEFITS OF THE CONTRACTS?

The Contracts offer access to a diversified Portfolio advised by an expert money manager, a guaranteed income option, guaranteed annuity payments, a death benefit, and tax-deferred treatment of earnings.

LIFETIME INCOME AMOUNT. We designed the Contract to make an annual Lifetime Income Amount available, in automatic monthly installments, starting on the 5th Contract Anniversary and continuing for the life of the Annuitant. Generally, the Lifetime Income Amount equals 5% of the greater of your total Purchase Payment or the Contract Value on the 5th Anniversary. We provide the Lifetime Income Amount to you as automatic withdrawals, unless you request otherwise (see "Unscheduled Withdrawals" below, as well as "V. Description of the Contract").

THE CONTRACT IS DESIGNED PRIMARILY TO OFFER GUARANTEED INCOME THROUGH AUTOMATED LIFETIME INCOME AMOUNT WITHDRAWALS. IF YOU DO NOT PLAN TO TAKE LIFETIME INCOME AMOUNT WITHDRAWALS, YOU AND YOUR REGISTERED REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER ANOTHER ANNUITY CONTRACT OR TYPE OF INVESTMENT MIGHT BE PREFERABLE, AND WHETHER THE FEATURES AND BENEFITS PROVIDED UNDER THE CONTRACT, INCLUDING ITS FAVORABLE TAX-DEFERRAL BENEFITS, INVESTMENT OPTION, DEATH BENEFIT AND OTHER BENEFITS ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

UNSCHEDULED WITHDRAWALS. You may withdraw all or a portion of your Contract Value at any time prior to the Maturity Date. If you elect to take any withdrawals prior to your 5th Anniversary, the Lifetime Income Amount as described above will no longer be available, and your Lifetime Income Amount will be equal to 5% of your Contract Value on your 5th Contract Anniversary. If you elect to take any unscheduled withdrawals after your 5th Anniversary, we will suspend the automatic withdrawal of your Lifetime Income Amount. We will reestablish the Lifetime Income Amount as the lesser of the original Lifetime Income Amount and 5% of the Contract Value after the unscheduled withdrawal. We will resume automatic withdrawals upon your request in a form acceptable to us.

ANNUITIZATION. If you choose to annuitize your Contract instead of taking the Lifetime Income Amount, we also offer an annuity payment option. The monthly annuity payments available under the Contract will be fixed in amount, and calculated as of the date you elect but no later than the Maturity Date (see "V. Description of the Contract - Contract Provisions Applicable After the Maturity Date" ). You select the Maturity Date. Annuity payments are made to the Annuitant.

DEATH BENEFIT. We will pay a death benefit to your Beneficiary if you die before the Contract's Maturity Date, which is described in "Death Benefit Prior to Maturity Date" in "V. Description of the Contract." The annuity payment option also includes a lump-sum payment of any remaining Contract Value upon the death of the Annuitant.

TAX-DEFERRED EARNINGS. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, INCLUDING AN IRA, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR AN IRA ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.

VARIABLE INVESTMENT OPTION. Currently, your Contract offers one Variable Investment Option, and does not offer a Fixed Investment Option. The Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus is attached to this Prospectus, and it contains a full description of the Portfolio. The amount you invest in the Variable Investment Option will increase or decrease prior to the Maturity Date based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables").

YOU BEAR THE INVESTMENT RISK THAT YOUR CONTRACT VALUE WILL INCREASE OR DECREASE TO REFLECT THE INVESTMENT RESULTS OF THE CONTRACT'S SINGLE INVESTMENT PORTFOLIO. ALTHOUGH THE PORTFOLIO INVESTS IN OTHER UNDERLYING FUNDS, YOU WILL NOT HAVE THE ABILITY TO MAKE THE INVESTMENT DECISIONS. IF YOU WOULD PREFER TO ACTIVELY MANAGE THE SELECTION OF UNDERLYING FUNDS, YOU (AND YOUR FINANCIAL ADVISER) SHOULD CAREFULLY CONSIDER THE FEATURES OF OTHER VARIABLE ANNUITY CONTRACTS, OFFERED BY US OR BY OTHER LIFE INSURANCE COMPANIES, BEFORE PURCHASING A CONTRACT.

TRANSFERS AMONG INVESTMENT OPTIONS. Although we currently offer only a single Variable Investment Option, we may offer additional Investment Options in the future, and we reserve the right, subject to compliance with applicable law, to add, eliminate, combine, or transfer the assets of addition Variable Investment Options that we, or an affiliated company, may establish. If so, we will permit you to transfer your investment amounts among Investment Options, both before and after the Maturity Date, subject to certain restrictions we will describe in the Prospectus at that time (see "IV. General Information About Us, the Separate Accounts and the Portfolio - Transfers Among Investment Options").

WHAT CHARGES DO I PAY UNDER MY CONTRACT?

The A Share Contract has a front-end sales charge, which we deduct from each Purchase Payment before it is invested in the Investment Option. Your broker-dealer (and/or an investment adviser retained by you or related to the broker dealer) may impose additional fees on your account. We recommend that you contact your broker-dealer or investment adviser to see if any such additional fees apply to you. In that case, the NAV Contract, which has no front-end sales charge, may be available to you (see "V. Description of the Contracts - Availability").

We also make deductions for any applicable taxes based on the amount of a Purchase Payment. The amount of the A Share Contract sales charge is listed in "III. Fee Tables," and applicable taxes on Purchase Payments are set forth in "VI. Charges & Deductions - Premium Taxes."

Your Contract has asset-based charges to compensate us primarily for our administrative expenses and the mortality and expense risks that we assume under the Contract. We take the deduction from your Variable Investment Option. See "III. Fee Tables."

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used; and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with an IRA, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most IRAs require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN IRA OR AS AN INVESTMENT VEHICLE FOR AN IRA, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE IRA ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR IRA OWNERS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE IRA OWNERS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR REGISTERED REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTION AND PROTECTION THROUGH LIVING GUARANTEES, A DEATH BENEFIT AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED AS AN IRA OR IN CONNECTION WITH AN IRA ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in "VII. Federal Tax Matters." We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult with their legal counsel and tax adviser regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value on the date of cancellation, which may be increased by any sales charges and charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an IRA, you will receive a refund of any Purchase Payments (including sales charges and any charges for premium taxes) you made if that amount is higher than the Contract Value (again, increased by any charges for premium taxes). The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Contract. These fees are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Portfolio Operating Expenses" are described in detail in the attached Portfolio prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL PORTFOLIO OPERATING EXPENSES. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                      CONTRACT OWNER TRANSACTION EXPENSES(1)
                                JOHN HANCOCK USA
                              JOHN HANCOCK NEW YORK

A SHARE CONTRACT SALES CHARGE (as a percentage of Purchase Payments)      3.00%

(1) State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (See "VII. Charges and Deductions - Premium Taxes").

            PERIODIC FEES AND EXPENSES OTHER THAN PORTFOLIO EXPENSES

                                                 ANNUITYNOTE CONTRACTS
ANNUAL SEPARATE ACCOUNT ASSET-BASED CHARGE(1)             1.20%

(1) The Annual Separate Account Asset-Based Charge is to compensate us for administration, distribution and mortality and expense risks (see "VI. Charges and Deductions - Asset-Based Charges."

THE NEXT TABLE DESCRIBES THE TOTAL OPERATING EXPENSES CHARGED BY THE CORE STRATEGY PORTFOLIO THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE ATTACHED PORTFOLIO'S PROSPECTUS.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES - CORE STRATEGY TRUST
 Expenses that are deducted from Portfolio assets, including management
 fees, Rule 12b-1 fees, and other expenses                                      0.54%

EXAMPLES

We provide the following example that is intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Separate Account annual expenses and Portfolio fees and expenses.

The following example assumes that you invest $10,000 in an A Share Contract. This example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ANNUITYNOTE A SHARE CONTRACT
                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                               $471    $820    $ 1,191  $  2,228
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $471    $820    $ 1,191  $  2,228

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR THE CORE STRATEGY PORTFOLIO, AS A PERCENTAGE OF THE PORTFOLIO'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. MORE DETAIL CONCERNING THE PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE ATTACHED PORTFOLIO'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



                                                                          ACQUIRED
                                                                       PORTFOLIO FEES    TOTAL       CONTRACTUAL       NET
                                       MANAGEMENT   12B-1     OTHER         AND        OPERATING       EXPENSE      OPERATING
                                          FEES       FEES   EXPENSES      EXPENSES     EXPENSES(1)  REIMBURSEMENT   EXPENSES
                                       ----------   -----   --------   --------------  ---------    -------------   ---------
JOHN HANCOCK TRUST CORE STRATEGY
  (SERIES NAV)(2),(3),(4):                0.05%      0.00%    0.05%        0.52%         0.62%         -0.08%        0.54%

NOTES TO PORTFOLIO EXPENSE TABLE


(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the underlying Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying Portfolio's.



(2) Effective January 1, 2009, John Hancock Trust (the Adviser) may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.



(3) Expenses are based on estimates of expenses expected to be incurred over the next year because the Portfolio has not started operations or has operations of less than six months as of December 31, 2008.



(4) The Adviser has contractually agreed to reimburse expenses of the Portfolio that exceed 0.02% of the average annual net assets of the Portfolio. Expenses includes all expenses of the Portfolio except Rule 12b-1 fees, underlying fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010.

   IV. General Information About Us, The Separate Accounts And The Portfolio

THE COMPANIES

================================================================================
We are subsidiaries of Manulife Financial Corporation.
================================================================================

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 164 Corporate Drive, Portsmouth, NH 03801-6815.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

RATING AGENCIES, ENDORSEMENTS AND COMPARISONS. We are ranked and rated by independent financial rating services, including Moody's Investors Service, Inc., Standard & Poor's Rating Services, Fitch Ratings Ltd. and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of John Hancock USA and John Hancock NY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Accounts or their Sub-Accounts, or the Trust or its Portfolios. The ratings are available on our website. We may from time to time publish the ratings in advertisements, sales literature, reports to Contract Owners, etc. In addition, we may include in certain promotional literature endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts.

We may also occasionally include in advertisements comparisons of performance information for a Variable Account to:

- other variable annuity separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria;

- the Consumer Price Index, to assess the real rate of return from buying a Contract by taking inflation into consideration;

-     various indices that are unmanaged;

- currently taxable and tax deferred investment programs, based on selected tax brackets.

Our advertisements may also include discussions of alternative investment vehicles and general economic conditions.

To the extent that the Company is required to pay you amounts in addition to your Contract Value under the Contract, such amounts will come from the Company's general account assets. You should be aware that the general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions. The Company's financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the Company's general account investments.

THE SEPARATE ACCOUNTS

You do not invest directly in the Portfolio(s) made available under the Contracts. When your Contract Value is allocated to the Variable Investment Option, we will purchase shares of the corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account's assets (including the Portfolio's shares) belong to the Company that maintains that Separate Account.

================================================================================
We use our Separate Accounts to support the Variable Investment Option.
================================================================================

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's other business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE PORTFOLIO

We invest your money in the Core Strategy Sub-Account of our Separate Account and it invests in shares of a corresponding Portfolio of John Hancock Trust.

THE PORTFOLIO IN THE SEPARATE ACCOUNT IS NOT A PUBLICLY TRADED MUTUAL FUND. The Core Strategy Portfolio is only available to you as an Investment Option in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolio also may be available through participation in certain qualified pension or retirement plans.

Investment Management

The Portfolio's investment adviser and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolio is NOT directly related to any publicly traded mutual fund. You should not compare the performance of the Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF THE PORTFOLIO HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Portfolios. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Portfolio or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit

JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of the Portfolio are no longer available for investment or in our judgment investment in the Portfolio becomes inappropriate, we may eliminate the shares of the Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

The table in "III. Fee Tables" shows the investment management fees, Rule 12b-1 fees and other operating expenses for Portfolio shares as a percentage (rounded to two decimal places) of the Portfolio's average daily net assets for 2008, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Portfolio are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each John Hancock Trust Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you will earn on your Separate Account Investment Option.

The John Hancock Trust Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio's assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio's investment adviser or its affiliates. None of these compensation payments results in any charge to you in addition to what is shown in the Total Annual Portfolio Operating Expenses table.

Funds-of-Funds

The Core Strategy Portfolio is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The attached prospectus for the Core Strategy Portfolio contains a description of the underlying funds for that Portfolio, including expenses and associated investment risks.

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio used as a Variable Investment Option for your Contract. A general description of the John Hancock Trust Core Strategy Portfolio currently available under the Contracts is summarized below. You can find a full description of the Portfolio, including its investment objectives, policies and restrictions on, and the risks relating to, investment in the Portfolio in the attached prospectus for that Portfolio. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

  Core Strategy Trust   Seeks long term growth of capital. Current income is
                        also a consideration. To do this, the Portfolio invests approximately 70% of its total assets in underlying
                        Portfolios which invest primarily in equity securities and approximately 30% of its total assets in underlying
                        Portfolios which invest primarily in fixed income securities.

Transfers Among Investment Options

Although we currently offer only a single Variable Investment Option, we may offer additional Investment Options in the future. We reserve the right, subject to compliance with applicable law, to add, eliminate, combine, or transfer the assets of additional Variable Investment Options that we, or an affiliated company, may establish. If we do so, we will permit you to transfer your investment amounts among Investment Options, both before and after the Maturity Date, subject to certain restrictions we will describe in the Prospectus at that time, and subject to the restrictions set forth below.

To discourage disruptive frequent trading activity, we reserve the right to take actions to restrict trading, including but not limited to:

      -     restricting the number of transfers made during a defined period;

      -     restricting the dollar amount of transfers;

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

      -     restricting transfers into and out of certain Sub-Account(s).

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

VOTING INTEREST

================================================================================
You instruct us how to vote Portfolio shares.
================================================================================

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Portfolio shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

Prior to the Maturity Date, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS

The Contracts may be used to fund individual retirement accounts and annuities qualifying for special income tax treatment under the Code (see "Qualified Contracts"). We also designed the Contracts so that they may be used generally with individually-owned nonqualified contracts and with certain nonqualified retirement plans.

AVAILABILITY

We offer two types of Contracts, the A Share Contract and the NAV Contract. The A Share Contract includes a front-end sales charge (i.e., we deduct the charge from each Purchase Payment)(see "VI. Charges and Deductions"). The NAV Contract is similar in every respect to the A Share Contract, except with no sales charges.

The NAV Contract is offered exclusively through broker-dealers in connection with fee-based or wrap-fee advisory accounts or programs offered by such broker-dealers. We do not offer any advisory or other services in connection with these accounts or programs. Such services are provided exclusively through your broker-dealer. WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OR INVESTMENT STRATEGY IN CONNECTION WITH SUCH ACCOUNTS OR PROGRAMS.

CONTRACT PROVISIONS APPLICABLE PRIOR TO THE MATURITY DATE

Purchase Payment

You may make your Purchase Payment to us at our Annuities Service Center in a single payment or, if necessary to accumulate the Purchase Payment amount from several sources, in installments generally payable within 9 months after the Contract Date. The minimum Purchase Payment for the Contracts is $25,000. All Purchase Payments must be in U.S dollars. For a Purchase Payment greater than $1 million, you must obtain our approval in order to make the payment.

For A Share Contracts, we make a sales charge against your Purchase Payment (see "VI. Charges and Deductions - Front-End Sales Charges"). We may reduce or eliminate the minimum Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

      - You purchase your Contract through an exchange under section 1035 of the Code or a Qualified Plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum Purchase Payment requirement due to market conditions.

      - You purchase more than one new Contract and such Contracts cannot be combined AND the average Purchase Payment for these new Contracts is equal to or greater than $50,000.

      - You and your spouse each purchase at least one new Contract AND the average Purchase Payment for the new Contract(s) is equal to or greater than $50,000.

Accumulation Units

When you purchase a Contract, we establish an Investment Account for you for the Variable Investment Option to which your Contract Value is allocated. We credit amounts to the Investment Account in the form of "accumulation units" to measure the value of your Contract prior to the Maturity Date. We calculate and credit the number of accumulation units in your Investment Account by dividing (i) the amount allocated to the Investment Account by (ii) the value of an accumulation unit for the Investment Account that we next compute.

We will usually credit Net Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit Net Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal, and when we deduct certain Contract charges, pay proceeds, or apply amounts to the Annuity Option.

We measure the value of the Investment Account in accumulation units, which vary in value with the performance of the underlying Portfolio.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Option for your Contract. We arbitrarily set the value of an accumulation unit for the Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for the Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time the Portfolio determines the net asset value of its shares.

We will use the Portfolio share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment or withdrawal only if:

      - your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day; or

      - we receive your request for a withdrawal of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of the Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for the Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

      - the net asset value per share of a Portfolio share held in the Sub-Account determined at the end of the current valuation period; plus

      - the per share amount of any dividend or capital gain distributions made by the Portfolio on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period. The ex-dividend date is normally set (for stocks) two business days before the record date, on or after which the seller, not the buyer, receives the next dividend payment.

Where (b) is the net asset value per share of a Portfolio share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.

Telephone and Electronic Services

When you purchase a Contract, we will permit you to authorize requests for withdrawals by telephone. We will also permit you to access information about your Contract and update certain personal information electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access and update your personal information through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

      -     Any loss or theft of your password; or

      -     Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction.

================================================================================
You may withdraw all or a portion of your Contract Value, but you may reduce your Lifetime Income Amount and incur possible tax liability as a result.
================================================================================

Withdrawals

LIFETIME INCOME AMOUNT. The Contract provides an income guarantee, through which an annual Lifetime Income Amount is withdrawn from your Contract and paid to you in monthly installments for life, beginning on the 5th Contract Anniversary. The Lifetime Income Amount is 5% of the greater of your Contract Purchase Payments or the Contract Value as of the 5th Contract Anniversary.

Any withdrawals prior to the 5th Contract Anniversary will limit the annual Lifetime Income Amount to 5% of your Contract Value on the 5th Anniversary. After the 5th Contract Anniversary, any unscheduled withdrawal (i.e., a withdrawal other than or in addition to the scheduled monthly Lifetime Income Amount automated payment) will suspend automatic payments and will reset the Lifetime Income Amount to the lesser of the Lifetime Income Amount prior to the unscheduled withdrawal or 5% of the Contract Value after the unscheduled withdrawal. Upon your request, in a form acceptable to use, automatic withdrawals will resume based on the new adjusted Lifetime Income Amount.

If you are receiving automated Lifetime Income Amount withdrawals after your 5th Contract Anniversary, and your Contract becomes subject to Required Minimum Distribution ("RMD") rules (see "VII. Federal Tax Matters - Required Minimum Distributions") that set an RMD amount greater than the Lifetime Income Amount, then unless you direct us otherwise, your automated withdrawals will equal the greater of the Lifetime Income Amount or the monthly RMD amount. If you do not take your RMD as part of the automated withdrawal, any request for your RMD amount will be an unscheduled withdrawal and may reduce the Lifetime Income Amount.

GENERAL. To make withdrawals of all or a portion of your Contract Value, you need to submit a written request (complete with all necessary information) to our Annuities Service Center. Unless you instruct us otherwise, your application for the Contract will be treated as your written request to begin automatic payment of the Lifetime Income Amount on your 5th Contract Anniversary. You may also make withdrawals by telephone as described above under "Telephone and Electronic Transactions." For IRAs , exercise of the withdrawal right may require the consent of the IRA owner's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to the Investment Account equal in value to the amount withdrawn from that Investment Account.

Except as stated above regarding the Lifetime Income Amount, there is no limit on the frequency of partial withdrawals; however, the amount of an unscheduled withdrawal must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal the Contract Value would be reduced to less than $300, we will generally treat the unscheduled withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Option promptly, and in any event within seven days of receipt of the request (complete with all necessary information) at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      -     trading on the New York Stock Exchange is restricted;

      - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

AUTOMATIC WITHDRAWALS. Unless you instruct us otherwise, we will send you the monthly automatic withdrawal amounts currently guaranteed under your Contract. That is, we will send you automated annual payments, in monthly installments, of either:

      (A)   the Lifetime Income Amount under your Contract; or

      (B)   the RMD amount, if greater than (A).

We may make additional options available in the future or upon request.

Your automatic withdrawals will be suspended (i.e., we will not process any further automated payments until you authorize us to do so) if, on or after the 5th Contract Anniversary, you take an unscheduled withdrawal.

Automatic withdrawals, like other withdrawals:

      - may be subject to income tax (including withholding for taxes) and, if you receive an annual guaranteed amount before age 59 1/2, a 10% IRS penalty tax;

      -     reduce the death benefit and other optional benefits.

If you do not want automatic withdrawals, you may notify us at any time by contacting your registered representative or our Annuities Service Center. There is no charge for receiving or cancelling automatic withdrawals.

SIGNATURE GUARANTEE REQUIREMENTS FOR SURRENDERS AND PARTIAL WITHDRAWALS. For your protection, we may require that you obtain a signature guarantee on a surrender or partial withdrawal in the following circumstances:

      - you are requesting that we mail the amount withdrawn to an alternate address; or

      - you have changed your address within 30 days of the withdrawal request; or

      - you are requesting a withdrawal in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal request. We will not accept copies or facsimiles of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and will not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or partial withdrawal as described above.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will treat any request to reduce or divide benefits under a Contract as a request for an unscheduled withdrawal of Contract Value. The transaction may be subject to any applicable tax charges, and your income guarantee may be reduced.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters").

Death Benefit Prior to the Maturity Date

The Contracts described in this Prospectus provide for the distribution of the Contract Value to the Beneficiary upon the death of the Owner.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following and all required claim forms at our Annuities Service Center:

      -     a certified copy of a death certificate; or

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

DISTRIBUTION OF DEATH BENEFIT. We will pay a death benefit equal to the Contract Value to the Beneficiary if any Contract Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary.

Upon the death of the Annuitant, the death benefit must be taken in the form of a lump sum. Upon the death of an Owner who is not the Annuitant, the Beneficiary may take the death benefit as a lump sum or, if permitted by federal tax regulations, may continue the Contract as the Owner.

If the death benefit proceeds are taken in the form of a lump sum, we will pay the death benefit within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals" above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account ("JHSAA"). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. The Beneficiary can obtain the remaining death benefit proceeds in a single sum by cashing one check for the entire amount. Note, however, that a JHSAA is not a true checking account as the Beneficiary cannot make deposits. It is solely a means of distributing the death benefit, so the Beneficiary can only make withdrawals. The JHSAA is part of our general account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

CONTRACT PROVISIONS APPLICABLE AFTER THE MATURITY DATE

================================================================================
You may receive annuity payments from us or take a lump sum payment.
================================================================================

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant on the Contract's Maturity Date. The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the 95th birthday of the oldest Annuitant. You may specify a different Maturity Date at any time by written request at least one month before both the date previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters."). Distributions may be required from IRAs before the Maturity Date.

NOTICE OF MATURITY DATE. Under our current administrative procedures, we will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify the information we currently have on file. We may delay the start of the annuity payments if you fail to verify this information.

Annuity payments will be made monthly. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Maturity Date.

Annuity payments are available under the Contract on a fixed basis only. Upon purchase of the Contract, and at any time prior to the Maturity Date, you may select the Annuity Option described below or choose an alternate single lump-sum payment. If no election is made at Maturity, we will provide the Annuity Option as a default. We will provide annuity payments based on the Investment Account value of the Investment Option at the date the Annuity Option commences. Once annuity payments commence:

      - you will no longer be permitted to make any withdrawals under the Contract;

      -     we may not change the Annuity Option or the form of settlement; and

      -     your death benefit under the Contract will terminate.

ANNUITY OPTION OFFERED IN THE CONTRACT. If you choose to annuitize your Contract instead of taking the Lifetime Income Amount, the Contracts guarantee the availability of the following Annuity Option:

Lifetime Income Amount with Cash Refund - Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of the Lifetime Income Amount at the election of this option or the amount that would be provided by applying the Contract Value at the election of this option to a cash refund annuity.

OTHER CONTRACT PROVISIONS

================================================================================
You have a right to cancel your Contract.
================================================================================

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (plus any sales charges deducted) computed at the end of the Business Day on which we receive your returned Contract.

The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.

================================================================================
You own the Contract.
================================================================================

Ownership

The Owner of the Contract is also the Annuitant unless the Contract is owned by a non-natural person. In the case of a non-natural owner, the Contract Owner must be a custodian or a trust established for the sole benefit of the Annuitant or his or her beneficiaries.

In the case of Nonqualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such.

You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. Except to the extent prohibited by state law, or by a state insurance or bank commissioner or any agency or officer performing like functions of any state, we must approve any change, and we reserve the right to refuse assignments or other transfers at any time on a non-discriminatory basis. A change of ownership, or an assignment, to a person or entity that does not have an insurable interest in the life of the Annuitant will cancel the Lifetime Income Amount. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary.

In the case of IRAs, ownership of the Contract generally may not be transferred except as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, an IRA to any person other than us.

================================================================================
The Annuitant is either you or someone you designate.
================================================================================

Annuitant

If the Contract Owner is a natural person, the Annuitant is the Owner, If the Contract is owned by a non-natural person, the Annuitant is the natural person whose life is used to determine the duration of annuity payments involving life contingencies and the Lifetime Income Amount. The Annuitant is entitled to receive all annuity payments under the Contract. The Annuitant is as designated on the Contract specifications page and in the application. On the death of the Annuitant prior to the Maturity Date, the death benefit will be paid to the Beneficiary.

The Annuitant becomes the Owner of the Contract at the Maturity Date. An individual IRA Owner must also be the Annuitant.

================================================================================
The Beneficiary is the person you designate to receive the death benefit if you die.
================================================================================

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of IRAs, U.S. Treasury regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age or Survival

We may require proof of age or survival of any person upon whose age or survival any payment depends. If the age of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age. If we have made incorrect annuity payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity payments.

                           VI. Charges And Deductions

FRONT-END SALES CHARGES

To compensate us for assuming certain distribution expenses, we deduct a front-end sales charge when you make a Purchase Payment for the A Share Contract. The front-end sales charge is a percent (the "sales charge percentage") of the corresponding Purchase Payment. The sales charge percentage applicable to each Purchase Payment is 3.00%. We also offer the NAV Contract, which is similar in every respect to the A Share Contract, except with no sales charges. The NAV Contract is offered exclusively through broker-dealers in connection with such broker-dealers' fee-based or wrap-fee/separately managed account advisory programs ("Programs"). No sales charges are assessed in connection with sales of the Contract through a Program. We do not offer any advisory or other services in connection with these Programs. Such services are provided exclusively through your broker-dealer, or by an investment adviser retained by you or related to your broker-dealer, and they may assess you additional fees for such services. We recommend that you contact your broker-dealer or investment adviser to see if any such additional fees apply to you.

Fees for such Programs are imposed in addition to the sales charges described in this Prospectus. The combination of the A Share Contract's sales charges and separately charged Program fees would result in two levels of fees, or greater expense than would be associated with an investment in the Contract other than through such Programs.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OR INVESTMENT STRATEGY IN CONNECTION WITH SUCH PROGRAMS.

ASSET-BASED CHARGES

We deduct from the Sub-Account a daily asset-based charge in an amount equal to 1.20% on an annual basis of the values of the Variable Investment Option to compensate us for administration and distribution expenses and mortality and expense risks.

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of the Lifetime Income Amount and annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. The expense risk we assume is the risk that the administration and distribution components of our asset-based charge may be insufficient to cover actual expenses.

The rate of the asset-based charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

In addition to the reductions available on front-end sales charges (see "Front-End Sales Charges" above), we may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

      - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      - We will consider the total amount of the Purchase Payment to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

      - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

      - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

      - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions that we assess. We may offer the NAV Contract when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, or of any of our affiliates, or of the John Hancock Trust. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your broker-dealer.

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

PREMIUM TAXES

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                  PREMIUM TAX RATE(1)
               -------------------------
 STATE OR         IRA       NONQUALIFIED
 TERRITORY     CONTRACTS     CONTRACTS
------------   ---------    ------------
 CA              0.50%         2.35%
 GUAM            4.00%         4.00%
 ME(2)           0.00%         2.00%
 NV              0.00%         3.50%
 PR              1.00%         1.00%
 SD(2)           0.00%         1.25%(3)
 TX(4)           0.04%         0.04%
 WV              1.00%         1.00%
 WY              0.00%         1.00%

(1)   Based on the state of residence at the time the tax is assessed.

(2)   We pay premium tax upon receipt of Purchase Payment.

(3)   0.80% on Purchase Payments in excess of $500,000.

(4)   Referred to as a "maintenance" tax.

                            VII. Federal Tax Matters

INTRODUCTION

The following discussion of the federal income tax treatment of the Contracts is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax adviser with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

NONQUALIFIED CONTRACTS
(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. Prior to the Maturity Date, death benefit proceeds are includible in income as follows:

      - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

      - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above.

After a Contract matures and annuity payments begin, if the annuity elected guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

      - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

      - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - attributable to the Contract Owner becoming disabled (as defined in the tax law);

      - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

      - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

      -     made under a single-premium immediate annuity contract; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Nonqualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Nonqualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

INDIVIDUAL RETIREMENT ACCOUNT/ANNUITY (IRA) CONTRACTS

The Contracts are also available for use as or in connection with IRAs, which qualify to receive favorable treatment under the Code. Numerous special tax rules apply to Contracts that are themselves IRAs or are used as IRA assets. We provide a brief description of types of IRAs and other retirement plans that receive favorable tax treatment ("Qualified Plans") in the SAI, but we make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus and in the SAI. We may limit or discontinue the availability of the Contracts for use as IRAs or as IRA assets in the future. If you intend to use a Contract in connection with an IRA you should consult a tax adviser.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used as or in connection with an IRA. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant.

Required Minimum Distributions

Treasury Regulations prescribe required minimum distribution ("RMD") rules governing the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distributions made under traditional IRAs and Roth IRAs after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse.

Temporary Waiver of RMDs for 2009

On December 23, 2008, the Worker, Retiree, and Employer Recovery Act of 2008 (the "Act") was signed into law. The Act provides a temporary waiver from required minimum distribution (RMD) rules in 2009 for certain tax-qualified retirement plans (including IRAs).

Under the Act, no minimum distribution is required for calendar year 2009 from individual retirement plans. The next RMD under these types of plans would be for calendar year 2010. This relief applies to life-time distributions to IRA owners and after-death distributions to beneficiaries.

In the case of an individual who attains age 70 1/2 in 2009 (i.e., the individual's required beginning date under current law is April 1, 2010), no distribution is required for 2009 and no distribution will be required to be made by April 1, 2010.

If the five-year rule applies to the payment of death benefit amounts, the Act provides that the five year period is determined without regard to calendar year 2009. For example, if an individual dies in 2007, the Act provides that the five year period ends in 2013 instead of 2012.

The Act does not change:

      - the requirement for an individual who attains age 70 1/2 in 2008 to begin RMDs (if not made during 2008) by April 1, 2009; and

      -     any RMD for calendar years after 2009.

Unless you notify us otherwise, we will continue to process systematic withdrawals that you have pre-authorized for an RMD amount. Please read the annuity prospectus carefully for additional information about the systematic withdrawal program(s) offered under your Contract.

You may not be required to take an RMD from a Contract in 2009. If you take a pre-authorized systematic withdrawal for a "required minimum distribution" amount in 2009, the withdrawal: (i) may be subject to income tax and (ii) may reduce the death benefit and other optional benefits.

Call or write us at the Annuities Service Center listed on the first page of this Prospectus if you wish to defer your RMD for 2009. If you would like to defer your RMD for 2009 but have already received a scheduled distribution, call our Annuities Service Center within 60 days of receipt of your distribution to discuss your options.

Please consult your tax adviser to determine how the Act affects your RMDs.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from IRAs. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

Rollovers and Transfers

Generally, you may take a distribution:

      - from a traditional IRA and make a "tax-free" rollover to another traditional IRA;

      - from a traditional IRA and make a "tax-free" rollover to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code; or

      - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) and make a "tax-free" rollover to a traditional IRA.

In addition, if your spouse survives you, he or she is permitted to take a distribution from your tax-qualified retirement account and make a "tax-free" rollover to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan.

You may also make a taxable rollover from a traditional IRA to a Roth IRA. In addition, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000 and (ii) you are not a married tax payer filing a separate return. This type of rollover is taxable. You may make a tax-free rollover to a Roth IRA from a Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or Section 403(b) of the Code.

In lieu of taking a distribution from your plan (including a Section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of plan assets.

Withholding on Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan, a traditional IRA, or a Roth IRA.

If you wish to purchase an IRA, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us in lieu of making a distribution to you. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO PURCHASE A CONTRACT FOR USE AS AN IRA OR IRA ASSET.

Conversions and Rollovers to Roth IRAs

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

      -     you have adjusted gross income over $100,000; or

      -     you are a married tax payer filing a separate return.

These restrictions do not apply in tax years beginning after December 31, 2009. The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in Section 401(a) or
Section 403(b) of the Code. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

If you convert a Contract issued as a traditional IRA to a Roth IRA, or instruct us to transfer a rollover amount from a traditional IRA to a Roth IRA, you may instruct us to not withhold any of the conversion for taxes and remittance to the IRS. A direct rollover or conversion is not subject to mandatory tax withholding, even if the distribution is includible in gross income.

You may find it advantageous to pay the tax due from resources other than your retirement plan assets if you wish to purchase a Contract for use as a Roth IRA through a rollover from that retirement plan. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any Additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit).

If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange.

You should consult with your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.

SEE YOUR OWN TAX ADVISER

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              VIII. General Matters

DISTRIBUTION OF CONTRACTS

================================================================================
We pay compensation for sales of the Contracts.
================================================================================

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc. or "NASD").

We offer the Contracts for sale through certain broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the FINRA, may also offer the Contracts directly to potential purchasers.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Portfolio's distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to AnnuityNote A Share Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers at the time of the sale is not expected to exceed 3.00% of the Purchase Payment. For NAV Contracts, no compensation is paid at the time of sale. For both Contracts, however, JH Distributors may pay ongoing compensation at an annual rate of up to 0.50% of the values of the Contracts attributable to Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms authorized to distribute the

Contracts and to whom we paid annual amounts greater than $5,000 under these arrangements in 2008, in the Statement of Additional Information (SAI), which is available upon request (see "Statements of Additional Information," below). Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the contracts of one issuer over another issuer, or one product over another product.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Account. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.

STATEMENTS OF ADDITIONAL INFORMATION

We provide additional information about the Contracts and the Separate Accounts, including information on our history, the accumulation unit value tables, services provided to the Separate Accounts and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents


General Information and History                                1
Accumulation Unit Value Tables                                 1
Services                                                       1
   Independent Registered Public Accounting Firm               1
   Servicing Agent                                             1
   Principal Underwriter                                       1
   Special Compensation and Reimbursement Arrangements         2
State Variations Regarding Recognition of Same-Sex Couples     5
Qualified Plan Types                                           6
Legal and Regulatory Matters                                  10
Appendix A: Audited Financial Statements                     A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A Statement of Additional Information
Table of Contents


General Information and History                                1
Accumulation Unit Value Tables                                 1
Services                                                       1
   Independent Registered Public Accounting Firm               1
   Servicing Agent                                             1
   Principal Underwriter                                       1
   Special Compensation and Reimbursement Arrangements         2
State Variations Regarding Recognition of Same-Sex Couples     5
Qualified Plan Types                                           6
Legal and Regulatory Matters                                  10
Appendix A: Audited Financial Statements                     A-1


Financial Statements


The Statements of Additional Information also contain the Company's financial statements as of the years ended 2007 and 2008, and its Separate Accounts' financial statements as of the year ended 2008 (the "Financial Statements"). Our Financial Statements provide information on our financial strength as of the year ended 2008, including information on our general account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company's general account is comprised of securities and other investments, the value of which may decline during periods of adverse market conditions.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2009

                              [JOHN HANCOCK LOGO]

                       Statement of Additional Information
         John Hancock Life Insurance Company (U.S.A.) Separate Account H

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York as follows:

                     PROSPECTUSES ISSUED BY JOHN HANCOCK USA
           ( to be read with this Statement of Additional Information)
                John Hancock AnnuityNote A Share Variable Annuity
                  John Hancock AnnuityNote NAV Variable Annuity
                            Venture Variable Annuity
                          Venture III Variable Annuity
                        Venture Vantage Variable Annuity
                         Venture Vision Variable Annuity
                        Venture Strategy Variable Annuity
                           Wealthmark Variable Annuity
                         Wealthmark ML3 Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
        Annuities Service Center                  Mailing Address
        164 Corporate Drive                       Post Office Box 9505
        Portsmouth, NH 03801-6815                 Portsmouth, NH 03802-9505
        (617) 663-3000 or (800) 344-1029          www.jhannuities.com

JHUSA SEP ACCT H SAI 05/09

                                Table of Contents

GENERAL INFORMATION AND HISTORY.........................................1
ACCUMULATION UNIT VALUE TABLES..........................................1
SERVICES................................................................1
     Independent Registered Public Accounting Firm......................1
     Servicing Agent....................................................1
     Principal Underwriter..............................................1
     Special Compensation and Reimbursement Arrangements................2
STATE VARIATIONS REGARDING RECOGNITION OF SAME-SEX COUPLES..............5
QUALIFIED PLAN TYPES....................................................6
LEGAL AND REGULATORY MATTERS............................................10
APPENDIX A:  AUDITED FINANCIAL STATEMENTS...............................A-1

                         General Information and History

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the "Separate Account") (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), ("we," "us," "the Company," or "John Hancock USA") (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 38500 Woodward Avenue Bloomfield Hills, Michigan 48304. We also have an Annuities Service Center located at 164 Corporate Drive, Portsmouth, New Hampshire 03801-6815. Our ultimate parent is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America's assets, including the assets of the Separate Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2008 and for each of the two years in the period ended December 31, 2008, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Servicing Agent

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

      - daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

      -     semimonthly commission statements;

      -     monthly summaries of agent production and daily transaction reports;

      -     semiannual statements for contract owners; and

      -     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per Contract per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the Contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2008, 2007, and 2006 were $597,650,909, $657,183,413, and $516,555,523, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment Portfolios or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.

Revenue sharing payments assist in our efforts to promote the sale of the Contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determine which firms to support and the extent of the payments we are willing to make, and generally choose to compensate firms that are willing to cooperate with our promotional efforts and have a strong capability to distribute the Contracts. We do not make an independent assessment of the cost of providing such services. Instead, we agree with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may include different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we may provide to firms, directly or through JHD, are not mutually exclusive and may vary from Contract to Contract. We or our affiliates may make additional types of revenue sharing payments for other products, and may enter into new revenue sharing arrangements in the future. The following list includes the names of member firms of the Financial Industry Regulatory Authority ("FINRA," formerly the National Association of Securities Dealers, Inc., or "NASD") (or their affiliated broker-dealers) that we are aware (as of December 31, 2008) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:

NAME OF FIRM

                                   DISTRIBUTOR


                            1st Global Capital Corp.
            A. G. Edwards & Sons, Inc. (acquired by Wachovia in 2008)
                       AIG - AIG Financial Advisors, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - American General Securities
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                     American Portfolios Financial Services
                        AmTrust Investment Services, Inc.
                             Arvest Investment, Inc.
                    Banc of America Investment Services, Inc
                       BancWest Investment Services, Inc.
                                   BOSC, Inc.
                          Cambridge Investment Research

                                   DISTRIBUTOR


                               Centaurus Financial
                         Citigroup Global Markets, Inc.
                           CCO Investment Services Co.
                               Comerica Securities
                         Commonwealth Financial Network
                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                            Essex National Securities
                             First Allied Securities
                          Fifth Third Securities, Inc.
                               Founders Financial
                         Geneos Wealth Management, Inc.
                            GunnAllen Financial, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments Inc.
                        Independent Financial Group, LLC
                    ING - Financial Network Investment Corp.
                             ING Financial Partners
                  ING - Multi-Financial Securities Corporation
                    ING - PrimeVest Financial Services, Inc.
                                 InterSecurities
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, LLC
                              James T Borello & Co.
                          Janney Montgomery Scott, LLC
                         John Hancock Financial Network
                          Key Investments Services, LLC
                        Lasalle Financial Services, Inc.
                           Lasalle St. Securities, LLC
                     Lincoln Financial Advisors Corporation
                       Lincoln Financial Securities Corp.
                     LPL - Associated Securities Corporation
                               LPL Financial Corp.
                           LPL - Mutual Services Corp.
                              LPL - Uvest Financial
                     LPL - Waterstone Financial Group, Inc.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                          MML Investors Services, Inc.
                       Money Concepts Capital Corporation
                            Morgan Keegan & Co., Inc.
                           Morgan Stanley & Co., Inc.
                                 Next Financial.
                                 NFP Securities
                    NPH - Investment Center of America, Inc.
                       NPH - Invest Financial Corporation
                          NPH - National Planning Corp.
                           NPH - SII Investments, Inc.
                    PAC - United Planners Financial Services
                          Pacific West Securities, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                              PNC Investments, LLC
                          Prime Capital Services, Inc.
                                ProEquities, Inc.

                                   DISTRIBUTOR


                               Prospera Financial
                           Questar Capital Corporation
                            Raymond James Associates
                        Raymond James Financial Services
                             RBC Dain Rauscher, Inc.
                           Robert W. Baird & Co., Inc.
                               Sammons Securities
                            Securities America, Inc.
                           Sigma Financial Corporation
                         Stifel, Nicolaus & Company, Inc
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                       Unionbanc Investment Services, LLC
                     Wachovia Securities Financial Network
                         Wachovia Securities LLC, (ISG)
                         Wachovia Securities LLC, (PCG)
                         Walnut Street Securities, Inc.
                          Wells Fargo Investments, LLC
                        Woodbury Financial Services, Inc.


Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of a variable annuity contract.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contracts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

           State Variations Regarding Recognition of Same-Sex Couples

The Federal Defense of Marriage Act ("DOMA") does not recognize civil unions or same-sex marriage. Therefore, the federal tax treatment available to spouses who fall within the definition of DOMA may not be available to civil union or same-sex marriage partners. However, the following table identifies the states that may, pursuant to state law, extend to civil union and same-sex marriage partners the same benefits (other than federal tax benefits) that are granted to spouses who fall within the definition of DOMA:


            STATE                   TYPE OF JURISDICTION                                    RELATED RULE
         California                 Domestic Partnership
                                        Civil Union,
         Connecticut                 Same-Sex Marriage

    District of Columbia            Domestic Partnership
           Hawaii            Reciprocal Beneficiary Relationship
            Iowa                     Same-Sex Marriage
            Maine                  Domestic Partnerships
          Maryland                 Domestic Partnership
       Massachusetts                 Same-Sex Marriage
       New Hampshire                    Civil Union

         New Jersey                     Civil Union,                 Also recognizes spouses of same-sex marriages who were married
                                    Domestic Partnership             in another jurisdiction

          New York                          --                       Recognizes spouses of civil unions and same-sex marriages who were married in another jurisdiction
           Oregon                   Domestic Partnership

        Rhode Island                        --                       Recognizes spouses of civil unions and same-sex marriages who were married in another jurisdiction
           Vermont                   Same-Sex Marriage
         Washington                 Domestic Partnership

                              Qualified Plan Types

TRADITIONAL IRAs

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code Section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender distribution, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the distribution.

The tax law requires that annuity payments or other distributions under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain significant respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

      -     made after the Owner attains age 59 1/2;

      -     made after the Owner's death;

      -     attributable to the Owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t) (2) (F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. Distributions must, however, begin after the Owner's death. A Roth IRA may (subject to constraints explained below under "Conversion or Direct Rollover to a Roth IRA") accept a "qualified rollover contribution" from another Roth IRA, a traditional IRA, a qualified retirement plan described in
Section 401(a) or 403(a) of the Code, a tax-sheltered annuity contract described in Section 403(b) of the Code, or an eligible deferred compensation plan maintained by a governmental employer under Section 457(b) of the Code.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

      -     you have adjusted gross income over $100,000; or

      -     you are a married tax payer filing a separate return.

These restrictions do not apply in tax years beginning after December 31, 2009.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers to a Roth IRA from another Roth IRA or from a designated Roth account within a qualified retirement plan. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If the converted or rollover amount is held in an annuity contract issued by us, we may have to withhold (make a contract withdrawal and remit to the IRS) up to 20% of the taxable gain in the contract. This amount withheld could reduce the benefit value of any elected optional guarantee rider, in a proportion determined by the rider. You may find it advantageous to pay the tax due on the conversion from resources outside of the annuity contract in order to avoid any benefit reduction. YOU SHOULD SEEK INDEPENDENT TAX ADVICE IF YOU INTEND TO USE THE CONTRACT IN CONNECTION WITH A ROTH IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT TAX ADVICE.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP - IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP - IRA, and rules on taxation of distributions from a SEP - IRA, are generally the same as those discussed above for distributions from a traditional IRA.

SECTION 403(b) QUALIFIED PLANS OR TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK INDEPENDENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PURCHASE PAYMENTS, AND OTHER TAX CONSEQUENCES. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Final regulations concerning tax sheltered annuity contracts became effective on July 26, 2007, but are generally applicable for tax years beginning after December 31, 2008. These regulations require the employer to adopt a written defined contribution plan which, in both form and operation, satisfies the requirements of the regulations. The regulations specify that any exchange of a 403(b) annuity contract for another 403(b) annuity contract occurring after September 24, 2007 will not be treated as a taxable distribution provided the employer and the company issuing the new contract have agreed to share information concerning the employee's employment status, hardship distributions and loans, if any.

Restrictions on Section 403(b) Qualified Plans

AVAILABILITY. We currently are not offering this Contract for use in a retirement plan intended to qualify as a Section 403(b) Qualified Plan (a "Section 403(b) Qualified Plan" or the "Plan") unless (a) we (or an affiliate of ours) previously issued annuity contracts to that retirement plan, (b) the initial purchase payment for the new Contract is sent to us directly from the
Section 403(b) Qualified Plan through your employer, the Plan's administrator, the Plan's sponsor or in the form of a transfer acceptable to us, (c) we have entered into an agreement with your Section 403(b) Qualified Plan concerning the sharing of information related to your Contract (an "Information Sharing Agreement"), and (d) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Qualified Plan that the plan qualifies under Section 403(b) of the Code and complies with applicable Treasury regulations (a "Certificate of Compliance") (Information Sharing Agreement and Certificate of Compliance, together the "Required Documentation").

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Qualified Plan.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with a rollover transfer of initial Purchase Payment funds, the transfer may be treated as a taxable transaction.

OWNERSHIP. You may not sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a 403(b) Qualified Contract or some or all of such a Contract's value to any person other than us without the consent of an employer, a Plan administrator or a Plan sponsor. A request to transfer ownership must be accompanied by the Required Documentation. In the event we do not receive the Required Documentation and you nonetheless direct us to proceed with a transfer of ownership, the transfer may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.

ADDITIONAL PURCHASE PAYMENTS. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Qualified Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Qualified Plan to a previously issued Contract used in a
Section 403(b) Qualified Plan. Such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the Additional Purchase Payments, the Additional Purchase Payment may be treated as a taxable transaction and your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you.

WITHDRAWALS. Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      -     earnings on those contributions; and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions.

Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Qualified Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant's spouse, under Section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under Section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59 1/2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

LOANS. Loans from Qualified Contracts intended for use under Section 403(b) Qualified Plans, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid. We currently offer a loan privilege to Owners of Contracts issued in connection with Section 403(b) Qualified Plans: 1) that were issued prior to January 1, 2009; 2) that are not subject to Title 1 of ERISA, and 3) that have not elected a guaranteed minimum withdrawal benefit Rider. We will not permit nor support loans from Contracts issued on or after January 1, 2009 in connection with Section 403(b) Qualified Plans.

COLLECTING AND USING INFORMATION. Through your participation in a retirement plan intended to qualify under Section 403(b), the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as contract values, purchase payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under the Section 403(b) Qualified Plan, and among their employees. By applying for or purchasing a Contract for use in a Section 403(b) Qualified Plan or by intending to make an additional purchase payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract for use in a Section 403(b) Qualified Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

If you are considering making a rollover transfer from a retirement plan described in Section 403(b) of the Code to a traditional IRA or a Roth IRA, you should consult with a tax advisor regarding possible tax consequences. If you have a loan outstanding under the section 403(b) plan, the transfer may subject you to income taxation on the amount of the loan balance.

Restrictions Under the Texas Optional Retirement Program

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

      - termination of employment in all Texas public institutions of higher education;

      -     retirement;

      -     death; or

      -     the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant's transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. - 10" or "Keogh," permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. EMPLOYERS INTENDING TO USE THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SEEK INDEPENDENT ADVICE.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code
Section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes.

A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      -     the Separate Account; or

      - the ability of the principal underwriter to perform its contract with the Separate Account; or

      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

On June 25, 2007, John Hancock Investment Management Services, LLC (the "Adviser") and John Hancock Distributors LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust Portfolios that participated in the Adviser's commission recapture program during the period from 2000 to April 2004. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of Portfolio shares in April 2004.

                    APPENDIX A: Audited Financial Statements

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)
Years Ended December 31, 2008, 2007, and 2006

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

              INDEX TO AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm....................................... F-2

Audited Consolidated Financial Statements

 Consolidated Balance Sheets-
 As of December 31, 2008 and 2007............................................................. F-3

 Consolidated Statements of Operations-
 For the Years Ended December 31, 2008, 2007, and 2006........................................ F-5

 Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income (Loss)-
 For the Years Ended December 31, 2008, 2007, and 2006........................................ F-6

 Consolidated Statements of Cash Flows-
 For the Years Ended December 31, 2008, 2007, and 2006........................................ F-7

 Notes to Consolidated Financial Statements................................................... F-9

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated balance sheets of John Hancock Life Insurance Company (U.S.A.) ("the Company") as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in shareholders' equity and comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 the Company changed their method of accounting for collateral related to certain derivative activities and in 2006 the Company changed their method of accounting for defined benefit pension and other postretirement benefit plans.

                                                             /s/ ERNST & YOUNG
                                                               LLP

Boston, Massachusetts
April 16, 2009

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                          CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                           -----------------------
                                                                              2008        2007
                                                                           -----------------------
                                                                                (in millions)
Assets
 Investments
 Fixed maturities:
   Available-for-sale--at fair value
   (amortized cost: 2008--$14,875; 2007--$13,050).........................   $  14,736   $  13,689
 Equity securities:
   Available-for-sale--at fair value
   (cost: 2008--$517; 2007--$781).........................................         415         956
 Mortgage loans on real estate............................................       2,629       2,414
 Investment real estate...................................................       1,719       1,543
 Policy loans.............................................................       2,785       2,519
 Short-term investments...................................................       3,665       2,723
 Other invested assets....................................................         398         325
                                                                           ----------- -----------
   Total Investments......................................................      26,347      24,169

 Cash and cash equivalents................................................       3,477       3,345
 Accrued investment income................................................         319         310
 Goodwill.................................................................          54          54
 Deferred policy acquisition costs and deferred sales inducements.........       8,293       5,928
 Amounts due from and held for affiliates.................................       2,622       2,723
 Reinsurance recoverable..................................................       1,518       1,390
 Embedded derivatives recoverable for certain separate account guarantees.       4,382         586
 Other assets.............................................................       1,504         619
 Separate account assets..................................................      77,681     105,380
                                                                           ----------- -----------
   Total Assets...........................................................   $ 126,197   $ 144,504
                                                                           =========== ===========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                                          December 31,
                                                                                     -----------------------
                                                                                        2008        2007
                                                                                     -----------------------
                                                                                          (in millions)
Liabilities and Shareholder's Equity
Liabilities
 Future policy benefits.............................................................   $  27,796   $  24,594
 Policyholders' funds...............................................................         381         300
 Unearned revenue...................................................................       2,178         543
 Unpaid claims and claim expense reserves...........................................         591         720
 Policyholder dividends payable.....................................................         216         210
 Amounts due to affiliates..........................................................       4,511       4,371
 Current income tax payable.........................................................         142         174
 Deferred income tax liability......................................................         855       1,000
 Embedded derivatives payable for certain separate account guarantees...............       2,859         567
 Other liabilities..................................................................       3,836       1,261
 Separate account liabilities.......................................................      77,681     105,380
                                                                                     ----------- -----------
       Total Liabilities............................................................     121,046     139,120

Commitments, Guarantees, and Legal Proceedings (Note 10)

Shareholder's Equity
 Preferred stock ($1.00 par value; 50,000,000 shares authorized; 100,000 shares
   issued and outstanding at December 31, 2008 and 2007)............................           -           -
 Common stock ($1.00 par value; 50,000,000 shares authorized; 4,728,937 shares issued and outstanding at December 31, 2008; 4,728,935 issued and outstanding at
   December 31, 2007)...............................................................           5           5
 Additional paid-in capital.........................................................       2,704       2,222
 Retained earnings..................................................................       2,534       2,572
 Accumulated other comprehensive (loss) income......................................        (92)         585
                                                                                     ----------- -----------
       Total Shareholder's Equity...................................................       5,151       5,384
                                                                                     ----------- -----------
       Total Liabilities and Shareholder's Equity...................................   $ 126,197   $ 144,504
                                                                                     =========== ===========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                   Years ended December 31,
                                                                 -----------------------------
                                                                   2008      2007      2006
                                                                 -----------------------------
                                                                         (in millions)
Revenues
 Premiums.......................................................   $   963   $   875   $ 1,014
 Fee income.....................................................     2,688     3,262     2,483
 Net investment income..........................................     1,435     1,337     1,163
 Net realized investment and other gains........................       426       162        32
                                                                 --------- --------- ---------
     Total revenues.............................................     5,512     5,636     4,692

Benefits and expenses
 Benefits to policyholders......................................     4,500     2,375     1,889
 Policyholder dividends.........................................       421       416       395
 Amortization of deferred policy acquisition costs and deferred
   sales inducements............................................     (388)       584       536
 Other operating costs and expenses.............................     1,320     1,269     1,117
                                                                 --------- --------- ---------
     Total benefits and expenses................................     5,853     4,644     3,937
                                                                 --------- --------- ---------

(Loss) income before income taxes...............................     (341)       992       755

Income tax (benefit) expense....................................     (303)       273       230
                                                                 --------- --------- ---------

Net (loss) income...............................................   $  (38)   $   719   $   525
                                                                 ========= ========= =========

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

              CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S
                    EQUITY AND COMPREHENSIVE INCOME (LOSS)

                                                         Additional          Accumulated Other     Total
                                                 Capital  Paid-in   Retained   Comprehensive   Shareholder's  Outstanding
                                                  Stock   Capital   Earnings      Income          Equity         Shares
                                                 --------------------------------------------------------------------------
                                                        (in millions, except for shares outstanding)         (in thousands)
Balance at January 1, 2006......................   $ 5    $ 2,045   $ 1,463       $   525         $ 4,038        4,829

Comprehensive income:
 Net income.....................................                        525                           525
   Other comprehensive income, net of tax:
     Net unrealized investment losses...........                                     (46)            (46)
     Foreign currency translation
       adjustment...............................                                      (5)             (5)
     Minimum pension liability..................                                        5               5
                                                                                               -------------
Comprehensive income............................                                                      479

SFAS No. 158 transition adjustment..............                                      (2)             (2)
Employee stock option plan (ESOP)...............               13                                      13
Capital contribution from Parent................               71                                      71
Transfer of real estate to affiliate............               87                                      87
                                                 --------------------------------------------------------------------------
Balance at December 31, 2006....................   $ 5    $ 2,216   $ 1,988       $   477         $ 4,686        4,829

Comprehensive income:
 Net income.....................................                        719                           719
   Other comprehensive income, net of tax:
     Net unrealized investment gains............                                      124             124
     Foreign currency translation
       adjustment...............................                                      (4)             (4)
     Amortization of periodic pension costs.....                                        1               1
     Cash flow hedges...........................                                     (13)            (13)
                                                                                               -------------
Comprehensive income............................                                                      827

Employee stock option plan (ESOP)...............                6                                       6
Dividends paid to Parent........................                      (135)                         (135)
                                                 --------------------------------------------------------------------------
Balance at December 31, 2007....................   $ 5    $ 2,222   $ 2,572       $   585         $ 5,384        4,829

Comprehensive income:
 Net loss.......................................                       (38)                          (38)
   Other comprehensive income, net of tax:
     Net unrealized investment losses...........                                    (645)           (645)
     Foreign currency translation
       adjustment...............................                                     (23)            (23)
     Change in funded status of pension plan
       and amortization of periodic pension
       costs....................................                                     (15)            (15)
     Cash flow hedges...........................                                        6               6
                                                                                               -------------
Comprehensive loss..............................                                                    (715)
Capital contribution from Parent................              477                                     477
Employee stock option plan (ESOP)...............                5                                       5
                                                 --------------------------------------------------------------------------
Balance at December 31, 2008....................   $ 5    $ 2,704   $ 2,534       $  (92)         $ 5,151        4,829
                                                 ==========================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                 Years ended December 31
                                                                         ----------------------------------------
                                                                             2008          2007          2006
                                                                         ----------------------------------------
                                                                                      (in millions)
Cash flows from operating activities:
Net (loss) income.......................................................   $      (38)   $      719    $      525
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
 Amortization of premium and accretion of discounts, net--fixed
   maturities...........................................................          (28)            9            13
 Net realized investment and other gains................................         (426)         (162)         (32)
 Amortization of deferred policy acquisition costs and deferred sales
   inducements..........................................................         (388)          584           536
 Capitalization of deferred policy acquisition costs and deferred sales
   inducements..........................................................       (1,687)       (1,700)      (1,154)
 Depreciation and amortization..........................................           59            26            26
 Increase in accrued investment income..................................           (9)          (63)          (1)
 Decrease in other assets and other liabilities, net....................        1,584           448           398
 Increase in policyholder liabilities and accruals, net.................        1,958           781           479
 Increase in deferred income taxes......................................          212            50           237
                                                                         ----------------------------------------
Net cash provided by operating activities...............................        1,237           692         1,027
                                                                         ----------------------------------------

Cash flows from investing activities:
 Sales of:
   Fixed maturities.....................................................        4,008         8,814         9,657
   Equity securities....................................................          411           304           355
   Real estate..........................................................            -             -            27
   Other invested assets................................................          149             -             -
 Maturities, prepayments, and scheduled redemptions of:
   Fixed maturities.....................................................          413           485           658
   Mortgage loans on real estate........................................        1,221         1,453         1,105
 Purchases of:
   Fixed maturities.....................................................       (6,483)      (11,150)     (10,327)
   Equity securities....................................................         (195)         (229)        (690)
   Real estate..........................................................         (205)         (168)         (16)
   Other invested assets................................................         (283)         (121)         (74)
 Mortgage loans on real estate issued...................................       (1,434)       (1,409)      (1,128)
 Issuance of notes receivable from affiliates...........................         (295)            -             -
 Cash received on sale of mortgage backed security to affiliate.........            -            15             -
 Net purchases of short-term investments................................         (939)       (2,013)        (162)
 Other, net.............................................................         (161)         (249)        (281)
                                                                         ----------------------------------------
Net cash used in investing activities...................................       (3,793)       (4,268)        (876)
                                                                         ----------------------------------------

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                                                                     Years ended December 31,
                                                                 ---------------------------------
                                                                    2008       2007       2006
                                                                 ---------------------------------
                                                                           (in millions)
Cash flows from financing activities:
   Capital contribution from Parent.............................   $     477   $     -   $      71
   Dividends paid to Parent.....................................           -     (135)           -
   (Decrease) increase in amounts due to affiliates.............       (666)     1,768          14
   Universal life and investment-type contract deposits.........       4,760     2,748       2,832
   Universal life and investment-type contract maturities and
     withdrawals................................................     (1,422)     (509)     (1,266)
   Net transfers to separate accounts from policyholders' funds.     (1,929)     (881)       (433)
   Excess tax benefits related to share-based payments..........           1         2           2
   Cash received on sale of real estate to affiliate............           -         -         150
   Unearned revenue on financial reinsurance....................       1,592     (149)        (49)
   Net reinsurance recoverable..................................       (125)      (35)          49
                                                                 ---------------------------------
Net cash provided by financing activities.......................       2,688     2,809       1,370
                                                                 ---------------------------------

Net increase (decrease) in cash and cash equivalents............         132     (767)       1,521
Cash and cash equivalents at beginning of year..................       3,345     4,112       2,591
                                                                 ---------------------------------
Cash and cash equivalents at end of year........................   $   3,477   $ 3,345   $   4,112
                                                                 =================================

The accompanying notes are an integral part of these consolidated financial statements.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 -- Summary of Significant Accounting Policies

Business. John Hancock Life Insurance Company (U.S.A.) ("JHUSA" or the "Company") is a wholly-owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is a wholly-owned subsidiary of Manulife Holdings (Delaware) LLC ("MHDLLC"), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based, publicly traded stock life insurance company.

The Company provides a wide range of insurance and investment products to both individual and institutional customers located primarily in the United States. These products, including individual life insurance, individual and group fixed and variable annuities, and group pension contracts, are sold through an extensive network of agents, securities dealers, and other financial institutions. The Company also offers investment management services with respect to the Company's separate account assets and to mutual funds and institutional customers. The Company is licensed in forty-nine states.

Basis of Presentation. These financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"), which requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned and or controlled subsidiaries and variable interest entities ("VIEs") in which the Company is the primary beneficiary. Partnerships, joint venture interests, and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. All significant intercompany transactions and balances have been eliminated. For further discussion regarding VIEs, see Note 3 -- Relationships with Variable Interest Entities.

Reclassifications. Certain prior year amounts have been reclassified to conform to the current year presentation.

Investments. The Company classifies its fixed maturity securities, other than leveraged leases, as available-for-sale and records these securities at fair value. Unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder's equity, net of policyholder related amounts and deferred income taxes. Interest income is generally recognized on the accrual basis. The amortized cost of fixed maturity securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts are included in net investment income. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses).

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and preferred stock. Equity securities that have readily determinable fair values are carried at fair value. For equity securities that the Company classifies as available-for-sale, unrealized investment gains and losses are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Equity securities that do not have readily determinable fair values are carried at cost and are included in other invested assets. Impairments in value deemed to be other-than-temporary are reported as a component of net realized investment and other gains (losses). Dividends are recorded as income on the ex-dividend date.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premium or accretion of discount, less allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate, or is based on the collateral value of the loan if higher and the loan is collateral dependent. The Company estimates this level to be adequate to absorb

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)

estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in net investment income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate held-for-sale is carried at the lower of depreciated cost or fair value less expected disposition costs. Any change to the valuation allowance for real estate held-for-sale is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate classified as held-for-sale.

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments. The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and also to manage the duration of assets and liabilities. All derivative instruments are carried on the Company's Consolidated Balance Sheets in other assets or other liabilities at fair value.

In certain cases, the Company uses hedge accounting by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments, as well as the offsetting changes in fair value of the hedged items, are recorded in net realized investment and other gains (losses). Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in accumulated other comprehensive income and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in accumulated other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the balance remaining in accumulated other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques, including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors and swaptions), the premium is amortized into net investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e. the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)


The Company is a party to financial instruments that may contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether bifurcation is required. If it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract. Embedded derivatives are carried at fair value with changes in fair value reported in net realized investment and other gains (losses) for derivatives embedded in investment securities, or benefits to policyholders for the reinsurance recoverable related to guaranteed minimum income benefits and certain separate account guarantees related to guaranteed minimum withdrawal benefits.

Cash and Cash Equivalents. Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Goodwill. As a result of the acquisition of Wood Logan Associates, the Company recognized an asset for goodwill representing the excess of the cost over the fair value of the assets acquired and liabilities assumed.

The Company tests goodwill for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred.

Deferred Policy Acquisition Costs and Deferred Sales Inducements. Deferred policy acquisition costs ("DAC") are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include sales commissions, certain policy issuance and underwriting costs, and certain agency expenses. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, group pension contracts, universal life insurance, DAC and unearned revenue are amortized generally in proportion to the change in present value of expected gross profits arising principally from surrender charges, investment results, including realized gains (losses), and mortality and expense margins. DAC amortization is adjusted retrospectively when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on investments as if these gains (losses) had been realized, with corresponding credits or charges included in accumulated other comprehensive income.

DAC related to non-participating traditional life insurance is amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual and group annuity products. The Company defers sales inducements and amortizes them over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

Reinsurance. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its contract holders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Separate Account Assets and Liabilities. Separate account assets and liabilities reported on the Company's Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)

such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company.

Future Policy Benefits and Policyholders' Funds. Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 27% and 34% of the Company's traditional life net insurance in-force at December 31, 2008 and 2007, respectively, and 77%, 88%, and 93% of the Company's traditional life net insurance premiums for the years ended December 31, 2008, 2007, and 2006, respectively.

Benefit liabilities for annuities during the accumulation period are equal to accumulated contract holders' fund balances and after annuitization are equal to the present value of expected future payments.

For payout annuities in loss recognition, future policy benefits are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net realized investment and other gains (losses) associated with the underlying assets.

For non-participating traditional life insurance policies and reinsurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue date. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

Policyholders' funds for universal life products and group pension contracts are equal to the total of the policyholder account values before surrender charges. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances.

Components of policyholders' funds were as follows:

                                                 December 31,
                                                ---------------
                                                 2008    2007
                                                ---------------
                                                 (in millions)
                Individual and group annuities.   $  65   $  41
                Group pension contracts........      78      82
                Universal life and other.......     238     177
                                                ---------------
                Total policyholders' funds.....   $ 381   $ 300
                                                ===============

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Policyholder Dividends. Policyholder dividends for the closed block are approved annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year, as well as management's judgment as to the proper level of statutory surplus to be retained by the Company. For additional information on the closed block, see
Note 6 -- Closed Block.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)


Revenue Recognition. Premiums from participating and non-participating traditional life insurance, and reinsurance contracts are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Deposits related to universal life contracts are credited to policyholders' account balances. Revenues from these contracts, as well as annuities and group pension contracts, consist of amounts assessed against policyholders' account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees and administration service fees. Such fees and commissions are recognized in the period in which services are performed.

Share-Based Payments. The Company adopted Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment," ("SFAS No. 123(R)") on January 1, 2006. The standard requires that the costs resulting from share-based payment transactions with employees be recognized in the financial statements utilizing a fair value based measurement method.

Certain Company employees are provided compensation in the form of stock options, deferred share units, and restricted share units in MFC. The fair value of the stock options granted by MFC to the Company's employees is recorded by the Company over the vesting periods. The fair value of the deferred share units and the intrinsic fair value of the restricted share units granted by MFC to Company employees are recognized in the accounts of the Company over the vesting periods of the units. The share-based payments are a legal obligation of MFC, but in accordance with U.S. GAAP, are recorded in the accounts of the Company in other operating costs and expenses.

Upon adoption of SFAS No. 123(R), the Company was required to determine the portion of additional paid-in capital that was generated from the realization of excess tax benefits prior to the adoption of SFAS No. 123(R) available to offset deferred tax assets that may need to be written off in future periods had the Company adopted the SFAS No. 123 fair value recognition provisions in 2001. The Company elected to calculate this "pool" of additional paid-in capital using the shortcut method as permitted by FASB Staff Position
No. 123(R)-3, "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards."

SFAS No. 123(R) also requires the benefits of tax deductions in excess of recognized compensation cost to be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after adoption. For the years ended December 31, 2008 and 2007, the Company recognized $1 million and $2 million, respectively, of excess tax benefits related to share-based payments in the Consolidated Statement of Cash Flows. Upon adoption in 2006, the Company recognized $2 million of excess tax benefits related to share-based payments, which was reclassified from net operating cash flows to net financing cash flows.

Income Taxes. The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

Foreign Currency. Assets and liabilities relating to foreign operations are translated into U.S. dollars using current exchange rates as of the balance sheet date. Revenues and expenses are translated using the average exchange rates during the year. The resulting net translation adjustments for each year are included in accumulated other comprehensive income. Gains or losses on foreign currency transactions are reflected in earnings.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)


Recent Accounting Pronouncements

  FASB Staff Position No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF No. 99-20-1")

In January 2009, the Financial Accounting Standards Board ("FASB") issued FSP EITF No. 99-20-1 which helps conform the impairment guidance in EITF No. 99-20 to the impairment guidance of SFAS No. 115. EITF No. 99-20 applies to debt securities backed by securitized financial assets ("ABS"), which are of less than high credit quality and can be contractually prepaid in a way that the investor could lose part of its investment. These securities are categorized as available-for-sale and have fair values below their carrying values. FSP EITF No. 99-20-1 allows the Company to consider its own expectations about probabilities that the ABS can and will be held until the fair values recover, while assessing whether the ABS is other-than-temporarily impaired. EITF
No. 99-20 formerly required the Company to consider only market participant expectations about the ABS future cash flows in this situation. FSP EITF
No. 99-20-1 was effective for the Company on December 31, 2008. Adoption of FSP EITF No. 99-20-1 on January 1, 2009 did not result in any impact to the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

  FASB Staff Position SFAS No. 132(R)-1, "Employers' Disclosures about Postretirement Benefit Plan Assets" ("FSP SFAS No. 132R-1")

In December 2008, the FASB issued FSP SFAS No. 132R-1 which requires enhanced disclosures of the assets of the Company's pension and other postretirement benefit plans in the Company's consolidated financial statements. FSP SFAS
No. 132R-1 requires a narrative description of investment policies and strategies for plan assets, and discussion of long term rate of return assumptions for plan assets. FSP SFAS No. 132R-1 requires application of SFAS No. 157 style disclosures to fair values of plan assets, including disclosure of fair values of plan assets sorted by asset category and valuation levels 1, 2 and 3, with roll forward of level 3 plan assets, and discussion of valuation processes used. FSP SFAS No. 132R-1 will be effective for the Company's consolidated financial statements at December 31, 2009.

  FASB Staff Position SFAS No. 140-4 and FIN No. 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP SFAS No. 140-4 and FIN No. 46R-8")

In December 2008, the FASB issued FSP SFAS No. 140-4 and FIN No. 46(R)-8 which requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. While the Company is not involved in securitizing financial assets, it does have significant relationships with VIEs. This FSP was effective for the Company at December 31, 2008 and resulted in enhanced disclosures about the Company's relationships with VIEs. See Note 3 -- Relationships with Variable Interest Entities.

  Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" ("SFAS No. 161")

In March 2008, the FASB issued SFAS No. 161 which provides extensively expanded disclosure requirements for derivative instruments and hedging activities and applies to all derivative instruments, including bifurcated derivative instruments and related hedged items which are accounted for under SFAS
No. 133. SFAS No. 161 will be effective for the Company's Consolidated Balance Sheets and Consolidated Statements of Operations in 2009. The adoption of this guidance is not expected to have a material impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

  Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157")

Effective January 1, 2008, the Company adopted SFAS No. 157, which provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. SFAS No. 157 requires, among other things, an exit value approach for valuing assets and liabilities, using the best available information about what a market would bear. The exit value approach focuses on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Exit values for liabilities should include margins for risk even if they are not observable. SFAS No. 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS No. 157

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)

establishes a fair value hierarchy based on the observability of the inputs to valuation techniques used to measure fair value, sorted into three levels ("Level 1, 2, and 3"), with the most observable input level being Level 1. The impact of changing valuation methods to comply with SFAS No. 157 resulted in adjustments to actuarial liabilities, which were recorded as an increase in net income of $60 million, net of tax, as of January 1, 2008.

Effective January 1, 2008, the Company adopted FASB Staff Position No. FAS 157-1, "Application of FASB Statement No. 157 to FASB Statement No. 13 ("SFAS 13") and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 ("FSP No. FAS 157-1")." FSP No. FAS 157-1 amends SFAS No. 157 to provide a scope exception from SFAS No. 157 for the evaluation criteria on lease classification and capital lease measurement under SFAS No. 13, "Accounting for Leases," and other related accounting pronouncements. As a result of adopting FSP No. FAS 157-1, the Company does not apply the provisions of SFAS No. 157 to its leases.

  Statement of Financial Accounting Standards No. 160, "Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51" ("SFAS No. 160")

In December 2007, the FASB issued SFAS No. 160 which establishes accounting guidance for non-controlling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will require that non-controlling interests be included in shareholders' equity and separately reported there, that a consolidated entity's net income include and present separately amounts attributable to both the controlling and non-controlling interests, that continuity of equity accounts for both controlling interests and non-controlling interests be presented on a company's statement of changes in equity, and that changes in a parent's ownership of a subsidiary which do not result in deconsolidation be accounted for as transactions in the company's own stock. Deconsolidation will result in gain/loss recognition, with any retained non-controlling interest measured initially at fair value. SFAS No. 160 will be effective for the Company's Consolidated Balance Sheets and Consolidated Statements of Operations in 2009, and will be applied prospectively, except for the presentation and disclosure requirements which will be applied retrospectively. The adoption of this guidance is not expected to have a material impact on the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

  Statement of Financial Accounting Standards No. 141 (R), "Business Combinations" ("SFAS No. 141(R)")

In December 2007, the FASB issued SFAS No. 141(R) which replaces SFAS No. 141, "Business Combinations". SFAS No. 141(R) retains the underlying concepts of SFAS No. 141 in that all business combinations are still required to be accounted for at fair value under the acquisition method of accounting, but SFAS No. 141(R) changes the method of applying the acquisition method in a number of significant aspects. Some of the more significant requirements under SFAS No. 141(R) include; the acquisition date is defined as the date that the acquirer achieves control over the acquiree; any consideration transferred will be measured at fair value as of acquisition date; and all identifiable assets acquired, and liabilities assumed and any non-controlling interest in the acquiree will be recorded at their acquisition date fair value, with certain exceptions. SFAS No. 141(R) will be effective on a prospective basis for all business combinations for which the acquisition date is on or after January 1, 2009, except for accounting for valuation allowances on deferred income taxes and acquired tax contingencies. SFAS No. 141(R) amends SFAS No. 109 such that adjustments made to valuation allowances on deferred taxes and acquired tax contingencies associated with acquisitions that closed prior to the effective date of SFAS No. 141(R) would be subject to SFAS No. 141(R).

  FASB Staff Position Fin No. 39-1, "Amendment of Offsetting of Amounts Related to Certain Contracts" ("FSP FIN No. 39-1")

In April 2007, the FASB Staff issued FSP FIN No. 39-1 to amend the reporting standards for offsetting amounts related to derivative instruments with the same counterparty. FSP FIN No. 39-1 specifies that an entity that has in the past elected to offset fair value of derivative assets and liabilities may change its policy election. The Company early adopted FSP FIN No. 39-1 in the quarter ended December 31, 2007, changing its accounting policy from net to gross balance sheet presentation of offsetting derivative balances with the same counterparty. This accounting policy change was applied retrospectively to all periods presented, resulting in an increase in derivative assets equally offset by an increase in derivative liabilities at December 31, 2007 of $57 million.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 1 -- Summary of Significant Accounting Policies - (continued)


  Statement of Financial Accounting Standards No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106, and 132R" ("SFAS No. 158")

In September 2006, the FASB issued SFAS No. 158. SFAS No. 158 requires the Company to recognize in its statement of financial position either assets or liabilities for the overfunded or underfunded status of its defined benefit postretirement plans. Changes in the funded status of a defined benefit postretirement plan are recognized in accumulated other comprehensive income in the year the changes occur.

SFAS No. 158 was effective for the Company on December 31, 2006. As a result of the Company's adoption of SFAS No. 158, the Company recorded a decrease to accumulated other comprehensive income of $2 million, net of tax, as of December 31, 2006 to recognize the funded status of its defined benefit pension and other postretirement benefit plans.

  FASB Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN No. 48")

In June 2006, the FASB issued FIN No. 48. FIN No. 48 prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. FIN No. 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either (a) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, (b) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both (a) and (b). FIN No. 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN No. 48 was effective for the Company's consolidated financial statements beginning January 1, 2007. The Company had no cumulative effect of adoption to its January 1, 2007 consolidated retained earnings. Adoption of FIN No. 48 had no material impact on the Company's Consolidated Balance Sheets at December 31, 2007 or Consolidated Statements of Operations for the year ended December 31, 2007.

  AICPA Statement of Position No. 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP No. 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP
No. 05-1. SOP No. 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and should be charged to expense.

SOP No. 05-1 was effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP No. 05-01 as of January 1, 2007, there was no material impact to the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

  Emerging Issues Task Force Issue No. 04-5, "Determining Whether a General Partner or the General Partners as a Group Controls a Limited Partnership or a Similar Entity When the Limited Partners Have Certain Rights" ("EITF No. 04-5")

In July 2005, the Emerging Issues Task Force of the FASB issued EITF No. 04-5. EITF No. 04-5 mandates a rebuttable presumption that the general partner of a partnership (or managing member of a limited liability company) controls the partnership and should consolidate it, unless limited partners have either substantive kickout rights (defined as the ability to remove the general partner without cause by action of simple majority) or have substantive participating rights (defined as the ability to be actively involved in managing the partnership) or the partnership is a VIE, in which case VIE consolidation accounting rules should instead be followed.

EITF No. 04-5 was effective for the Company on January 1, 2006. In connection with the Company's adoption of EITF No. 04-5, there was no impact to the Company's Consolidated Balance Sheets or Consolidated Statements of Operations.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments


Fixed Maturities and Equity Securities

The Company's investments in fixed maturities and equity securities classified as available-for-sale are summarized below:

                                                                                December 31, 2008
                                                                 -----------------------------------------------
                                                                                  Gross      Gross
                                                                                Unrealized Unrealized
                                                                 Amortized Cost   Gains      Losses   Fair Value
                                                                 -----------------------------------------------
                                                                                  (in millions)
Fixed maturities and equity securities:
   Corporate securities.........................................    $ 11,765      $ 508     $   821    $ 11,452
   Asset-backed and mortgage-backed securities..................       1,072          -         143         929
   Obligations of states and political subdivisions.............         201          6           7         200
   Debt securities issued by foreign governments................         995        209           1       1,203
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies..................................         793        110           -         903
                                                                 -----------------------------------------------
   Fixed maturities.............................................      14,826        833         972      14,687
   Other fixed maturities (1)...................................          49          -           -          49
                                                                 -----------------------------------------------
   Total fixed maturities available-for-sale, at fair value.....      14,875        833         972      14,736
   Equity securities available-for-sale.........................         517         44         146         415
                                                                 -----------------------------------------------
   Total fixed maturities and equity securities.................    $ 15,392      $ 877     $ 1,118    $ 15,151
                                                                 ===============================================

                                                                                December 31, 2007
                                                                 -----------------------------------------------
                                                                                  Gross      Gross
                                                                                Unrealized Unrealized
                                                                 Amortized Cost   Gains      Losses   Fair Value
                                                                 -----------------------------------------------
                                                                                  (in millions)
Fixed maturities and equity securities:
   Corporate securities.........................................    $ 10,292      $ 574     $   121    $ 10,745
   Asset-backed and mortgage-backed securities..................         992         15           2       1,005
   Obligations of states and political subdivisions.............          83          4           -          87
   Debt securities issued by foreign governments................         893        145           -       1,038
   U.S. Treasury securities and obligations of U.S. government
     corporations and agencies..................................         718         24           -         742
                                                                 -----------------------------------------------
   Fixed maturities.............................................      12,978        762         123      13,617
   Other fixed maturities (1)...................................          72          -           -          72
                                                                 -----------------------------------------------
   Total fixed maturities available-for-sale, at fair value.....      13,050        762         123      13,689
   Equity securities available-for-sale.........................         781        193          18         956
                                                                 -----------------------------------------------
   Total fixed maturities and equity securities.................    $ 13,831      $ 955     $   141    $ 14,645
                                                                 ===============================================

(1)The Company classifies its leveraged leases as fixed maturities and records as its carrying value the net investment of its leveraged leases calculated by accruing income at each lease's expected internal rate of return.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


The amortized cost and fair value of available-for-sale fixed maturities at December 31, 2008, by contractual maturity, are shown below:

                                                  Amortized Cost Fair Value
                                                  -------------------------
                                                        (in millions)
     Fixed maturities:
     Due in one year or less.....................     $    432     $    432
     Due after one year through five years.......        2,364        2,296
     Due after five years through ten years......        3,626        3,511
     Due after ten years.........................        7,332        7,519
                                                  -------------- ----------
                                                        13,754       13,758
     Asset-backed and mortgage-backed securities.        1,072          929
                                                  -------------- ----------
        Total....................................     $ 14,826     $ 14,687
                                                  ============== ==========

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Fixed Maturities and Equity Securities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all securities where market value is less than 80 percent of amortized cost for six months or more to determine whether impairments need to be taken. The analysis focuses on each company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at MFC. This committee includes MFC's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that its assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to its investment professionals who determine the fair value estimates and other-than-temporary impairments, and
(4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of other-than-temporary impairment charges.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturity securities and equity securities have been in a continuous unrealized loss position:

 Unrealized Losses on Available-For-Sale Fixed Maturity Securities and Equity
                        Securities -- By Investment Age

                                                                 Year ended December 31, 2008
                                                  -----------------------------------------------------------
                                                  Less than 12 months  12 months or more         Total
                                                  -----------------------------------------------------------

                                                  Carrying Unrealized Carrying Unrealized Carrying Unrealized
                                                   Value     Losses    Value     Losses    Value     Losses
                                                  -----------------------------------------------------------
                                                                         (in millions)
Corporate securities............................. $ 4,400    $ 431    $ 1,681    $ 390    $ 6,081   $   821
Asset-backed and mortgage-backed securities......     810      116         92       27        902       143
Obligations of states and political subdivisions.      92        7          -        -         92         7
Debt securities issued by foreign governments....      28        1          -        -         28         1
                                                  -----------------------------------------------------------
Total fixed maturities available-for-sale........   5,330      555      1,773      417      7,103       972
Equity securities available-for-sale.............     241      118         34       28        275       146
                                                  -----------------------------------------------------------
Total............................................ $ 5,571    $ 673    $ 1,807    $ 445    $ 7,378   $ 1,118
                                                  ===========================================================

                                                            Year ended December 31, 2007
                                             -----------------------------------------------------------
                                             Less than 12 months  12 months or more         Total
                                             -----------------------------------------------------------

                                             Carrying Unrealized Carrying Unrealized Carrying Unrealized
                                              Value     Losses    Value     Losses    Value     Losses
                                             -----------------------------------------------------------
                                                                    (in millions)
Corporate securities........................ $ 1,521     $ 50    $ 1,462     $ 71    $ 2,983    $ 121
Asset-backed and mortgage-backed securities.      99        2         32        -        131        2
                                             -----------------------------------------------------------
Total fixed maturities available-for-sale...   1,620       52      1,494       71      3,114      123
Equity securities available-for-sale........     145       18          -        -        145       18
                                             -----------------------------------------------------------
Total....................................... $ 1,765     $ 70    $ 1,494     $ 71    $ 3,259    $ 141
                                             ===========================================================

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies' statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized loss on below investment grade available-for-sale fixed maturity securities increased to $79 million at December 31, 2008 from $19 million at December 31, 2007.

At December 31, 2008 and 2007, there were 753 and 339 available-for-sale fixed maturity securities with an aggregate gross unrealized loss of $972 million and $123 million, respectively, of which the single largest unrealized loss was $22 million and $16 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

At December 31, 2008 and 2007, there were 550 and 174 equity securities with an aggregate gross unrealized loss of $146 million and $18 million, respectively, of which the single largest unrealized loss was $14 million and $1 million, respectively. The Company anticipates that these equity securities will recover in value in the near term.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


There were no non-income producing available-for-sale securities for the year ended December 31, 2008. Non-income producing assets represent investments that have not produced income for the twelve months preceding December 31, 2008.

Securities Lending

The Company participated in a securities lending program for the purpose of enhancing income on securities held in 2007, but there were no securities on loan and no collateral held as of December 31, 2008. At December 31, 2007, $1,476 million of the Company's securities, at market value, were on loan to various brokers/dealers and were fully collateralized by cash and highly liquid securities. The market value of the loaned securities was monitored on a daily basis, and the collateral was maintained at a level of at least 102% of the loaned securities' market value.

Assets on Deposit

As of December 31, 2008 and 2007, fixed maturity securities with a fair value of $9 million and $7 million were on deposit with government authorities as required by law.

Mortgage Loans on Real Estate

At December 31, 2008, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

   Collateral              Carrying      Geographic              Carrying
   Property Type            Amount       Concentration            Amount
   -----------------------------------   -----------------------------------
                         (in millions)                         (in millions)
   Apartments...........    $   356      East North Central...    $   323
   Industrial...........        531      East South Central...         38
   Office buildings.....        955      Middle Atlantic......        463
   Retail...............        468      Mountain.............        243
   Mixed use............        120      New England..........        160
   Agricultural.........         48      Pacific..............        689
   Agri business........         42      South Atlantic.......        551
   Other................        114      West North Central...         14
                                         West South Central...        153

   Provision for losses.         (5)     Provision for losses.         (5)
                         -------------                         -------------

   Total................    $ 2,629      Total................    $ 2,629
                         =============                         =============

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

                              Balance at Beginning                      Balance at End of
                                   of Period       Additions Deductions      Period
                              -----------------------------------------------------------
                                                     (in millions)

Year ended December 31, 2008.         $ 3             $ 2       $ -            $ 5

Year ended December 31, 2007.           3               5         5              3

Year ended December 31, 2006.           5               1         3              3

Mortgage loans with a carrying value of $11 million were non-income producing for the years ended December 31, 2008 and 2007. At December 31, 2008, mortgage loans with carrying value of $4 million were delinquent by less than 90 days. There were no mortgage loans delinquent by 90 days or more.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


The total recorded investment in mortgage loans that are considered to be impaired along with the related provision for losses were as follows:

                                                                   December 31,
                                                                  ---------------
                                                                    2008       2007
                                                                  ---------------
                                                                   (in millions)
Impaired mortgage loans on real estate with provision for losses.  $ 16       $ 12
Provision for losses.............................................    (5)        (3)
                                                                  ------     ------
Net impaired mortgage loans on real estate.......................  $ 11       $  9
                                                                  ======     ======

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                     Years ended December 31,
                                                     ------------------------
                                                       2008     2007    2006
                                                     ------------------------
                                                        (in millions)
      Average recorded investment in impaired loans.  $ 14     $ 12    $ 16
      Interest income recognized on impaired loans..     -        -       -

The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

There were no restructured mortgage loans as of December 31, 2008 and 2007.

Investment Real Estate

There was no non-income producing real estate for the years ended December 31, 2008 and 2007, respectively. Depreciation expense on investment real estate was $29 million, $26 million, and $26 million, in 2008, 2007, and 2006, respectively. Accumulated depreciation was $248 million and $218 million at December 31, 2008 and 2007, respectively.

Equity Method Investments

Investments in other assets, which include unconsolidated joint ventures, partnerships, and limited liability corporations, accounted for using the equity method of accounting totaled $392 million and $309 million at December 31, 2008 and 2007, respectively. Total combined assets of such investments were $8,051 million and $5,322 million (consisting primarily of investments) and total combined liabilities were $3,753 million and $2,916 million (including $3,219 million and $2,444 million of debt) at December 31, 2008 and 2007, respectively. Total combined revenues and expenses of these investments in 2008 were $1,423 million and $1,513 million, respectively, resulting in $90 million of total combined loss from operations. Total combined revenues and expenses of these investments in 2007 were $560 million and $582 million, respectively, resulting in $22 million of total combined loss from operations. Total combined revenues and expenses in 2006 were $68 million and $110 million, respectively, resulting in $42 million of total combined loss from operations. Net investment (loss) income on investments accounted for on the equity method totaled $(9) million, $2 million, and $0 in 2008, 2007, and 2006, respectively. Depending on the timing of receipt of the audited financial statements of these other assets, the above investee level financial data may be up to one year in arrears.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 2 -- Investments - (continued)


Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

                                                                Years ended December 31,
                                                                -------------------------
                                                                   2008    2007     2006
                                                                -------------------------
                                                                      (in millions)
Net investment income
   Fixed maturities............................................ $   913  $   798 $   730
   Equity securities...........................................      50       38      24
   Mortgage loans on real estate...............................     161      145     152
   Investment real estate......................................      96      100      98
   Policy loans................................................     202      185     166
   Short-term investments......................................      93      145      61
   Other.......................................................      12        7      (8)
                                                                -------------------------
   Gross investment income.....................................   1,527    1,418   1,223

       Less investment expenses................................      92       81      60
                                                                -------------------------
Net investment income (1)...................................... $ 1,435  $ 1,337 $ 1,163
                                                                =========================

Net realized investment and other gains (losses)
   Fixed maturities............................................ $   (55) $    69 $   (27)
   Equity securities...........................................    (151)      38      44
   Mortgage loans on real estate and real estate held-for-sale.       1       13      20
   Derivatives and other invested assets.......................     631       42      (5)
                                                                -------------------------
Net realized investment and other gains (1).................... $   426  $   162 $    32
                                                                =========================

(1)Includes net investment income and net realized investment and other gains on assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 --Related Party Transactions, for information on the associated MRBL reinsurance agreement.

For 2008, 2007, and 2006, net investment income passed through to participating contract holders as interest credited to policyholders' account balances amounted to $1 million, $2 million, and $1 million, respectively.

Gross gains were realized on the sale of available-for-sale securities of $212 million, $203 million, and $189 million for the years ended December 31, 2008, 2007, and 2006, respectively, and gross losses were realized on the sale of available-for-sale securities of $50 million, $51 million, and $132 million for the years ended December 31, 2008, 2007, and 2006, respectively. In addition, other-than-temporary impairments on available-for-sale securities of $341 million, $74 million, and $64 million for the years ended December 31, 2008, 2007, and 2006, respectively, were recognized in the Consolidated Statements of Operations.

Note 3 -- Relationships with Variable Interest Entities

In its capacities as an investor and as an investment manager, the Company has relationships with various types of entities, some of which are considered variable interest entities ("VIEs") in accordance with FASB Interpretation
No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (revised December 2003)" ("FIN No. 46(R)"). Under FIN No. 46(R), the variable interest holder, if any, that will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual returns, or both, is deemed to be the primary beneficiary and must consolidate the VIE. An entity that holds a significant variable interest in a VIE, but is not the primary beneficiary, must disclose certain information regarding its involvement with the VIE.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 3 -- Relationships with Variable Interest Entities - (continued)


The Company determines whether it is the primary beneficiary of a VIE by evaluating the contractual rights and obligations associated with each party involved in the entity, calculating estimates of the entity's expected losses and expected residual returns, and allocating the estimated amounts to each party. In addition, the Company considers qualitative factors, such as the extent of the Company's involvement in creating or managing the VIE.

If it is not considered to be the primary beneficiary, the Company assesses the materiality of its relationship with the VIE to determine if it holds a significant variable interest, which requires disclosure. This assessment considers the materiality of the VIE relationship to the Company as, among other factors, a percentage of total investments, percentage of total net investment income, and percentage of total funds under management. For purposes of assessing materiality and disclosing significant variable interests, the Company aggregates similar entities.

Significant Variable Interests in Unconsolidated Variable Interest Entities

The following table presents the total assets of, investment in, and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests, but it is not the primary beneficiary, and which have not been consolidated. The Company does not record any liabilities related to the unconsolidated VIEs.

                                                    December 31,
                                       ---------------------------------------
                                                        2008
                                       ---------------------------------------
                                                                     Maximum
                                                                   Exposure to
                                       Total Assets Investment (1)  Loss (2)
                                       ---------------------------------------
                                                    (in millions)
 Real estate limited partnerships (3).    $ 142         $ 100         $ 148
 Timber funds (4).....................      205            13            13
                                       ---------------------------------------
 Total................................    $ 347         $ 113         $ 161
                                       =======================================

                                                    December 31,
                                       ---------------------------------------
                                                        2007
                                       ---------------------------------------
                                                                     Maximum
                                                                   Exposure to
                                       Total Assets Investment (1)  Loss (2)
                                       ---------------------------------------
                                                    (in millions)
 Real estate limited partnerships (3).    $ 103          $ 38         $  85
 Timber funds (4).....................      266            17            17
                                       ---------------------------------------
 Total................................    $ 369          $ 55         $ 102
                                       =======================================

(1)The Company's investments in unconsolidated VIEs are included in other invested assets on the Consolidated Balance Sheets.
(2)The maximum exposure to loss related to real estate limited partnerships and timber funds is limited to the Company's investment plus unfunded capital commitments. The maximum loss is expected to occur only upon bankruptcy of the issuer or investee or as a result of a natural disaster in the case of the timber funds.
(3)Real estate limited partnerships include partnerships established for the purpose of investing in real estate that qualifies for low income housing and/or historic tax credits. Limited partnerships are owned by a general partner, who manages the business, and by limited partners, who invest capital, but have limited liability and are not involved in the partnerships' management. The Company is typically the sole limited partner or investor member of each and is not a general partner or managing member of any.
(4)The Company acts as investment manager for the VIEs owning the timberland properties (the timber funds), which the general account and institutional separate accounts invest in. Timber funds are investment vehicles used primarily by large institutional investors, such as public and corporate pension plans, whose primary source of return is derived from the growth and harvest of timber and long-term appreciation of the property. The primary risks of timberland investing include market uncertainty (fluctuation of timber and timberland investments), relative

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 3 -- Relationships with Variable Interest Entities - (continued)

   illiquidity (compared to stocks and other investment assets), and environmental risk (natural hazards or legislation related to threatened or endangered species). These risks are mitigated through effective investment management and geographic diversification of timberland investments. The Company collects an advisory fee from each timber fund and is also eligible for performance and forestry management fees.

Note 4 -- Derivatives and Hedging Instruments

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices and to manage the duration of assets and liabilities.

Fair Value Hedges. The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

Cross currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

For the years ended December 31, 2008, and 2006, the Company recognized net losses of $22 million and net gains of $3 million, respectively, related to the ineffective portion of its fair value hedges. These amounts were recorded in net realized investment and other gains (losses). For the year ended
December 31, 2007, no gains or losses related to the ineffective portion of its fair value hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. In 2008, the Company had no hedges of firm commitments.

Cash Flow Hedges. The Company uses interest rate swap agreements to hedge the variable cash flows associated with payments that it will receive on certain floating rate fixed income securities. Amounts are reclassified from accumulated other comprehensive income as a yield adjustment when the payments are made.

For the years ended December 31, 2008, 2007, and 2006, no gains or losses related to the ineffective portion of cash flow hedges were recognized. For the years ended December 31, 2008, 2007, and 2006, all of the Company's hedged forecast transactions qualified as cash flow hedges.

No gains or losses were reclassified from accumulated other comprehensive income to net income in 2008 or 2006. For the year ended December 31, 2007, net gains of $13 million, net of tax, were reclassified from accumulated other comprehensive income to net income. It is anticipated that losses of approximately $4 million will be reclassified from accumulated other comprehensive income to earnings within the next 12 months. The maximum length for which variable cash flows are hedged is 26.4 years.

For the years ended December 31, 2008, 2007, and 2006, no cash flow hedges were discontinued because it was probable that the original forecasted transactions would not occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2008 and 2006, net gains of $6 million, net of tax, and net losses of $10 million, net of tax, respectively, representing the effective portion of the change in fair value of derivative instruments designated as cash flow hedges were added to accumulated other comprehensive income. No gains or losses representing the effective portion of the change in fair value were added to accumulated other comprehensive income in 2007.

Derivatives Not Designated as Hedging Instruments. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, and credit default swaps to manage exposure to interest rates without designating the derivatives as hedging instruments. In addition, the Company uses interest rate floor

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 4 -- Derivatives and Hedging Instruments - (continued)

agreements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses, without designating the derivatives as hedging instruments.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. This rider is effectively an embedded option on the basket of the mutual funds, which is sold to contract holders. Beginning in November 2007, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB rider. This dynamic hedging program uses interest rate swaps, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor's 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), and foreign currency futures to match the sensitivities of the GMWB rider liability to the market risk factors.

For the years ended December 31, 2008 and 2007, net gains of $625 million and $22 million, respectively, related to derivatives in a non-hedge relationship were recognized by the Company. These amounts were recorded in net realized investment and other gains (losses).

Embedded Derivatives. The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include reinsurance contracts.

Outstanding derivative instruments were as follows:

                                                                December 31,
                                              -------------------------------------------------
                                                        2008                     2007
                                              -------------------------------------------------
                                              Notional Carrying  Fair   Notional Carrying Fair
                                               Amount   Value    Value   Amount   Value   Value
                                              -------------------------------------------------
                                                                (in millions)
Assets:
Derivatives:
 Interest rate swap agreements............... $ 4,190  $   759  $   759 $ 1,653   $  28   $  28
 Cross currency rate swap agreements.........   1,617      321      321   1,214     179     179
 Foreign exchange forward agreements.........      84        3        3      89       9       9
 Embedded derivatives--reinsurance contracts.       -       36       36       -       -       -
                                              -------------------------------------------------
Total Assets................................. $ 5,891  $ 1,119  $ 1,119 $ 2,956   $ 216   $ 216
                                              =================================================

Liabilities:
Derivatives:
 Interest rate swap agreements............... $ 1,991  $   325  $   325 $ 1,818   $  22   $  22
 Cross currency rate swap agreements.........   1,713      377      377   1,567     277     277
 Foreign exchange forward agreements.........      38        3        3     212       9       9
 Credit default swaps........................      24        1        1       -       -       -
 Equity swaps................................      34       15       15       1       1       1
 Embedded derivatives--fixed maturities......       2        -        -       2       -       -
 Embedded derivatives--reinsurance contracts.       -        -        -       -       4       4
                                              -------------------------------------------------
Total Liabilities............................ $ 3,802  $   721  $   721 $ 3,600   $ 313   $ 313
                                              =================================================

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 4 -- Derivatives and Hedging Instruments - (continued)


Credit Risk. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its over-the-counter derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company's derivative usage is required. As of December 31, 2008 and 2007, the Company had accepted collateral consisting of various securities with a fair value of $225 million and $52 million, respectively, which is held in separate custodial accounts. In addition, as of December 31, 2008, the Company pledged collateral of $439 million, which is included in fixed maturities on the Consolidated Balance Sheets. The Company had no pledged collateral in 2007.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 -- Income Taxes


JHUSA and its subsidiaries join with MIC and other affiliates in filing a consolidated federal income tax return.

In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax provision (or benefit) is computed as if each entity filed separate federal income tax returns. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

The components of income taxes were as follows:

                                               Years ended December 31,
                                               ------------------------
                                                 2008     2007    2006
                                               ------------------------
                                                   (in millions)
           Current taxes:
            Federal........................... $ (515)  $ 223    $ (7)

           Deferred taxes:
            Federal...........................    212      50     237
                                               ------------------------
           Total income tax (benefit) expense. $ (303)  $ 273   $ 230
                                               ========================

A reconciliation of income taxes at the federal income tax rate to income tax expense charged to operations follows:

                                              Years ended December 31,
                                             --------------------------
                                                  2008      2007   2006
                                             --------------------------
                                                   (in millions)
         Tax at 35%......................... $ (119)      $ 348  $ 264
         Add (deduct):
          Prior year taxes..................    (78)/(1)/   (43)    (4)
          Tax credits.......................    (19)        (35)     -
          Tax-exempt investment income......    (88)       (160)   (42)
          Unrecognized tax benefits.........      2         161      9
          Other.............................     (1)          2      3
                                             --------------------------
         Total income tax (benefit) expense. $ (303)      $ 273  $ 230
                                             ==========================

(1)During 2008, the Company performed a detailed analysis of its tax-basis balance sheet and related deferred tax balances. This analysis resulted in an $81 million decrease in the 2008 net deferred tax liability balance due to book/tax differences attributable to prior years. This adjustment has been reflected as a reduction of the 2008 tax expense.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 -- Income Taxes - (continued)


Deferred income tax assets and liabilities result from tax effecting the differences between the financial statement values and income tax values of assets and liabilities at each Consolidated Balance Sheet date. Deferred tax assets and liabilities consisted of the following:

                                                    December 31,
                                                   ---------------
                                                     2008    2007
                                                   ---------------
                                                    (in millions)
              Deferred tax assets:
               Policy reserve adjustments......... $ 2,348 $ 2,408
               Net operating loss carryforwards...     309      49
               Tax credits........................     145     126
               Unearned revenue...................     756     190
               Dividends payable to policyholders.      14      12
               Unrealized losses on securities....      61       -
               Other..............................      84      62
                                                   ---------------
                 Total deferred tax assets........   3,717   2,847
                                                   ---------------

              Deferred tax liabilities:
               Deferred policy acquisition costs..   2,394   1,637
               Unrealized gains on securities.....       -     447
               Premiums receivable................      41      24
               Deferred sales inducements.........     121      92
               Deferred gains.....................     609      94
               Investments........................     604      65
               Reinsurance........................     695   1,433
               Other..............................     108      55
                                                   ---------------
                 Total deferred tax liabilities...   4,572   3,847
                                                   ---------------

                   Net deferred tax liabilities... $   855 $ 1,000
                                                   ===============

At December 31, 2008, the Company had $883 million of operating loss carryforwards, which will expire in various years through 2023. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company made income tax payments of $14 million, $28 million, and $9 million in 2008, 2007, and 2006, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by taxing authorities for years before 1998.

The Internal Revenue Service ("IRS") completed its examinations for years 1998 through 2003 on December 31, 2005. The Company has filed protests with the IRS Appeals Division of various adjustments raised by the IRS in its examinations of these years. The IRS commenced an examination of the Company's income tax returns for years 2004 through 2005 in the third quarter of 2007. It is anticipated that the examination will be completed by the end of 2009.

The Company adopted the provisions of FIN No. 48 on January 1, 2007. In connection with the adoption of FIN No. 48, the Company did not recognize an increase or decrease in its liability for unrecognized tax benefits.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 5 -- Income Taxes - (continued)


A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

                                                                  December 31
                                                                 -------------
                                                                  2008   2007
                                                                 -------------
                                                                 (in millions)
  Beginning balance............................................. $ 379  $ 230
  Additions based on tax positions related to the current year..    51     77
  Reductions based on tax positions related to the current year.     -     (7)
  Additions for tax positions of prior years....................    39     89
  Reductions for tax positions of prior years...................   (58)   (10)
                                                                 -------------
  Ending balance................................................ $ 411  $ 379
                                                                 =============

Included in the balances as of December 31, 2008 and 2007, respectively, are $291 million and $291 million of unrecognized benefits that, if recognized, would affect the Company's effective tax rate.

Included in the balances as of December 31, 2008 and 2007, respectively, are $120 million and $88 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of taxes to an earlier period.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense (part of other operating costs and expenses) and penalties in income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized approximately $4 million, ($24) million, and $17 million in interest expense (benefit), respectively. The Company had approximately $44 million and $39 million accrued for interest as of December 31, 2008 and December 31, 2007, respectively. The Company did not recognize any material amounts of penalties during the years ended December 31, 2008, 2007, and 2006.

Note 6 -- Closed Block

The Company operates a separate closed block for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. Assets were allocated to the closed block in an amount that, together with anticipated revenues from policies included in the closed block, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, and taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues. Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the shareholders of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company's general account, any of its separate accounts, or any affiliate of the Company without prior approval of the Michigan Commissioner of Financial and Insurance Regulation (the "Commissioner").

If, over time, the aggregate performance of the closed block's assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block's assets and policies is less favorable than was assumed in the funding, dividends to policyholders will be reduced.

The assets and liabilities allocated to the closed block are recorded in the Company's Consolidated Balance Sheets and Statements of Operations on the same basis as other similar assets and liabilities. The carrying amount of the closed block's liabilities in excess of the carrying amount of the closed block's assets at the date the closed block was established (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income over the period the policies in the closed block remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 6 -- Closed Block - (continued)


If actual cumulative earnings are greater than expected cumulative earnings, only expected earnings will be recognized in income. Actual cumulative earnings in excess of expected cumulative earnings represents undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to the closed block's policyholders as an additional policyholder dividend unless otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income.

For all closed block policies, the principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholders' benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following tables set forth certain summarized financial information relating to the closed block as of the dates indicated:

                                                                                      December 31,
                                                                                    -----------------
                                                                                      2008     2007
                                                                                    -----------------
                                                                                      (in millions)
Liabilities
Future policy benefits............................................................. $ 8,680  $ 8,619
Policyholders' funds...............................................................      79       79
Policyholder dividends payable.....................................................     211      206
Other closed block liabilities.....................................................      99       99
                                                                                    -----------------
     Total closed block liabilities................................................ $ 9,069  $ 9,003
                                                                                    =================
Assets
Investments
 Fixed maturities:
   Available-for-sale--at fair value
   (amortized cost: 2008--$3,235; 2007--$3,086).................................... $ 3,128  $ 3,165
 Mortgage loans on real estate.....................................................     583      562
 Policy loans......................................................................   1,700    1,545
 Other invested assets.............................................................     644      740
                                                                                    -----------------
     Total investments.............................................................   6,055    6,012
Cash borrowings and cash equivalents...............................................    (437)    (374)
Accrued investment income..........................................................     115      106
Amounts due from and held for affiliates...........................................   1,752    2,016
Other closed block assets..........................................................     488      202
                                                                                    -----------------
     Total assets designated to the closed block................................... $ 7,973  $ 7,962
                                                                                    =================
Excess of closed block liabilities over assets designated
  to the closed block.............................................................. $ 1,096  $ 1,041
Portion of above representing accumulated other comprehensive income:
   Unrealized appreciation, net of deferred income tax expense of $42 million and
     $174 million, respectively....................................................      78      322
   Adjustment for deferred policy acquisition costs, net of deferred income tax
     benefit of $14 million and $48 million, respectively..........................     (26)     (88)
   Foreign currency translation adjustment.........................................     (21)     (76)
                                                                                    -----------------
          Total amounts included in accumulated other comprehensive income.........      31      158
                                                                                    -----------------
Maximum future earnings to be recognized from closed block assets and liabilities.. $ 1,127  $ 1,199
                                                                                    =================

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 6 -- Closed Block - (continued)


                                                             Years ended December 31,
                                                            --------------------------
                                                              2008     2007     2006
                                                            --------------------------
                                                                  (in millions)
Revenues
Premiums................................................... $   647  $   661  $   678
Net investment income......................................     473      438      423
Net realized investment and other (losses) gains...........      (9)      17       81
                                                            --------------------------
   Total revenues..........................................   1,111    1,116    1,182
Benefits and Expenses
Benefits to policyholders..................................     782      799      862
Policyholder dividends.....................................     411      409      389
Amortization of deferred policy acquisition costs..........    (218)     (50)      15
Other closed block operating costs and expenses............      25       25       27
                                                            --------------------------
   Total benefits and expenses.............................   1,000    1,183    1,293
Revenues, net of benefits and expenses before income taxes.     111      (67)    (111)
Income tax expense (benefit)...............................      39      (24)     (39)
                                                            --------------------------
Revenues, net of benefits and expenses and income taxes.... $    72  $   (43) $   (72)
                                                            ==========================

Maximum future earnings from closed block assets and liabilities:

                                           Years Ended December 31,
                                           ------------------------
                                             2008        2007
                                           ------------------------
                                            (in millions)
                     Beginning of period.. $ 1,199      $ 1,156
                     End of period........   1,127        1,199
                                           ------------------------
                     Change during period. $   (72)     $    43
                                           ========================

Note 7 -- Related Party Transactions

Reinsurance Transactions

Effective October 1, 2008, the Company entered into a reinsurance agreement with an affiliate, Manulife Reinsurance (Bermuda) Limited ("MRBL"), to reinsure 75% of the group pension business in-force. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider, issued and in-force as of September 30, 2008. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument. Under the terms of the agreement, the Company received initial consideration of $1,495 million, which was classified as unearned revenue. The amount is being amortized into income through other operating costs and expenses on a basis consistent with the manner in which the deferred policy acquisition costs on the underlying reinsured contracts are recognized. The balance of unearned revenue related to the initial consideration was $1,484 million as of December 31, 2008.

Effective December 31, 2003, the Company entered into a reinsurance agreement with MRBL to reinsure 90% of the non-reinsured risk of the closed block. As approximately 90% of the mortality risk is covered under previously existing contracts with third party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. The Company retained title to the invested assets supporting this block of business. These invested assets are held in trust on behalf of MRBL and are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. The amounts held at December 31, 2008 and 2007 were $2,190 million and $2,493 million, respectively, and are accounted for as invested assets available-for-sale.

Effective January 1, 2002, the Company entered into a 90% quota share reinsurance agreement with MRBL to reinsure a block of variable annuity business (the "Original Agreement"). The Original Agreement covered base contracts, but

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 -- Related Party Transactions - (continued)

excluded the guaranteed benefit riders. The primary risk reinsured was investment and lapse risk with only limited coverage, of mortality risk. Accordingly, the contract was classified as financial reinsurance and given deposit-type accounting treatment. Under the terms of the Original Agreement, the Company received (paid) a net ceding commission of $113 million, $(23) million, and $(35) million for the years ended December 31, 2008, 2007, and 2006, respectively. These amounts were classified as unearned revenue and were being amortized into income as payments were made to MRBL. The original agreement was amended effective October 1, 2008 as discussed further below. As a result of the amendment, the unearned revenue balance of $580 million as of September 30, 2008 was included in the calculation of cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The balance of the unearned revenue liability was $437 million as of December 31, 2007.

Effective October 1, 2008, the Company entered into an amended and restated variable annuity reinsurance agreement with MRBL. The base contracts continue to be reinsured on a modified coinsurance basis; however, MRBL now reinsures all substantial risks, including all guaranteed benefits, related to certain specified policies not already reinsured to third parties. Guaranteed benefit reinsurance coverage was apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance funds withheld as of December 31, 2008. The assets supporting the reinsured policies remained invested with the Company. As of December 31, 2008, the Company reported a reinsurance payable to MRBL of $781 million, which was included with amounts due to affiliates, a liability for coinsurance funds withheld of $285 million, which was included with other liabilities, and $2,123 million related to the cost of reinsurance, which was included with other liabilities on the Consolidated Balance Sheets. The cost of reinsurance is being amortized into income over the life of the underlying reinsured contracts in proportion to the policyholder fee income received.

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC and MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting, and certain other administrative services. Costs incurred under the agreements were $374 million, $336 million, and $323 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and December 31, 2007, the Company had amounts receivable from MFC and MLI of $8 million and $18 million, respectively.

There are two service agreements, both effective April 28, 2004, between the Company and an affiliate, John Hancock Life Insurance Company ("JHLICO"). Under one agreement, the Company provides services to JHLICO, and under the other, JHLICO provides services to the Company. In both cases, the Provider of the services can also employ a Provider Affiliate to provide services. In the case of the service agreement where JHLICO provides services to the Company, a Provider Affiliate means JHLICO's parent, John Hancock Financial Services, Inc. ("JHFS"), and its direct and indirect subsidiaries. Net services provided by the Company to JHLICO were $122 million, $126 million, and $111 million for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and 2007, there were accrued receivables from JHLICO to the Company of $12 million and $87 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's Consolidated Balance Sheets may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

Debt Transactions

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $110 million from John Hancock Financial Holdings (Delaware) Inc. ("JHFH"). The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $2 million for the year ended December 31, 2008.

Pursuant to a subordinated surplus note dated September 30, 2008, the Company borrowed $295 million from JHFH. The interest rate is fixed at 7%, and interest is payable semi-annually. The note matures on March 31, 2033. Interest expense was $5 million for the year ended December 31, 2008.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 -- Related Party Transactions - (continued)


On December 22, 2006, the Company issued a subordinated note to MHDLLC in the amount of $136 million due December 15, 2016 (the "Original Note"). Interest on the Original Note accrued at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 15, June 15, September 15, and December 15, and payable semi-annually on June 15 and December 15 of each year until December 15, 2011 and thereafter at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforesaid until payment in full. On
September 30, 2008 the Original Note was converted to a subordinated surplus note on the same economic terms. Interest on the subordinated surplus note from October 1, 2008 until December 15, 2011 accrues at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 31, June 30, September 30, and December 31 and payable semi-annually on March 31 and September 30 of each year. Thereafter, interest accrues at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforementioned and payable semi-annually on June 15 and September 15 of each year until payment in full. Interest expense was $5 million, $10 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

The issuance of surplus notes by the Company was approved by the Commissioner, and any payments of interest or principal on the surplus notes require the prior approval of the Commissioner.

Pursuant to a demand note dated September 30, 2008, the Company loaned $295 million to JHFS. The interest rate is calculated at a fluctuating rate equal to 3 month LIBOR plus 50 basis points. The note matures on December 31, 2009. Interest income was $3 million for the year ended December 31, 2008.

Pursuant to a senior promissory note dated March 1, 2007, the Company borrowed $477 million from MHDLLC. The note was repaid on September 30, 2008. Interest was calculated at a fluctuating rate equal to 3-month LIBOR plus 33.5 basis points. Interest expense was $13 million and $23 million for the years ended December 31, 2008 and 2007, respectively.

Pursuant to a Note Purchase Agreement dated November 10, 2006, the Company borrowed $90 million from JHLICO. The note provides for interest-only payments of $0.4 million per month commencing January 1, 2007 through November 1, 2011. The interest rate for the term of this note is fixed at 5.73%. The note matures on December 1, 2011 and is secured by a mortgage on the Company's property at 601 Congress Street, Boston, Massachusetts. Interest expense was $5 million, $5 million, and $0 for the years ended December 31, 2008, 2007, and 2006, respectively.

Capital Stock Transactions

On September 30, 2008, the Company issued two shares of common stock to MIC for $477 million in cash.

Other

On December 28, 2006, the Company sold real estate held for investment with a net book value of $17 million to JHILCO for $150 million in cash. Since this sale was accounted for as a transaction between entities under common control, the difference between the net book value and sales price resulted in an increase of $87 million, net of tax, to the Company's additional paid-in-capital as of December 31, 2006.

On September 2, 2008, John Hancock Variable Life Insurance Company ("JHVLICO"), purchased a $60 million funding agreement from the Company.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 7 -- Related Party Transactions - (continued)


The Company operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Liquidity Pool and Loan Facility Agreement effective November 13, 2007. The maximum aggregate amounts that the Company can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. Interest payable on the funds will be reset daily to the one-month London Interbank Bid Rate.

The following table details the affiliates and their participation in the Company's Liquidity Pool:

                                                        December 31,
                                                       ---------------
                                                        2008    2007
                                                       ---------------
                                                        (in millions)
         The Manufacturers Investment Corporation..... $    18 $    25
         Manulife Holdings (Delaware) LLC.............      14      36
         Manulife Reinsurance Ltd.....................     144     158
         Manulife Reinsurance (Bermuda) Ltd...........      54     155
         Manulife Hungary Holdings KFT................      44      48
         John Hancock Life & Health Insurance Company.      40      31
         John Hancock Life Insurance Company..........   1,733   1,736
         John Hancock Variable Life Insurance Company.     347      90
         John Hancock Insurance Company of Vermont....      31      95
         John Hancock Reassurance Co, Ltd.............      37     271
         John Hancock Financial Services, Inc.........     104     550
         The Berkeley Financial Group LLC.............      30      12
         John Hancock Subsidiaries LLC................      85      68
                                                       ---------------
            Total..................................... $ 2,681 $ 3,275
                                                       ===============

The balances above are reported on the Consolidated Balance Sheets as amounts due to affiliates.

MFC provides a claims paying guarantee to certain U.S. policyholders.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 8 -- Reinsurance


The effect of reinsurance on life, health, and annuity premiums written and earned was as follows:

                                                         Years ended December 31,
                                           -----------------------------------------------------
                                                 2008              2007              2006
                                           -----------------------------------------------------
                                               Premiums          Premiums          Premiums
                                           Written   Earned  Written   Earned  Written   Earned
                                           -----------------------------------------------------
                                                               (in millions)
Direct.................................... $ 1,310  $ 1,313  $ 1,148  $ 1,149  $ 1,294  $ 1,294

Assumed...................................     529      521      426      420      369      405

Ceded.....................................    (871)    (871)    (694)    (694)    (685)    (685)
                                           -----------------------------------------------------
   Net life, health, and annuity premiums. $   968  $   963  $   880  $   875  $   978  $ 1,014
                                           =====================================================

For the years ended December 31, 2008, 2007, and 2006, benefits to policyholders under life, health, and annuity ceded reinsurance contracts were $880 million, $725 million, and $423 million, respectively.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Note 9 -- Pension and Other Postretirement Benefit Plans

Effective December 31, 2006, The Company's Cash Balance Plan was merged into the John Hancock Financial Services, Inc. Pension Plan (the "Plan"), which is a funded qualified defined benefit plan sponsored by JHFS. Pursuant to the merger, all of the assets of the former plans were commingled. The aggregate pool of assets from the former plans is available to meet the obligations of the merged plan. The merger did not have a material impact on the Consolidated Balance Sheets or Statements of Operations of the Company.

Historically, pension benefits were calculated utilizing a traditional formula. Under the traditional formula, benefits are provided based upon length of service and final average compensation. As of July 1, 1998, all defined benefit pension plans were amended to a cash balance basis. Under the cash balance formula, participants are credited with benefits equal to a percentage of eligible pay, as well as interest. In addition, early retirement benefits are subsidized for certain grandfathered employees.

The Company's funding policy for its qualified defined benefit plans is to contribute annually an amount at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act of 1974, as amended, and other applicable laws and generally, not greater than the maximum amount that can be deducted for federal income tax purposes. In 2008, 2007, and 2006, no contributions were made to the qualified plans. The Company expects that no contributions will be made in 2009.

Pension plan assets of $19 million and $26 million at December 31, 2008 and 2007, respectively, were investments managed by related parties.

The Company also participates in an unfunded non-qualified defined benefit plan, which is also sponsored by JHFS. This plan provides supplemental benefits in excess of the compensation limit outlined in the Internal Revenue Code, for certain employees.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


The Company participates in a new non-qualified defined contribution pension plan, maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for the new plan was $5 million in 2008. The prior plan was frozen as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company's funding policy for its non-qualified defined benefit plans is to contribute the amount of the benefit payments made during the year. The contribution to the non-qualified plans was $1 million, $3 million, and $2 million in 2008, 2007, and 2006, respectively. The Company expects to contribute approximately $2 million to its non-qualified pension plans in 2009.

The Company provides postretirement medical and life insurance benefits for its retired employees and their spouses through its participation in the John Hancock Financial Services, Inc. Employee Welfare Plan, sponsored by JHFS. Certain employees hired prior to 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan's provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum.

The John Hancock Financial Services Inc. Employee Welfare Plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also the number of years of service required to be eligible for the benefit was increased to 15 years for all participants. The future retiree life insurance coverage amount was frozen as of December 31, 2006.

The Company's policy is to fund its other postretirement benefits in amounts at or below the annual tax qualified limits. The contribution for the other postretirement benefits was $2 million, $1 million, and $2 million in 2008, 2007, and 2006, respectively.

The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements, sponsored by JHFS. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. The expense for the defined contribution plans was $7 million, $7 million, and $3 million in 2008, 2007, and 2006, respectively.

The Company uses a December 31 measurement date to account for its pension and other postretirement benefit plans.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


Obligations and Funded Status of Defined Benefit Plans

The amounts disclosed below represent the Company's share of the pension and other postretirement benefit plans described above:

                                                               Years Ended December 31,
                                                               -------------------------------------
                                                                                Other Postretirement
                                                               Pension Benefits  Benefits
                                                               -------------------------------------
                                                                2008     2007   2008       2007
                                                               -------------------------------------
                                                                     (in millions)
Change in benefit obligation:
Benefit obligation at beginning of year....................... $ 124    $ 121   $ 30       $ 28
Service cost..................................................     9        7      -          -
Interest cost.................................................     7        7      2          2
Actuarial loss (gain).........................................     -        9     (3)         1
Plan amendments...............................................     -       (7)     -          -
Curtailments..................................................     -       (4)     -          -
Benefits paid.................................................    (4)      (9)    (2)        (1)
                                                               -------------------------------------
Benefit obligation at end of year............................. $ 136    $ 124   $ 27       $ 30
                                                               =====================================

Change in plan assets:
Fair value of plan assets at beginning of year................ $  75    $  75   $  -       $  -
Actual return on plan assets..................................   (22)       6      -          -
Employer contributions........................................     1        3      2          1
Benefits paid.................................................    (4)      (9)    (2)        (1)
                                                               -------------------------------------
Fair value of plan assets at end of year...................... $  50    $  75   $  -       $  -
                                                               =====================================

Funded status at end of year.................................. $ (86)   $ (49)  $(27)      $(30)
                                                               =====================================

Amounts recognized on Consolidated Balance Sheets:
Assets........................................................ $   -    $   -   $  -       $  -
Liabilities...................................................   (86)     (49)   (27)       (30)
                                                               -------------------------------------
Net amount recognized......................................... $ (86)   $ (49)  $(27)      $(30)
                                                               =====================================

Amounts recognized in accumulated other comprehensive income:
Prior service cost............................................ $  (4)   $  (5)  $  -       $  -
Net actuarial loss (gain).....................................    73       48    (14)       (11)
                                                               -------------------------------------
Total......................................................... $  69    $  43   $(14)      $(11)
                                                               =====================================

The accumulated benefit obligation for all defined benefit plans was $130 million and $117 million at December 31, 2008 and 2007, respectively.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


The following table provides information for pension plans with accumulated benefit obligations in excess of plan assets:

                                                  December 31,
                                                  -------------
                                                  2008   2007
                                                  -------------
                                                  (in millions)
                  Accumulated benefit obligation. $ 130  $ 117
                  Projected benefit obligation...   136    124
                  Fair value of plan assets......    50     75

Components of Net Periodic Benefit Cost

                                           Years Ended December 31,
                                        ----------------------------------------------
                                        Pension Benefits Other Postretirement Benefits
                                        ----------------------------------------------
                                        2008  2007 2006  2008      2007      2006
                                        ----------------------------------------------
                                                 (in millions)
        Service cost................... $  9  $ 7  $  6  $ -       $ -       $ -
        Interest cost..................    7    7     6    2         2         2
        Expected return on plan assets.   (5)  (6)   (5)   -         -         -
        Recognized actuarial loss......    -    1     3    -         -         -
                                        ----------------------------------------------
        Net periodic benefit cost...... $ 11  $ 9  $ 10  $ 2       $ 2       $ 2
                                        ==============================================

There are no amounts included in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2009.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


Assumptions

Weighted-average assumptions used to determine benefit obligations were as follows:

                                                    Years Ended December 31,
                                                    -------------------------------------
                                                                     Other Postretirement
                                                    Pension Benefits  Benefits
                                                    -------------------------------------
                                                    2008     2007    2008       2007
                                                    -------------------------------------
    Discount rate.................................. 6.00%    6.00%   6.00%      6.00%
    Rate of compensation increase.................. 4.10%    5.10%    N/A        N/A
    Health care cost trend rate for following year.                  8.50%      9.00%
    Ultimate trend rate............................                  5.00%      5.00%
    Year ultimate rate reached.....................                  2016       2016

Weighted-average assumptions used to determine net periodic benefit cost were as follows:

                                                    Years Ended December 31,
                                                    -------------------------------------
                                                                     Other Postretirement
                                                    Pension Benefits  Benefits
                                                    -------------------------------------
                                                    2008     2007    2008       2007
                                                    -------------------------------------
    Discount rate.................................. 6.00%    5.75%   6.00%      5.75%
    Expected long-term return on plan assets....... 8.00%    8.25%    N/A        N/A
    Rate of compensation increase.................. 5.10%    4.00%    N/A        N/A
    Health care cost trend rate for following year.                  9.00%      9.50%
    Ultimate trend rate............................                  5.00%      5.00%
    Year ultimate rate reached.....................                  2016       2016

The expected long-term return on plan assets is based on the rate expected to be earned for plan assets. The asset mix based on the long-term investment policy and range of target allocation percentages of the plans and the Capital Asset Pricing Model are used as part of that determination. Current conditions and published commentary and guidance from U.S. Securities and Exchange Commission ("SEC") staff are also considered.

Assumed health care cost trend rates have a significant effect on the amounts reported for the healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                     One-Percentage One-Percentage
                                                                     Point Increase Point Decrease
                                                                     -------------- --------------
                                                                             (in millions)
Effect on total service and interest costs in 2008..................      $  -           $  -
Effect on postretirement benefit obligation as of December 31, 2008.        (2)            (2)

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 9 -- Pension and Other Postretirement Benefit Plans - (continued)


Plan Assets

The Company's weighted-average asset allocations for its defined benefit plans by asset category were as follows:

                                                  Pension
                                                 Plan Assets
                                                 at December 31,
                                                 ---------------
                                                 2008    2007
                                                 ---------------
                      Asset Category
                      Equity securities.........  51%     64%
                      Fixed maturity securities.  35      26
                      Real estate...............   5       3
                      Other.....................   9       7
                                                 ---------------
                         Total.................. 100%    100%
                                                 ===============

The target allocations for assets of the Company's defined benefit plans are summarized below for major asset categories:

                      Asset Category
                      Equity securities......... 50% - 80%
                      Fixed maturity securities. 23% - 35%
                      Real estate...............  0% - 5%
                      Other.....................  5% - 15%

The plans do not own any of the Company's or MFC's common stock at December 31, 2008 and 2007.

Cash Flows

Expected Future Benefit Payments for Defined Benefit Plans

Projections for benefit payments for the next ten years are as follows:

                                                                 Other
                                                            Postretirement
                                                               Benefits-
                                     Other Postretirement   Medicare Part D
                   Pension Benefits Benefits Gross Payments     Subsidy
     ----------------------------------------------------------------------
                                        (in millions)
        2009......       $ 12                $  2                 $ -
        2010......         12                   2                   -
        2011......         13                   2                   -
        2012......         14                   2                   -
        2013......         11                   2                   -
        2014-2018.         62                  10                   1

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 10 -- Commitments, Guarantees, and Legal Proceedings


Commitments. The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $231 million and $27 million, respectively, at December 31, 2008. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The majority of these commitments expire in 2009.

The Company leases office space under non-cancelable operating lease agreements of various expiration dates. Rental expenses, net of sub-lease income, were $14 million, $12 million, and $11 million for the years ended December 31, 2008, 2007, and 2006, respectively.

The future minimum lease payments, by year and in the aggregate, under the remaining non-cancelable operating leases along with the associated sub-lease income are presented below.

                                       Non-
                                    cancelable
                                    Operating  Sub-lease
                                      Leases    Income
                                    --------------------
                                       (in millions)
                        2009.......   $   9       $ 1
                        2010.......       6         -
                        2011.......       5         -
                        2012.......       5         -
                        2013.......       4         -
                        Thereafter.     196         -
                                    --------------------
                        Total......   $ 225       $ 1
                                    ====================

Guarantees. In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under U.S. GAAP specific to the insurance industry. The Company had no material guarantees outstanding outside the scope of insurance accounting at December 31, 2008.

Legal Proceedings. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer, and taxpayer. In addition, state regulatory bodies, state attorneys general, the SEC, the Financial Industry Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company's compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its consolidated financial condition or results of operations.

Note 11 -- Shareholder's Equity

Capital Stock

The Company has two classes of capital stock, preferred stock and common stock. All of the outstanding preferred and common stock of the Company is owned by MIC, its parent.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 -- Shareholder's Equity - (continued)


Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income were as follows:

                                                                                                        Additional
                                                                       Net                             Pension and
                                                                   Accumulated   Foreign    Minimum   Postretirement
                                                    Net Unrealized Gain (Loss)  Currency    Pension    Unrecognized
                                                      Investment     on Cash   Translation Liability   Net Periodic
                                                    Gains (Losses) Flow Hedges Adjustment  Adjustment  Benefit Cost
                                                    ----------------------------------------------------------------
                                                                                    (in millions)
Balance at January 1, 2006.........................     $ 506          $ 8        $ 36       $ (25)       $   -
Gross unrealized investment losses (net of
  deferred income tax benefit of $32 million)......       (60)
Reclassification adjustment for losses realized in
  net income (net of deferred income tax benefit
  of $2 million)...................................         5
Adjustment for policyholder liabilities, (net of
  deferred income tax expense of $16 million)......        30
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and unearned
  revenue liability (net of deferred income tax
  benefit of $11 million)..........................       (21)
                                                    --------------
Net unrealized investment losses...................       (46)
Foreign currency translation adjustment............                                 (5)
Minimum pension liability (net of deferred
  income tax expense of $3 million)................                                              5
SFAS No. 158 transition adjustment (net of
  deferred income tax benefit of $1 million).......                                             20          (22)
                                                    ----------------------------------------------------------------
Balance at December 31, 2006.......................     $ 460          $ 8        $ 31       $   -        $ (22)
                                                    ================================================================


                                                     Accumulated
                                                        Other
                                                    Comprehensive
                                                       Income
                                                    --------------

Balance at January 1, 2006.........................     $ 525
Gross unrealized investment losses (net of
  deferred income tax benefit of $32 million)......       (60)
Reclassification adjustment for losses realized in
  net income (net of deferred income tax benefit
  of $2 million)...................................         5
Adjustment for policyholder liabilities, (net of
  deferred income tax expense of $16 million)......        30
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and unearned
  revenue liability (net of deferred income tax
  benefit of $11 million)..........................       (21)
                                                    -------------
Net unrealized investment losses...................       (46)
Foreign currency translation adjustment............        (5)
Minimum pension liability (net of deferred
  income tax expense of $3 million)................         5
SFAS No. 158 transition adjustment (net of
  deferred income tax benefit of $1 million).......        (2)
                                                    --------------
Balance at December 31, 2006.......................     $ 477
                                                    ==============

                                                                                                 Additional
                                                                           Net                  Pension and
                                                                       Accumulated   Foreign   Postretirement  Accumulated
                                                        Net Unrealized Gain (Loss)  Currency    Unrecognized      Other
                                                          Investment     on Cash   Translation  Net Periodic  Comprehensive
                                                        Gains (Losses) Flow Hedges Adjustment   Benefit Cost     Income
                                                        -------------------------------------------------------------------
                                                                                   (in millions)
Balance at January 1, 2007.............................     $ 460         $   8       $ 31         $ (22)         $ 477
Gross unrealized investment gains (net of deferred
  income tax expense of $135 million)..................       250                                                   250
Reclassification adjustment for gains realized in net
  income (net of deferred income tax expense of
  $51 million).........................................       (94)                                                  (94)
Adjustment for policyholder liabilities (net of
  deferred income tax expense of $4 million)...........         6                                                     6
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and unearned revenue
  liability (net of deferred income tax benefit of $20
  million).............................................       (38)                                                  (38)
                                                        --------------                                        -------------
Net unrealized investment gains........................       124                                                   124
Foreign currency translation adjustment................                                 (4)                          (4)
Amortization of periodic pension costs.................                                                1              1
Reclassification of net cash flow hedge gains to net
  income (net of deferred income tax benefit of
  $7 million)..........................................                     (13)                                    (13)
                                                        -------------------------------------------------------------------
Balance at December 31, 2007...........................     $ 584         $  (5)      $ 27         $ (21)         $ 585
                                                        ===================================================================

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 -- Shareholder's Equity - (continued)


                                                                                                Additional
                                                                          Net                  Pension and
                                                                      Accumulated   Foreign   Postretirement  Accumulated
                                                       Net Unrealized Gain (Loss)  Currency    Unrecognized      Other
                                                         Investment     on Cash   Translation  Net Periodic  Comprehensive
                                                       Gains (Losses) Flow Hedges Adjustment   Benefit Cost  Income (Loss)
                                                       -------------------------------------------------------------------
                                                                                  (in millions)
Balance at January 1, 2008............................     $  584        $ (5)       $  27        $ (21)        $  585
Gross unrealized investment losses (net of deferred
  income tax benefit of $360 million).................       (668)                                                (668)
Reclassification adjustment for gains realized in net
  income (net of deferred income tax benefit of
  $146 million).......................................       (272)                                                (272)
Adjustment for policyholder liabilities (net of
  deferred income tax benefit of $72 million).........        134                                                  134
Adjustment for deferred policy acquisition costs,
  deferred sales inducements, and unearned
  revenue liability (net of deferred income tax
  expense of $86 million).............................        161                                                  161
                                                       --------------                                        -------------
Net unrealized investment losses......................       (645)                                                (645)
Foreign currency translation adjustment...............                                 (23)                        (23)
Change in funded status of pension plan and
  amortization of periodic pension costs (net of
  deferred income tax benefit of $8 million)..........                                              (15)           (15)
Net gains on the effective portion of the change in
  fair value of cash flow hedges (net of deferred
  income tax expense of $4 million)...................                      6                                        6
                                                       -------------------------------------------------------------------
Balance at December 31, 2008..........................     $  (61)       $  1        $   4        $ (36)        $  (92)
                                                       ===================================================================

Net unrealized investment gains (losses) included on the Company's Consolidated Balance Sheets as a component of shareholder's equity are summarized below:

                                                                                       December 31,
                                                                                 -------------------------
                                                                                  2008     2007     2006
                                                                                 -------------------------
                                                                                       (in millions)
Balance, end of year comprises:
 Unrealized investment (losses) gains on:
   Fixed maturities............................................................. $  (78) $   855  $   634
   Equity investments...........................................................    (88)     435      417
   Other investments............................................................      3       (6)      (7)
                                                                                 -------------------------
 Total (1)......................................................................   (163)   1,284    1,044

Amounts of unrealized investment (losses) gains attributable to:
   Deferred policy acquisition costs, deferred sales inducements, and unearned
     revenue liability..........................................................    (58)     187      129
   Policyholder liabilities.....................................................     (9)     197      209
   Deferred income taxes........................................................    (35)     316      246
                                                                                 -------------------------
 Total..........................................................................   (102)     700      584
                                                                                 -------------------------

Net unrealized investment (losses) gains........................................ $  (61) $   584  $   460
                                                                                 =========================

(1)Includes unrealized investments gains (losses) on invested assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 -- Related Party Transactions, for information on the associated MRBL reinsurance agreement.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 11 -- Shareholder's Equity - (continued)


Statutory Results

The Company and its domestic insurance subsidiary are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance departments of their states of domicile, which are Michigan and New York.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, used the implied forward rates from the rolling average of the swap rates that have been observed over the past three years instead of the implied forward rates from the swap curve observed at December 31, 2008 for purposes of its C-3 Phase II calculation. The impact of using this approach was a $53 million decrease in JH USA's authorized control level risk-based capital as of December 31, 2008. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

At December 31, 2008, JH USA, with the explicit permission of the Commissioner, recorded an increase in the net admitted deferred tax asset ("DTA") instead of the deferred tax calculation required by prescribed statutory accounting practices. If the net admitted DTA were reflected on the statutory balance sheet based on prescribed practices the DTA and statutory surplus at December 31, 2008 would both be decreased by $84 million. The permitted practice had no effect on statutory net income. This permitted practice is effective for reporting periods beginning on or after December 31, 2008 and ending September 30, 2009.

The Company's statutory net (loss) income for the years ended December 31, 2008, 2007, and 2006 was $(2,011) million (unaudited), ($41) million, and $202 million, respectively.

The Company's statutory capital and surplus as of December 31, 2008 and 2007 was $2,008 million (unaudited) and $1,504 million, respectively.

Under Michigan insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned surplus without the prior approval of the Commissioner. Michigan law also limits the dividends an insurer may pay, without the prior permission of the Commissioner, to the greater of (i) 10% of its statutory surplus earnings as of December 31 of the preceding year or
(ii) the company's statutory net gain from operations for the 12 month period ending December 31 of the immediately preceding year, if such insurer is a life company.

Note 12 -- Segment Information

The Company operates in the following three business segments: (1) Protection and (2) Wealth Management, which primarily serve retail customers and institutional customers and (3) Corporate and Other, which includes reinsurance operations and the corporate account.

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Protection Segment. Offers a variety of individual life insurance products, including participating whole life, term life, universal life, and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing.

Wealth Management Segment. Offers individual and group annuities and group pension contracts. Individual annuities consist of fixed deferred annuities, fixed immediate annuities, and variable annuities. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks.

Corporate and Other Segment. Primarily consists of certain corporate and reinsurance operations. Corporate operations primarily include certain financing activities and income on capital not specifically allocated to the reporting segments. Reinsurance refers to the transfer of all or part of certain risks related to policies issued by the Company to a reinsurer, or to the assumption of risk from other insurers.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 12 -- Segment Information - (continued)


The accounting policies of the segments are the same as those described in Note 1 -- Summary of Significant Accounting Policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following table summarizes selected financial information by segment for the periods indicated. Included in the Protection Segment for all periods presented are the assets, liabilities, revenues, and expenses of the closed block. For additional information on the closed block, see Note 6 -- Closed Block.

                                                                                    Wealth   Corporate
                                                                       Protection Management and Other   Total
                                                                       ------------------------------------------
                                                                                     (in millions)
                                                                       ------------------------------------------
2008
 Revenues from external customers.....................................  $  1,436  $   1,964  $    251  $   3,651
 Net investment income................................................       857        225       353      1,435
 Net realized investment and other (losses) gains.....................       (57)       719      (236)       426
                                                                       ------------------------------------------
 Revenues.............................................................  $  2,236  $   2,908  $    368  $   5,512
                                                                       ==========================================

 Net income (loss)....................................................  $     72  $    (113) $      3  $     (38)
                                                                       ==========================================
Supplemental Information:
 Equity in net income (loss) of investees accounted for by the equity
   method.............................................................  $      1  $       4  $    (14) $      (9)
 Carrying value of investments accounted for under the equity
   method.............................................................        17        157       218        392
 Amortization of deferred policy acquisition costs and deferred sales
   inducements........................................................      (397)         4         5       (388)
 Interest expense.....................................................         -         23        11         34
 Income tax expense (benefit).........................................        32       (204)     (131)      (303)
 Segment assets.......................................................  $ 21,832  $  90,968  $ 13,397  $ 126,197

                                                                                    Wealth   Corporate
                                                                       Protection Management and Other   Total
                                                                       ------------------------------------------
                                                                                     (in millions)
                                                                       ------------------------------------------
2007
 Revenues from external customers.....................................  $  1,844  $   2,057  $    236  $   4,137
 Net investment income................................................       782        242       313      1,337
 Net realized investment and other gains (losses).....................        68         (6)      100        162
                                                                       ------------------------------------------
 Revenues.............................................................  $  2,694  $   2,293  $    649  $   5,636
                                                                       ==========================================

 Net income...........................................................  $    210  $     318  $    191  $     719
                                                                       ==========================================
Supplemental Information:
 Equity in net (loss) income of investees accounted for by the equity
   method.............................................................  $     (1) $      (2) $      5  $       2
 Carrying value of investments accounted for under the equity
   method.............................................................        17         90       202        309
 Amortization of deferred policy acquisition costs and deferred sales
   inducements........................................................       301        277         6        584
 Interest expense.....................................................         -         27        41         68
 Income tax expense...................................................       108         55       110        273
 Segment assets.......................................................  $ 21,192  $ 111,302  $ 12,010  $ 144,504

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 12 -- Segment Information - (continued)


                                                                                    Wealth   Corporate
                                                                       Protection Management and Other  Total
                                                                       ---------------------------------------
                                                                                    (in millions)
                                                                       ---------------------------------------
2006
 Revenues from external customers.....................................  $ 1,483    $ 1,632     $ 382   $ 3,497
 Net investment income................................................      712        225       226     1,163
 Net realized investment and other gains (losses).....................      104         20       (92)       32
                                                                       ---------------------------------------
 Revenues.............................................................  $ 2,299    $ 1,877     $ 516   $ 4,692
                                                                       =======================================

 Net income (loss)....................................................  $   208    $   324     $  (7)  $   525
                                                                       =======================================
Supplemental Information:
 Equity in net (loss) income of investees accounted for by the equity
   method.............................................................  $    (1)   $     1     $   -   $     -
 Carrying value of investments accounted for under the equity method..       17         34        46        97
 Amortization of deferred policy acquisition costs and deferred sales
   inducements........................................................      242        303        (9)      536
 Interest expense.....................................................        -         21         5        26
 Income tax expense...................................................      111        115         4       230

The Company operates primarily in the United States and has no reportable major customers.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments


The following table presents the carrying amounts and estimated fair values of the Company's financial instruments. Fair values have been determined by using available market information and the valuation methodologies described below.

                                                          December 31,
                                              -------------------------------------
                                                    2008               2007
                                              -------------------------------------
                                              Carrying  Fair    Carrying    Fair
                                               Value    Value    Value      Value
                                              -------------------------------------
                                                          (in millions)
Assets:
 Fixed maturities (1):
   Available-for-sale........................ $ 14,687 $ 14,687 $  13,617 $  13,617
 Equity securities:
   Available-for-sale........................      415      415       956       956
 Mortgage loans on real estate...............    2,629    2,649     2,414     2,424
 Policy loans................................    2,785    2,785     2,519     2,519
 Short-term investments......................    3,665    3,665     2,723     2,723
 Cash and cash equivalents...................    3,477    3,477     3,345     3,345
 Derivatives:
   Interest rate swap agreements.............      759      759        28        28
   Cross currency rate swap agreements.......      321      321       179       179
   Foreign exchange forward agreements.......        3        3         9         9
   Embedded derivatives......................    4,418    4,418       586       586
 Assets held in trust........................    2,190    2,190     2,493     2,493
 Separate account assets.....................   77,681   77,681   105,380   105,380

Liabilities:
 Fixed rate deferred and immediate annuities.    1,852    1,843     1,665     1,665
 Derivatives:
   Interest rate swap agreements.............      325      325        22        22
   Cross currency rate swap agreements.......      377      377       277       277
   Credit default swaps......................        1        1         -         -
   Equity swaps..............................       15       15         1         1
   Embedded derivatives......................    2,859    2,859       572       572
   Foreign exchange forward agreements.......        3        3         9         9

(1)Fixed maturities exclude leveraged leases of $49 million and $72 million for 2008 and 2007, respectively, which are carried at the net investment calculated by accruing income at the lease's expected internal rate of return in accordance with SFAS No. 13, "Accounting for Leases".

Effective January 1, 2008, the Company adopted SFAS No. 157, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

SFAS No. 157 resulted in effectively creating the following two primary categories of financial instruments for the purpose of fair value disclosure:

..  Financial Instruments Measured at Fair Value and Reported in the
   Consolidated Balance Sheets - This category includes assets and liabilities measured at fair value on a recurring and non recurring basis. Financial instruments measured on a recurring basis include fixed maturities, equity securities, short-term investments, derivatives and separate accounts. Assets and liabilities measured at fair value on a non recurring basis include mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which impairment is recognized.
.. Other Financial Instruments not Reported at Fair Value - This category includes assets and liabilities which do not require the additional SFAS No. 157 disclosures, as follows:

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


Mortgage loans on real estate - The fair value of unimpaired mortgage loans is estimated using discounted cash flows and take into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy loans - These loans are carried at unpaid principal balances, which approximate their fair values.

Cash and cash equivalents - The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

Fixed-rate deferred and immediate annuities - The fair value of these financial instruments are estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rates, volatility, etc.) observable at the valuation date.

Financial Instruments Measured at Fair Value on the Consolidated Balance Sheets

Valuation Hierarchy
Following SFAS No. 157 guidance, the Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

.. Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 securities primarily include exchange traded equity securities and separate account assets.

.. Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most debt securities are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate swaps, equity swaps, and foreign currency forward contracts.

.. Level 3 - Fair value measurements using significant non market observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include structured asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS"), other securities that have little or no price transparency, and certain derivatives.

Determination of Fair Value
The valuation methodologies used to determine the fair values of assets and liabilities under SFAS No. 157 reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value, and classifies such items within Level 1. If quoted market prices are not available, fair value is based upon valuation techniques, which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


Fair Value Measurements on a Recurring Basis

Fixed Maturities
For fixed maturities, including corporate, U.S. Treasury, and municipal securities, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility and prepayment speeds. These fixed maturities are classified within Level 2. Fixed maturities with significant pricing inputs which are unobservable are classified within Level 3.

Equity Securities
Equity securities with active markets are classified within Level 1 as fair values are based on quoted market prices.

Short-term Investments
Short-term investments are comprised of securities due to mature within one year of the date of purchase that are traded in active markets, and are classified within Level 1 as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

Derivatives
The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter ("OTC") derivatives. The pricing models used are based on market standard valuation methodologies and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company's derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are inputs that are observable or can be corroborated by observable market data. Inputs that are observable generally include: interest rates, foreign currency exchange rates and interest rate curves. However, certain OTC derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include: broker quotes, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements.

Embedded Derivatives
As defined in SFAS Statement No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), the Company holds assets and liabilities classified as embedded derivatives in the Consolidated Balance Sheets. Those assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements ("Reinsurance GMIB Assets"). Liabilities include policyholder benefits offered under variable annuity contracts such as guaranteed minimum withdrawal benefits with a term certain ("GMWB") and embedded reinsurance derivatives.

Embedded derivatives are recorded in the Consolidated Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many factors including, but not limited to, market conditions, credit ratings, variations in actuarial assumptions regarding policyholder liabilities and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


The fair value of embedded derivatives is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal, and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer. Therefore, fair value reflects the reporting entity's own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC's own credit risk, which is determined by taking into consideration publicly available information relating to MFC's debt as well as its claims paying ability. Nonperformance risk is also reflected in the Reinsurance GMIB assets held by the Company. The credit risk of the reinsurance companies is most representative of the nonperformance risk for the Reinsurance GMIB assets, and is derived from publicly available information relating to the reinsurance companies' publicly issued debt.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as liabilities on the Consolidated Balance Sheets representing the difference between the statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in income. The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets
Separate account assets are reported at fair value and reported as a summarized total on the Consolidated Balance Sheets in accordance with Statement of Position ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account. Assets owned by the Company's separate accounts primarily include: investments in mutual funds, fixed maturity securities, equity securities, and short-term investments and cash and cash equivalents.

The fair value of mutual fund investments is based upon quoted prices or reported net assets values ("NAV"). Open-ended mutual fund investments are included in Level 1. The fair values of fixed maturity securities, equity securities, short-term investments and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company's general account.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


The following table presents the Company's assets and liabilities that are measured at fair value on a recurring basis by SFAS No. 157 fair value hierarchy levels, as of December 31, 2008.

                                               December 31, 2008
                                      ------------------------------------
                                      ------------------------------------
                                      Total Fair
                                        Value    Level 1  Level 2  Level 3
                                      ------------------------------------
                                                 (in millions)
     Assets:
      Fixed maturities (1):
        Available-for-sale........... $  14,687  $      - $ 14,325 $   362
      Equity securities:
        Available-for-sale...........       415       415        -       -
      Short-term investments.........     3,665         -    3,665       -
      Derivative assets (2)               1,083         -    1,083       -
      Embedded derivatives...........     4,418         -       36   4,382
      Assets held in trust (3).......     2,190       497    1,693       -
      Separate account assets (4)....    77,681    77,626       55       -
                                      ------------------------------------
     Total assets at fair value...... $ 104,139  $ 78,538 $ 20,857 $ 4,744
                                      ====================================

     Liabilities:
      Derivative liabilities (2)..... $     721  $      - $    721 $     -
      Embedded derivatives...........     2,859         -        -   2,859
                                      ------------------------------------
     Total liabilities at fair value. $   3,580  $      - $    721 $ 2,859
                                      ====================================

(1)Fixed maturities excludes leveraged leases of $49 million which are carried at the net investment calculated by accruing income at the lease's expected internal rate of return in accordance with SFAS No. 13, "Accounting for Leases".
(2)Derivative assets are presented within other assets and derivative liabilities are presented within other liabilities in the Consolidated Balance Sheets. The amounts are presented gross in the table above to reflect the presentation in the Consolidated Balance Sheets, but are presented net for purposes of the Level 3 roll forward in the following table.
(3)Represents the fair value of assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Note 7 -- Related Party Transactions, for information on the associated MRBL reinsurance agreement. The fair value of the trust assets are determined on a basis consistent with the methodologies described herein for similar financial instruments.
(4)Separate account assets are recorded at fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets as prescribed by SOP 03-1.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 13 -- Fair Value of Financial Instruments - (continued)


Level 3 Financial Instruments

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

                                                                                                                      Net
                                                                                                      Fixed        Embedded
                                                                                                    Maturities    Derivatives
                                                                                                   -----------------------------
Balance at January 1, 2008........................................................................   $  447         $    18
 Net realized/unrealized gains (losses) included in:
   Net income.....................................................................................     (161)/(2)/     1,505/(4)/
   Other comprehensive income.....................................................................       79/(3)/          -
 Purchases, issuances, (sales) and (settlements), net.............................................      (12)              -
 Transfers in and/or (out) of Level 3, net (1)....................................................        9               -
                                                                                                   -----------------------------
Balance at December 31, 2008......................................................................   $  362         $ 1,523
                                                                                                   =============================
Gains (losses) for the period included in earnings attributable to the change in unrealized gains
  (losses) relating to assets and liabilities still held at December 31, 2008.....................   $    -         $ 1,505

(1)For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.
(2)This amount is included in net realized investments and other gains (losses) on the Consolidated Statement of Operations.
(3)This amount is included in accumulated other comprehensive income (loss) on the Consolidated Balance Sheet.
(4)This amount is included in benefits to policyholders on the Consolidated Statement of Operations. All gains and losses on Level 3 liabilities are classified as net realized investment and other gains (losses) for the purpose of this disclosure because it is not practicable to track realized and unrealized gains (losses) separately on a contract by contract basis.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

Financial Instruments Measured at Fair Value on a Non Recurring Basis
Certain financial assets are reported at fair value on a non recurring basis, including investments such as mortgage loans, joint ventures and limited partnership interests, which are reported at fair value only in a period in which an impairment is recognized. The fair value of these securities is calculated using either models that are widely accepted in the financial services industry or the valuation of collateral underlying impaired mortgages. During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Note 14 -- Goodwill

The changes in the carrying value of goodwill by segment were as follows:

                                                 Wealth   Corporate
                                    Protection Management and Other Total
                                    -------------------------------------
                                                (in millions)
      Balance at January 1, 2008...    $ -        $ 54       $ -    $ 54
      Dispositions and other, net..      -           -         -       -
                                    -------------------------------------
      Balance at December 31, 2008.    $ -        $ 54       $ -    $ 54
                                    =====================================

                                                 Wealth   Corporate
                                    Protection Management and Other Total
                                    -------------------------------------
                                                (in millions)
      Balance at January 1, 2007...    $ -        $ 54       $ -    $ 54
      Dispositions and other, net..      -           -         -       -
                                    -------------------------------------
      Balance at December 31, 2007.    $ -        $ 54       $ -    $ 54
                                    =====================================

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 14 -- Goodwill - (continued)


The Company tests goodwill for impairment annually as of December 31 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit, which is defined as an operating segment or one level below an operating segment, below its carrying amount. There were no impairments recorded in 2008 or 2007.

Note 15 -- Certain Separate Accounts

The Company issues variable annuity and variable life contracts through its separate accounts for which investment income and investment gains and losses accrue to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below.

The assets supporting the variable portion of variable annuities are carried at fair value and reported on the Consolidated Balance Sheets as total separate account assets with an equivalent total reported for separate account liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue, and changes in liabilities for minimum guarantees are included in benefits to policyholders in the Company's Consolidated Statements of Operations. For the years ended December 31, 2008, and 2007 there were no gains or losses on transfers of assets from the general account to the separate account.

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit if certain specified premiums are paid by the policyholder, regardless of separate account performance.

For guarantees of amounts in the event of death, the net amount at risk is defined as the excess of the initial sum insured over the current sum insured for fixed premium variable life insurance contracts, and, for other variable life insurance contracts, is equal to the sum insured when the account value is zero and the policy is still in force.

The following table reflects variable life insurance contracts with guarantees held by the Company:

                                                            December 31,
                                                            -----------------------------
                                                            2008           2007
                                                            -----------------------------
                                                            (in millions, except for age)
         Life insurance contracts with guaranteed benefits
          In the event of death
          Account value.................................... $ 559          $ 422
          Net amount at risk related to deposits...........    86             56
          Average attained age of contract holders.........    44             43

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. Guaranteed Minimum Death Benefit ("GMDB") features guarantee the contract holder either
(a) a return of no less than total deposits made to the contract less any partial withdrawals, (b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary.

The Company sold contracts with GMIB riders from 1998 to 2004. The GMIB rider provides a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 10 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

In 2004, the Company introduced a GMWB rider and has since offered multiple variations of this optional benefit. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of "step-up" provisions which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 -- Certain Separate Accounts - (continued)


Unaffiliated and affiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

                                                                                    December 31,
                                                                                 -------------------------------------------
                                                                                   2008                  2007
                                                                                 -------------------------------------------
                                                                                 (in millions, except for ages and percents)
Guaranteed Minimum Death Benefit
 Return of net deposits
 In the event of death
   Account value................................................................ $ 15,224              $ 17,510
   Net amount at risk- net of reinsurance.......................................      766                    47
   Average attained age of contract holders.....................................       54                    55

 Return of net deposits plus a minimum return
 In the event of death
   Account value................................................................ $    428              $    714
   Net amount at risk- net of reinsurance.......................................        5                     -
   Average attained age of contract holders.....................................       65                    65
   Guaranteed minimum return rate...............................................        5%                    5%

 Highest specified anniversary account value minus withdrawals post anniversary
 In the event of death
   Account value................................................................ $ 22,508              $ 32,750
   Net amount at risk- net of reinsurance.......................................    1,248                   190
   Average attained age of contract holders.....................................       54                    54

Guaranteed Minimum Income Benefit
   Account value................................................................ $  5,387              $  9,552
   Net amount at risk- net of reinsurance.......................................       45                    29
   Average attained age of contract holders.....................................       52                    52

Guaranteed Minimum Withdrawal Benefit
   Account value................................................................ $ 24,769              $ 28,582
   Net amount at risk...........................................................    1,812                   116
   Average attained age of contract holders.....................................       52                    54

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 -- Certain Separate Accounts - (continued)


Account balances of variable contracts with guarantees invest in various separate accounts with the following characteristics:

                                              December 31,
                                              ------------
                                              2008    2007
                                              ------------
                                              (in billions)
                        Type of Fund
                        Domestic Equity...... $  7    $ 13
                        International Equity.    2       3
                        Balanced.............   23      30
                        Bonds................    3       4
                        Money Market.........    2       1
                                              ------------
                           Total............. $ 37    $ 51
                                              ============

The following table summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                    Guaranteed Guaranteed Guaranteed
                                     Minimum    Minimum    Minimum
                                      Death      Income   Withdrawal
                                     Benefit    Benefit    Benefit
                                      (GMDB)     (GMIB)     (GMWB)     Total
                                    ------------------------------------------
                                                  (in millions)
  Balance at January 1, 2008.......   $   89    $    156   $    568  $    813
  Incurred guarantee benefits......     (110)        (74)         -      (184)
  Other reserve changes............      372         356      2,322     3,050
                                    ------------------------------------------
  Balance at December 31, 2008.....   $  351    $    438   $  2,890  $  3,679
  Reinsurance recoverable..........     (259)     (2,056)    (2,352)   (4,667)
                                    ------------------------------------------
  Net balance at December 31, 2008.   $   92    $ (1,618)  $    538  $   (988)
                                    ==========================================

  Balance at January 1, 2007.......   $   80    $    208   $     95  $    383
  Incurred guarantee benefits......      (48)       (122)         -      (170)
  Other reserve changes............       57          70        473       600
                                    ------------------------------------------
  Balance at December 31, 2007.....   $   89    $    156   $    568  $    813
  Reinsurance recoverable..........      (36)       (586)         -      (622)
                                    ------------------------------------------
  Net balance at December 31, 2007.   $   53    $   (430)  $    568  $    191
                                    ==========================================

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life portion of the GMWB reserves were determined in accordance with SOP 03-1, and the GMIB reinsurance recoverable and GMWB gross reserve were determined in accordance with SFAS No. 133.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the amounts above at December 31, 2008 and 2007:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS No. 133 calculations, risk neutral scenarios were used.

    . For life products, reserves were established using stochastic modeling of future separate account returns and best estimate mortality, lapse, and premium persistency assumptions, which vary by product.

    . Mean return and volatility assumptions were determined by asset class. Market consistent observed volatilities were used where available for SFAS No. 133 calculations.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 15 -- Certain Separate Accounts - (continued)


    . Annuity mortality was based on the 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified and non-qualified business.

    . Annuity base lapse rates vary by contract type and duration and ranged from 2% to 41.5%.

    . The discount rate is 7% (in-force issued before 2004) or 6.4% (in-force issued after 2003) in the SOP 03-01 calculations. The discount rates used for SFAS No. 133 calculations are based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

Note 16 -- Deferred Policy Acquisition Costs and Deferred Sales Inducements

The balance of and changes in deferred policy acquisition costs as of and for the years ended December 31, were as follows:

                                                           December 31,
                                                         ----------------
                                                          2008     2007
                                                         ----------------
                                                          (in millions)
       Balance, beginning of year....................... $ 5,664 $ 4,655
       Capitalization...................................   1,590   1,637
       Amortization (1).................................     405    (550)
       Change in unrealized investment gains and losses.     289     (78)
                                                         ----------------
       Balance, end of year............................. $ 7,948 $ 5,664
                                                         ================

(1)In 2008, DAC amortization includes significant unlocking due to the impact of lower estimated gross profits arising from higher benefits to policyholders related to certain separate account guarantees. This unlocking contributed to the overall negative amortization during the year.

The balance of and changes in deferred sales inducements as of and for the years ended December 31, were as follows:

                                                          December 31,
                                                          -------------
                                                           2008   2007
                                                          -------------
                                                          (in millions)
        Balance, beginning of year....................... $ 264  $ 235
        Capitalization...................................    97     63
        Amortization.....................................   (17)   (34)
        Change in unrealized investment gains and losses.     1      -
                                                          -------------
        Balance, end of year............................. $ 345  $ 264
                                                          =============

Note 17 -- Share-Based Payments

The Company participates in the stock compensation plans of MFC. The Company uses the Black-Scholes-Merton option pricing model to estimate the value of stock options granted to employees. The stock-based compensation is a legal obligation of MFC, but in accordance with U.S. GAAP, is recorded in the accounts of the Company in other operating costs and expenses.

Stock Options (ESOP)

Under MFC's Executive Stock Option Plan ("ESOP"), stock options are granted to selected individuals. Options provide the holder with the right to purchase common shares at an exercise price equal to the closing market price of MFC's common shares on the Toronto Stock Exchange on the business day immediately preceding the date the options were granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. A total of 73.6 million common shares have been reserved for issuance under the ESOP.

MFC grants Deferred Share Units ("DSUs") under the ESOP and the Stock Plan for Non-Employee Directors. Under the ESOP, the holder is entitled to receive cash payment equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. These DSUs vest over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on MFC's common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs.

                 JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Note 17 -- Share Based Payments - (continued)


Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director's retainer and fees in DSUs or common shares in lieu of cash. Upon termination of board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account or, at his or her direction, an equivalent number of common shares. A total of 1 million common shares of MFC have been reserved for issuance under the Stock Plan for Non-Employee Directors. In 2008, 2007 and 2006, 217,000, 191,000, and 181,000
DSUs, respectively, were issued to certain employees who elected to defer receipt of all or part of their annual bonus. Also, in 2008 and 2007, 269,000 and 260,000 DSUs were issued to certain employees who elected to defer payment of all or part of their restricted share units. Restricted share units are discussed below. The DSUs issued in 2008, 2007 and 2006 vested immediately upon grant. The Company recorded compensation expense for stock options granted of $6 million, $5 million, and $5 million for the years ended December 31, 2008, 2007, and 2006, respectively.

Global Share Ownership Plan (GSOP)

Effective January 1, 2001, MFC established the Global Share Ownership Plan ("GSOP") for its eligible employees and the Stock Plan for Non-Employee Directors. Under the GSOP, qualifying employees can choose to have up to 5% of their annual base earnings applied toward the purchase of common shares of MFC. Subject to certain conditions, MFC will match a percentage of the employee's eligible contributions to certain maximums. MFC's contributions vest immediately. All contributions are used by the GSOP's trustee to purchase common shares in the open market. The Company's compensation expense related to the GSOP was $1 million for each of the three years ended December 31, 2008, 2007, and 2006.

Restricted Share Unit Plan (RSU)

In 2003, MFC established the Restricted Share Unit ("RSU") Plan. For the years ended December 31, 2008, 2007, and 2006, 1.8 million, 1.5 million and
1.6 million RSUs, respectively, were granted to certain eligible employees under this plan. For the years ended December 31, 2008, 2007, and 2006, the Company granted 0.4 million, 0.4 million, and 0.4 million RSUs, respectively, to certain eligible employees. RSUs entitle a participant to receive payment equal to the market value of the same number of common shares, plus credited dividends, at the time the RSUs vest. RSUs vest three years from the grant date, subject to performance conditions, and the related compensation expense is recognized over this period, except where the employee is eligible to retire prior to the vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. The Company's compensation expense related to RSUs was $14 million, $16 million, and $14 million for the years ended December 31, 2008, 2007, and 2006, respectively.

                                    AUDITED FINANCIAL STATEMENTS

                                    John Hancock Life Insurance Company (U.S.A.)
                                    Separate Account H
                                    December 31, 2008

                  John Hancock Life Insurance Company (U.S.A.)
                               Separate Account H

                          Audited Financial Statements

                                December 31, 2008

                                    CONTENTS

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm......    1
Statement of Assets and Liabilities.............................................    4
Statement of Operations and Changes in Contract Owners' Equity..................   30
Notes to Financial Statements...................................................   83

                              (ERNST & YOUNG LOGO)

                                                            Ernst & Young LLP
                                                            200 Clarendon Street
                                                            Boston, MA 02116

                                                            Tel: +1 617 266 2000
                                                            Fax: +1 617 266 5843
                                                            www.ey.com

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company (U.S.A.) Separate Account H

We have audited the accompanying statement of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account H ("the Account,") comprised of the following sub-accounts,

500 Index Fund B Series NAV
500 Index Series I
500 Index Series II
Active Bond Series I
Active Bond Series II
All Cap Core Series I
All Cap Core Series II
All Cap Growth Series I
All Cap Growth Series II
All Cap Value Series I
All Cap Value Series II
American Asset Allocation Series II
American Asset Allocation Series III
American Asset High-Income Bond Series II
American Asset High-Income Bond Series III
American Blue-Chip Income & Growth Series II
American Blue-Chip Income & Growth Series III
American Bond Series II
American Bond Series III
American Century - Small Company Series II
American Fundamental Holdings Series II
American Fundamental Holdings Series III
American Global Diversification Series II
American Global Growth Series II
American Global Growth Series III
American Global Small Capitalization Series II
American Global Small Capitalization Series III
American Growth Series II
American Growth Series III
American Growth-Income Series II
American Growth-Income Series III
American International Series II
American International Series III
American New World Series II
American New World Series III
Basic Value Focus
Blue Chip Growth Series I
Blue Chip Growth Series II
Bond Index Trust A Series II
Capital Appreciation Series I
Capital Appreciation Series II
Capital Appreciation Value Series II
CGTC Overseas Equity Series II
Core Allocation Plus Series I
Core Allocation Plus Series II
Disciplined Diversification Series II
Emerging Small Company Series I
Emerging Small Company Series II
Equity-Income Series I
Equity-Income Series II
Financial Services Series I
Financial Services Series II
Founding Allocation Series I
Founding Allocation Series II
Fundamental Value Series I
Fundamental Value Series II
Global Allocation Series I
Global Allocation Series II
Global Bond Series I
Global Bond Series II
Global Trust Series I
Global Trust Series II
Health Sciences Series I
Health Sciences Series II
High Income Series II
High Yield Series I
High Yield Series II
Income & Value Series I

                                   A member firm of Ernst & Young Global Limited

                              (ERNST & YOUNG LOGO)

Income & Value Series II
Index Allocation Series II
International Core Series I
International Core Series II
International Equity Index B Series NAV
International Small Cap Series I
International Small Cap Series II
International Value Series I
International Value Series II
Investment Quality Bond Series I
Investment Quality Bond Series II
John Hancock International Equity Index Series I
John Hancock International Equity Index Series II
John Hancock Strategic Income Series II
Large Cap Value Series I
Large Cap Value Series II
Lifestyle Aggressive Series I
Lifestyle Aggressive Series II
Lifestyle Balanced Series I
Lifestyle Balanced Series II
Lifestyle Conservative Series I
Lifestyle Conservative Series II
Lifestyle Growth Series I
Lifestyle Growth Series II
Lifestyle Moderate Series I
Lifestyle Moderate Series II
LMFC Core Equity Series I
LMFC Core Equity Series II
Marisco International Opportunities Series II
Mid Cap Index Series I
Mid Cap Index Series II
Mid Cap Intersection Series I
Mid Cap Intersection Series II
Mid Cap Stock Series I
Mid Cap Stock Series II
Mid Cap Value Series I
Mid Cap Value Series II
ML Global Allocation
Money Market B Series NAV
Money Market Series I
Money Market Series II
Mutual Shares Series I
Natural Resources Series II
Optimized All Cap Series II
Optimized Value Series II
Pacific Rim Series I
Pacific Rim Series II
PIM Classic Value Series II
PIMCO VIT All Asset Series II
Real Estate Securities Series I
Real Estate Securities Series II
Real Return Bond Series II
Science & Technology Series I
Science & Technology Series II
Scudder Equity Index 500 - B
Scudder Fixed Income - B
Small Cap Index Series I
Small Cap Index Series II
Small Cap Opportunities Series I
Small Cap Opportunities Series II
Small Cap Value Focus
Small Company Value Series I
Small Company Value Series II
Strategic Bond Series I
Strategic Bond Series II
T Rowe Price Mid Value Series II
Total Return Series I
Total Return Series II
Total Stock Market Index Series I
Total Stock Market Index Series II
U.S. Government Securities Series I
U.S. Government Securities Series II
U.S. High Yield Series II
U.S. Large Cap Value Series I
U.S. Large Cap Value Series II
UBS Large Cap Series I
UBS Large Cap Series II
Utilities Series I
Utilities Series II
Value Series I
Value Series II
Wellington Small Cap Growth Series I
Wellington Small Cap Growth Series II
Wellington Small Cap Value Series I
Wellington Small Cap Value Series II
Wells Capital Core Bond Series II

as of December 31, 2008, and the related statement of operations and changes in contract owners' equity for the above mentioned sub-accounts and for the Dynamic Growth Series I, Dynamic Growth Series II, Emerging Growth Series II, Independence Investment LLC Small Cap Series II, Quantitative Mid-Cap Series I, Quantitative Mid-Cap Series II, U.S. Core Series I, U.S. Core Series II, U.S. Global Leaders Growth Series I, U.S. Global Leaders Growth

                                   A member firm of Ernst & Young Global Limited

                              (ERNST & YOUNG LOGO)

Series II sub-accounts (the "closed sub-accounts") for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying Portfolios. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2008, and the results of their and the closed sub-accounts' operations and changes in contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                         (ERNST & YOUNG LLP)

March 31, 2009

                                   A member firm of Ernst & Young Global Limited

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                      500 Index                                                          All Cap
                                        Fund B     500 Index    500 Index   Active Bond   Active Bond      Core
                                      Series NAV    Series I    Series II     Series I     Series II     Series I
                                     -----------  -----------  -----------  -----------  ------------  -----------
TOTAL ASSETS
Investments at fair value            $44,221,566  $53,450,857  $39,678,677  $64,896,482  $275,345,876  $48,378,680
                                     ===========  ===========  ===========  ===========  ============  ===========
NET ASSETS
Contracts in accumulation            $44,217,420  $53,410,802  $39,678,677  $64,771,849  $275,334,062  $48,333,819
Contracts in payout (annuitization)        4,146       40,055                   124,633        11,814       44,861
                                     -----------  -----------  -----------  -----------  ------------  -----------
Total net assets                     $44,221,566  $53,450,857  $39,678,677  $64,896,482  $275,345,876  $48,378,680
                                     ===========  ===========  ===========  ===========  ============  ===========
Units outstanding                      5,843,640    6,938,793    3,916,772    5,542,442    23,846,814    4,404,983
Unit value                           $      7.57  $      7.70  $     10.13  $     11.71  $      11.55  $     10.98
Shares                                 3,934,303    6,791,722    5,061,056    8,204,359    34,765,893    4,138,467
Cost                                 $73,016,198  $72,183,622  $53,289,818  $77,950,186  $331,148,675  $57,003,501

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       All Cap      All Cap      All Cap      All Cap      All Cap    American Asset
                                     Core Series     Growth       Growth       Value        Value       Allocation
                                          II        Series I    Series II     Series I    Series II      Series II
                                     -----------  -----------  -----------  -----------  -----------  --------------
TOTAL ASSETS
Investments at fair value            $ 7,549,207  $76,573,971  $10,760,343  $26,764,429  $25,562,124  $  771,851,859
                                     ===========  ===========  ===========  ===========  ===========  ==============
NET ASSETS
Contracts in accumulation            $ 7,549,207  $76,393,767  $10,760,343  $26,764,429  $25,562,124  $  771,851,859
Contracts in payout (annuitization)                   180,204
                                     -----------  -----------  -----------  -----------  -----------  --------------
Total net assets                     $ 7,549,207  $76,573,971  $10,760,343  $26,764,429  $25,562,124  $  771,851,859
                                     ===========  ===========  ===========  ===========  ===========  ==============
Units outstanding                        681,898    6,912,443    1,159,235    2,222,846    2,008,606      89,206,351
Unit value                           $     11.07  $     11.08  $      9.28  $     12.04  $     12.73  $         8.65
Shares                                   646,890    6,635,526      941,412    4,762,354    4,556,529      91,343,415
Cost                                 $12,202,941  $89,914,975  $15,084,548  $44,053,013  $43,927,242  $1,043,303,099

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    American     American     American      American
                                       American      Asset        Asset       Blue-Chip    Blue-Chip
                                        Asset     High-Income  High-Income    Income &      Income &     American
                                      Allocation      Bond         Bond        Growth        Growth        Bond
                                      Series III   Series II    Series III    Series II    Series III    Series II
                                     -----------  -----------  -----------  ------------  -----------  ------------
TOTAL ASSETS
Investments at fair value            $34,188,459  $31,998,224    $102,930   $ 66,642,931  $15,440,949  $585,289,903
                                     ===========  ===========    ========   ============  ===========  ============
NET ASSETS
Contracts in accumulation            $34,188,459  $31,998,224    $102,930   $ 66,634,571  $15,440,949  $585,289,903
Contracts in payout (annuitization)                                                8,360
                                     -----------  -----------    --------   ------------  -----------  ------------
Total net assets                     $34,188,459  $31,998,224    $102,930   $ 66,642,931  $15,440,949  $585,289,903
                                     ===========  ===========    ========   ============  ===========  ============
Units outstanding                      3,702,897    3,593,978      10,576      5,409,736    1,817,222    50,087,972
Unit value                           $      9.23  $      8.90    $   9.73   $      12.32  $      8.50  $      11.69
Shares                                 4,050,765    4,097,084      13,196      7,521,775    1,746,714    54,699,991
Cost                                 $40,014,184  $45,817,082    $115,279   $115,711,820  $18,485,614  $709,341,832

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                   American
                                                   Century -    American      American                      American
                                       American      Small     Fundamental  Fundamental  American Global     Global
                                         Bond       Company     Holdings      Holdings   Diversification     Growth
                                      Series III   Series II    Series II    Series III     Series II       Series II
                                     -----------  ----------  ------------  -----------  ---------------  ------------
TOTAL ASSETS
Investments at fair value            $19,101,227  $1,933,984  $553,472,370  $14,318,767    $504,068,239   $139,771,045
                                     ===========  ==========  ============  ===========    ============   ============
NET ASSETS
Contracts in accumulation            $19,101,227  $1,933,984  $553,472,370  $14,318,767    $504,068,239   $139,771,045
Contracts in payout (annuitization)
                                     -----------  ----------  ------------  -----------    ------------   ------------
Total net assets                     $19,101,227  $1,933,984  $553,472,370  $14,318,767    $504,068,239   $139,771,045
                                     ===========  ==========  ============  ===========    ============   ============
Units outstanding                      1,708,415     230,989    64,803,896    1,576,102      62,575,683     17,516,452
Unit value                           $     11.18  $     8.37  $       8.54  $      9.08    $       8.06   $       7.98
Shares                                 1,786,831     306,011    72,634,170    1,881,573      71,600,602     18,011,732
Cost                                 $20,770,480  $3,896,518  $739,459,286  $17,954,048    $734,865,005   $225,741,213

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    American        American
                                      American       Global          Global                                      American
                                       Global         Small           Small         American       American       Growth-
                                       Growth    Capitalization  Capitalization      Growth         Growth        Income
                                     Series III     Series II      Series III       Series II     Series III     Series II
                                     ----------  --------------  --------------  --------------  -----------  --------------
TOTAL ASSETS
Investments at fair value             $269,670     $43,636,644     $5,017,292    $  860,203,386  $ 9,588,537  $  734,826,560
                                      ========     ===========     ==========    ==============  ===========  ==============
NET ASSETS
Contracts in accumulation             $269,670     $43,636,644     $5,017,292    $  860,176,177  $ 9,588,537  $  734,810,448
Contracts in payout (annuitization)                                                      27,209                       16,112
                                      --------     -----------     ----------    --------------  -----------  --------------
Total net assets                      $269,670     $43,636,644     $5,017,292    $  860,203,386  $ 9,588,537  $  734,826,560
                                      ========     ===========     ==========    ==============  ===========  ==============
Units outstanding                       32,316       7,111,095        777,248        74,067,311    1,283,084      63,942,059
Unit value                            $   8.34     $      6.14     $     6.46    $        11.61  $      7.47  $        11.49
Shares                                  34,841       7,236,591        834,824        74,283,539      828,741      63,787,028
Cost                                  $329,979     $84,907,955     $6,573,369    $1,374,320,202  $12,137,616  $1,123,654,339

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       American
                                       Growth-       American       American    American New  American New     Basic
                                        Income    International  International  World Series  World Series     Value
                                      Series III    Series II      Series III        II            III         Focus
                                     -----------  -------------  -------------  ------------  ------------  -----------
TOTAL ASSETS
Investments at fair value            $12,028,258   $569,687,370     $278,657     $38,682,388    $114,630    $ 9,193,487
                                     ===========   ============     ========     ===========    ========    ===========
NET ASSETS
Contracts in accumulation            $12,028,258   $569,680,337     $278,657     $38,682,388    $114,630    $ 9,193,487
Contracts in payout (annuitization)                       7,033
                                     -----------   ------------     --------     -----------    --------    -----------
Total net assets                     $12,028,258   $569,687,370     $278,657     $38,682,388    $114,630    $ 9,193,487
                                     ===========   ============     ========     ===========    ========    ===========
Units outstanding                      1,445,391     36,071,377       34,407       4,594,159      14,645        560,419
Unit value                           $      8.32   $      15.79     $   8.10     $      8.42    $   7.83    $     16.40
Shares                                 1,045,935     39,838,278       19,527       4,746,305      14,100      1,103,660
Cost                                 $14,757,262   $870,957,394     $383,903     $62,832,289    $143,641    $15,241,204

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                                                            Capital
                                       Blue Chip     Blue Chip   Bond Index     Capital       Capital    Appreciation
                                        Growth        Growth       Trust A   Appreciation  Appreciation      Value
                                       Series I      Series II    Series II    Series I      Series II     Series II
                                     ------------  ------------  ----------  ------------  ------------  ------------
TOTAL ASSETS
Investments at fair value            $224,482,328  $ 89,182,436   $905,694   $ 89,609,852   $45,779,941  $129,560,234
                                     ============  ============   ========   ============   ===========  ============
NET ASSETS
Contracts in accumulation            $224,153,606  $ 89,182,436   $905,694   $ 89,509,853   $45,779,941  $129,560,234
Contracts in payout (annuitization)       328,722                                  99,999
                                     ------------  ------------   --------   ------------   -----------  ------------
Total net assets                     $224,482,328  $ 89,182,436   $905,694   $ 89,609,852   $45,779,941  $129,560,234
                                     ============  ============   ========   ============   ===========  ============
Units outstanding                      17,615,463     9,393,422     67,335     13,837,049     4,711,470    14,299,260
Unit value                           $      12.74  $       9.49   $  13.45   $       6.48   $      9.72  $       9.06
Shares                                 18,355,055     7,304,049     67,640     14,291,842     7,360,119    14,363,662
Cost                                 $282,850,792  $128,536,710   $882,210   $127,500,022   $64,854,746  $148,535,415

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                        CGTC        Core         Core                        Emerging     Emerging
                                      Overseas   Allocation   Allocation    Disciplined       Small        Small
                                       Equity       Plus         Plus     Diversification    Company      Company
                                      Series II   Series I    Series II      Series II       Series I    Series II
                                     ----------  ----------  -----------  ---------------  -----------  -----------
TOTAL ASSETS
Investments at fair value            $3,185,956  $4,146,720  $46,294,963    $79,086,010    $33,588,674  $18,300,019
                                     ==========  ==========  ===========    ===========    ===========  ===========
NET ASSETS
Contracts in accumulation            $3,185,956  $4,146,720  $46,294,963    $79,086,010    $33,563,622  $18,300,019
Contracts in payout (annuitization)                                                             25,052
                                     ----------  ----------  -----------    -----------    -----------  -----------
Total net assets                     $3,185,956  $4,146,720  $46,294,963    $79,086,010    $33,588,674  $18,300,019
                                     ==========  ==========  ===========    ===========    ===========  ===========
Units outstanding                       284,112     459,578    5,294,414      8,663,009      3,348,224    2,087,921
Unit value                           $    11.21  $     9.02  $      8.74    $      9.13    $     10.03  $      8.76
Shares                                  427,072     487,849    5,446,466      8,876,095      2,418,191    1,337,721
Cost                                 $5,752,922  $4,652,643  $50,667,693    $88,381,632    $62,298,797  $34,189,286

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                        Equity-       Equity-     Financial    Financial     Founding      Founding
                                        Income        Income       Services     Services    Allocation    Allocation
                                       Series I      Series II     Series I    Series II     Series I      Series II
                                     ------------  ------------  -----------  -----------  -----------  --------------
TOTAL ASSETS
Investments at fair value            $261,746,610  $126,408,553  $14,200,399  $23,207,419  $11,671,302  $1,035,742,268
                                     ============  ============  ===========  ===========  ===========  ==============
NET ASSETS
Contracts in accumulation            $261,231,343  $126,408,553  $14,200,399  $23,188,830  $11,671,302  $1,035,742,268
Contracts in payout (annuitization)       515,267                                  18,589
                                     ------------  ------------  -----------  -----------  -----------  --------------
Total net assets                     $261,746,610  $126,408,553  $14,200,399  $23,207,419  $11,671,302  $1,035,742,268
                                     ============  ============  ===========  ===========  ===========  ==============
Units outstanding                      13,650,160    11,489,143    1,623,612    2,476,693    1,344,727     136,082,295
Unit value                           $      19.18  $      11.00  $      8.75  $      9.37  $      8.68  $         7.61
Shares                                 26,279,780    12,729,965    1,885,843    3,090,202    1,585,775     140,344,481
Cost                                 $407,561,034  $204,785,591  $25,775,978  $42,363,691  $14,891,130  $1,598,310,938

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                      Fundamental   Fundamental     Global       Global        Global       Global
                                         Value         Value      Allocation   Allocation       Bond         Bond
                                       Series I      Series II     Series I     Series II     Series I     Series II
                                     ------------  ------------  -----------  ------------  -----------  ------------
TOTAL ASSETS
Investments at fair value            $336,160,486  $251,340,629  $26,694,131  $121,345,796  $81,495,660  $154,495,811
                                     ============  ============  ===========  ============  ===========  ============
NET ASSETS
Contracts in accumulation            $335,540,479  $251,340,356  $26,693,501  $121,345,796  $81,464,697  $154,453,670
Contracts in payout (annuitization)       620,007           273          630                     30,963        42,141
                                     ------------  ------------  -----------  ------------  -----------  ------------
Total net assets                     $336,160,486  $251,340,629  $26,694,131  $121,345,796  $81,495,660  $154,495,811
                                     ============  ============  ===========  ============  ===========  ============
Units outstanding                      33,466,331    23,786,071    3,166,226    11,729,356    3,602,575     9,374,175
Unit value                           $      10.04  $      10.57  $      8.43  $      10.35  $     22.62  $      16.48
Shares                                 34,337,128    25,725,755    3,914,095    17,871,251    5,643,744    10,751,274
Cost                                 $381,187,053  $373,861,222  $43,282,775  $201,133,098  $86,171,435  $162,323,054

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                    Health       Health
                                     Global Trust  Global Trust    Sciences     Sciences    High Income   High Yield
                                       Series I      Series II     Series I     Series II    Series II     Series I
                                     ------------  ------------  -----------  ------------  -----------  ------------
TOTAL ASSETS
Investments at fair value            $109,603,317   $26,665,157  $37,028,670   $41,778,494   $1,474,198   $46,086,858
                                     ============   ===========  ===========   ===========   ==========   ===========
NET ASSETS
Contracts in accumulation            $109,457,934   $26,593,145  $37,026,530   $41,778,129   $1,474,198   $46,027,363
Contracts in payout (annuitization)       145,383        72,012        2,140           365                     59,495
                                     ------------   -----------  -----------   -----------   ----------   -----------
Total net assets                     $109,603,317   $26,665,157  $37,028,670   $41,778,494   $1,474,198   $46,086,858
                                     ============   ===========  ===========   ===========   ==========   ===========
Units outstanding                       6,778,204     2,397,618    2,672,652     2,875,694      230,474     4,032,014
Unit value                           $      16.17   $     11.12  $     13.85   $     14.53   $     6.40   $     11.43
Shares                                 10,398,797     2,537,123    3,577,649     4,103,978      251,999     7,824,594
Cost                                 $142,837,140   $44,840,751  $52,560,452   $59,447,238   $2,037,121   $67,049,754

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                     Income &      Income &       Index     International  International
                                      High Yield       Value        Value      Allocation        Core           Core
                                       Series II     Series I     Series II     Series II      Series I      Series II
                                     ------------  ------------  -----------  ------------  -------------  -------------
TOTAL ASSETS
Investments at fair value             $50,595,088  $144,359,597  $42,340,351  $318,495,112   $37,670,124    $24,821,956
                                      ===========  ============  ===========  ============   ===========    ===========
NET ASSETS
Contracts in accumulation             $50,545,391  $144,180,824  $42,340,351  $318,486,499   $37,561,838    $24,796,343
Contracts in payout (annuitization)        49,697       178,773                      8,613       108,286         25,613
                                      -----------  ------------  -----------  ------------   -----------    -----------
Total net assets                      $50,595,088  $144,359,597  $42,340,351  $318,495,112   $37,670,124    $24,821,956
                                      ===========  ============  ===========  ============   ===========    ===========
Units outstanding                       4,362,481     8,494,621    4,008,782    31,256,689     3,231,431      1,971,098
Unit value                            $     11.60  $      16.99  $     10.56  $      10.19   $     11.66        $ 12.59
Shares                                  8,532,055    20,190,153    5,946,678    32,834,548     4,639,178      3,038,183
Cost                                  $70,154,932  $207,371,650  $63,079,190  $415,946,768   $60,497,699    $42,361,552

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                     International
                                         Equity     International  International  International  International    Investment
                                        Index B         Small          Small          Value          Value         Quality
                                       Series NAV   Cap Series I   Cap Series II     Series I      Series II     Bond Series I
                                     -------------  -------------  -------------  -------------  -------------  --------------
TOTAL ASSETS
Investments at fair value             $20,582,730    $37,254,747    $20,948,518    $124,274,980   $104,996,878   $103,084,376
                                      ===========    ===========    ===========    ============   ============   ============
NET ASSETS
Contracts in accumulation             $20,562,205    $37,224,227    $20,948,518    $124,160,569   $104,948,853   $102,740,543
Contracts in payout (annuitization)        20,525         30,520                        114,411         48,025        343,833
                                      -----------    -----------    -----------    ------------   ------------   ------------
Total net assets                      $20,582,730    $37,254,747    $20,948,518    $124,274,980   $104,996,878   $103,084,376
                                      ===========    ===========    ===========    ============   ============   ============
Units outstanding                       2,852,394      3,027,907      1,815,070       9,996,172      7,623,148      5,071,248
Unit value                            $      7.22    $     12.30    $     11.54    $      12.43   $      13.77   $      20.33
Shares                                  1,844,331      4,466,996      2,496,844      13,716,885     11,614,699      9,950,229
Cost                                  $36,394,141    $89,801,063    $48,635,909    $215,552,913   $187,690,603   $113,982,376

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    John Hancock   John Hancock
                                      Investment   International  International    John Hancock     Large Cap    Large Cap
                                     Quality Bond  Equity Index    Equity Index  Strategic Income     Value        Value
                                       Series II      Series I       Series II       Series II      Series I     Series II
                                     ------------  -------------  -------------  ----------------  -----------  -----------
TOTAL ASSETS
Investments at fair value            $ 92,404,508   $12,492,766    $12,715,588     $ 9,163,669     $23,027,238  $19,316,098
                                     ============   ===========    ===========     ===========     ===========  ===========
NET ASSETS
Contracts in accumulation            $ 92,404,508   $12,462,177    $12,715,588     $ 9,163,669     $23,027,238  $19,305,802
Contracts in payout (annuitization)                      30,589                                                      10,296
                                     ------------   -----------    -----------     -----------     -----------  -----------
Total net assets                     $ 92,404,508   $12,492,766    $12,715,588     $ 9,163,669     $23,027,238  $19,316,098
                                     ============   ===========    ===========     ===========     ===========  ===========
Units outstanding                       6,301,640       964,039        996,311         711,330       1,450,254    1,228,957
Unit value                           $      14.66   $     12.96    $     12.76     $     12.88     $     15.88  $     15.72
Shares                                  8,919,354     1,046,295      1,064,066         816,726       1,638,949    1,377,753
Cost                                 $101,021,981   $20,621,214    $20,122,102     $10,857,136     $36,274,340  $29,820,434

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008



                                       Lifestyle     Lifestyle     Lifestyle      Lifestyle      Lifestyle      Lifestyle
                                      Aggressive    Aggressive     Balanced       Balanced     Conservative   Conservative
                                       Series I      Series II     Series I       Series II       Series I      Series II
                                     ------------  ------------  ------------  --------------  ------------  --------------
TOTAL ASSETS
Investments at fair value            $ 78,077,502  $140,031,483  $488,815,865  $6,354,575,304  $143,843,541  $1,171,315,497
                                     ============  ============  ============  ==============  ============  ==============
NET ASSETS
Contracts in accumulation            $ 78,077,022  $140,031,483  $488,693,037  $6,353,783,064  $143,803,924  $1,171,315,497
Contracts in payout (annuitization)           480                     122,828         792,240        39,617
                                     ------------  ------------  ------------  --------------  ------------  --------------
Total net assets                     $ 78,077,502  $140,031,483  $488,815,865  $6,354,575,304  $143,843,541  $1,171,315,497
                                     ============  ============  ============  ==============  ============  ==============
Units outstanding                       7,208,200    12,730,138    35,215,875     536,639,432     8,661,797      89,201,134
Unit value                           $      10.83  $      11.00  $      13.88  $        11.84  $      16.61  $        13.13
Shares                                 14,378,914    25,836,067    56,905,223     742,356,928    14,019,839     114,610,127
Cost                                 $143,967,392  $260,783,351  $729,566,396  $9,544,051,156  $172,989,747  $1,410,303,733

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                                                    LMFC        LMFC
                                       Lifestyle      Lifestyle       Lifestyle      Lifestyle      Core        Core
                                        Growth          Growth        Moderate       Moderate      Equity      Equity
                                       Series I       Series II       Series I       Series II    Series I   Series II
                                     ------------  ---------------  ------------  --------------  --------  -----------
TOTAL ASSETS
Investments at fair value            $410,760,328  $ 8,170,434,029  $188,774,055  $1,689,787,030  $ 77,273  $16,044,782
                                     ============  ===============  ============  ==============  ========  ===========
NET ASSETS
Contracts in accumulation            $410,100,784  $ 8,170,378,893  $187,156,447  $1,689,785,898  $ 77,273  $16,044,782
Contracts in payout (annuitization)       659,544           55,136     1,617,608           1,132
                                     ------------  ---------------  ------------  --------------  --------  -----------
Total net assets                     $410,760,328  $ 8,170,434,029  $188,774,055  $1,689,787,030  $ 77,273  $16,044,782
                                     ============  ===============  ============  ==============  ========  ===========
Units outstanding                      33,091,302      739,884,660    12,358,584     137,848,366    12,269    2,544,371
Unit value                           $      12.41  $         11.04  $      15.27  $        12.26  $   6.30  $      6.31
Shares                                 51,409,303    1,023,863,914    20,631,044     185,283,665    16,371    3,428,372
Cost                                 $651,703,685  $13,216,516,656  $255,330,549  $2,302,937,633  $159,368  $36,250,478

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                        Marisco
                                     International    Mid Cap      Mid Cap       Mid Cap       Mid Cap       Mid Cap
                                     Opportunities     Index        Index     Intersection  Intersection      Stock
                                       Series II      Series I    Series II     Series I      Series II     Series I
                                     -------------  -----------  -----------  ------------  ------------  ------------
TOTAL ASSETS
Investments at fair value             $29,250,221   $32,196,125  $59,487,997      $4,851     $2,481,865   $148,054,706
                                      ===========   ===========  ===========      ======     ==========   ============
NET ASSETS
Contracts in accumulation             $29,250,221   $32,183,423  $59,482,261      $4,851     $2,481,865   $148,013,276
Contracts in payout (annuitization)                      12,702        5,736                                    41,430
                                      -----------   -----------  -----------      ------     ----------   ------------
Total net assets                      $29,250,221   $32,196,125  $59,487,997      $4,851     $2,481,865   $148,054,706
                                      ===========   ===========  ===========      ======     ==========   ============
Units outstanding                       2,820,676     2,545,090    5,042,423         626        379,032     13,282,484
Unit value                            $     10.37   $     12.65  $     11.80      $ 7.75     $     6.55   $      11.15
Shares                                  3,536,907     3,017,444    5,585,727         721        369,325     16,939,898
Cost                                  $60,226,921   $52,985,920  $98,965,008      $5,116     $3,728,008   $246,513,802

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                        Mid Cap        Mid Cap       Mid Cap                    Money         Money
                                         Stock          Value         Value      ML Global    Market B       Market
                                       Series II      Series I      Series II   Allocation   Series NAV     Series I
                                     -------------  ------------  ------------  ----------  ------------  ------------
TOTAL ASSETS
Investments at fair value             $ 93,272,294  $ 66,824,204  $ 68,823,555  $1,037,664   $38,238,802  $365,001,241
                                      ============  ============  ============  ==========   ===========  ============
NET ASSETS
Contracts in accumulation             $ 93,271,957  $ 66,767,127  $ 68,823,555  $1,037,664   $38,238,802  $364,786,688
Contracts in payout (annuitization)            337        57,077                                               214,553
                                      ------------  ------------  ------------  ----------   -----------  ------------
Total net assets                      $ 93,272,294  $ 66,824,204  $ 68,823,555  $1,037,664   $38,238,802  $365,001,241
                                      ============  ============  ============  ==========   ===========  ============
Units outstanding                        6,953,618     5,626,646     6,017,297      79,691     2,981,744    22,608,467
Unit value                            $      13.41  $      11.88  $      11.44  $    13.02   $     12.82  $      16.14
Shares                                  10,845,615     9,141,478     9,440,817      82,814    38,238,802    36,500,124
Cost                                  $159,919,511  $131,943,091  $138,352,817  $1,001,575   $38,238,802  $365,001,241

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                        Mutual       Natural      Optimized     Optimized
                                      Money Market      Shares      Resources      All Cap        Value     Pacific Rim
                                        Series II      Series I     Series II     Series II     Series II     Series I
                                     --------------  -----------  ------------  ------------  ------------  -----------
TOTAL ASSETS
Investments at fair value            $1,383,024,119  $18,359,522  $103,282,484  $ 57,016,741  $ 11,036,947  $18,180,312
                                     ==============  ===========  ============  ============  ============  ===========
NET ASSETS
Contracts in accumulation            $1,382,746,214  $18,359,522  $103,177,488  $ 57,016,741  $ 11,032,286  $18,174,797
Contracts in payout (annuitization)         277,905                    104,996                       4,661        5,515
                                     --------------  -----------  ------------  ------------  ------------  -----------
Total net assets                     $1,383,024,119  $18,359,522  $103,282,484  $ 57,016,741  $ 11,036,947  $18,180,312
                                     ==============  ===========  ============  ============  ============  ===========
Units outstanding                       107,096,820    2,191,280     4,519,846     4,770,992     1,107,167    2,021,114
Unit value                           $        12.91  $      8.38  $      22.85  $      11.95  $       9.97  $      9.00
Shares                                  138,302,412    2,508,131     7,748,123     6,622,154     1,516,064    3,035,110
Cost                                 $1,383,024,119  $21,789,838  $213,737,074  $110,706,337  $ 21,483,822  $33,079,996

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                    PIM Classic    PIMCO VIT   Real Estate   Real Estate  Real Return
                                        Pacific        Value       All Asset   Securities    Securities      Bond
                                     Rim Series II   Series II     Series II    Series I      Series II    Series II
                                     -------------  -----------  -----------  ------------  ------------  -----------
TOTAL ASSETS
Investments at fair value             $14,432,831   $ 9,430,778  $20,097,369  $ 46,812,843  $ 53,640,588  $77,729,384
                                      ===========   ===========  ===========  ============  ============  ===========
NET ASSETS
Contracts in accumulation             $14,432,831   $ 9,430,778  $20,097,369  $ 46,741,327  $ 53,626,690  $77,709,719
Contracts in payout (annuitization)                                                 71,516        13,898       19,665
                                      -----------   -----------  -----------  ------------  ------------  -----------
Total net assets                      $14,432,831   $ 9,430,778  $20,097,369  $ 46,812,843  $ 53,640,588  $77,729,384
                                      ===========   ===========  ===========  ============  ============  ===========
Units outstanding                       1,096,257     1,237,677    1,541,751     2,583,952     3,569,226    5,990,033
Unit value                            $     13.17   $      7.62  $     13.04  $      18.12  $      15.03  $     12.98
Shares                                  2,413,517     1,475,865    2,177,396     6,593,358     7,544,386    6,729,817
Cost                                  $25,125,682   $16,259,590  $25,038,388  $102,798,526  $112,969,762  $90,099,223

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Science &     Science &      Scudder      Scudder      Small Cap    Small Cap
                                       Technology    Technology  Equity Index     Fixed        Index         Index
                                        Series I     Series II     500 -- B    Income -- B    Series I     Series II
                                     -------------  -----------  ------------  -----------  ------------  -----------
TOTAL ASSETS
Investments at fair value             $ 77,390,411  $27,164,775   $15,769,341  $28,914,339  $15,410,060   $52,120,970
                                      ============  ===========   ===========  ===========  ===========   ===========
NET ASSETS:
Contracts in accumulation             $ 77,321,181  $27,164,139   $15,763,541  $28,914,339  $15,386,536   $52,098,007
Contracts in payout (annuitization)         69,230          636         5,800                    23,524        22,963
                                      ------------  -----------   -----------  -----------  -----------   -----------
Total net assets                      $ 77,390,411  $27,164,775   $15,769,341  $28,914,339  $15,410,060   $52,120,970
                                      ============  ===========   ===========  ===========  ===========   ===========
Units outstanding                       11,304,471    3,148,519     1,125,518    2,614,051    1,374,591     4,455,488
Unit value                            $       6.85  $      8.63   $     14.01  $     11.06  $     11.21   $     11.70
Shares                                   9,380,656    3,324,942     1,652,971    3,256,119    1,682,321     5,702,513
Cost                                  $102,979,006  $43,576,989   $21,972,927  $37,715,230  $24,315,944   $87,209,306

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Small Cap      Small Cap     Small Cap       Small          Small      Strategic
                                     Opportunities  Opportunities     Value    Company Value  Company Value      Bond
                                        Series I      Series II       Focus       Series I      Series II      Series I
                                     -------------  -------------  ----------  -------------  -------------  -----------
TOTAL ASSETS
Investments at fair value             $26,145,036    $22,320,689   $4,838,382   $ 79,387,635   $ 71,273,170  $66,522,375
                                      ===========    ===========   ==========   ============   ============  ===========
NET ASSETS:
Contracts in accumulation             $26,138,534    $22,320,689   $4,838,382   $ 79,284,676   $ 71,273,170  $66,464,037
Contracts in payout (annuitization)         6,502                                    102,959                      58,338
                                      -----------    -----------   ----------   ------------   ------------  -----------
Total net assets                      $26,145,036    $22,320,689   $4,838,382   $ 79,387,635   $ 71,273,170  $66,522,375
                                      ===========    ===========   ==========   ============   ============  ===========
Units outstanding                       2,041,130      1,804,827      224,622      4,835,477      5,166,412    3,956,841
Unit value                            $     12.81    $     12.37   $    21.54   $      16.42   $      13.80  $     16.81
Shares                                  2,317,822      1,984,061      448,830      6,120,866      5,533,631    7,900,520
Cost                                  $47,935,985    $40,846,047   $9,765,495   $123,737,354   $110,211,964  $88,594,748

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Strategic   T Rowe Price                               Total Stock   Total Stock
                                         Bond        Mid Value   Total Return  Total Return  Market Index  Market Index
                                       Series II     Series II     Series I      Series II     Series I      Series II
                                     ------------  ------------  ------------  ------------  ------------  -------------
TOTAL ASSETS
Investments at fair value            $ 51,325,835   $ 7,325,441  $237,527,484  $233,586,950   $11,554,747   $36,103,662
                                     ============   ===========  ============  ============   ===========   ===========
NET ASSETS:
Contracts in accumulation            $ 51,325,835   $ 7,325,441  $237,401,526  $233,423,996   $11,508,051   $36,049,268
Contracts in payout (annuitization)                                   125,958       162,954        46,696        54,394
                                     ------------   -----------  ------------  ------------   -----------   -----------
Total net assets                     $ 51,325,835   $ 7,325,441  $237,527,484  $233,586,950   $11,554,747   $36,103,662
                                     ============   ===========  ============  ============   ===========   ===========
Units outstanding                       3,982,811       700,153    13,162,475    15,079,563     1,405,412     3,347,656
Unit value                           $      12.89   $     10.46  $      18.05  $      15.49   $      8.22   $     10.78
Shares                                  6,088,474     1,086,861    17,633,815    17,354,157     1,449,780     4,535,636
Cost                                 $ 68,241,773   $12,220,037  $242,765,288  $239,188,671   $16,227,089   $57,035,275

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                     U.S. Government  U.S. Government   U.S. High    U.S Large    U.S. Large       UBS
                                        Securities       Securities       Yield     Cap Value     Cap Value     Large Cap
                                         Series I        Series II      Series II    Series I     Series II     Series I
                                     ---------------  ---------------  ----------  ------------  -----------  ------------
TOTAL ASSETS
Investments at fair value              $105,227,595     $81,096,626    $2,054,777  $ 93,284,231  $41,217,329  $117,779,033
                                       ============     ===========    ==========  ============  ===========  ============
NET ASSETS:
Contracts in accumulation              $105,118,622     $81,039,481    $2,054,777  $ 93,133,739  $41,184,876  $117,594,615
Contracts in payout (annuitization)         108,973          57,145                     150,492       32,453       184,418
                                       ------------     -----------    ----------  ------------  -----------  ------------
Total net assets                       $105,227,595     $81,096,626    $2,054,777  $ 93,284,231  $41,217,329  $117,779,033
                                       ============     ===========    ==========  ============  ===========  ============
Units outstanding                         5,539,269       6,098,393       188,712    10,546,256    4,425,095    12,717,322
Unit value                             $      19.00     $     13.30    $    10.89  $       8.85  $      9.31  $       9.26
Shares                                    8,646,475       6,658,180       222,861     9,871,347    4,366,242    13,775,325
Cost                                   $112,556,540     $84,855,376    $2,444,055  $129,560,875  $58,440,928  $215,851,122

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                                                            Wellington
                                     UBS Large Cap   Utilities    Utilities       Value        Value     Small Cap Growth
                                       Series II      Series I    Series II     Series I     Series II       Series I
                                     -------------  -----------  -----------  ------------  -----------  ----------------
TOTAL ASSETS
Investments at fair value             $ 8,533,061   $22,338,646  $25,714,181  $ 67,974,241  $24,020,835       $17,226
                                      ===========   ===========  ===========  ============  ===========       =======
NET ASSETS:
Contracts in accumulation             $ 8,532,799   $22,323,453  $25,714,181  $ 67,828,649  $24,020,835       $17,226
Contracts in payout (annuitization)           262        15,193                    145,592
                                      -----------   -----------  -----------  ------------  -----------       -------
Total net assets                      $ 8,533,061   $22,338,646  $25,714,181  $ 67,974,241  $24,020,835       $17,226
                                      ===========   ===========  ===========  ============  ===========       =======
Units outstanding                         932,080     1,674,898    1,289,627     4,527,802    2,059,738         2,080
Unit value                            $      9.15   $     13.34  $     19.94  $      15.01  $     11.66       $  8.28
Shares                                  1,000,359     2,737,579    3,170,676     6,907,951    2,446,114         2,797
Cost                                  $14,919,884   $38,353,174  $43,578,269  $127,958,615  $44,788,560       $22,584

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                       Wellington Small     Wellington Small     Wellington Small   Wells Capital Core
                                     Cap Growth Series II  Cap Value Series I  Cap Value Series II    Bond Series II
                                     --------------------  ------------------  -------------------  ------------------
TOTAL ASSETS
Investments at fair value                 $25,136,541            $8,040            $45,278,526          $8,459,957
                                          ===========            ======            ===========          ==========
NET ASSETS:
Contracts in accumulation                 $25,136,541            $8,040            $45,277,166          $8,459,957
Contracts in payout (annuitization)                                                      1,360
                                          -----------            ------            -----------          ----------
Total net assets                          $25,136,541            $8,040            $45,278,526          $8,459,957
                                          ===========            ======            ===========          ==========
Units outstanding                           2,215,159               823              3,963,530             628,118
Unit value                                $     11.35            $ 9.77            $     11.42          $    13.47
Shares                                      4,120,744               684              3,860,062             686,128
Cost                                      $37,518,707            $8,585            $66,012,813          $8,576,021

        JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                         500 Index Fund B Series NAV      500 Index Series I          500 Index Series II
                                         ---------------------------  --------------------------  --------------------------
                                             2008           2007          2008          2007          2008          2007
                                         ------------  -------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $  1,318,297  $1,185,404.00  $    542,663  $  2,817,093  $    267,282  $  1,642,904
Expenses:
   Mortality and expense risk and
      administrative charges               (1,008,054)      (979,381)   (1,219,922)   (1,945,557)     (935,526)   (1,409,749)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Net investment income (loss)                  310,243        206,023      (677,259)      871,536      (668,244)      233,155
                                         ------------  -------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        424,905             --            --            --            --            --
   Net realized gain (loss)                (3,268,258)        66,994     3,691,425    15,937,425     2,427,563     8,422,935
                                         ------------  -------------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (2,843,353)        66,994     3,691,425    15,937,425     2,427,563     8,422,935
                                         ------------  -------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (26,676,615)    (2,118,017)  (39,048,825)  (11,807,528)  (27,950,733)   (5,600,283)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (29,209,725)    (1,845,000)  (36,034,659)    5,001,433   (26,191,414)    3,055,807
                                         ------------  -------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          460,754        447,091       429,158       819,907       683,459     1,369,707
   Transfers between sub-accounts and
      the company                          (4,541,018)    97,865,220    (6,652,835)  (16,458,496)   (4,647,012)   (4,858,891)
   Withdrawals                             (7,019,941)   (11,357,297)  (13,783,715)  (19,222,284)   (6,923,452)  (17,474,802)
   Annual contract fee                       (340,583)      (237,935)     (246,051)     (314,909)     (235,683)     (301,456)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (11,440,788)    86,717,079   (20,253,443)  (35,175,782)  (11,122,688)  (21,265,442)
                                         ------------  -------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (40,650,513)    84,872,079   (56,288,102)  (30,174,349)  (37,314,102)  (18,209,635)
Contract owners' equity at beginning of
   period                                  84,872,079             --   109,738,959   139,913,308    76,992,779    95,202,414
                                         ------------  -------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 44,221,566  $  84,872,079  $ 53,450,857  $109,738,959  $ 39,678,677  $ 76,992,779
                                         ============  =============  ============  ============  ============  ============

                                             2008           2007          2008          2007          2008          2007
                                         ------------  -------------  ------------  ------------  ------------  ------------
Units, beginning of period                  6,935,607             --     8,812,912    11,609,646     4,686,816     5,988,819
Units issued                                  228,404      8,769,817       941,760       930,613       506,860       417,368
Units redeemed                              1,320,371      1,834,210     2,815,879     3,727,347     1,276,904     1,719,371
                                         ------------  -------------  ------------  ------------  ------------  ------------
Units, end of period                        5,843,640      6,935,607     6,938,793     8,812,912     3,916,772     4,686,816
                                         ============  =============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Active Bond Series I        Active Bond Series II        All Cap Core Series I
                                         --------------------------  ---------------------------  --------------------------
                                             2008          2007           2008          2007          2008          2007
                                         ------------  ------------  -------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $  4,201,451  $  8,953,422  $  18,890,211  $ 41,486,707  $  1,207,258  $  1,784,311
Expenses:
   Mortality and expense risk and
      administrative charges               (1,230,763)   (1,569,728)    (6,568,679)   (8,366,544)   (1,132,794)   (1,879,902)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Net investment income (loss)                2,970,688     7,383,694     12,321,532    33,120,163        74,464       (95,591)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --             --            --            --            --
   Net realized gain (loss)                (1,761,783)      426,727    (15,381,272)      604,989     5,224,361    17,088,895
                                         ------------  ------------  -------------  ------------  ------------  ------------
Realized gains (losses)                    (1,761,783)      426,727    (15,381,272)      604,989     5,224,361    17,088,895
                                         ------------  ------------  -------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (11,032,009)   (5,256,061)   (44,381,072)  (23,452,814)  (42,000,670)  (14,414,472)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (9,823,104)    2,554,360    (47,440,812)   10,272,338   (36,701,845)    2,578,832
                                         ------------  ------------  -------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          111,116       481,364      3,751,348     7,844,947       366,846       372,083
   Transfers between sub-accounts and
      the company                          (7,375,399)   (1,673,681)  (109,120,307)   37,715,343    (8,905,600)  (19,212,491)
   Withdrawals                            (13,814,483)  (19,435,655)   (61,534,371)  (52,749,065)  (11,311,545)  (22,337,945)
   Annual contract fee                       (122,610)     (134,175)    (1,466,818)   (1,447,458)     (154,339)     (248,111)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (21,201,376)  (20,762,147)  (168,370,148)   (8,636,233)  (20,004,638)  (41,426,464)
                                         ------------  ------------  -------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (31,024,480)  (18,207,787)  (215,810,960)    1,636,105   (56,706,483)  (38,847,632)
Contract owners' equity at beginning of
   period                                  95,920,962   114,128,749    491,156,836   489,520,731   105,085,163   143,932,795
                                         ------------  ------------  -------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 64,896,482  $ 95,920,962  $ 275,345,876  $491,156,836  $ 48,378,680  $105,085,163
                                         ============  ============  =============  ============  ============  ============

                                             2008          2007           2008          2007          2008          2007
                                         ------------  ------------  -------------  ------------  ------------  ------------
Units, beginning of period                  7,221,980     8,812,410     37,399,025    38,059,136     5,690,761     7,796,201
Units issued                                  172,373       555,557        291,217     6,393,736       150,841       227,374
Units redeemed                              1,851,911     2,145,987     13,843,428     7,053,847     1,436,619     2,332,814
                                         ------------  ------------  -------------  ------------  ------------  ------------
Units, end of period                        5,542,442     7,221,980     23,846,814    37,399,025     4,404,983     5,690,761
                                         ============  ============  =============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          All Cap Core Series II     All Cap Growth Series I    All Cap Growth Series II
                                         ------------------------  --------------------------  -------------------------
                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  -----------
Income:
   Dividend distributions received       $   159,045  $   142,063  $    346,103  $     82,531  $     17,029  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                (187,392)    (249,507)   (1,781,512)   (2,817,670)     (267,164)    (391,368)
                                         -----------  -----------  ------------  ------------  ------------  -----------
Net investment income (loss)                 (28,347)    (107,444)   (1,435,409)   (2,735,139)     (250,135)    (391,368)
                                         -----------  -----------  ------------  ------------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received            --           --            --            --            --           --
   Net realized gain (loss)                 (359,796)     846,992     5,136,944    11,605,892       943,715    1,904,305
                                         -----------  -----------  ------------  ------------  ------------  -----------
Realized gains (losses)                     (359,796)     846,992     5,136,944    11,605,892       943,715    1,904,305
                                         -----------  -----------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                      (5,366,452)  (1,051,713)  (68,086,055)   10,747,593    (9,707,571)     822,762
                                         -----------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations         (5,754,595)    (312,165)  (64,384,520)   19,618,346    (9,013,991)   2,335,699
                                         -----------  -----------  ------------  ------------  ------------  -----------
Changes from principal transactions:
   Purchase payments                         134,900      126,213       783,785       947,993       300,787      511,908
   Transfers between sub-accounts and
      the company                         (2,132,855)   9,073,226   (11,904,048)  (24,087,976)   (3,121,836)    (280,428)
   Withdrawals                              (974,994)  (2,569,335)  (19,338,558)  (29,602,649)   (1,812,455)  (3,741,921)
   Annual contract fee                       (55,633)     (57,565)     (264,833)     (352,973)      (66,439)     (87,406)
                                         -----------  -----------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (3,028,582)   6,572,539   (30,723,654)  (53,095,605)   (4,699,943)  (3,597,847)
                                         -----------  -----------  ------------  ------------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                         (8,783,177)   6,260,374   (95,108,174)  (33,477,259)  (13,713,934)  (1,262,148)
Contract owners' equity at beginning of
   period                                 16,332,384   10,072,010   171,682,145   205,159,404    24,474,277   25,736,425
                                         -----------  -----------  ------------  ------------  ------------  -----------
Contract owners' equity at end of
   period                                $ 7,549,207  $16,332,384  $ 76,573,971  $171,682,145  $ 10,760,343  $24,474,277
                                         ===========  ===========  ============  ============  ============  ===========

                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  -----------
Units, beginning of period                   875,613      546,094     8,855,075    11,560,384     1,505,198    1,742,991
Units issued                                  64,431      658,910       240,422       175,483       104,533      188,468
Units redeemed                               258,146      329,391     2,183,054     2,880,792       450,496      426,261
                                         -----------  -----------  ------------  ------------  ------------  -----------
Units, end of period                         681,898      875,613     6,912,443     8,855,075     1,159,235    1,505,198
                                         ===========  ===========  ============  ============  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  American Asset Allocation
                                           All Cap Value Series I      All Cap Value Series II           Series II
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007          2008           2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $    288,163  $    895,830  $    189,619  $    689,728  $  20,708,165  $  8,163,001
Expenses:
   Mortality and expense risk and
      administrative charges                 (562,401)     (808,603)     (572,561)     (842,851)   (10,337,101)   (2,259,829)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (274,238)       87,227      (382,942)     (153,123)    10,371,064     5,903,172
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        952,054    20,369,994       898,673    19,569,370             --     1,443,147
   Net realized gain (loss)               (12,972,718)      915,987   (10,598,634)      686,526     (7,394,649)       51,454
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                   (12,020,664)   21,285,981    (9,699,961)   20,255,896     (7,394,649)    1,494,601
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                         (351,694)  (17,785,834)   (2,150,710)  (16,698,231)  (255,052,729)  (16,398,511)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (12,646,596)    3,587,374   (12,233,613)    3,404,542   (252,076,314)   (9,000,738)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          136,424       175,923       267,264       653,495    402,943,796   314,012,454
   Transfers between sub-accounts and
      the company                          (2,858,317)   (6,419,851)   (3,049,452)   (6,420,161)   176,831,837   172,186,930
   Withdrawals                             (5,155,534)   (7,891,608)   (4,321,189)   (9,910,998)   (25,599,131)   (4,236,386)
   Annual contract fee                       (101,304)     (119,837)     (133,195)     (165,858)    (3,070,797)     (139,792)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (7,978,731)  (14,255,373)   (7,236,572)  (15,843,522)   551,105,705   481,823,206
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (20,625,327)  (10,667,999)  (19,470,185)  (12,438,980)   299,029,391   472,822,468
Contract owners' equity at beginning of
   period                                  47,389,756    58,057,755    45,032,309    57,471,289    472,822,468            --
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 26,764,429  $ 47,389,756  $ 25,562,124  $ 45,032,309  $ 771,851,859  $472,822,468
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007          2008           2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  2,757,009     3,602,546     2,483,069     3,376,358     37,748,943            --
Units issued                                  400,393       190,361       238,010        84,325     55,753,323    38,813,867
Units redeemed                                934,556     1,035,898       712,473       977,614      4,295,915     1,064,924
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        2,222,846     2,757,009     2,008,606     2,483,069     89,206,351    37,748,943
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                   American
                                                                                     Asset
                                                                                     High-
                                           American                                 Income
                                             Asset                                   Bond
                                          Allocation      American Asset High-      Series    American Blue-Chip Income
                                          Series III      Income Bond Series II       III        & Growth Series II
                                         -----------  ---------------------------  --------  --------------------------
                                             2008          2008          2007        2008        2008           2007
                                         ------------  ------------  ------------  --------  ------------  ------------
Income:
   Dividend distributions received       $  1,062,719  $  2,751,493  $  2,590,110  $  7,723  $  3,889,251  $  3,337,506
Expenses:
   Mortality and expense risk and
      administrative charges                  (97,912)     (670,762)     (205,874)     (170)   (1,621,514)   (2,595,358)
                                         ------------  ------------  ------------  --------  ------------  ------------
Net investment income (loss)                  964,807     2,080,731     2,384,236     7,553     2,267,737       742,148
                                         ------------  ------------  ------------  --------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --            --        --     1,241,777    28,106,953
   Net realized gain (loss)                  (253,998)   (3,144,120)      480,954       (55)   (9,337,874)    7,120,428
                                         ------------  ------------  ------------  --------  ------------  ------------
Realized gains (losses)                      (253,998)   (3,144,120)      480,954       (55)   (8,096,097)   35,227,381
                                         ------------  ------------  ------------  --------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (5,825,725)  (10,633,232)   (3,185,626)  (12,350)  (39,876,529)  (34,659,804)
                                         ------------  ------------  ------------  --------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (5,114,916)  (11,696,621)     (320,436)   (4,852)  (45,704,889)    1,309,725
                                         ------------  ------------  ------------  --------  ------------  ------------
Changes from principal transactions:
   Purchase payments                       13,558,932     6,149,547    26,307,025    75,340     1,036,994     1,779,463
   Transfers between sub-accounts and
      the company                          25,833,961    (2,801,841)   18,361,070    33,067    (9,266,346)  (11,722,118)
   Withdrawals                                (89,518)   (2,721,639)   (1,053,246)     (625)  (17,804,176)  (29,351,559)
   Annual contract fee                             --      (211,922)      (13,713)       --      (293,214)     (401,522)
                                         ------------  ------------  ------------  --------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            39,303,375       414,145    43,601,136   107,782   (26,326,742)  (39,695,736)
                                         ------------  ------------  ------------  --------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                          34,188,459   (11,282,476)   43,280,700   102,930   (72,031,631)  (38,386,011)
Contract owners' equity at beginning of
   period                                          --    43,280,700            --        --   138,674,562   177,060,573
                                         ------------  ------------  ------------  --------  ------------  ------------
Contract owners' equity at end of
   period                                $ 34,188,459  $ 31,998,224  $ 43,280,700  $102,930  $ 66,642,931  $138,674,562
                                         ============  ============  ============  ========  ============  ============

                                             2008          2008          2007        2008        2008           2007
                                         ------------  ------------  ------------  --------  ------------  ------------
Units, beginning of period                         --     3,619,489            --        --     7,007,692     8,938,256
Units issued                                3,790,875     1,454,956     3,872,590    11,152       376,062       515,866
Units redeemed                                 87,978     1,480,467       253,101       576     1,974,018     2,446,430
                                         ------------  ------------  ------------  --------  ------------  ------------
Units, end of period                        3,702,897     3,593,978     3,619,489    10,576     5,409,736     7,007,692
                                         ============  ============  ============  ========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          American
                                          Blue-Chip
                                          Income &                                   American
                                           Growth            American Bond             Bond        American Century -
                                          Series III           Series II            Series III   Small Company Series II
                                         -----------  ---------------------------  -----------  ------------------------
                                            2008           2008          2007         2008         2008          2007
                                         -----------  -------------  ------------  -----------  -----------  -----------
Income:
   Dividend distributions received       $   565,414  $  71,942,006  $ 30,153,733  $ 1,236,312  $        --  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                 (41,681)   (12,620,196)  (10,741,645)     (53,537)     (48,828)     (94,932)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Net investment income (loss)                 523,733     59,321,810    19,412,088    1,182,775      (48,828)     (94,932)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received         6,385         24,545       234,401           19        4,381      840,660
   Net realized gain (loss)                  (74,190)   (21,215,725)    2,413,221     (271,307)    (753,788)    (111,439)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Realized gains (losses)                      (67,805)   (21,191,180)    2,647,622     (271,288)    (749,407)     729,221
                                         -----------  -------------  ------------  -----------  -----------  -----------
Unrealized appreciation (depreciation)
   during the period                      (3,044,664)  (130,282,833)  (15,531,297)  (1,669,253)    (791,428)    (918,074)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations         (2,588,736)   (92,152,203)    6,528,413     (757,766)  (1,589,663)    (283,785)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                       6,333,211     43,389,497   307,145,643    7,560,048       13,463      104,246
   Transfers between sub-accounts and
      the company                         11,950,755   (192,584,445)  114,087,412   12,383,043     (303,019)  (2,418,076)
   Withdrawals                               (70,535)   (44,809,156)  (26,376,978)     (84,098)    (468,305)  (1,063,467)
   Annual contract fee                      (183,746)    (4,047,811)   (1,824,914)          --       (5,622)     (11,128)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           18,029,685   (198,051,915)  393,031,163   19,858,993     (763,483)  (3,388,425)
                                         -----------  -------------  ------------  -----------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                         15,440,949   (290,204,118)  399,559,576   19,101,227   (2,353,146)  (3,672,210)
Contract owners' equity at beginning of
   period                                         --    875,494,021   475,934,445           --    4,287,130    7,959,340
                                         -----------  -------------  ------------  -----------  -----------  -----------
Contract owners' equity at end of
   period                                $15,440,949  $ 585,289,903  $875,494,021  $19,101,227  $ 1,933,984  $ 4,287,130
                                         ===========  =============  ============  ===========  ===========  ===========

                                            2008           2008          2007         2008         2008          2007
                                         -----------  -------------  ------------  -----------  -----------  -----------
Units, beginning of period                        --     66,523,018    36,599,574           --      285,978      487,905
Units issued                               1,859,198      4,889,850    33,810,717    1,856,695       59,238       14,935
Units redeemed                                41,976     21,324,896     3,887,273      148,280      114,227      216,862
                                         -----------  -------------  ------------  -----------  -----------  -----------
Units, end of period                       1,817,222     50,087,972    66,523,018    1,708,415      230,989      285,978
                                         ===========  =============  ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       American
                                                                     Fundamental
                                            American Fundamental       Holdings         American Global
                                             Holdings Series II       Series III   Diversification Series II
                                         --------------------------  -----------  ---------------------------
                                              2008          2007         2008          2008          2007
                                         -------------  -----------  -----------  -------------  ------------
Income:
   Dividend distributions received       $  19,364,338  $   686,627  $   572,839  $  19,001,604  $  1,516,520
Expenses:
   Mortality and expense risk and
      administrative charges                (5,210,895)     (47,421)     (48,187)    (6,392,924)     (112,334)
                                         -------------  -----------  -----------  -------------  ------------
Net investment income (loss)                14,153,443      639,206      524,652     12,608,680     1,404,186
                                         -------------  -----------  -----------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      19,142,194           --      484,720     24,634,868            --
   Net realized gain (loss)                 (2,370,049)      15,973      (68,985)   (13,504,024)        3,975
                                         -------------  -----------  -----------  -------------  ------------
Realized gains (losses)                     16,772,145       15,973      415,735     11,130,844         3,975
                                         -------------  -----------  -----------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (185,146,030)    (840,884)  (3,635,281)  (229,764,545)   (1,032,221)
                                         -------------  -----------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (154,220,442)    (185,705)  (2,694,894)  (206,025,021)      375,940
                                         -------------  -----------  -----------  -------------  ------------
Changes from principal transactions:
   Purchase payments                       433,455,108   38,842,412    5,776,563    406,316,461    44,222,801
   Transfers between sub-accounts and
      the company                          229,623,579   14,410,764   11,328,587    216,383,245    59,374,273
   Withdrawals                              (7,657,149)     (59,812)     (91,489)   (15,269,374)     (342,256)
   Annual contract fee                        (732,003)      (4,382)          --       (948,189)      (19,641)
                                         -------------  -----------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            654,689,535   53,188,982   17,013,661    606,482,143   103,235,177
                                         -------------  -----------  -----------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                          500,469,093   53,003,277   14,318,767    400,457,122   103,611,117
Contract owners' equity at beginning of
   period                                   53,003,277           --           --    103,611,117            --
                                         -------------  -----------  -----------  -------------  ------------
Contract owners' equity at end of
   period                                $ 553,472,370  $53,003,277  $14,318,767  $ 504,068,239  $103,611,117
                                         =============  ===========  ===========  =============  ============

                                              2008          2007         2008          2008          2007
                                         -------------  -----------  -----------  -------------  ------------
Units, beginning of period                   4,218,758           --           --      8,251,405            --
Units issued                                61,885,840    4,262,049    1,605,930     58,785,338     8,298,364
Units redeemed                               1,300,702       43,291       29,828      4,461,060        46,959
                                         -------------  -----------  -----------  -------------  ------------
Units, end of period                        64,803,896    4,218,758    1,576,102     62,575,683     8,251,405
                                         =============  ===========  ===========  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                     American                                  American
                                                                      Global                                Global Small
                                                                      Growth                               Capitalization
                                               American Global        Series      American Global Small        Series
                                              Growth Series II         III      Capitalization Series II         III
                                         --------------------------  --------  --------------------------  --------------
                                             2008          2007        2008        2008          2007           2008
                                         ------------  ------------  --------  ------------  ------------  --------------
Income:
   Dividend distributions received       $  4,604,919  $  3,107,671  $ 10,690  $    807,499  $  1,018,515    $   128,180
Expenses:
   Mortality and expense risk and
      administrative charges               (3,080,878)     (991,665)     (802)   (1,021,370)     (402,123)       (12,505)
                                         ------------  ------------  --------  ------------  ------------    -----------
Net investment income (loss)                1,524,041     2,116,006     9,888      (213,871)      616,392        115,675
                                         ------------  ------------  --------  ------------  ------------    -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --       811,439        --            --       409,559             --
   Net realized gain (loss)               (10,585,616)      185,952    (3,475)   (9,004,279)      (30,373)       (19,757)
                                         ------------  ------------  --------  ------------  ------------    -----------
Realized gains (losses)                   (10,585,616)      997,391    (3,475)   (9,004,279)      379,186        (19,757)
                                         ------------  ------------  --------  ------------  ------------    -----------
Unrealized appreciation (depreciation)
   during the period                      (85,909,493)      (60,677)  (60,309)  (38,033,588)   (3,237,722)    (1,556,077)
                                         ------------  ------------  --------  ------------  ------------    -----------
Net increase (decrease) in contract
   owners' equity from operations         (94,971,068)    3,052,720   (53,896)  (47,251,738)   (2,242,144)    (1,460,159)
                                         ------------  ------------  --------  ------------  ------------    -----------
Changes from principal transactions:
   Purchase payments                       27,264,794   131,363,919   137,545     8,908,037    41,129,729      1,995,997
   Transfers between sub-accounts and
      the company                           4,329,141    82,512,127   187,803     4,757,164    44,536,829      4,501,964
   Withdrawals                             (9,814,801)   (2,786,218)   (1,782)   (4,023,001)   (1,781,120)       (20,510)
   Annual contract fee                     (1,106,824)      (72,745)       --      (364,452)      (32,660)            --
                                         ------------  ------------  --------  ------------  ------------    -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            20,672,310   211,017,083   323,566     9,277,748    83,852,778      6,477,451
                                         ------------  ------------  --------  ------------  ------------    -----------
Total increase (decrease) in contract
   owners' equity                         (74,298,758)  214,069,803   269,670   (37,973,990)   81,610,634      5,017,292
Contract owners' equity at beginning of
   period                                 214,069,803            --        --    81,610,634            --             --
                                         ------------  ------------  --------  ------------  ------------    -----------
Contract owners' equity at end of
   period                                $139,771,045  $214,069,803  $269,670  $ 43,636,644  $ 81,610,634    $ 5,017,292
                                         ============  ============  ========  ============  ============    ===========

                                             2008          2007        2008        2008          2007           2008
                                         ------------  ------------  --------  ------------  ------------  --------------
Units, beginning of period                 16,199,088            --        --     6,051,069            --             --
Units issued                                5,663,523    16,942,499    33,004     3,524,092     6,743,003        780,139
Units redeemed                              4,346,159       743,411       688     2,464,066       691,934          2,891
                                         ------------  ------------  --------  ------------  ------------    -----------
Units, end of period                       17,516,452    16,199,088    32,316     7,111,095     6,051,069        777,248
                                         ============  ============  ========  ============  ============    ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           American                                     American
                                                                            Growth                                      Growth -
                                                                            Series        American Growth-Income         Income
                                            American Growth Series II        III                 Series II             Series III
                                         ------------------------------  -----------  ------------------------------  -----------
                                              2008            2007          2008           2008            2007           2008
                                         --------------  --------------  -----------  --------------  --------------  -----------
Income:
   Dividend distributions received       $   20,552,342  $   14,247,204  $   273,370  $   19,538,774  $   34,191,426  $   382,894
Expenses:
   Mortality and expense risk and
      administrative charges                (19,417,062)    (23,466,327)     (25,020)    (16,331,695)    (19,407,358)     (33,067)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Net investment income (loss)                  1,135,280      (9,219,123)     248,350       3,207,079      14,784,068      349,827
                                         --------------  --------------  -----------  --------------  --------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received       14,592,485     149,632,572        4,309      18,812,171      55,362,794        7,716
   Net realized gain (loss)                  18,992,637      67,560,237      (14,088)       (561,432)     34,534,463      (30,505)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Realized gains (losses)                      33,585,122     217,192,809       (9,779)     18,250,739      89,897,257      (22,789)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Unrealized appreciation (depreciation)
   during the period                       (705,810,557)    (73,580,296)  (2,549,080)   (498,390,994)    (75,251,563)  (2,729,005)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (671,090,155)    134,393,390   (2,310,509)   (476,933,176)     29,429,762   (2,401,967)
                                         --------------  --------------  -----------  --------------  --------------  -----------
Changes from principal transactions:
   Purchase payments                         43,849,237     230,583,461    3,932,377      35,685,749     222,272,719    4,795,080
   Transfers between sub-accounts and
      the company                            71,602,459      10,228,895    8,009,220      11,088,027      33,685,369    9,686,839
   Withdrawals                             (123,681,555)   (151,699,530)     (42,551)   (100,612,124)   (107,384,054)     (51,694)
   Annual contract fee                       (4,628,605)     (3,871,870)          --      (4,055,220)     (3,170,077)          --
                                         --------------  --------------  -----------  --------------  --------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             (12,858,464)     85,240,956   11,899,046     (57,893,568)    145,403,957   14,430,225
                                         --------------  --------------  -----------  --------------  --------------  -----------
Total increase (decrease) in contract
   owners' equity                          (683,948,619)    219,634,346    9,588,537    (534,826,744)    174,833,719   12,028,258
Contract owners' equity at beginning of
   period                                 1,544,152,005   1,324,517,659           --   1,269,653,304   1,094,819,585           --
                                         --------------  --------------  -----------  --------------  --------------  -----------
Contract owners' equity at end of
   period                                $  860,203,386  $1,544,152,005  $ 9,588,537  $  734,826,560  $1,269,653,304  $12,028,258
                                         ==============  ==============  ===========  ==============  ==============  ===========

                                              2008            2007          2008           2008            2007           2008
                                         --------------  --------------  -----------  --------------  --------------  -----------
Units, beginning of period                   71,979,329      65,701,092           --      66,655,734      57,499,647           --
Units issued                                 14,208,930      14,741,670    1,285,543       7,507,307      15,011,068    1,451,403
Units redeemed                               12,120,948       8,463,433        2,459      10,220,982       5,854,981        6,012
                                         --------------  --------------  -----------  --------------  --------------  -----------
Units, end of period                         74,067,311      71,979,329    1,283,084      63,942,059      66,655,734    1,445,391
                                         ==============  ==============  ===========  ==============  ==============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            American                                American
                                             American International      International           American           New World
                                                    Series II              Series III      New World Series II     Series III
                                         ------------------------------  -------------  -------------------------  ----------
                                              2008            2007            2008        2008          2007          2008
                                         --------------  --------------  -------------  ------------  -----------  ----------
Income:
   Dividend distributions received       $   29,971,147  $   20,954,937    $  13,786    $  1,403,946  $ 1,299,463   $  4,753
Expenses:
   Mortality and expense risk and
      administrative charges                (12,988,471)    (15,685,269)      (1,010)     (1,007,174)    (330,312)      (316)
                                         --------------  --------------    ---------    ------------  -----------   --------
Net investment income (loss)                 16,982,676       5,269,668       12,776         396,772      969,151      4,437
                                         --------------  --------------    ---------    ------------  -----------   --------
Realized gains (losses) on investments:
   Capital gain distributions received       17,077,309      83,638,104          168              --      361,105         --
   Net realized gain (loss)                  15,294,108      52,268,631       (2,355)     (8,418,269)     607,534       (928)
                                         --------------  --------------    ---------    ------------  -----------   --------
Realized gains (losses)                      32,371,417     135,906,735       (2,187)     (8,418,269)     968,639       (928)
                                         --------------  --------------    ---------    ------------  -----------   --------
Unrealized appreciation (depreciation)
   during the period                       (492,330,975)     15,243,393     (105,246)    (26,541,964)   2,392,064    (29,010)
                                         --------------  --------------    ---------    ------------  -----------   --------
Net increase (decrease) in contract
   owners' equity from operations          (442,976,882)    156,419,796      (94,657)    (34,563,461)   4,329,854    (25,501)
                                         --------------  --------------    ---------    ------------  -----------   --------
Changes from principal transactions:
   Purchase payments                         26,388,471     158,583,384       83,349       7,671,437   17,510,196     55,943
   Transfers between sub-accounts and
      the company                            16,352,021     (32,652,334)     290,864      (5,562,701)  58,640,220     85,942
   Withdrawals                              (76,677,481)    (86,218,862)        (899)     (7,403,899)  (1,693,426)    (1,754)
   Annual contract fee                       (3,017,483)     (2,545,407)          --        (211,333)     (34,499)        --
                                         --------------  --------------    ---------    ------------  -----------   --------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             (36,954,472)     37,166,781      373,314      (5,506,496)  74,422,491    140,131
                                         --------------  --------------    ---------    ------------  -----------   --------
Total increase (decrease) in contract
   owners' equity                          (479,931,354)    193,586,577      278,657     (40,069,957)  78,752,345    114,630
Contract owners' equity at beginning of
   period                                 1,049,618,724     856,032,147           --      78,752,345           --         --
                                         --------------  --------------    ---------    ------------  -----------   --------
Contract owners' equity at end of
   period                                $  569,687,370  $1,049,618,724    $ 278,657    $ 38,682,388  $78,752,345   $114,630
                                         ==============  ==============    =========    ============  ===========   ========

                                              2008            2007            2008          2008          2007        2008
                                         --------------  --------------    ---------    ------------  -----------   --------
Units, beginning of period                   36,872,706      33,554,049           --       5,281,901           --         --
Units issued                                  5,675,655       8,655,033       34,821       3,698,920    5,905,540     14,840
Units redeemed                                6,476,984       5,336,376          414       4,386,662      623,639        195
                                         --------------  --------------    ---------    ------------  -----------   --------
Units, end of period                         36,071,377      36,872,706       34,407       4,594,159    5,281,901     14,645
                                         ==============  ==============    =========    ============  ===========   ========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                             Basic Value Focus        Blue Chip Growth Series I    Blue Chip Growth Series II
                                         -------------------------  ----------------------------  ---------------------------
                                             2008          2007          2008           2007          2008           2007
                                         ------------  -----------  -------------  -------------  ------------  -------------
Income:
   Dividend distributions received       $    271,432  $   284,982  $   1,104,638  $   3,777,120  $    179,828  $     610,167
Expenses:
   Mortality and expense risk and
      administrative charges                 (217,350)    (368,798)    (5,284,031)    (7,735,245)   (2,049,044)    (2,524,142)
                                         ------------  -----------  -------------  -------------  ------------  -------------
Net investment income (loss)                   54,082      (83,816)    (4,179,393)    (3,958,125)   (1,869,216)    (1,913,975)
                                         ------------  -----------  -------------  -------------  ------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions received        137,259    2,664,225      6,248,923             --     2,154,360             --
   Net realized gain (loss)                  (736,797)   1,499,531     12,209,123     17,016,368     4,684,511     12,180,590
                                         ------------  -----------  -------------  -------------  ------------  -------------
Realized gains (losses)                      (599,538)   4,163,756     18,458,046     17,016,368     6,838,871     12,180,590
                                         ------------  -----------  -------------  -------------  ------------  -------------
Unrealized appreciation (depreciation)
   during the period                       (5,917,541)  (3,731,975)  (202,521,389)    42,840,304   (73,363,952)     5,175,223
                                         ------------  -----------  -------------  -------------  ------------  -------------
Net increase (decrease) in contract
   owners' equity from operations          (6,462,997)     347,965   (188,242,736)    55,898,547   (68,394,297)    15,441,838
                                         ------------  -----------  -------------  -------------  ------------  -------------
Changes from principal transactions:
   Purchase payments                            5,664        6,798      1,503,003      2,189,625     3,171,152      7,011,045
   Transfers between sub-accounts and
      the company                          (1,956,781)  (2,891,392)    (6,128,251)   (39,559,634)   16,309,288       (289,585)
   Withdrawals                             (2,772,329)  (5,233,086)   (60,859,790)   (93,170,031)  (16,996,216)   (20,705,772)
   Annual contract fee                        (40,485)     (57,044)      (725,310)      (856,915)     (459,644)      (490,464)
                                         ------------  -----------  -------------  -------------  ------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (4,763,931)  (8,174,724)   (66,210,348)  (131,396,955)    2,024,580    (14,474,776)
                                         ------------  -----------  -------------  -------------  ------------  -------------
Total increase (decrease) in contract
   owners' equity                         (11,226,928)  (7,826,759)  (254,453,084)   (75,498,408)  (66,369,717)       967,062
Contract owners' equity at beginning of
   period                                  20,420,415   28,247,174    478,935,412    554,433,820   155,552,153    154,585,091
                                         ------------  -----------  -------------  -------------  ------------  -------------
Contract owners' equity at end of
   period                                $  9,193,487  $20,420,415  $ 224,482,328  $ 478,935,412  $ 89,182,436  $ 155,552,153
                                         ============  ===========  =============  =============  ============  =============

                                             2008          2007          2008           2007          2008           2007
                                         ------------  -----------  -------------  -------------  ------------  -------------
Units, beginning of period                    771,091    1,057,639     21,089,264     26,906,895     9,256,377     10,160,181
Units issued                                   13,339       11,549      2,076,577        874,680     2,753,965      1,567,499
Units redeemed                                224,011      298,097      5,550,378      6,692,311     2,616,920      2,471,303
                                         ------------  -----------  -------------  -------------  ------------  -------------
Units, end of period                          560,419      771,091     17,615,463     21,089,264     9,393,422      9,256,377
                                         ============  ===========  =============  =============  ============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                         Bond Index Trust A            Capital              Capital Appreciation
                                              Series II         Appreciation Series I             Series II
                                         --------  --------  ------------  ------------  ------------  ------------
                                           2008      2007        2008          2007          2008          2007
                                         --------  --------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $ 12,126  $ 14,490  $    581,848  $    550,443  $    142,109  $     70,531
Expenses:
   Mortality and expense risk and
      administrative charges               (8,406)   (5,575)   (2,040,151)   (3,005,611)   (1,054,832)   (1,505,936)
                                         --------  --------  ------------  ------------  ------------  ------------
Net investment income (loss)                3,720     8,915    (1,458,303)   (2,455,168)     (912,723)   (1,435,405)
                                         --------  --------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      1,571        --            --       887,837            --       413,245
   Net realized gain (loss)                 2,127     6,996    (2,019,102)    4,462,816      (932,608)    1,640,438
                                         --------  --------  ------------  ------------  ------------  ------------
Realized gains (losses)                     3,698     6,996    (2,019,102)    5,350,653      (932,608)    2,053,683
                                         --------  --------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       22,682       803   (57,750,981)   16,289,686   (28,103,678)    7,854,861
                                         --------  --------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          30,100    16,714   (61,228,386)   19,185,171   (29,949,009)    8,473,139
                                         --------  --------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        3,000        --       683,465     1,099,588     2,060,397     2,373,727
   Transfers between sub-accounts and
      the company                         475,928   494,359   (12,218,656)  (23,089,651)   (3,676,521)   (9,664,290)
   Withdrawals                            (60,359)  (51,047)  (20,173,579)  (32,453,889)   (7,746,323)  (15,800,557)
   Annual contract fee                     (2,132)     (869)     (350,721)     (445,823)     (257,412)     (314,021)
                                         --------  --------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           416,437   442,443   (32,059,491)  (54,889,775)   (9,619,859)  (23,405,141)
                                         --------  --------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         446,537   459,157   (93,287,877)  (35,704,604)  (39,568,868)  (14,932,002)
Contract owners' equity at beginning of
   period                                 459,157        --   182,897,729   218,602,333    85,348,809   100,280,811
                                         --------  --------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $905,694  $459,157  $ 89,609,852  $182,897,729  $ 45,779,941  $ 85,348,809
                                         ========  ========  ============  ============  ============  ============

                                           2008      2007        2008          2007          2008          2007
                                         --------  --------  ------------  ------------  ------------  ------------
Units, beginning of period                 35,455        --    17,485,893    22,981,087     5,413,753     6,968,696
Units issued                               87,435    68,421       668,710       941,095       633,863       627,437
Units redeemed                             55,555    32,966     4,317,554     6,436,289     1,336,146     2,182,380
                                         --------  --------  ------------  ------------  ------------  ------------
Units, end of period                       67,335    35,455    13,837,049    17,485,893     4,711,470     5,413,753
                                         ========  ========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Capital                                 Core        Core
                                         Appreciation                            Allocation   Allocation    Disciplined
                                             Value           CGTC Overseas          Plus         Plus     Diversification
                                           Series II       Equity Series II       Series I    Series II      Series  II
                                         ------------  ------------------------  ----------  -----------  ---------------
                                             2008          2008         2007        2008         2008           2008
                                         ------------  -----------  -----------  ----------  -----------  ---------------
Income:
   Dividend distributions received       $    749,700  $    81,934  $   133,878  $   26,831  $   201,088    $   700,640
Expenses:
   Mortality and expense risk and
      administrative charges                 (516,719)     (81,128)    (108,345)    (10,881)    (159,241)      (314,228)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Net investment income (loss)                  232,981          806       25,533      15,950       41,847        386,412
                                         ------------  -----------  -----------  ----------  -----------    -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --      316,330      803,382          --           --         45,697
   Net realized gain (loss)                (1,179,858)    (612,379)     540,347     (24,081)    (379,989)      (856,229)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Realized gains (losses)                    (1,179,858)    (296,049)   1,343,729     (24,081)    (379,989)      (810,532)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Unrealized appreciation (depreciation)
   during the period                      (18,975,182)  (2,499,687)    (681,160)   (505,923)  (4,372,731)    (9,295,623)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Net increase (decrease) in contract
   owners' equity from operations         (19,922,059)  (2,794,930)     688,102    (514,054)  (4,710,873)    (9,719,743)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Changes from principal transactions:
   Purchase payments                       56,532,963       50,155      169,504   1,804,277   28,288,771     40,772,562
   Transfers between sub-accounts and
      the company                          94,137,306     (412,848)     204,078   2,909,096   23,002,397     48,669,466
   Withdrawals                             (1,062,081)    (497,571)  (1,016,687)     (6,950)    (255,264)      (568,199)
   Annual contract fee                       (125,895)     (11,621)     (13,433)    (45,649)     (30,068)       (68,076)
                                         ------------  -----------  -----------  ----------  -----------    -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           149,482,293     (871,885)    (656,538)  4,660,774   51,005,836     88,805,753
                                         ------------  -----------  -----------  ----------  -----------    -----------
Total increase (decrease) in contract
   owners' equity                         129,560,234   (3,666,815)      31,564   4,146,720   46,294,963     79,086,010
Contract owners' equity at beginning of
   period                                          --    6,852,771    6,821,207          --           --             --
                                         ------------  -----------  -----------  ----------  -----------    -----------
Contract owners' equity at end of
   period                                $129,560,234  $ 3,185,956  $ 6,852,771  $4,146,720  $46,294,963    $79,086,010
                                         ============  ===========  ===========  ==========  ===========    ===========

                                             2008          2008         2007        2008         2008           2008
                                         ------------  -----------  -----------  ----------  -----------    -----------
Units, beginning of period                         --      347,689      382,354          --           --             --
Units issued                               14,928,187      108,133      178,453     502,457    5,519,145      9,435,817
Units redeemed                                628,927      171,710      213,118      42,879      224,731        772,808
                                         ------------  -----------  -----------  ----------  -----------    -----------
Units, end of period                       14,299,260      284,112      347,689     459,578    5,294,414      8,663,009
                                         ============  ===========  ===========  ==========  ===========    ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        Emerging
                                           Dynamic Growth Series I    Dynamic Growth Series II      Growth Series II
                                         --------------------------  -------------------------  ------------------------
                                             2008          2007          2008          2007         2008         2007
                                         ------------  ------------  ------------  -----------  -----------  -----------
Income:
   Dividend distributions received       $         --  $         --  $         --  $        --  $    25,614  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                 (263,750)   (1,163,082)     (105,693)    (477,629)     (81,139)    (145,741)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net investment income (loss)                 (263,750)   (1,163,082)     (105,693)    (477,629)     (55,525)    (145,741)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --            --           --       65,028    2,728,015
   Net realized gain (loss)                14,189,995    13,232,411     2,703,963    3,976,618   (5,135,714)    (909,307)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Realized gains (losses)                    14,189,995    13,232,411     2,703,963    3,976,618   (5,070,686)   1,818,708
                                         ------------  ------------  ------------  -----------  -----------  -----------
Unrealized appreciation (depreciation)
   during the period                      (20,538,522)   (6,098,188)   (5,295,610)  (1,210,437)   1,455,807   (1,381,617)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (6,612,277)    5,971,141    (2,697,340)   2,288,552   (3,670,404)     291,350
                                         ------------  ------------  ------------  -----------  -----------  -----------
Changes from principal transactions:
   Purchase payments                          162,935       524,182        60,882      274,989       49,296      110,576
   Transfers between sub-accounts and
      the company                         (56,458,788)   (9,319,174)  (22,220,559)  (2,502,419)  (3,710,596)  (2,053,208)
   Withdrawals                             (2,581,009)  (11,599,570)     (913,285)  (5,101,887)    (828,466)  (1,461,538)
   Annual contract fee                        (50,393)     (225,692)      (18,024)    (104,764)     (13,745)     (21,447)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (58,927,255)  (20,620,254)  (23,090,986)  (7,434,081)  (4,503,511)  (3,425,617)
                                         ------------  ------------  ------------  -----------  -----------  -----------
Total increase (decrease) in contract
   owners' equity                         (65,539,532)  (14,649,113)  (25,788,326)  (5,145,529)  (8,173,915)  (3,134,267)
Contract owners' equity at beginning of
   period                                  65,539,532    80,188,645    25,788,326   30,933,855    8,173,915   11,308,182
                                         ------------  ------------  ------------  -----------  -----------  -----------
Contract owners' equity at end of
   period                                $         --  $ 65,539,532  $         --  $25,788,326  $        --  $ 8,173,915
                                         ============  ============  ============  ===========  ===========  ===========

                                             2008          2007          2008          2007         2008         2007
                                         ------------  ------------  ------------  -----------  -----------  -----------
Units, beginning of period                 10,219,055    13,496,709     1,447,435    1,868,970      406,524      574,185
Units issued                                  447,951     1,350,534        21,270      215,874      125,364      268,414
Units redeemed                             10,667,006     4,628,188     1,468,705      637,409      531,888      436,075
                                         ------------  ------------  ------------  -----------  -----------  -----------
Units, end of period                               --    10,219,055            --    1,447,435           --      406,524
                                         ============  ============  ============  ===========  ===========  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               Emerging Small              Emerging Small
                                              Company Series I            Company Series II         Equity-Income Series I
                                         --------------------------  --------------------------  ----------------------------
                                             2008          2007          2008          2007           2008           2007
                                         ------------  ------------  ------------  ------------  -------------  -------------
Income:
   Dividend distributions received       $         --  $         --  $         --  $         --  $   9,021,653  $  17,388,236
Expenses:
   Mortality and expense risk and
      administrative charges                 (796,246)   (1,365,451)     (446,248)     (720,304)    (5,977,367)    (9,211,383)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net investment income (loss)                 (796,246)   (1,365,451)     (446,248)     (720,304)     3,044,286      8,176,853
                                         ------------  ------------  ------------  ------------  -------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions received         30,423    21,508,750        15,997    10,410,736     11,015,627     67,438,355
   Net realized gain (loss)                (4,504,153)    3,246,400    (3,625,126)      530,635     (6,060,436)    32,063,058
                                         ------------  ------------  ------------  ------------  -------------  -------------
Realized gains (losses)                    (4,473,730)   24,755,150    (3,609,129)   10,941,371      4,955,191     99,501,413
                                         ------------  ------------  ------------  ------------  -------------  -------------
Unrealized appreciation (depreciation)
   during the period                      (24,138,718)  (16,838,402)  (11,013,101)   (7,348,046)  (181,284,470)   (93,130,808)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from operations         (29,408,694)    6,551,297   (15,068,478)    2,873,021   (173,284,993)    14,547,458
                                         ------------  ------------  ------------  ------------  -------------  -------------
Changes from principal transactions:
   Purchase payments                          217,186       471,644       231,853       411,287      1,320,288      2,383,063
   Transfers between sub-accounts and
      the company                          (7,581,442)  (13,146,246)   (2,397,617)   (4,734,828)   (37,050,937)   (29,121,965)
   Withdrawals                             (7,891,248)  (13,761,982)   (2,955,120)   (7,753,972)   (68,790,261)  (108,987,405)
   Annual contract fee                       (151,336)     (206,216)     (116,428)     (154,899)      (663,499)      (835,847)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (15,406,840)  (26,642,800)   (5,237,312)  (12,232,412)  (105,184,409)  (136,562,154)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Total increase (decrease) in contract
   owners' equity                         (44,815,534)  (20,091,503)  (20,305,790)   (9,359,391)  (278,469,402)  (122,014,696)
Contract owners' equity at beginning of
   period                                  78,404,208    98,495,711    38,605,809    47,965,200    540,216,012    662,230,708
                                         ------------  ------------  ------------  ------------  -------------  -------------
Contract owners' equity at end of
   period                                $ 33,588,674  $ 78,404,208  $ 18,300,019  $ 38,605,809  $ 261,746,610  $ 540,216,012
                                         ============  ============  ============  ============  =============  =============

                                             2008          2007          2008          2007           2008           2007
                                         ------------  ------------  ------------  ------------  -------------  -------------
Units, beginning of period                  4,312,201     5,675,377     2,456,363     3,257,290     17,778,494     22,179,215
Units issued                                  435,906       262,016       613,260       340,863        492,550        794,836
Units redeemed                              1,399,883     1,625,192       981,702     1,141,790      4,620,884      5,195,557
                                         ------------  ------------  ------------  ------------  -------------  -------------
Units, end of period                        3,348,224     4,312,201     2,087,921     2,456,363     13,650,160     17,778,494
                                         ============  ============  ============  ============  =============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Equity-Income Series II    Financial Services Series I  Financial Services Series II
                                         ---------------------------  ---------------------------  ----------------------------
                                              2008          2007            2008         2007           2008          2007
                                         -------------  ------------   ------------  ------------   ------------  ------------
Income:
   Dividend distributions received       $   3,841,513  $  6,716,901   $    181,604  $    436,437   $    207,480  $    411,328
Expenses:
   Mortality and expense risk and
      administrative charges                (2,928,888)   (4,411,822)      (339,617)     (563,556)      (504,285)     (767,716)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Net investment income (loss)                   912,625     2,305,079       (158,013)     (127,119)      (296,805)     (356,388)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received       4,915,020    29,672,644      1,312,891     4,426,762      1,803,649     5,889,936
   Net realized gain (loss)                 (6,794,681)   19,079,402     (4,866,715)    6,968,256     (4,873,523)    8,394,691
                                         -------------  ------------   ------------  ------------   ------------  ------------
Realized gains (losses)                     (1,879,661)   48,752,046     (3,553,824)   11,395,018     (3,069,874)   14,284,627
                                         -------------  ------------   ------------  ------------   ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (78,878,235)  (46,297,632)    (9,098,558)  (13,886,589)   (15,331,635)  (17,577,154)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (79,845,271)    4,759,493    (12,810,395)   (2,618,690)   (18,698,314)   (3,648,915)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Changes from principal transactions:
   Purchase payments                         5,299,955    13,385,711        164,921       266,513      2,563,900     3,660,618
   Transfers between sub-accounts and
      the company                          (16,530,043)  (18,118,964)     1,316,868    (8,040,021)     4,716,645   (10,975,935)
   Withdrawals                             (23,768,978)  (39,379,487)    (3,140,515)   (5,938,859)    (3,624,567)   (6,225,931)
   Annual contract fee                        (614,022)     (811,357)       (79,773)      (99,523)      (110,448)     (150,993)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (35,613,088)  (44,924,097)    (1,738,499)  (13,811,890)     3,545,530   (13,692,241)
                                         -------------  ------------   ------------  ------------   ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (115,458,359)  (40,164,604)   (14,548,894)  (16,430,580)   (15,152,784)  (17,341,156)
Contract owners' equity at beginning of
   period                                  241,866,912   282,031,516     28,749,293    45,179,873     38,360,203    55,701,359
                                         -------------  ------------   ------------  ------------   ------------  ------------
Contract owners' equity at end of
   period                                $ 126,408,553  $241,866,912   $ 14,200,399  $ 28,749,293   $ 23,207,419  $ 38,360,203
                                         =============  ============   ============  ============   ============  ============

                                              2008          2007            2008         2007           2008          2007
                                         -------------  ------------   ------------  ------------   ------------  ------------
Units, beginning of period                  13,764,913    16,211,703      1,791,838     2,583,144      2,221,999     2,933,691
Units issued                                 1,543,962     2,022,979        710,713       487,144      1,184,859       605,797
Units redeemed                               3,819,732     4,469,769        878,939     1,278,450        930,165     1,317,489
                                         -------------  ------------   ------------  ------------   ------------  ------------
Units, end of period                        11,489,143    13,764,913      1,623,612     1,791,838      2,476,693     2,221,999
                                         =============  ============   ============  ============   ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Founding
                                          Allocation
                                           Series I    Founding Allocation Series II  Fundamental Value Series I
                                         -----------  ------------------------------  --------------------------
                                            2008           2008            2007           2008          2007
                                         -----------  --------------  --------------  ------------  ------------
Income:
   Dividend distributions received       $   397,302  $   33,688,116  $    5,644,106  $  3,633,166  $  2,602,728
Expenses:
   Mortality and expense risk and
      administrative charges                 (45,571)    (17,987,324)     (6,157,527)   (2,295,833)   (2,560,887)
                                         -----------  --------------  --------------  ------------  ------------
Net investment income (loss)                 351,731      15,700,792        (513,421)    1,337,333        41,841
                                         -----------  --------------  --------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        22,327      19,560,910              --     1,389,688     6,784,480
   Net realized gain (loss)                  (61,022)    (29,150,793)     (1,077,383)    1,118,802    15,355,935
                                         -----------  --------------  --------------  ------------  ------------
Realized gains (losses)                      (38,695)     (9,589,883)     (1,077,383)    2,508,490    22,140,415
                                         -----------  --------------  --------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (3,219,829)   (530,271,317)    (32,297,354)  (72,977,006)  (17,636,871)
                                         -----------  --------------  --------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (2,906,793)   (524,160,408)    (33,888,158)  (69,131,183)    4,545,385
                                         -----------  --------------  --------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                       5,783,857     421,542,017     712,584,325       509,250       634,200
   Transfers between sub-accounts and
      the company                          8,833,278     119,555,263     399,961,337   276,667,711    (8,800,047)
   Withdrawals                               (39,040)    (42,576,555)    (11,175,367)  (20,452,365)  (22,315,403)
   Annual contract fee                            --      (5,665,751)       (434,435)     (374,548)     (363,030)
                                         -----------  --------------  --------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           14,578,095     492,854,974   1,100,935,860   256,350,048   (30,844,280)
                                         -----------  --------------  --------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         11,671,302     (31,305,434)  1,067,047,702   187,218,865   (26,298,895)
Contract owners' equity at beginning of
   period                                         --   1,067,047,702              --   148,941,621   175,240,516
                                         -----------  --------------  --------------  ------------  ------------
Contract owners' equity at end of
   period                                $11,671,302  $1,035,742,268  $1,067,047,702  $336,160,486  $148,941,621
                                         ===========  ==============  ==============  ============  ============

                                            2008           2008            2007           2008          2007
                                         -----------  --------------  --------------  ------------  ------------
Units, beginning of period                        --      88,894,665              --     8,885,514    10,714,532
Units issued                               1,385,406      57,225,144      92,525,181    28,092,605       655,865
Units redeemed                                40,679      10,037,514       3,630,516     3,511,788     2,484,883
                                         -----------  --------------  --------------  ------------  ------------
Units, end of period                       1,344,727     136,082,295      88,894,665    33,466,331     8,885,514
                                         ===========  ==============  ==============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                         Fundamental Value Series II  Global Allocation Series I  Global Allocation Series II
                                         ---------------------------  --------------------------  ---------------------------
                                              2008          2007          2008          2007           2008          2007
                                         -------------  ------------  ------------  ------------   ------------  ------------
Income:
   Dividend distributions received       $   2,063,219  $  5,045,257  $  1,943,605  $  3,863,715   $  8,236,558  $ 12,945,590
Expenses:
   Mortality and expense risk and
      administrative charges                (5,170,376)   (6,496,564)     (661,007)     (953,767)    (2,772,015)   (3,335,812)
                                         -------------  ------------  ------------  ------------   ------------  ------------
Net investment income (loss)                (3,107,157)   (1,451,307)    1,282,598     2,909,948      5,464,543     9,609,778
                                         -------------  ------------  ------------  ------------   ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received       3,962,716    15,902,627        93,230     6,214,380        365,472    21,600,617
   Net realized gain (loss)                  2,098,093    23,309,677       147,150     6,258,163     (3,849,049)    6,301,831
                                         -------------  ------------  ------------  ------------   ------------  ------------
Realized gains (losses)                      6,060,809    39,212,304       240,380    12,472,543     (3,483,577)   27,902,448
                                         -------------  ------------  ------------  ------------   ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (156,084,796)  (30,355,023)  (18,300,333)  (13,067,292)   (71,263,026)  (31,127,022)
                                         -------------  ------------  ------------  ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (153,131,144)    7,405,974   (16,777,355)    2,315,199    (69,282,060)    6,385,204
                                         -------------  ------------  ------------  ------------   ------------  ------------
Changes from principal transactions:
   Purchase payments                         7,156,968    43,309,873       118,388     1,141,709      4,369,832    33,763,340
   Transfers between sub-accounts and
      the company                           25,816,742    36,511,809    (5,670,135)   (5,792,377)   (11,001,526)   (1,542,174)
   Withdrawals                             (26,830,932)  (40,066,720)   (7,243,918)   (7,395,942)   (10,677,235)  (11,196,696)
   Annual contract fee                      (1,251,646)   (1,171,125)     (119,876)     (156,049)      (672,546)     (581,228)
                                         -------------  ------------  ------------  ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              4,891,132    38,583,837   (12,915,541)  (12,202,659)   (17,981,475)   20,443,242
                                         -------------  ------------  ------------  ------------   ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (148,240,012)   45,989,811   (29,692,896)   (9,887,460)   (87,263,535)   26,828,446
Contract owners' equity at beginning of
   period                                  399,580,641   353,590,830    56,387,027    66,274,487    208,609,331   181,780,885
                                         -------------  ------------  ------------  ------------   ------------  ------------
Contract owners' equity at end of
   period                                $ 251,340,629  $399,580,641  $ 26,694,131  $ 56,387,027   $121,345,796  $208,609,331
                                         =============  ============  ============  ============   ============  ============

                                              2008          2007          2008          2007           2008          2007
                                         -------------  ------------  ------------  ------------   ------------  ------------
Units, beginning of period                  22,519,590    20,166,674     4,328,109     5,264,129     12,997,587    11,570,456
Units issued                                 5,515,795     6,622,950       292,168       746,035        847,593     3,264,148
Units redeemed                               4,249,314     4,270,034     1,454,051     1,682,055      2,115,824     1,837,017
                                         -------------  ------------  ------------  ------------   ------------  ------------
Units, end of period                        23,786,071    22,519,590     3,166,226     4,328,109     11,729,356    12,997,587
                                         =============  ============  ============  ============   ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Global Bond Series I        Global Bond Series II       Global Trust Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $    649,442  $  7,002,033  $  1,212,809  $ 14,417,594  $   3,012,465  $  5,530,443
Expenses:
   Mortality and expense risk and
   administrative charges                  (1,527,062)   (1,406,088)   (3,391,656)   (3,280,649)    (2,276,418)   (3,521,255)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (877,620)    5,595,945    (2,178,847)   11,136,945        736,047     2,009,188
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --            --            --             --    12,011,113
   Net realized gain (loss)                 1,514,310     1,685,949     2,450,004      (280,966)     3,987,054    15,789,193
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                     1,514,310     1,685,949     2,450,004      (280,966)     3,987,054    27,800,306
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (7,405,737)     (118,969)  (12,928,375)    4,838,748    (83,299,898)  (28,911,528)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (6,769,047)    7,162,925   (12,657,218)   15,694,727    (78,576,797)      897,966
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          349,179       373,723     6,523,946    26,551,946      3,729,870       917,172
   Transfers between sub-accounts and
      the company                          11,350,992     9,809,512   (30,778,489)    2,945,378     (4,147,064)  (11,374,979)
   Withdrawals                            (20,554,112)  (17,281,795)  (20,702,524)  (14,401,865)   (23,887,014)  (38,254,438)
   Annual contract fee                       (178,934)     (128,072)     (786,187)     (594,111)      (181,532)     (231,673)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (9,032,875)   (7,226,632)  (45,743,254)   14,501,348    (24,485,740)  (48,943,918)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (15,801,922)      (63,707)  (58,400,472)   30,196,075   (103,062,537)  (48,045,952)
Contract owners' equity at beginning
   of period                               97,297,582    97,361,289   212,896,283   182,700,208    212,665,854   260,711,806
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end
   of period                             $ 81,495,660  $ 97,297,582  $154,495,811  $212,896,283  $ 109,603,317  $212,665,854
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  3,988,009     4,254,622    12,098,539    11,017,535      7,318,177     8,922,244
Units issued                                2,013,405     1,185,186     3,827,529     3,688,261      1,030,270       154,977
Units redeemed                              2,398,839     1,451,799     6,551,893     2,607,257      1,570,243     1,759,044
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        3,602,575     3,988,009     9,374,175    12,098,539      6,778,204     7,318,177
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Global Trust Series II     Health Sciences Series I    Health Sciences Series II
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $    652,087  $    817,355  $         --  $         --  $          --  $         --
Expenses:
   Mortality and expense risk and
   administrative charges                    (640,750)     (876,156)     (815,616)   (1,083,819)      (926,858)   (1,181,237)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                   11,337       (58,801)     (815,616)   (1,083,819)      (926,858)   (1,181,237)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received             --     3,214,660     1,320,154    13,720,974      1,414,032    14,333,046
   Net realized gain (loss)                (1,895,434)    3,686,693    (3,707,824)    4,131,458     (5,004,708)    3,079,355
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                    (1,895,434)    6,901,353    (2,387,670)   17,852,432     (3,590,676)   17,412,401
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (18,480,451)   (8,396,717)  (16,359,010)   (6,418,484)   (17,376,825)   (5,725,687)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (20,364,548)   (1,554,165)  (19,562,296)   10,350,129    (21,894,359)   10,505,477
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          406,670       492,024       223,777       515,260      2,861,459     3,211,893
   Transfers between sub-accounts and
      the company                          (5,809,661)   31,459,627    (5,111,921)   (1,961,959)    (3,233,466)   (2,794,017)
   Withdrawals                             (4,004,802)   (9,465,257)   (8,155,545)  (10,923,880)    (7,583,995)  (11,664,200)
   Annual contract fee                       (172,669)     (171,282)     (176,389)     (188,571)      (225,865)     (252,450)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (9,580,462)   22,315,112   (13,220,078)  (12,559,150)    (8,181,867)  (11,498,774)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (29,945,010)   20,760,947   (32,782,374)   (2,209,021)   (30,076,226)     (993,297)
Contract owners' equity at beginning
   of period                               56,610,167    35,849,220    69,811,044    72,020,065     71,854,720    72,848,017
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 26,665,157  $ 56,610,167  $ 37,028,670  $ 69,811,044  $  41,778,494  $ 71,854,720
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  3,028,072     1,910,631     3,480,258     4,162,723      3,393,566     3,953,949
Units issued                                  163,109     2,218,723       706,174       794,963      1,112,534       797,272
Units redeemed                                793,563     1,101,282     1,513,780     1,477,428      1,630,406     1,357,655
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        2,397,618     3,028,072     2,672,652     3,480,258      2,875,694     3,393,566
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            High Income Series II        High Yield Series I         High Yield Series II
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $   116,272   $     49,101  $  5,160,702  $ 12,280,074  $   4,337,770  $  9,596,331
Expenses:
   Mortality and expense risk and
   administrative charges                    (16,567)       (37,118)     (961,506)   (1,514,790)      (880,455)   (1,320,056)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                  99,705         11,983     4,199,196    10,765,284      3,457,315     8,276,275
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received         7,402         42,734            --            --             --            --
   Net realized gain (loss)                 (390,139)      (454,246)   (7,712,686)    2,068,423     (4,474,476)    1,326,107
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                     (382,737)      (411,512)   (7,712,686)    2,068,423     (4,474,476)    1,326,107
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                        (408,757)      (154,167)  (15,723,592)  (12,195,223)   (15,164,632)   (9,411,684)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations           (691,789)      (553,696)  (19,237,082)      638,484    (16,181,793)      190,698
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                         121,121      4,017,913       195,189       324,757      1,113,459     3,999,753
   Transfers between sub-accounts and
      the company                          1,076,751     (1,611,872)   (4,520,928)  (16,586,042)     6,278,564   (12,148,594)
   Withdrawals                               (99,184)      (780,960)  (12,064,933)  (18,482,610)    (7,222,517)  (13,871,473)
   Annual contract fee                        (3,380)          (706)     (110,152)     (144,042)      (160,750)     (219,597)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            1,095,308      1,624,375   (16,500,824)  (34,887,937)         8,756   (22,239,911)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                            403,519      1,070,679   (35,737,906)  (34,249,453)   (16,173,037)  (22,049,213)
Contract owners' equity at beginning
   of period                               1,070,679             --    81,824,764   116,074,217     66,768,125    88,817,338
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 1,474,198   $  1,070,679  $ 46,086,858  $ 81,824,764  $  50,595,088  $ 66,768,125
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                     92,897            --     4,962,992     7,027,050      3,941,905     5,215,195
Units issued                                  301,541       959,474     1,925,258     1,801,233      2,629,033     1,440,766
Units redeemed                                163,964       866,577     2,856,236     3,865,291      2,208,457     2,714,056
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                          230,474        92,897     4,032,014     4,962,992      4,362,481     3,941,905
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  Independence Investment
                                           Income & Value Series I     Income & Value Series II   LLC Small Cap Series II
                                         ---------------------------  --------------------------  -----------------------
                                              2008          2007          2008          2007          2008        2007
                                         -------------  ------------  ------------  ------------  -----------  ----------
Income:
   Dividend distributions                $   6,028,356  $ 11,957,448  $  1,642,532  $  3,135,538  $        --  $       --
Expenses:
   Mortality and expense risk and
      administrative charges                (3,037,075)   (4,462,702)     (982,252)   (1,402,132)     (13,023)    (20,029)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Net investment income (loss)                 2,991,281     7,494,746       660,280     1,733,406      (13,023)    (20,029)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions                4,639,746    19,745,367     1,374,197     5,828,767       13,559     206,276
   Net realized gain (loss)                 (3,197,671)   14,298,012    (1,887,851)    3,462,246     (750,770)    (15,911)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Realized gains (losses)                      1,442,075    34,043,379      (513,654)    9,291,013     (737,211)    190,365
                                         -------------  ------------  ------------  ------------  -----------  ----------
Unrealized appreciation (depreciation)
   during the period                       (77,922,580)  (40,886,201)  (21,867,554)  (11,338,349)     201,823    (184,543)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Net increase (decrease) in contract
   owners' equity from operations          (73,489,224)      651,924   (21,720,928)     (313,930)    (548,411)    (14,207)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Changes from principal transactions:
   Purchase payments                           594,251     1,182,055       986,408     3,391,545       17,467      35,588
   Transfers between sub-accounts and
      the company                          (14,755,453)  (11,973,303)   (7,972,235)   (3,889,713)    (607,808)    (28,851)
   Withdrawals                             (34,895,906)  (52,656,727)   (7,686,792)  (11,315,407)     (54,124)    (95,925)
   Annual contract fee                        (284,999)     (335,802)     (209,230)     (261,245)        (796)     (1,229)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (49,342,107)  (63,783,777)  (14,881,849)  (12,074,820)    (645,261)    (90,417)
                                         -------------  ------------  ------------  ------------  -----------  ----------
Total increase (decrease) in contract
   owners' equity                         (122,831,331)  (63,131,853)  (36,602,777)  (12,388,750)  (1,193,672)   (104,624)
Contract owners' equity at beginning of
   period                                  267,190,928   330,322,781    78,943,128    91,331,878    1,193,672   1,298,296
                                         -------------  ------------  ------------  ------------  -----------  ----------
Contract owners' equity at end of
   period                                $ 144,359,597  $267,190,928  $ 42,340,351  $ 78,943,128  $        --  $1,193,672
                                         =============  ============  ============  ============  ===========  ==========

                                              2008          2007          2008          2007          2008        2007
                                         -------------  ------------  ------------  ------------  -----------  ----------
Units, beginning of period                  10,864,738    13,421,722     5,129,616     5,879,600       80,794      86,775
Units issued                                   174,397       255,706       225,373       403,055       36,900      56,288
Units redeemed                               2,544,514     2,812,690     1,346,207     1,153,039      117,694      62,269
                                         -------------  ------------  ------------  ------------  -----------  ----------
Units, end of period                         8,494,621    10,864,738     4,008,782     5,129,616           --      80,794
                                         =============  ============  ============  ============  ===========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             International              International
                                          Index Allocation Series II         Core Series I              Core Series II
                                         ---------------------------  --------------------------  -------------------------
                                              2008          2007          2008          2007          2008          2007
                                         -------------  ------------  ------------  ------------  ------------  -----------
Income:
   Dividend distributions                 $  4,392,641  $  9,168,652  $  2,769,566  $  1,927,711  $  1,720,300  $   928,589
Expenses:
   Mortality and expense risk and
      administrative charges                (4,902,445)   (3,320,552)     (876,947)   (1,349,459)     (593,413)    (812,333)
                                          ------------  ------------  ------------  ------------  ------------  -----------
Net investment income (loss)                  (509,804)    5,848,100     1,892,619       578,252     1,126,887      116,256
                                          ------------  ------------  ------------  ------------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions                  121,084     5,774,361       845,469    11,230,376       528,730    6,460,116
   Net realized gain (loss)                 (4,731,996)    1,229,414     4,394,808    15,820,002    (2,491,804)   5,909,490
                                          ------------  ------------  ------------  ------------  ------------  -----------
Realized gains (losses)                     (4,610,912)    7,003,775     5,240,277    27,050,378    (1,963,074)  12,369,606
                                          ------------  ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                       (94,980,131)   (7,058,468)  (35,038,329)  (18,844,013)  (17,102,515)  (8,240,130)
                                          ------------  ------------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations         (100,100,847)    5,793,407   (27,905,433)    8,784,617   (17,938,702)   4,245,732
                                          ------------  ------------  ------------  ------------  ------------  -----------
Changes from principal transactions:
   Purchase payments                       101,253,572   137,203,935       243,363       421,676     1,843,974    3,963,420
   Transfers between sub-accounts and
      the company                           35,789,373    64,543,297    (5,934,214)   (6,237,252)   (5,472,780)   5,631,252
   Withdrawals                             (12,977,700)   (7,531,942)   (8,925,702)  (15,777,183)   (3,440,279)  (6,417,349)
   Annual contract fee                      (1,415,911)     (525,033)     (126,111)     (160,648)     (121,208)    (144,372)
                                          ------------  ------------  ------------  ------------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            122,649,334   193,690,257   (14,742,664)  (21,753,407)   (7,190,293)   3,032,951
                                          ------------  ------------  ------------  ------------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                           22,548,487   199,483,664   (42,648,097)  (12,968,790)  (25,128,995)   7,278,683
Contract owners' equity at beginning of
   period                                  295,946,625    96,462,961    80,318,221    93,287,011    49,950,951   42,672,268
                                          ============  ============  ============  ============  ============  ===========
Contract owners' equity at end of
   period                                 $318,495,112  $295,946,625  $ 37,670,124  $ 80,318,221  $ 24,821,956  $49,950,951

                                              2008          2007          2008          2007          2008          2007
                                         -------------  ------------  ------------  ------------  ------------  -----------
Units, beginning of period                  21,010,365     7,176,021     4,161,014     5,288,392     2,355,907    2,166,288
Units issued                                13,935,443    15,364,484       325,350       725,878       456,018    1,220,592
Units redeemed                               3,689,119     1,530,140     1,254,933     1,853,256       840,827    1,030,973
                                          ------------  ------------  ------------  ------------  ------------  -----------
Units, end of period                        31,256,689    21,010,365     3,231,431     4,161,014     1,971,098    2,355,907
                                          ============  ============  ============  ============  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                             International Equity            International               International
                                              Index B Series NAV          Small Cap Series I          Small Cap Series II
                                         ---------------------------  --------------------------  --------------------------
                                              2008          2007          2008          2007          2008          2007
                                         -------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                 $    824,983  $    942,862  $  1,768,359  $  3,563,632  $    854,749  $  1,634,670
Expenses:
   Mortality and expense risk and
      administrative charges                  (498,212)     (509,691)   (1,091,250)   (1,938,982)     (626,845)   (1,085,659
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                   326,771       433,171       677,109     1,624,650       227,904       549,011
                                          ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                  318,509       824,473     1,144,000    36,019,204       613,544    18,334,625
   Net realized gain (loss)                 (1,590,395)      610,406    (3,470,099)   24,815,074   (10,419,608)    6,967,270
                                          ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                     (1,271,886)    1,434,879    (2,326,099)   60,834,278    (9,806,064)   25,301,895
                                          ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (16,647,056)      835,646   (47,391,024)  (51,406,279)  (16,562,566)  (21,903,214
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (17,592,171)    2,703,696   (49,040,014)   11,052,649   (26,140,726)    3,947,692
                                          ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                           216,216       274,528       505,762       773,700     1,617,212     5,522,488
   Transfers between sub-accounts and
      the company                           (2,120,409)   46,155,442   (13,982,662)   (4,590,605)  (12,259,118)   10,928,598
   Withdrawals                              (2,868,942)   (5,886,655)  (12,055,015)  (20,822,565)   (5,232,127)   (9,411,969
   Annual contract fee                        (173,778)     (125,197)     (158,644)     (266,411)     (127,632)     (192,808
                                          ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             (4,946,913)   40,418,118   (25,690,559)  (24,905,881)  (16,001,665)    6,846,309
                                          ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                          (22,539,084)   43,121,814   (74,730,573)  (13,853,232)  (42,142,391)   10,794,001
Contract owners' equity at beginning of
   period                                   43,121,814            --   111,985,320   125,838,552    63,090,909    52,296,908
                                          ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                 $ 20,582,730  $ 43,121,814  $ 37,254,747  $111,985,320  $ 20,948,518  $ 63,090,909
                                          ============  ============  ============  ============  ============  ============

                                              2008          2007          2008          2007          2008          2007
                                         -------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                   3,271,721            --     4,226,430     5,089,895     2,476,541     2,156,299
Units issued                                   213,680     4,777,886       303,971     1,291,418       437,208     1,570,538
Units redeemed                                 633,007     1,506,165     1,502,494     2,154,883     1,098,679     1,250,296
                                          ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                         2,852,394     3,271,721     3,027,907     4,226,430     1,815,070     2,476,541
                                          ============  ============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          Investment Quality
                                         International Value Series I  International Value Series II        Bond Series I
                                         ----------------------------  -----------------------------  --------------------------
                                              2008          2007           2008            2007           2008          2007
                                         -------------  -------------  -------------  --------------  ------------  ------------
Income:
   Dividend distributions                $   6,461,729   $ 14,063,976  $   5,017,181   $  9,114,750   $  7,226,785  $ 11,278,630
Expenses:
   Mortality and expense risk and
      administrative charges                (3,052,368)    (5,005,210)    (2,616,336)    (3,884,025)    (1,616,315)   (1,892,475)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Net investment income (loss)                 3,409,361      9,058,766      2,400,845      5,230,725      5,610,470     9,386,155
                                         -------------   ------------  -------------   ------------   ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                6,979,706     52,572,925      5,544,306     35,993,231             --            --
   Net realized gain (loss)                 (3,612,213)    29,642,868     (3,695,565)    23,456,830     (4,216,804)   (1,763,106)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Realized gains (losses)                      3,367,493     82,215,793      1,848,741     59,450,061     (4,216,804)   (1,763,106)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (116,371,114)   (65,390,804)   (92,828,837)   (48,578,471)    (4,764,581)   (2,041,094)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (109,594,260)    25,883,755    (88,579,251)    16,102,315     (3,370,915)    5,581,955
                                         -------------   ------------  -------------   ------------   ------------  ------------
Changes from principal transactions:
   Purchase payments                           859,861      2,076,898      3,527,097     12,970,349      4,496,865       346,064
   Transfers between sub-accounts and
      the company                          (28,733,970)   (34,339,935)   (22,021,210)    14,225,862      2,778,485       799,872
   Withdrawals                             (33,047,663)   (59,743,274)   (18,667,330)   (39,311,327)   (20,928,545)  (23,014,969)
   Annual contract fee                        (435,696)      (595,190)      (586,089)      (762,827)      (284,715)     (154,003)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (61,357,468)   (92,601,501)   (37,747,532)   (12,877,943)   (13,937,910)  (22,023,036)
                                         -------------   ------------  -------------   ------------   ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (170,951,728)   (66,717,746)  (126,326,783)     3,224,372    (17,308,825)  (16,441,081)
Contract owners' equity at beginning of
   period                                  295,226,708    361,944,454    231,323,661    228,099,289    120,393,201   136,834,282
                                         -------------   ------------  -------------   ------------   ------------  ------------
Contract owners' equity at end of
   period                                $ 124,274,980   $295,226,708  $ 104,996,878   $231,323,661   $103,084,376  $120,393,201
                                         =============   ============  =============   ============   ============  ============

                                              2008           2007           2008           2007           2008          2007
                                         -------------  -------------  -------------  --------------  ------------  ------------
Units, beginning of period                  13,413,023     17,751,048      9,361,392       9,830,367     5,273,996     6,261,499
Units issued                                   395,143        890,893        783,932       2,770,146     1,559,024       626,523
Units redeemed                               3,811,994      5,228,918      2,522,176       3,239,121     1,761,772     1,614,026
                                         -------------   ------------  -------------   ------------   ------------  ------------
Units, end of period                         9,996,172     13,413,023      7,623,148       9,361,392     5,071,248     5,273,996
                                         =============   ============  =============   ============   ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,


                                             Investment Quality      John Hancock International  John Hancock International
                                               Bond Series II           Equity Index Series I      Equity Index Series II
                                         --------------------------  --------------------------  --------------------------
                                              2008         2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                $  7,034,178  $ 11,191,489  $    415,017  $  1,286,706  $    366,074  $  1,132,008
Expenses:
   Mortality and expense risk and
      administrative charges               (1,904,249)   (2,041,246)     (333,187)     (536,269)     (344,319)     (532,739)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                5,129,929     9,150,243        81,830       750,437        21,755       599,269
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                      --            --       186,587     1,510,651       178,343     1,464,840
   Net realized gain (loss)                (4,362,528)   (1,687,032)      217,620     7,281,013       455,465     5,822,601
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (4,362,528)   (1,687,032)      404,207     8,791,664       633,808     7,287,441
                                         ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (5,015,525)   (2,034,299)  (12,557,707)   (4,921,312)  (12,776,744)   (3,725,783)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (4,248,124)    5,428,912   (12,071,670)    4,620,789   (12,121,181)    4,160,927
                                         ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        3,011,605    16,998,111        84,478       168,570       160,492       483,792
   Transfers between sub-accounts and the
      company                             (22,483,659)    3,324,789    (2,476,445)  (16,036,905)   (3,543,619)   (8,635,963)
   Withdrawals                             14,321,612)  (10,338,946)   (3,961,360)   (6,448,021)   (2,139,506)   (5,437,801)
   Annual contract fee                       (479,410)     (394,523)      (60,093)      (73,319)      (93,125)     (117,100)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (34,273,076)    9,589,431    (6,413,420)  (22,389,675)   (5,615,758)  (13,707,072)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (38,521,200)   15,018,343   (18,485,090)  (17,768,886)  (17,736,939)   (9,546,145)
Contract owners' equity at beginning of
   period                                 130,925,708   115,907,365    30,977,856    48,746,742    30,452,527    39,998,672
                                         ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 92,404,508  $130,925,708  $ 12,492,766  $ 30,977,856  $ 12,715,588  $ 30,452,527
                                         ============  ============  ============  ============  ============  ============

                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                  8,638,664     7,917,447     1,306,598     2,339,248     1,300,693     1,937,249
Units issued                                1,513,057     2,374,769       162,169       250,862       329,601       246,369
Units redeemed                              3,850,081     1,653,552       504,728     1,283,512       633,983       882,925
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                        6,301,640     8,638,664       964,039     1,306,598       996,311     1,300,693
                                         ============  ============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          John Hancock Strategic
                                             Income Series II       Large Cap Value Series I    Large Cap Value Series II
                                         ------------------------  --------------------------  --------------------------
                                             2008         2007         2008            2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                $ 1,161,653  $   286,342  $    507,963  $    580,013  $    348,508  $    301,874
Expenses:
   Mortality and expense risk and
      administrative charges                (198,986)    (254,753)     (555,609)     (943,714)     (460,042)     (811,597)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                 962,667       31,589       (47,646)     (363,701)     (111,534)     (509,723)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                     --           --            --     3,669,213            --     2,895,102
   Net realized gain (loss)                 (141,609)     117,388    (4,091,489)    1,329,815    (1,555,539)    2,117,803
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses)                     (141,609)     117,388    (4,091,489)    4,999,028    (1,555,539)    5,012,905
                                         -----------  -----------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (2,001,074)     434,286   (11,955,074)   (2,385,694)  (10,985,348)   (2,903,026)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (1,180,016)     583,263   (16,094,209)    2,249,633   (12,652,421)    1,600,156
                                         -----------  -----------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          62,417      131,957       150,293       228,356       406,331       737,365
   Transfers between sub-accounts and
      the company                         (2,800,934)     112,536    (6,090,354)  (11,084,359)   (5,020,566)   (8,286,466)
   Withdrawals                            (1,786,315)  (3,368,648)   (6,123,077)  (10,242,636)   (3,451,200)   (8,449,623)
   Annual contract fee                       (28,009)     (29,543)     (117,774)     (137,157)      (97,534)     (143,104)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (4,552,841)  (3,153,698)  (12,180,912)  (21,235,796)   (8,162,969)  (16,141,828)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (5,732,857)  (2,570,435)  (28,275,121)  (18,986,163)  (20,815,390)  (14,541,672)
Contract owners' equity at beginning of
   period                                 14,896,526   17,466,961    51,302,359    70,288,522    40,131,488    54,673,160
                                         -----------  -----------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 9,163,669  $14,896,526  $ 23,027,238  $ 51,302,359  $ 19,316,098  $ 40,131,488
                                         ===========  ===========  ============  ============  ============  ============

                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, beginning of period                 1,038,263    1,264,469     2,039,124     2,872,716     1,607,730     2,246,431
Units issued                                 252,603      342,830       350,132       456,525       313,806       317,719
Units redeemed                               579,536      569,036       939,002     1,290,117       692,579       956,420
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, end of period                         711,330    1,038,263     1,450,254     2,039,124     1,228,957     1,607,730
                                         ===========  ===========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Lifestyle Aggressive         Lifestyle Aggressive
                                                  Series I                    Series II            Lifestyle Balanced Series I
                                         --------------------------  ---------------------------  ----------------------------
                                             2008          2007           2008          2007           2008           2007
                                         ------------  ------------  -------------  ------------  -------------  -------------
Income:
   Dividend distributions                $  2,051,394  $ 18,108,432  $   3,259,631  $ 27,367,263  $  21,104,432  $  73,692,096
Expenses:
   Mortality and expense risk and
      administrative charges               (1,870,481)   (2,920,344)    (3,496,874)   (4,845,860)   (11,048,172)   (15,011,048)
                                         ------------  ------------  -------------  ------------  -------------  -------------
Net investment income (loss)                  180,913    15,188,088       (237,243)   22,521,403     10,056,260     58,681,048
                                         ------------  ------------  -------------  ------------  -------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions              16,397,124     4,602,479     28,674,934     7,258,485     32,307,836      1,514,890
   Net realized gain (loss)               (20,821,945)    4,142,147    (30,016,466)    2,859,146    (17,509,486)    41,397,000
                                         ------------  ------------  -------------  ------------  -------------  -------------
Realized gains (losses)                    (4,424,821)    8,744,626     (1,341,532)   10,117,631     14,798,350     42,911,890
                                         ------------  ------------  -------------  ------------  -------------  -------------
Unrealized appreciation (depreciation)
   during the period                      (60,053,584)  (10,638,717)  (112,832,563)  (12,871,076)  (286,297,665)   (54,903,288)
                                         ------------  ------------  -------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from operations         (64,297,492)   13,293,997   (114,411,338)   19,767,958   (261,443,055)    46,689,650
                                         ------------  ------------  -------------  ------------  -------------  -------------
Changes from principal transactions:
   Purchase payments                        1,076,813     1,855,942     10,555,764    30,316,319      8,226,431      5,480,938
   Transfers between sub-accounts and
      the company                         (15,829,397)  (29,948,369)   (16,095,569)  (21,489,801)   (29,496,287)    43,060,147
   Withdrawals                            (17,977,245)  (23,255,031)   (24,467,543)  (51,414,733)  (146,081,690)  (159,953,844)
   Annual contract fee                       (420,536)     (503,127)      (829,772)   (1,060,910)    (1,670,130)    (1,776,167)
                                         ------------  ------------  -------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (33,150,365)  (51,850,585)   (30,837,120)  (43,649,125)  (169,021,676)  (113,188,926)
                                         ------------  ------------  -------------  ------------  -------------  -------------
Total increase (decrease) in contract
   owners' equity                         (97,447,857)  (38,556,588)  (145,248,458)  (23,881,167)  (430,464,731)   (66,499,276)
Contract owners' equity at beginning of
   period                                 175,525,359   214,081,947    285,279,941   309,161,108    919,280,596    985,779,872
                                         ------------  ------------  -------------  ------------  -------------  -------------
Contract owners' equity at end of
   period                                $ 78,077,502  $175,525,359  $ 140,031,483  $285,279,941  $ 488,815,865  $ 919,280,596
                                         ============  ============  =============  ============  =============  =============

                                             2008          2007           2008          2007           2008           2007
                                         ------------  ------------  -------------  ------------  -------------  -------------
Units, beginning of period                  9,206,081    12,037,626     14,689,016    16,595,790     44,018,959     49,449,565
Units issued                                1,113,039     2,222,009      2,741,253     2,705,962      5,822,138      5,840,326
Units redeemed                              3,110,920     5,053,554      4,700,131     4,612,736     14,625,222     11,270,932
                                         ------------  ------------  -------------  ------------  -------------  -------------
Units, end of period                        7,208,200     9,206,081     12,730,138    14,689,016     35,215,875     44,018,959
                                         ============  ============  =============  ============  =============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Lifestyle Conservative       Lifestyle Conservative
                                           Lifestyle Balanced Series II            Series I                     Series II
                                         -------------------------------  --------------------------  ----------------------------
                                               2008            2007           2008          2007           2008           2007
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Income:
   Dividend distributions                $   255,979,201  $  580,410,541  $  6,950,196  $ 12,210,765  $   53,922,455  $ 43,732,333
Expenses:
   Mortality and expense risk and
      administrative charges                (125,279,342)   (126,475,818)   (2,416,831)   (2,366,597)    (15,946,692)   (9,100,739)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Net investment income (loss)                 130,699,859     453,934,723     4,533,365     9,844,168      37,975,763    34,631,594
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                332,347,496      14,253,450     3,043,724       372,544      17,671,531     1,572,829
   Net realized gain (loss)                  (36,130,581)     46,467,232    (8,907,738)    1,553,585     (18,529,100)   (1,710,743)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Realized gains (losses)                      296,216,915      60,720,682    (5,864,014)    1,926,129        (857,569)     (137,914)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (3,386,656,144)   (198,827,457)  (27,657,318)   (5,701,673)   (231,379,820)  (14,850,623)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (2,959,739,370)    315,827,948   (28,987,967)    6,068,624    (194,261,626)   19,643,057
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Changes from principal transactions:
   Purchase payments                       1,217,486,360   1,765,667,249     1,488,289       938,121     205,918,396   113,338,482
   Transfers between sub-accounts and
      the company                             87,607,388     496,358,958    61,928,838    28,708,780     633,691,482   141,736,397
   Withdrawals                              (628,640,072)   (569,136,456)  (40,954,217)  (30,828,472)   (124,203,732)  (73,909,838)
   Annual contract fee                       (31,720,147)    (22,563,716)     (320,294)     (246,545)     (3,651,363)   (1,519,060)
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              644,733,529   1,670,326,035    22,142,616    (1,428,116)    711,754,783   179,645,981
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Total increase (decrease) in contract
   owners' equity                         (2,315,005,841)  1,986,153,983    (6,845,351)    4,640,508     517,493,157   199,289,038
Contract owners' equity at beginning of
   period                                  8,669,581,145   6,683,427,162   150,688,892   146,048,384     653,822,340   454,533,302
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Contract owners' equity at end of
   period                                $ 6,354,575,304  $8,669,581,145  $143,843,541  $150,688,892  $1,171,315,497  $653,822,340
                                         ===============  ==============  ============  ============  ==============  ============

                                               2008            2007           2008          2007           2008           2007
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Units, beginning of period                   485,068,665     381,237,428     7,414,141     7,446,440      40,759,257    29,038,716
Units issued                                  87,278,815     116,699,623     5,934,947     5,681,037      61,475,512    22,918,557
Units redeemed                                35,708,048      12,868,386     4,687,291     5,713,336      13,033,635    11,198,016
                                         ---------------  --------------  ------------  ------------  --------------  ------------
Units, end of period                         536,639,432     485,068,665     8,661,797     7,414,141      89,201,134    40,759,257
                                         ===============  ==============  ============  ============  ==============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          Lifestyle Growth Series I      Lifestyle Growth Series II     Lifestyle Moderate Series I
                                        ----------------------------  --------------------------------  ---------------------------
                                             2008           2007            2008             2007            2008          2007
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Income:
   Dividend distributions               $  14,538,612  $  65,287,699  $   264,929,568  $   786,403,559  $   9,215,889  $ 23,288,401
Expenses:
   Mortality and expense risk and
      administrative charges               (9,131,164)   (12,863,834)    (167,052,894)    (171,622,119)    (3,781,175)   (4,639,698)
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Net investment income (loss)                5,407,448     52,423,865       97,876,674      614,781,440      5,434,714    18,648,703
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions              33,782,212      4,279,510      570,288,667       52,864,721      6,027,762       383,443
   Net realized gain (loss)               (14,709,134)    43,175,181      (33,875,909)      87,169,991    (12,460,405)   10,655,198
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Realized gains (losses)                    19,073,078     47,454,691      536,412,758      140,034,712     (6,432,643)   11,038,641
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                     (289,463,027)   (50,304,765)  (5,376,451,274)    (247,312,295)   (67,185,245)  (18,595,801)
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations        (264,982,501)    49,573,791   (4,742,161,842)     507,503,857    (68,183,174)   11,091,543
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                       10,468,134      7,538,596    1,785,988,369    3,099,758,346      3,983,588     1,909,458
   Transfers between sub-accounts and
      the company                         (29,343,029)   (14,427,467)    (242,199,046)     217,481,003     13,379,229    28,123,231
   Withdrawals                            (84,905,527)  (139,229,750)    (610,886,468)    (612,079,154)   (50,068,434)  (54,074,248)
   Annual contract fee                     (1,704,740)    (1,847,224)     (47,330,509)     (31,149,274)      (536,418)     (496,583)
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                          (105,485,162)  (147,965,845)     885,572,346    2,674,010,921    (33,242,035)  (24,538,142)
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                        (370,467,663)   (98,392,054)  (3,856,589,496)   3,181,514,778   (101,425,209)  (13,446,599)
Contract owners' equity at beginning of
   period                                 781,227,991    879,620,045   12,027,023,525    8,845,508,747    290,199,264   303,645,863
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Contract owners' equity at end of
   period                               $ 410,760,328  $ 781,227,991  $ 8,170,434,029  $12,027,023,525  $ 188,774,055  $290,199,264
                                        =============  =============  ===============  ===============  =============  ============

                                             2008           2007            2008             2007            2008          2007
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Units, beginning of period                 38,655,362     46,043,879      667,866,837      501,634,818     14,006,009    15,204,994
Units issued                                6,392,610      6,286,547      110,982,072      183,427,768      3,574,962     3,699,273
Units redeemed                             11,956,670     13,675,064       38,964,249       17,195,749      5,222,387     4,898,258
                                        -------------  -------------  ---------------  ---------------  -------------  ------------
Units, end of period                       33,091,302     38,655,362      739,884,660      667,866,837     12,358,584    14,006,009
                                        =============  =============  ===============  ===============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           LMFC
                                                                           Core
                                                                          Equity        LMFC Core Equity
                                          Lifestyle Moderate Series II   Series I          Series II
                                         ------------------------------  --------  ------------  -----------
                                              2008            2007         2008        2008          2007
                                         --------------  --------------  --------  ------------  -----------
Income:
   Dividend distributions                $   78,909,309  $  122,195,776  $ 15,340  $  2,855,068  $        --
Expenses:
   Mortality and expense risk and
      administrative charges                (29,665,102)    (26,091,934)     (660)     (412,401)    (717,073)
                                         --------------  --------------  --------  ------------  -----------
Net investment income (loss)                 49,244,207      96,103,842    14,680     2,442,667     (717,073)
                                         --------------  --------------  --------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions                42,593,493       2,395,730     3,031       819,697    3,145,663
   Net realized gain (loss)                 (25,454,904)     11,642,869      (248)   (6,015,249)   1,145,474
                                         --------------  --------------  --------  ------------  -----------
Realized gains (losses)                      17,138,589      14,038,599     2,783    (5,195,552)   4,291,137
                                         --------------  --------------  --------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                       (605,021,613)    (60,104,793)  (82,096)  (16,911,966)  (6,644,337)
                                         --------------  --------------  --------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations          (538,638,817)     50,037,648   (64,633)  (19,664,851)  (3,070,273)
                                         --------------  --------------  --------  ------------  -----------
Changes from principal transactions:
   Purchase payments                        358,580,229     365,675,289   121,875       500,759    1,595,172
   Transfers between sub-accounts and
      the company                           233,574,001     168,831,108    20,031       893,347   (3,929,813)
   Withdrawals                             (174,496,021)   (150,085,176)       --    (3,880,360)  (4,067,375)
   Annual contract fee                       (6,957,082)     (4,500,570)       --       (81,165)    (102,381)
                                         --------------  --------------  --------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             410,701,127     379,920,651   141,906    (2,567,419)  (6,504,397)
                                         --------------  --------------  --------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                          (127,937,690)    429,958,299    77,273   (22,232,270)  (9,574,670)
Contract owners' equity at beginning of
   period                                 1,817,724,720   1,387,766,421        --    38,277,052   47,851,722
                                         --------------  --------------  --------  ------------  -----------
Contract owners' equity at end of
   period                                $1,689,787,030  $1,817,724,720  $ 77,273  $ 16,044,782  $38,277,052
                                         ==============  ==============  ========  ============  ===========

                                              2008            2007         2008        2008          2007
                                         --------------  --------------  --------  ------------  -----------
Units, beginning of period                  108,763,250      84,168,309        --     2,707,898    3,122,725
Units issued                                 41,548,148      32,964,001    12,269       950,785      655,089
Units redeemed                               12,463,032       8,369,060        --     1,114,312    1,069,916
                                         --------------  --------------  --------  ------------  -----------
Units, end of period                        137,848,366     108,763,250    12,269     2,544,371    2,707,898
                                         ==============  ==============  ========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Marisco International
                                          Opportunities Series II     Mid Cap Index Series I      Mid Cap Index Series II
                                         -------------------------  --------------------------  --------------------------
                                             2008          2007         2008          2007          2008          2007
                                         ------------  -----------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                $    470,252  $   869,601  $    446,905  $    846,388  $    578,365  $    871,742
Expenses:
   Mortality and expense risk and
      administrative charges                 (803,962)    (970,853)     (735,156)   (1,016,745)   (1,327,442)   (1,478,812)
                                         ------------  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                 (333,710)    (101,252)     (288,251)     (170,357)     (749,077)     (607,070)
                                         ------------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions               2,389,786   13,136,111     1,219,004     7,749,589     1,966,692    11,457,319
   Net realized gain (loss)                (8,934,403)   4,296,411    (2,228,863)    7,957,223    (6,294,591)    6,268,781
                                         ------------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (6,544,617)  17,432,522    (1,009,859)   15,706,812    (4,327,899)   17,726,100
                                         ------------  -----------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (27,507,687)  (7,401,897)  (19,766,713)  (11,189,080)  (32,611,910)  (14,142,089)
                                         ------------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (34,386,014)   9,929,373   (21,064,823)    4,347,375   (37,688,886)    2,976,941
                                         ------------  -----------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        3,165,893    5,504,327       249,492       389,796     1,987,954     3,575,207
   Transfers between sub-accounts and
      the company                          (8,477,008)  30,374,952     3,302,820    (6,257,122)   15,278,245    28,139,513
   Withdrawals                             (9,075,794)  (8,523,790)   (7,382,051)  (10,835,468)   (9,499,194)  (15,299,061)
   Annual contract fee                       (128,835)    (129,690)     (127,197)     (144,396)     (361,366)     (316,187)
                                         ------------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (14,515,744)  27,225,799    (3,956,936)  (16,847,190)    7,405,639    16,099,472
                                         ------------  -----------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (48,901,758)  37,155,172   (25,021,759)  (12,499,815)  (30,283,247)   19,076,413
Contract owners' equity at beginning of
   period                                  78,151,979   40,996,807    57,217,884    69,717,699    89,771,244    70,694,831
                                         ------------  -----------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 29,250,221  $78,151,979  $ 32,196,125  $ 57,217,884  $ 59,487,997  $ 89,771,244
                                         ============  ===========  ============  ============  ============  ============

                                             2008         2007          2008          2007          2008          2007
                                         ------------  -----------  ------------  ------------  ------------  ------------
Units, beginning of period                  3,613,945    2,220,125     2,827,829     3,647,695     4,746,817     3,930,705
Units issued                                  950,834    3,314,026       801,631       405,618     1,877,266     2,544,392
Units redeemed                              1,744,103    1,920,206     1,084,370     1,225,484     1,581,660     1,728,280
                                         ------------  -----------  ------------  ------------  ------------  ------------
Units, end of period                        2,820,676    3,613,945     2,545,090     2,827,829     5,042,423     4,746,817
                                         ============  ===========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Mid Cap
                                         Intersection    Mid Cap Intersection
                                           Series I           Series II            Mid Cap Stock Series I
                                         ------------  -----------------------  ---------------------------
                                             2008          2008        2007          2008          2007
                                         ------------  -----------  ----------  -------------  ------------
Income:
   Dividend distributions                  $     8     $        --  $       --  $          --  $         --
Expenses:
   Mortality and expense risk and
      administrative charges                   (12)        (53,544)     (9,784)    (3,482,936)   (4,573,792)
                                           -------     -----------  ----------  -------------  ------------
Net investment income (loss)                    (4)        (53,544)     (9,784)    (3,482,936)   (4,573,792)
                                           -------     -----------  ----------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                   --              --          --      6,455,363    75,725,472
   Net realized gain (loss)                   (666)       (736,655)     (9,921)       365,002    28,922,481
                                           -------     -----------  ----------  -------------  ------------
Realized gains (losses)                       (666)       (736,655)     (9,921)     6,820,365   104,647,953
                                           -------     -----------  ----------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                          (265)     (1,160,563)    (85,581)  (133,461,580)  (40,317,093)
                                           -------     -----------  ----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations             (935)     (1,950,762)   (105,286)  (130,124,151)   59,757,068
                                           -------     -----------  ----------  -------------  ------------
Changes from principal transactions:
   Purchase payments                            --         648,426     520,035      1,754,568     1,479,451
   Transfers between sub-accounts and
      the company                            7,493       2,032,860   1,712,748     21,716,699   (21,764,533)
   Withdrawals                              (1,707)       (343,511)    (21,874)   (37,022,632)  (51,110,535)
   Annual contract fee                          --          (8,444)     (2,327)      (680,893)     (670,115)
                                           -------     -----------  ----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              5,786       2,329,331   2,208,582    (14,232,258)  (72,065,732)
                                           -------     -----------  ----------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                            4,851         378,569   2,103,296   (144,356,409)  (12,308,664)
Contract owners' equity at beginning of
   period                                       --       2,103,296          --    292,411,115   304,719,779
                                           -------     -----------  ----------  -------------  ------------
Contract owners' equity at end of
   period                                  $ 4,851     $ 2,481,865  $2,103,296  $ 148,054,706  $292,411,115
                                           =======     ===========  ==========  =============  ============

                                             2008          2008        2007          2008          2007
                                         ------------  -----------  ----------  -------------  ------------
Units, beginning of period                      --         182,898          --     14,501,521    18,381,353
Units issued                                   814         769,367     206,965      4,087,196     1,351,248
Units redeemed                                 188         573,233      24,067      5,306,233     5,231,080
                                           -------     -----------  ----------  -------------  ------------
Units, end of period                           626         379,032     182,898     13,282,484    14,501,521
                                           =======     ===========  ==========  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                           Mid Cap Stock Series II     Mid Cap Value Series I      Mid Cap Value Series II
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $         --  $         --  $  1,765,257  $  1,959,777  $   1,556,241  $  1,301,043
Expenses:
   Mortality and expense risk and
      administrative charges               (2,260,025)   (2,806,949)   (1,579,807)   (2,779,953)    (1,693,664)   (2,888,833)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)               (2,260,025)   (2,806,949)      185,450      (820,176)      (137,423)   (1,587,790)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions               4,125,739    44,814,776     4,808,930    48,993,654      4,817,769    47,903,398
   Net realized gain (loss)                (3,186,634)   13,210,448   (22,834,402)   11,253,024    (18,134,584)    8,576,030
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                       939,105    58,025,224   (18,025,472)   60,246,678    (13,316,815)   56,479,428
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (77,666,071)  (22,553,157)  (32,744,100)  (58,205,087)   (37,519,906)  (54,153,069)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (78,986,991)   32,665,118   (50,584,122)    1,221,415    (50,974,144)      738,569
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                        4,829,257     8,579,313     1,660,633       722,275        804,786     2,140,208
   Transfers between sub-accounts and
      the company                             817,031     6,548,494   (14,956,428)  (21,582,708)   (11,178,743)  (18,721,176)
   Withdrawals                            (15,018,681)  (26,999,603)  (15,639,825)  (31,031,053)   (12,994,706)  (32,017,382)
   Annual contract fee                       (530,665)     (560,008)     (327,487)     (418,662)      (386,273)     (564,382)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (9,903,058)  (12,431,804)  (29,263,107)  (52,310,148)   (23,754,936)  (49,162,732)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (88,890,049)   20,233,314   (79,847,229)  (51,088,733)   (74,729,080)  (48,424,163)
Contract owners' equity at beginning
   of period                              182,162,343   161,929,029   146,671,433   197,760,166    143,552,635   191,976,798
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 93,272,294  $182,162,343  $ 66,824,204  $146,671,433  $  68,823,555  $143,552,635
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  7,457,432     7,959,255     7,236,421     9,675,201      7,510,604     9,922,000
Units issued                                2,157,118     1,830,405       722,627       458,592        583,260       537,113
Units redeemed                              2,660,932     2,332,228     2,332,402     2,897,372      2,076,567     2,948,509
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        6,953,618     7,457,432     5,626,646     7,236,421      6,017,297     7,510,604
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            ML Global Allocation      Money Market B Series NAV     Money Market Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $     24,389  $     39,289  $    808,435  $  1,491,846  $   5,968,951  $ 14,996,014
Expenses:
   Mortality and expense risk and
      administrative charges                  (17,952)      (23,117)     (594,866)     (505,830)    (5,169,378)   (5,041,339)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                    6,437        16,172       213,569       986,016        799,573     9,954,675
                                         ------------  ------------  ------------  ------------  -------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions                   4,696        69,798            --            --             --            --
   Net realized gain (loss)                    73,736       166,121          (309)       (6,349)       (26,146)      (17,314)
                                         ------------  ------------  ------------  ------------  -------------  -----------
Realized gains (losses)                        78,432       235,919          (309)       (6,349)       (26,146)      (17,314)
                                         ------------  ------------  ------------  ------------  -------------  -----------
Unrealized appreciation (depreciation)
   during the period                         (360,331)      (27,658)           --            --             --            --
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations            (275,462)      224,433       213,260       979,667        773,427     9,937,361
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                               --           519       429,466       309,668      5,523,089    21,430,654
   Transfers between sub-accounts and
      the company                             (85,860)     (239,790)   17,491,934    61,833,589     48,915,079   (30,143,644)
   Withdrawals                               (118,120)     (232,333)  (22,851,518)  (19,858,013)    (1,803,080)      597,626
   Annual contract fee                         (2,955)       (3,677)     (184,515)     (124,736)      (854,523)     (815,061)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                              (206,935)     (475,281)   (5,114,633)   42,160,508     51,780,565    (8,930,425)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                            (482,397)     (250,848)   (4,901,373)   43,140,175     52,553,992     1,006,936
Contract owners' equity at beginning
   of period                                1,520,061     1,770,909    43,140,175            --    312,447,249   311,440,313
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $  1,037,664  $  1,520,061  $ 38,238,802  $ 43,140,175  $ 365,001,241  $312,447,249
                                         ============  ============  ============  ============  =============  ============







                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                     91,452       124,483     3,382,379            --     19,224,624    19,704,917
Units issued                                    1,779         1,314     2,667,916     6,094,823     21,627,888    25,342,787
Units redeemed                                 13,540        34,345     3,068,551     2,712,444     18,244,045    25,823,080
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                           79,691        91,452     2,981,744     3,382,379     22,608,467    19,224,624
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Mutual
                                                                           Shares
                                             Money Market Series II       Series I   Natural Resources Series II
                                         -----------------------------  -----------  ---------------------------
                                              2008            2007          2008          2008          2007
                                         --------------  -------------  -----------  -------------  ------------
Income:
   Dividend distributions                $   11,696,916  $  17,173,017  $   193,407  $     647,704  $  2,040,688
Expenses:
   Mortality and expense risk and
      administrative charges                (13,603,692)    (6,636,489)     (50,306)    (3,605,425)   (3,919,593)
                                         --------------  -------------  -----------  -------------  ------------
Net investment income (loss)                 (1,906,776)    10,536,528      143,101     (2,957,721)   (1,878,905)
                                         --------------  -------------  -----------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                        --             --           --      7,826,683    99,374,761
   Net realized gain (loss)                     131,354       (315,519)     (44,713)   (54,696,669)   19,217,740
                                         --------------  -------------  -----------  -------------  ------------
Realized gains (losses)                         131,354       (315,519)     (44,713)   (46,869,986)  118,592,501
                                         --------------  -------------  -----------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                                 --             --   (3,430,317)   (84,040,000)  (38,478,502)
                                         --------------  -------------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations            (1,775,422)    10,221,009   (3,331,929)  (133,867,707)   78,235,094
                                         --------------  -------------  -----------  -------------  ------------
Changes from principal transactions:
   Purchase payments                        422,101,771    355,786,691    7,661,346      8,428,173    11,469,313
   Transfers between sub-accounts and
      the company                           881,751,341     16,633,788   14,329,106    (19,092,203)    4,495,133
   Withdrawals                             (350,479,994)  (253,110,361)     (81,632)   (31,200,606)  (36,219,795)
   Annual contract fee                       (2,850,772)    (1,134,223)    (217,369)      (638,791)     (632,912)
                                         --------------  -------------  -----------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             950,522,346    118,175,895   21,691,451    (42,503,427)  (20,888,261)
                                         --------------  -------------  -----------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                           948,746,924    128,396,904   18,359,522   (176,371,134)   57,346,833
Contract owners' equity at beginning of
   period                                   434,277,195    305,880,291           --    279,653,618   222,306,785
                                         --------------  -------------  -----------  -------------  ------------
Contract owners' equity at end of
   period                                $1,383,024,119  $ 434,277,195  $18,359,522  $ 103,282,484  $279,653,618
                                         ==============  =============  ===========  =============  ============

                                              2008            2007          2008          2008          2007
                                         --------------  -------------  -----------  -------------  ------------
Units, beginning of period                   33,634,489     24,353,986           --      5,632,699     5,989,474
Units issued                                104,361,951     55,780,577    2,229,538      2,393,190     2,588,471
Units redeemed                               30,899,620     46,500,074       38,258      3,506,043     2,945,246
                                         --------------  -------------  -----------  -------------  ------------
Units, end of period                        107,096,820     33,634,489    2,191,280      4,519,846     5,632,699
                                         ==============  =============  ===========  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                Optimized All
                                                Cap Series II         Optimized Value Series II     Pacific Rim Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008           2007         2008           2007          2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $    538,531  $  1,188,366  $    351,919  $    285,509  $     433,583  $    896,325
Expenses:
   Mortality and expense risk and
      administrative charges               (1,359,407)   (1,432,374)     (262,817)     (317,438)      (453,187)     (742,993)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (820,876)     (244,008)       89,102       (31,929)       (19,604)      153,332
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                      --    12,431,349            --     1,179,565        795,947    12,192,862
   Net realized gain (loss)                (9,286,750)      304,502    (1,615,709)     (179,836)    (6,863,162)    7,144,072
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                    (9,286,750)   12,735,851    (1,615,709)      999,729     (6,067,215)   19,336,934
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (36,664,216)  (17,110,335)   (7,023,729)   (3,738,411)    (8,925,616)  (15,706,396)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (46,771,842)   (4,618,492)   (8,550,336)   (2,770,611)   (15,012,435)    3,783,870
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                          651,755       550,717       119,760       122,302        409,106       244,003
   Transfers between sub-accounts and
      the company                          (7,536,657)  138,472,582    (2,015,968)   25,361,755     (6,396,722)   (6,042,518)
   Withdrawals                             (8,918,010)  (17,302,097)   (1,874,603)   (4,342,514)    (4,667,985)   (9,853,721)
   Annual contract fee                       (451,856)     (353,309)      (84,272)      (67,704)       (77,884)     (107,156)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (16,254,768)  121,367,893    (3,855,083)   21,073,839    (10,733,485)  (15,759,392)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (63,026,610)  116,749,401   (12,405,419)   18,303,228    (25,745,920)  (11,975,522)
Contract owners' equity at beginning
   of period                              120,043,351     3,293,950    23,442,366     5,139,138     43,926,232    55,901,754
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 57,016,741  $120,043,351  $ 11,036,947  $ 23,442,366  $  18,180,312  $ 43,926,232
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  5,614,030       157,118     1,358,278       277,591      2,850,036     3,952,042
Units issued                                  405,956     7,357,908        66,171     1,546,360        449,046       724,565
Units redeemed                              1,248,994     1,900,996       317,282       465,673      1,277,968     1,826,571
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        4,770,992     5,614,030     1,107,167     1,358,278      2,021,114     2,850,036
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Pacific Rim Series II   PIM Classic Value Series II  PIMCO VIT All Asset Series II
                                         --------------------------  --------------------------  -----------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $    294,067  $    611,897  $    230,577  $    325,916  $   1,400,989  $  2,082,438
Expenses:
   Mortality and expense risk and
      administrative charges                 (419,391)     (671,401)     (231,884)     (425,338)      (412,119)     (499,408)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                 (125,324)      (59,504)       (1,307)      (99,422)       988,870     1,583,030
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                 734,533    10,513,543       238,983     2,614,838         68,363            --
   Net realized gain (loss)                (9,059,248)    2,672,521    (7,770,212)    1,459,806     (1,470,470)       19,885
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                    (8,324,715)   13,186,064    (7,531,229)    4,074,644     (1,402,107)       19,885
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (3,966,829)  (10,507,804)   (1,437,862)   (7,219,595)    (4,773,598)      255,180
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (12,416,868)    2,618,756    (8,970,398)   (3,244,373)    (5,186,835)    1,858,095
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                        1,337,254     2,655,871       766,577     1,682,561         77,274       217,632
   Transfers between sub-accounts and
      the company                         (10,458,588)      230,133      (995,049)   (8,818,530)     1,070,045    (9,789,441)
   Withdrawals                             (3,696,646)   (5,352,696)   (1,942,031)   (3,137,811)    (3,600,384)   (4,568,246)
   Annual contract fee                        (85,128)     (123,256)      (42,064)      (56,939)       (71,473)      (76,170)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (12,903,108)   (2,589,948)   (2,212,567)  (10,330,719)    (2,524,538)  (14,216,225)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (25,319,976)       28,808   (11,182,965)  (13,575,092)    (7,711,373)  (12,358,130)
Contract owners' equity at beginning
   of period                               39,752,807    39,723,999    20,613,743    34,188,835     27,808,742    40,166,872
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 14,432,831  $ 39,752,807  $  9,430,778  $ 20,613,743  $  20,097,369  $ 27,808,742
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  1,748,484     1,839,479     1,439,118     2,036,668      1,761,138     2,705,463
Units issued                                  504,336       888,191     1,118,127       682,343        646,784       319,786
Units redeemed                              1,156,563       979,186     1,319,568     1,279,893        866,171     1,264,111
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        1,096,257     1,748,484     1,237,677     1,439,118      1,541,751     1,761,138
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               Quantitative Mid            Quantitative Mid         Real Estate Securities
                                                 Cap Series I               Cap Series II                 Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007          2008           2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $      2,325  $     32,147  $        785  $     73,474  $   2,535,256  $   3,992,843
Expenses:
   Mortality and expense risk and
      administrative charges                  (26,975)     (123,118)     (100,529)     (347,407)    (1,226,449)    (2,323,025)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net investment income (loss)                  (24,650)      (90,971)      (99,744)     (273,933)     1,308,807      1,669,818
                                         ------------  ------------  ------------  ------------  -------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions                   5,606     1,402,881        20,884     3,469,350      1,232,256     74,905,383
   Net realized gain (loss)                (1,944,689)     (993,163)   (6,131,490)   (1,116,112)   (39,068,560)    (6,646,643)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Realized gains (losses)                    (1,939,083)      409,718    (6,110,606)    2,353,238    (37,836,304)    68,258,740
                                         ------------  ------------  ------------  ------------  -------------  -------------
Unrealized appreciation (depreciation)
   during the period                        1,707,888      (460,833)    5,290,840    (4,019,442)     2,114,300    (93,597,637)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from operations            (255,845)     (142,086)     (919,510)   (1,940,137)   (34,413,197)   (23,669,079)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Changes from principal transactions:
   Purchase payments                           12,365        61,180        56,639       188,319        352,874        724,486
   Transfers between sub-accounts and
      the company                          (5,916,380)   (2,009,248)  (21,441,360)   19,019,961     (8,234,288)   (34,570,254)
   Withdrawals                               (340,568)   (1,254,611)     (964,283)   (3,586,308)   (14,207,800)   (24,391,474)
   Annual contract fee                         (4,329)      (17,776)      (30,593)      (80,003)      (182,058)      (283,891)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (6,248,912)   (3,220,455)  (22,379,597)   15,541,969    (22,271,272)   (58,521,133)
                                         ------------  ------------  ------------  ------------  -------------  -------------
Total increase (decrease) in contract
   owners' equity                          (6,504,757)   (3,362,541)  (23,299,107)   13,601,832    (56,684,469)   (82,190,212)
Contract owners' equity at beginning
   of period                                6,504,757     9,867,298    23,299,107     9,697,275    103,497,312    185,687,524
                                         ------------  ------------  ------------  ------------  -------------  -------------
Contract owners' equity at end of
   period                                $         --  $  6,504,757  $         --  $ 23,299,107  $  46,812,843  $ 103,497,312
                                         ============  ============  ============  ============  =============  =============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                    479,164       699,910     1,360,671       548,247      3,404,402     5,075,483
Units issued                                   21,651        45,682         9,496     1,295,563        453,880       520,754
Units redeemed                                500,815       266,428     1,370,167       483,139      1,274,330     2,191,835
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                               --       479,164            --     1,360,671      2,583,952     3,404,402
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                 Real Estate                                         Science & Technology
                                            Securities Series II     Real Return Bond Series II            Series I
                                         --------------------------  --------------------------  ---------------------------
                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions                $  2,508,008  $  3,099,884  $    554,730  $  5,803,633  $          --  $         --
Expenses:
   Mortality and expense risk and
      administrative charges               (1,391,452)   (2,308,552)   (1,598,704)   (1,463,865)    (1,909,965)   (2,904,224)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                1,116,556       791,332    (1,043,974)    4,339,768     (1,909,965)   (2,904,224)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions               1,280,156    68,039,958     2,491,658            --             --            --
   Net realized gain (loss)               (40,964,824)   (8,600,451)   (2,620,098)   (1,162,469)     8,921,654    14,940,136
                                         ------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                   (39,684,668)   59,439,507      (128,440)   (1,162,469)     8,921,654    14,940,136
                                         ------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                          439,697   (85,046,365)  (13,383,488)    4,752,155    (78,621,890)   19,675,520
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (38,128,415)  (24,815,526)  (14,555,902)    7,929,454    (71,610,201)   31,711,432
                                         ------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                        2,874,809     7,927,639       460,003     1,004,532      1,121,569     1,669,032
   Transfers between sub-accounts and
      the company                          (7,307,048)   (6,307,675)   18,709,294      (817,446)   (15,505,791)  (28,405,945)
   Withdrawals                            (10,476,377)  (23,008,446)  (15,815,247)  (16,381,941)   (19,501,803)  (29,344,895)
   Annual contract fee                       (305,046)     (433,734)     (244,389)     (191,805)      (400,174)     (544,811)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (15,213,662)  (21,822,216)    3,109,661   (16,386,660)   (34,286,199)  (56,626,619)
                                         ------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (53,342,077)  (46,637,742)  (11,446,241)   (8,457,206)  (105,896,400)  (24,915,187)
Contract owners' equity at beginning of
   period                                 106,982,665   153,620,407    89,175,625    97,632,831    183,286,811   208,201,998
                                         ------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $ 53,640,588  $106,982,665  $ 77,729,384  $ 89,175,625  $  77,390,411  $183,286,811
                                         ============  ============  ============  ============  =============  ============

                                             2008          2007          2008          2007           2008          2007
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  4,179,110     4,890,295     5,983,075     7,163,412     14,544,121    19,134,560
Units issued                                  991,243     1,703,815     4,510,146     1,339,521        992,686     1,588,749
Units redeemed                              1,601,127     2,415,000     4,503,188     2,519,858      4,232,336     6,179,188
                                         ------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        3,569,226     4,179,110     5,990,033     5,983,075     11,304,471    14,544,121
                                         ============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Science & Technology           Scudder Equity             Scudder Fixed
                                                  Series II                Index 500 -- B               Income -- B
                                         --------------------------  -------------------------  --------------------------
                                             2008          2007          2008          2007         2008          2007
                                         ------------  ------------  ------------  -----------  ------------  ------------
Income:
   Dividend distributions                $         --  $         --  $    463,509  $   393,818  $  2,850,334  $  2,310,113
Expenses:
   Mortality and expense risk and
      administrative charges                 (694,348)     (919,333)     (351,272)    (527,116)     (651,857)     (877,957)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Net investment income (loss)                 (694,348)     (919,333)      112,237     (133,298)    2,198,477     1,432,156
                                         ------------  ------------  ------------  -----------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                      --            --            --           --            --            --
   Net realized gain (loss)                 1,180,876     4,772,783       (67,341)   1,936,097    (1,973,563)     (457,962)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Realized gains (losses)                     1,180,876     4,772,783       (67,341)   1,936,097    (1,973,563)     (457,962)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (25,428,660)    4,202,264   (10,167,926)    (559,952)   (9,002,696)      132,070
                                         ------------  ------------  ------------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (24,942,132)    8,055,714   (10,123,030)   1,242,847    (8,777,782)    1,106,264
                                         ------------  ------------  ------------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        1,798,519     2,869,797       532,321      490,694       202,199       564,042
   Transfers between sub-accounts and
      the company                          (7,214,558)    7,676,341      (348,153)  (2,660,147)   (6,279,616)   (1,960,984)
   Withdrawals                             (5,613,957)  (10,047,848)   (2,639,762)  (7,298,335)   (4,854,554)  (10,959,690)
   Annual contract fee                       (165,671)     (201,605)     (120,247)    (155,522)     (198,751)     (226,011)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (11,195,667)      296,685    (2,575,841)  (9,623,310)  (11,130,722)  (12,582,643)
                                         ------------  ------------  ------------  -----------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (36,137,799)    8,352,399   (12,698,871)  (8,380,463)  (19,908,504)  (11,476,379)
Contract owners' equity at beginning
   of period                               63,302,574    54,950,175    28,468,212   36,848,675    48,822,843    60,299,222
                                         ------------  ------------  ------------  -----------  ------------  ------------
Contract owners' equity at end of
   period                                $ 27,164,775  $ 63,302,574  $ 15,769,341  $28,468,212  $ 28,914,339  $ 48,822,843
                                         ============  ============  ============  ===========  ============  ============

                                             2008          2007          2008         2007          2008          2007
                                         ------------  ------------  ------------  -----------  ------------  ------------
Units, beginning of period                  4,022,564     4,062,323     1,252,764    1,674,427     3,489,402     4,404,715
Units issued                                  814,951     1,866,971       131,262      119,408        88,651       214,988
Units redeemed                              1,688,996     1,906,730       258,508      541,071       964,002     1,130,301
                                         ------------  ------------  ------------  -----------  ------------  ------------
Units, end of period                        3,148,519     4,022,564     1,125,518    1,252,764     2,614,051     3,489,402
                                         ============  ============  ============  ===========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          Small Cap
                                          Small Cap Index Series I    Small Cap Index Series II    Opportunities Series I
                                         --------------------------  --------------------------  --------------------------
                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions                $    278,003  $    582,055  $    755,516  $  1,008,918  $    958,268  $  1,407,198
Expenses:
   Mortality and expense risk and
      administrative charges                 (345,220)     (549,769)   (1,176,539)   (1,413,034)     (629,464)   (1,127,702)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)                  (67,217)       32,286      (421,023)     (404,116)      328,804       279,496
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions                 235,984     4,498,423       781,733     9,544,162     1,337,802     4,278,210
   Net realized gain (loss)                (1,048,953)    2,842,184    (5,058,808)    2,399,866    (2,511,354)    5,575,814
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                      (812,969)    7,340,607    (4,277,075)   11,944,028    (1,173,552)    9,854,024
                                         ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (8,223,148)   (8,371,148)  (24,960,572)  (18,778,963)  (20,788,720)  (15,722,756)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (9,103,334)     (998,255)  (29,658,670)   (7,239,051)  (21,633,468)   (5,589,236)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                           89,029       189,988       735,589       881,300       155,203       315,579
   Transfers between sub-accounts and
      the company                          (1,889,544)   (4,802,593)   (7,336,475)   73,046,413    (4,688,452)  (12,330,717)
   Withdrawals                             (3,231,999)   (5,246,611)   (7,133,652)  (15,025,848)   (6,064,067)  (11,785,351)
   Annual contract fee                        (61,942)      (82,179)     (359,430)     (327,255)     (110,647)     (160,549)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (5,094,456)   (9,941,395)  (14,093,968)   58,574,610   (10,707,963)  (23,961,038)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (14,197,790)  (10,939,650)  (43,752,638)   51,335,559   (32,341,431)  (29,550,274)
Contract owners' equity at beginning
   of period                               29,607,850    40,547,500    95,873,608    44,538,049    58,486,467    88,036,741
                                         ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 15,410,060  $ 29,607,850  $ 52,120,970  $ 95,873,608  $ 26,145,036  $ 58,486,467
                                         ============  ============  ============  ============  ============  ============

                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                  1,722,251     2,273,619     5,337,612     2,384,686     2,601,624     3,561,237
Units issued                                  190,719       126,030       340,693     4,474,349       162,874       164,272
Units redeemed                                538,379       677,398     1,222,817     1,521,423       723,368     1,123,885
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                        1,374,591     1,722,251     4,455,488     5,337,612     2,041,130     2,601,624
                                         ============  ============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                  Small Cap                                           Small Company
                                           Opportunities Series II     Small Cap Value Focus         Value Series I
                                         --------------------------  ------------------------  --------------------------
                                             2008          2007          2008         2007         2008          2007
                                         ------------  ------------  -----------  -----------  ------------  ------------
Income:
   Dividend distributions received       $    711,642  $    889,918  $    38,958  $    15,574  $    819,998  $    289,878
Expenses:
   Mortality and expense risk and
      administrative charges                 (547,798)     (948,663)    (119,464)    (202,049)   (1,816,937)   (2,874,171)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net investment income (loss)                  163,844       (58,745)     (80,506)    (186,475)     (996,939)   (2,584,293)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      1,076,903     3,379,998      213,212    1,967,696     2,242,588    28,431,903
   Net realized gain (loss)                (1,514,816)    3,908,704   (1,238,375)     132,049    (3,454,536)   18,898,458
                                         ------------  ------------  -----------  -----------  ------------  ------------
Realized gains (losses)                      (437,913)    7,288,702   (1,025,163)   2,099,745    (1,211,948)   47,330,361
                                         ------------  ------------  -----------  -----------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (17,585,517)  (11,981,163)  (2,597,841)  (2,082,169)  (32,884,634)  (47,276,330)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (17,859,586)   (4,751,206)  (3,703,510)    (168,899)  (35,093,521)   (2,530,262)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          704,836     1,657,413        1,580        3,575       540,904       901,028
   Transfers between sub-accounts and
      the company                          (3,736,405)   (5,766,555)  (1,629,694)  (1,638,751)  (16,657,795)  (31,027,262)
   Withdrawals                             (3,927,938)  (10,544,296)  (1,084,788)  (1,871,168)  (19,945,072)  (30,612,279)
   Annual contract fee                       (133,560)     (195,703)     (25,480)     (34,390)     (298,887)     (379,021)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (7,093,067)  (14,849,141)  (2,738,382)  (3,540,734)  (36,360,850)  (61,117,534)
                                         ------------  ------------  -----------  -----------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (24,952,653)  (19,600,347)  (6,441,892)  (3,709,633)  (71,454,371)  (63,647,796)
Contract owners' equity at beginning
   of period                               47,273,342    66,873,689   11,280,274   14,989,907   150,842,006   214,489,802
                                         ------------  ------------  -----------  -----------  ------------  ------------
Contract owners' equity at end of
   period                                $ 22,320,689  $ 47,273,342  $ 4,838,382  $11,280,274  $ 79,387,635  $150,842,006
                                         ============  ============  ===========  ===========  ============  ============

                                             2008          2007         2008         2007          2008          2007
                                         ------------  ------------  -----------  -----------  ------------  ------------
Units, beginning of period                  2,158,038     2,748,812      298,503      361,524     6,598,777     9,132,897
Units issued                                  161,936       236,177        9,389        6,265       553,314       203,644
Units redeemed                                515,147       826,951       83,270       69,286     2,316,614     2,737,764
                                         ------------  ------------  -----------  -----------  ------------  ------------
Units, end of period                        1,804,827     2,158,038      224,622      298,503     4,835,477     6,598,777
                                         ============  ============  ===========  ===========  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                Small Company
                                               Value Series II         Strategic Bond Series I    Strategic Bond Series II
                                         --------------------------  --------------------------  --------------------------
                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $    484,227  $         --  $  5,852,108  $ 11,694,963  $  4,490,225  $  8,136,499
Expenses:
   Mortality and expense risk and
      administrative charges               (1,668,553)   (2,488,167)   (1,372,617)   (1,896,059)   (1,130,198)   (1,517,547)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net investment income (loss)               (1,184,326)   (2,488,167)    4,479,491     9,798,904     3,360,027     6,618,952
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received      1,897,220    23,085,510            --            --            --            --
   Net realized gain (loss)                (6,988,725)   12,072,739    (5,377,210)    2,100,498    (5,625,383)      307,318
                                         ------------  ------------  ------------  ------------  ------------  ------------
Realized gains (losses)                    (5,091,505)   35,158,249    (5,377,210)    2,100,498    (5,625,383)      307,318
                                         ------------  ------------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (25,814,555)  (35,483,958)  (16,069,180)  (13,838,800)  (10,622,877)   (8,647,220)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (32,090,386)   (2,813,876)  (16,966,899)   (1,939,398)  (12,888,233)   (1,720,950)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                        2,424,057     6,184,923       200,805       368,223     1,871,150     5,285,360
   Transfers between sub-accounts and
      the company                         (11,351,698)  (22,929,182)  (12,634,797)    6,120,260   (12,523,316)   (2,388,260)
   Withdrawals                            (13,130,583)  (26,422,723)  (19,897,774)  (23,506,460)  (10,384,012)  (12,521,701)
   Annual contract fee                       (375,973)     (496,073)     (109,607)     (145,349)     (229,859)     (266,646)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (22,434,197)  (43,663,055)  (32,441,373)  (17,163,326)  (21,266,037)   (9,891,247)
                                         ------------  ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (54,524,583)  (46,476,931)  (49,408,272)  (19,102,724)  (34,154,270)  (11,612,197)
Contract owners' equity at beginning of
   period                                 125,797,753   172,274,684   115,930,647   135,033,371    85,480,105    97,092,302
                                         ------------  ------------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 71,273,170  $125,797,753  $ 66,522,375  $115,930,647  $ 51,325,835  $ 85,480,105
                                         ============  ============  ============  ============  ============  ============

                                             2008          2007          2008          2007          2008          2007
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, beginning of period                  6,480,945     8,526,743     5,698,598     6,540,056     5,438,541     6,041,040
Units issued                                1,022,552       629,925       274,530       821,030       474,734       974,241
Units redeemed                              2,337,085     2,675,723     2,016,287     1,662,488     1,930,464     1,576,740
                                         ------------  ------------  ------------  ------------  ------------  ------------
Units, end of period                        5,166,412     6,480,945     3,956,841     5,698,598     3,982,811     5,438,541
                                         ============  ============  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               T Rowe Price
                                            Mid Value Series II       Total Return Series I      Total Return Series II
                                         ------------------------  --------------------------  --------------------------
                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $    99,030  $   285,786  $ 12,093,046  $ 19,743,403  $ 11,005,087  $ 14,728,659
Expenses:
   Mortality and expense risk and
      administrative charges                (166,493)    (262,171)   (3,912,085)   (4,064,738)   (3,751,589)   (3,347,073)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                 (67,463)      23,615     8,180,961    15,678,665     7,253,498    11,381,586
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received       247,972    3,395,980     2,826,370            --     2,453,389            --
   Net realized gain (loss)               (2,396,164)     307,284    (2,146,233)   (1,296,817)     (987,730)   (1,332,795)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses)                   (2,148,192)   3,703,264       680,137    (1,296,817)    1,465,659    (1,332,795)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (2,203,338)  (3,958,027)   (6,297,224)    2,769,307    (7,050,715)    2,738,206
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (4,418,993)    (231,148)    2,563,874    17,151,155     1,668,442    12,786,997
                                         -----------  -----------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                         177,455      320,987       973,709     1,044,627    13,075,925    11,284,526
   Transfers between sub-accounts and
      the company                         (1,354,347)   1,744,761    30,349,955    (3,675,029)   46,773,698    (1,074,557)
   Withdrawals                            (1,567,614)  (2,763,461)  (50,763,204)  (45,704,062)  (32,179,500)  (33,330,257)
   Annual contract fee                       (27,280)     (39,016)     (563,609)     (488,211)     (663,721)     (544,957)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (2,771,786)    (736,729)  (20,003,149)  (48,822,675)   27,006,402   (23,665,245)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (7,190,779)    (967,877)  (17,439,275)  (31,671,520)   28,674,844   (10,878,248)
Contract owners' equity at beginning of
   period                                 14,516,220   15,484,097   254,966,759   286,638,279   204,912,106   215,790,354
                                         -----------  -----------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 7,325,441  $14,516,220  $237,527,484  $254,966,759  $233,586,950  $204,912,106
                                         ===========  ===========  ============  ============  ============  ============

                                             2008         2007          2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, beginning of period                   889,968      937,625    14,285,278    17,147,454    13,299,866    14,889,527
Units issued                                 242,318      438,720     3,557,856     1,471,745     7,508,339     2,159,802
Units redeemed                               432,133      486,377     4,680,659     4,333,921     5,728,642     3,749,463
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, end of period                         700,153      889,968    13,162,475    14,285,278    15,079,563    13,299,866
                                         ===========  ===========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                             Total Stock Market         Total Stock Market
                                              Index Series I             Index Series II             U.S. Core Series I
                                         -------------------------  -------------------------  ----------------------------
                                             2008          2007         2008          2007          2008          2007
                                         ------------  -----------  ------------  -----------  -------------  -------------
Income:
   Dividend distributions received       $    266,790  $   618,379  $    689,108  $   941,951  $   5,385,685  $  14,059,110
Expenses:
   Mortality and expense risk and
      administrative charges                 (279,810)    (437,692)     (834,847)  (1,008,169)    (5,401,452)    (9,510,009)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Net investment income (loss)                  (13,020)     180,687      (145,739)     (66,218)       (15,767)     4,549,101
                                         ------------  -----------  ------------  -----------  -------------  -------------
Realized gains (losses) on investments:
   Capital gain distributions received         35,152    1,014,193       101,346    2,378,784      4,416,784     54,543,863
   Net realized gain (loss)                   745,590    2,970,974    (1,491,200)   1,759,759   (241,357,387)   (62,920,640)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Realized gains (losses)                       780,742    3,985,167    (1,389,854)   4,138,543   (236,940,603)    (8,376,777)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Unrealized appreciation (depreciation)
   during the period                       (8,805,726)  (3,041,100)  (22,497,509)  (4,235,649)    72,488,039      6,124,930
                                         ------------  -----------  ------------  -----------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from operations          (8,038,004)   1,124,754   (24,033,102)    (163,324)  (164,468,331)     2,297,254
                                         ------------  -----------  ------------  -----------  -------------  -------------
Changes from principal transactions:
   Purchase payments                           53,841      154,688       457,608      820,343      1,132,012      2,313,430
   Transfers between sub-accounts and
      the company                          (2,440,385)  (3,150,813)   (6,079,674)  51,093,906   (320,467,985)   (63,868,823)
   Withdrawals                             (2,979,062)  (3,531,922)   (5,796,889)  (9,884,844)   (66,692,575)  (116,929,575)
   Annual contract fee                        (38,643)     (53,005)     (266,347)    (246,818)      (555,240)      (831,405)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (5,404,249)  (6,581,052)  (11,685,302)  41,782,587   (386,583,788)  (179,316,373)
                                         ------------  -----------  ------------  -----------  -------------  -------------
Total increase (decrease) in contract
   owners' equity                         (13,442,253)  (5,456,298)  (35,718,404)  41,619,263   (551,052,119)  (177,019,119)
Contract owners' equity at beginning of
   period                                  24,997,000   30,453,298    71,822,066   30,202,803    551,052,119    728,071,238
                                         ------------  -----------  ------------  -----------  -------------  -------------
Contract owners' equity at end of
   period                                $ 11,554,747  $24,997,000  $ 36,103,662  $71,822,066  $          --  $ 551,052,119
                                         ============  ===========  ============  ===========  =============  =============

                                             2008          2007         2008          2007          2008          2007
                                         ------------  -----------  ------------  -----------  -------------  -------------
Units, beginning of period                  1,875,342    2,366,410     4,118,314    1,795,635     22,294,779     29,245,565
Units issued                                  104,966      185,259       156,482    3,446,980        207,658        260,785
Units redeemed                                574,896      676,327       927,140    1,124,301     22,502,437      7,211,571
                                         ------------  -----------  ------------  -----------  -------------  -------------
Units, end of period                        1,405,412    1,875,342     3,347,656    4,118,314             --     22,294,779
                                         ============  ===========  ============  ===========  =============  =============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        U.S. Global Leaders        U.S. Global Leaders
                                             U.S. Core Series II          Growth Series I           Growth Series II
                                         --------------------------  -------------------------  -------------------------
                                             2008          2007          2008          2007         2008          2007
                                         ------------  ------------  ------------  -----------  ------------  -----------
Income:
   Dividend distributions received       $    489,224  $  1,284,606  $     88,665  $   347,431  $     63,229  $   198,280
Expenses:
   Mortality and expense risk and
      administrative charges                 (662,097)   (1,129,876)     (110,541)    (431,577)      (92,526)    (373,055)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Net investment income (loss)                 (172,873)      154,730       (21,876)     (84,146)      (29,297)    (174,775)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Realized gains (losses) on investments:
   Capital gain distributions received        493,638     5,989,776     3,192,802           --     2,512,683           --
   Net realized gain (loss)               (23,962,916)    2,416,010    (1,359,281)     775,242      (945,353)     678,625
                                         ------------  ------------  ------------  -----------  ------------  -----------
Realized gains (losses)                   (23,469,278)    8,405,786     1,833,521      775,242     1,567,330      678,625
                                         ------------  ------------  ------------  -----------  ------------  -----------
Unrealized appreciation (depreciation)
   during the period                        5,158,494    (8,656,596)   (1,890,716)    (112,208)   (1,629,033)     (72,733)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from operations         (18,483,657)      (96,080)      (79,071)     578,888       (91,000)     431,117
                                         ------------  ------------  ------------  -----------  ------------  -----------
Changes from principal transactions:
   Purchase payments                          310,459       659,979        25,507      158,818        76,841      376,161
   Transfers between sub-accounts and
      the company                         (37,811,252)   (7,390,957)  (23,999,218)  (2,301,550)  (19,089,146)  (2,672,345)
   Withdrawals                             (4,593,781)  (10,329,977)   (1,161,165)  (4,744,538)     (793,962)  (3,839,261)
   Annual contract fee                       (147,988)     (229,449)      (23,108)     (75,410)      (18,271)     (78,108)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (42,242,562)  (17,290,404)  (25,157,984)  (6,962,680)  (19,824,538)  (6,213,553)
                                         ------------  ------------  ------------  -----------  ------------  -----------
Total increase (decrease) in contract
   owners' equity                         (60,726,219)  (17,386,484)  (25,237,055)  (6,383,792)  (19,915,538)  (5,782,436)
Contract owners' equity at beginning of
   period                                  60,726,219    78,112,703    25,237,055   31,620,847    19,915,538   25,697,974
                                         ------------  ------------  ------------  -----------  ------------  -----------
Contract owners' equity at end of
   period                                $         --  $ 60,726,219  $         --  $25,237,055  $         --  $19,915,538
                                         ============  ============  ============  ===========  ============  ===========

                                             2008          2007          2008          2007         2008          2007
                                         ------------  ------------  ------------  -----------  ------------  -----------
Units, beginning of period                  4,303,291     5,504,158     1,900,451    2,430,020     1,509,637    1,984,361
Units issued                                   63,067       147,049        35,211      117,634         9,289       78,057
Units redeemed                              4,366,358     1,347,916     1,935,662      647,203     1,518,926      552,781
                                         ------------  ------------  ------------  -----------  ------------  -----------
Units, end of period                               --     4,303,291            --    1,900,451            --    1,509,637
                                         ============  ============  ============  ===========  ============  ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               U.S. Government             U.S. Government           U.S. High Yield
                                             Securities Series I        Securities Series II            Series II
                                         --------------------------  --------------------------  ----------------------
                                             2008          2007          2008          2007         2008        2007
                                         ------------  ------------  ------------  ------------  ----------  ----------
Income:
   Dividend distributions received       $  4,179,044  $ 10,570,930  $  2,912,003  $  5,668,492  $  118,054  $  237,233
Expenses:
   Mortality and expense risk and
      administrative charges               (1,697,467)   (1,946,924)   (1,192,082)   (1,164,159)    (28,939)    (38,122)
                                         ------------  ------------  ------------  ------------  ----------  ----------
Net investment income (loss)                2,481,577     8,624,006     1,719,921     4,504,333      89,115     199,111
                                         ------------  ------------  ------------  ------------  ----------  ----------
Realized gains (losses) on investments:
   Capital gain distributions received             --            --            --            --          --          --
   Net realized gain (loss)                (5,079,312)   (2,191,076)   (3,174,308)   (1,024,622)   (161,357)     15,157
                                         ------------  ------------  ------------  ------------  ----------  ----------
Realized gains (losses)                    (5,079,312)   (2,191,076)   (3,174,308)   (1,024,622)   (161,357)     15,157
                                         ------------  ------------  ------------  ------------  ----------  ----------
Unrealized appreciation (depreciation)
   during the period                       (1,017,887)   (4,359,727)     (944,712)   (2,533,123)   (312,935)   (183,812)
                                         ------------  ------------  ------------  ------------  ----------  ----------
Net increase (decrease) in contract
   owners' equity from operations          (3,615,622)    2,073,203    (2,399,099)      946,588    (385,177)     30,456
                                         ------------  ------------  ------------  ------------  ----------  ----------
Changes from principal transactions:
   Purchase payments                          418,220       965,956     4,880,999     2,917,349      16,442      51,359
   Transfers between sub-accounts and
      the company                           8,214,434     4,433,640    20,479,755     4,978,617     711,788     123,537
   Withdrawals                            (20,429,361)  (23,312,674)  (11,948,389)  (12,960,529)   (407,730)   (617,194)
   Annual contract fee                       (187,741)     (179,845)     (180,821)     (165,632)     (4,104)     (4,068)
                                         ------------  ------------  ------------  ------------  ----------  ----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (11,984,448)  (18,092,923)   13,231,544    (5,230,195)    316,396    (446,366)
                                         ------------  ------------  ------------  ------------  ----------  ----------
Total increase (decrease) in contract
   owners' equity                         (15,600,070)  (16,019,720)   10,832,445    (4,283,607)    (68,781)   (415,910)
Contract owners' equity at beginning of
   period                                 120,827,665   136,847,385    70,264,181    74,547,788   2,123,558   2,539,468
                                         ------------  ------------  ------------  ------------  ----------  ----------
Contract owners' equity at end of
   period                                $105,227,595  $120,827,665  $ 81,096,626  $ 70,264,181  $2,054,777  $2,123,558
                                         ============  ============  ============  ============  ==========  ==========

                                             2008          2007          2008          2007         2008        2007
                                         ------------  ------------  ------------  ------------  ----------  ----------
Units, beginning of period                  6,153,456     7,000,426     5,107,643     5,486,202     151,673     183,393
Units issued                                2,307,132     1,128,168     5,007,103     1,679,580     198,709     276,873
Units redeemed                              2,921,319     1,975,138     4,016,353     2,058,139     161,670     308,593
                                         ------------  ------------  ------------  ------------  ----------  ----------
Units, end of period                        5,539,269     6,153,456     6,098,393     5,107,643     188,712     151,673
                                         ============  ============  ============  ============  ==========  ==========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                               U.S. Large Cap               U.S. Large Cap
                                               Value Series I               Value Series II          UBS Large Cap Series I
                                         ---------------------------  --------------------------  ---------------------------
                                              2008          2007          2008          2007           2008          2007
                                         -------------  ------------  ------------  ------------  -------------  ------------
Income:
   Dividend distributions received       $   3,164,296  $  2,631,686  $  1,224,628  $    686,284  $   2,384,036  $  1,432,907
Expenses:
   Mortality and expense risk and
      administrative charges                (2,204,275)   (3,721,139)     (955,329)   (1,523,914)    (2,638,120)   (2,700,096)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Net investment income (loss)                   960,021    (1,089,453)      269,299      (837,630)      (254,084)   (1,267,189)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received              --            --            --            --             --    11,379,074
   Net realized gain (loss)                  4,074,197    26,371,067     1,476,135    10,820,446    (13,854,748)      639,965
                                         -------------  ------------  ------------  ------------  -------------  ------------
Realized gains (losses)                      4,074,197    26,371,067     1,476,135    10,820,446    (13,854,748)   12,019,039
                                         -------------  ------------  ------------  ------------  -------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (74,929,813)  (26,522,699)  (30,150,756)  (10,557,642)   (72,608,701)  (25,463,388)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from operations          (69,895,595)   (1,241,085)  (28,405,322)     (574,826)   (86,717,533)  (14,711,538)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Changes from principal transactions:
   Purchase payments                           510,195     1,061,619     1,501,545     3,984,790        820,594       823,642
   Transfers between sub-accounts and
      the company                          (15,557,150)  (30,706,144)   (4,434,714)  (13,023,686)   (13,345,993)  289,332,903
   Withdrawals                             (25,126,076)  (40,530,653)   (5,806,869)  (12,567,113)   (27,519,689)  (30,385,255)
   Annual contract fee                        (380,062)     (509,892)     (229,243)     (301,476)      (284,089)     (234,009)
                                         -------------  ------------  ------------  ------------  -------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            (40,553,093)  (70,685,070)   (8,969,281)  (21,907,485)   (40,329,177)  259,537,281
                                         -------------  ------------  ------------  ------------  -------------  ------------
Total increase (decrease) in contract
   owners' equity                         (110,448,688)  (71,926,155)  (37,374,603)  (22,482,311)  (127,046,710)  244,825,743
Contract owners' equity at beginning of
   period                                  203,732,919   275,659,074    78,591,932   101,074,243    244,825,743            --
                                         -------------  ------------  ------------  ------------  -------------  ------------
Contract owners' equity at end of
   period                                $  93,284,231  $203,732,919  $ 41,217,329  $ 78,591,932  $ 117,779,033  $244,825,743
                                         =============  ============  ============  ============  =============  ============

                                              2008          2007          2008          2007           2008          2007
                                         -------------  ------------  ------------  ------------  -------------  ------------
Units, beginning of period                  13,857,607    18,402,991     5,042,326     6,320,408     15,761,365            --
Units issued                                   451,782       391,484       523,692       475,365        247,177    18,565,917
Units redeemed                               3,763,133     4,936,868     1,140,923     1,753,447      3,291,220     2,804,552
                                         -------------  ------------  ------------  ------------  -------------  ------------
Units, end of period                        10,546,256    13,857,607     4,425,095     5,042,326     12,717,322    15,761,365
                                         =============  ============  ============  ============  =============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                          UBS Large Cap Series II      Utilities Series I          Utilities Series II
                                         ------------------------  --------------------------  --------------------------
                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Income:
   Dividend distributions received       $   144,401  $    84,192  $    983,574  $  1,120,666  $  1,030,704  $  1,032,155
Expenses:
   Mortality and expense risk and
      administrative charges                (215,159)    (228,671)     (623,317)     (891,674)     (771,678)   (1,031,892)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net investment income (loss)                 (70,758)    (144,479)      360,257       228,992       259,026           263
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received            --      914,063     1,657,061    13,372,632     1,975,021    14,884,648
   Net realized gain (loss)               (1,703,120)    (982,335)   (3,569,502)    6,851,104    (3,908,320)    5,769,745
                                         -----------  -----------  ------------  ------------  ------------  ------------
Realized gains (losses)                   (1,703,120)     (68,272)   (1,912,441)   20,223,736    (1,933,299)   20,654,393
                                         -----------  -----------  ------------  ------------  ------------  ------------
Unrealized appreciation (depreciation)
   during the period                      (4,529,574)  (1,990,142)  (16,819,060)   (7,484,610)  (19,609,487)   (7,147,678)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (6,303,452)  (2,202,893)  (18,371,244)   12,968,118   (21,283,760)   13,506,978
                                         -----------  -----------  ------------  ------------  ------------  ------------
Changes from principal transactions:
   Purchase payments                          98,067      185,628       206,041       438,643       765,892     1,034,798
   Transfers between sub-accounts and
      the company                         (1,524,881)  20,473,423   (10,663,123)    1,735,105   (11,591,444)    2,724,184
   Withdrawals                            (1,850,950)  (1,968,148)   (6,969,825)  (11,756,613)   (7,496,106)  (10,193,756)
   Annual contract fee                       (52,326)     (54,396)     (110,159)     (129,852)     (152,604)     (197,361)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (3,330,090)  18,636,507   (17,537,066)   (9,712,717)  (18,474,262)   (6,632,135)
                                         -----------  -----------  ------------  ------------  ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (9,633,542)  16,433,614   (35,908,310)    3,255,401   (39,758,022)    6,874,843
Contract owners' equity at beginning of
   period                                 18,166,603    1,732,989    58,246,956    54,991,555    65,472,203    58,597,360
                                         -----------  -----------  ------------  ------------  ------------  ------------
Contract owners' equity at end of
   period                                $ 8,533,061  $18,166,603  $ 22,338,646  $ 58,246,956  $ 25,714,181  $ 65,472,203
                                         ===========  ===========  ============  ============  ============  ============

                                             2008         2007         2008          2007          2008          2007
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, beginning of period                 1,178,361      111,882     2,640,125     3,126,751     1,983,965     2,218,803
Units issued                                 152,346    1,413,129       436,923     1,153,284       615,003       711,474
Units redeemed                               398,627      346,650     1,402,150     1,639,910     1,309,341       946,312
                                         -----------  -----------  ------------  ------------  ------------  ------------
Units, end of period                         932,080    1,178,361     1,674,898     2,640,125     1,289,627     1,983,965
                                         ===========  ===========  ============  ============  ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 Wellington
                                                                                                  Small Cap
                                                                                                   Growth
                                               Value Series I              Value Series II        Series I
                                         --------------------------  --------------------------  ----------
                                             2008          2007          2008          2007         2008
                                         ------------  ------------  ------------  ------------  ----------
Income:
   Dividend distributions received       $  1,110,707  $  2,339,011  $    291,631  $    547,266   $     --
Expenses:
   Mortality and expense risk and
      administrative charges               (1,662,275)   (2,621,572)     (589,148)     (877,258)       (71)
                                         ------------  ------------  ------------  ------------   --------
Net investment income (loss)                 (551,568)     (282,561)     (297,517)     (329,992)       (71)
                                         ------------  ------------  ------------  ------------   --------
Realized gains (losses) on investments:
   Capital gain distributions received      3,550,157    49,273,071     1,159,765    15,635,690         --
   Net realized gain (loss)                (9,818,603)   15,887,099    (7,562,828)    2,955,928        (18)
                                         ------------  ------------  ------------  ------------   --------
Realized gains (losses)                    (6,268,446)   65,160,170    (6,403,063)   18,591,618        (18)
                                         ------------  ------------  ------------  ------------   --------
Unrealized appreciation (depreciation)
   during the period                      (47,343,622)  (52,902,867)  (11,783,977)  (15,022,089)    (5,358)
                                         ------------  ------------  ------------  ------------   --------
Net increase (decrease) in contract
   owners' equity from operations         (54,163,636)   11,974,742   (18,484,557)    3,239,537     (5,447)
                                         ------------  ------------  ------------  ------------   --------
Changes from principal transactions:
   Purchase payments                        1,301,842       682,201     1,761,653     4,510,994         --
   Transfers between sub-accounts and
      the company                         (14,264,449)  (10,234,583)   (5,832,708)   (3,835,858)    22,673
   Withdrawals                            (18,998,849)  (28,431,219)   (4,015,260)   (7,341,272)        --
   Annual contract fee                       (263,561)     (299,096)     (113,311)     (145,073)        --
                                         ------------  ------------  ------------  ------------   --------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                           (32,225,017)  (38,282,697)   (8,199,626)   (6,811,209)    22,673
                                         ------------  ------------  ------------  ------------   --------
Total increase (decrease) in contract
   owners' equity                         (86,388,653)  (26,307,955)  (26,684,183)   (3,571,672)    17,226
Contract owners' equity at beginning of
   period                                 154,362,894   180,670,849    50,705,018    54,276,690         --
                                         ------------  ------------  ------------  ------------   --------
Contract owners' equity at end of
   period                                $ 67,974,241  $154,362,894  $ 24,020,835  $ 50,705,018   $ 17,226
                                         ============  ============  ============  ============   ========

                                             2008          2007          2008          2007         2008
                                         ------------  ------------  ------------  ------------  ----------
Units, beginning of period                  5,823,831     7,252,323     2,511,265     2,811,426         --
Units issued                                  513,831       513,191       602,876       998,012      2,080
Units redeemed                              1,809,860     1,941,683     1,054,403     1,298,173         --
                                         ------------  ------------  ------------  ------------   --------
Units, end of period                        4,527,802     5,823,831     2,059,738     2,511,265      2,080
                                         ============  ============  ============  ============   ========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Wellington
                                              Wellington Small         Small Cap         Wellington Small
                                           Cap Growth Series II     Value Series I      Cap Value Series II
                                         -------------------------  --------------  --------------------------
                                             2008          2007          2008           2008          2007
                                         ------------  -----------  --------------  ------------  ------------
Income:
   Dividend distributions received       $         --  $        --      $   85      $    569,551  $    401,799
Expenses:
   Mortality and expense risk and
      administrative charges                 (486,459)    (525,751)        (17)         (880,494)   (1,104,178)
                                         ------------  -----------      ------      ------------  ------------
Net investment income (loss)                 (486,459)    (525,751)         68          (310,943)     (702,379)
                                         ------------  -----------      ------      ------------  ------------
Realized gains (losses) on investments:
   Capital gain distributions received        380,489    7,990,803          --           187,768    13,639,426
   Net realized gain (loss)                (5,540,209)      (5,366)         (5)      (10,908,943)     (549,017)
                                         ------------  -----------      ------      ------------  ------------
Realized gains (losses)                    (5,159,720)   7,985,437          (5)      (10,721,175)   13,090,409
                                         ------------  -----------      ------      ------------  ------------
Unrealized appreciation (depreciation)
   during the period                       (9,954,748)  (4,043,961)       (545)       (7,648,306)  (15,714,200)
                                         ------------  -----------      ------      ------------  ------------
Net increase (decrease) in contract
   owners' equity from operations         (15,600,927)   3,415,725        (482)      (18,680,424)   (3,326,170)
                                         ------------  -----------      ------      ------------  ------------
Changes from principal transactions:
   Purchase payments                        2,485,711    3,071,003          --         1,410,380     3,685,194
   Transfers between sub-accounts and
      the company                           4,168,394    6,828,232       8,522         5,874,535     8,274,135
   Withdrawals                             (3,424,273)  (5,548,495)         --        (8,476,201)  (10,031,604)
   Annual contract fee                        (83,040)     (66,736)         --          (141,261)     (135,708)
                                         ------------  -----------      ------      ------------  ------------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                             3,146,792    4,284,004       8,522        (1,332,547)    1,792,017
                                         ------------  -----------      ------      ------------  ------------
Total increase (decrease) in contract
   owners' equity                         (12,454,135)   7,699,729       8,040       (20,012,971)   (1,534,153)
Contract owners' equity at beginning of
   period                                  37,590,676   29,890,947          --        65,291,497    66,825,650
                                         ------------  -----------      ------      ------------  ------------
Contract owners' equity at end of
   period                                $ 25,136,541  $37,590,676      $8,040      $ 45,278,526  $ 65,291,497
                                         ============  ===========      ======      ============  ============

                                             2008         2007           2008           2008          2007
                                         ------------  -----------  --------------  ------------  ------------
Units, beginning of period                  1,950,372    1,718,376          --         4,135,953     4,011,905
Units issued                                1,237,061    1,359,991         998         1,794,031     2,328,719
Units redeemed                                972,274    1,127,995         175         1,966,454     2,204,671
                                         ------------  -----------      ------      ------------  ------------
Units, end of period                        2,215,159    1,950,372         823         3,963,530     4,135,953
                                         ============  ===========      ======      ============  ============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                            Wells Capital Core
                                               Bond Series II
                                         -------------------------
                                             2008          2007
                                         ------------  -----------
Income:
   Dividend distributions received       $   374,313   $   184,072
Expenses:
   Mortality and expense risk and
      administrative charges                 (75,003)      (39,357)
                                         -----------   -----------
Net investment income (loss)                 299,310       144,715
                                         -----------   -----------
Realized gains (losses) on investments:
   Capital gain distributions received            --            --
   Net realized gain (loss)                  (70,896)       25,885
                                         -----------   -----------
Realized gains (losses)                      (70,896)       25,885
                                         -----------   -----------
Unrealized appreciation (depreciation)
   during the period                         (97,766)      (47,426)
                                         -----------   -----------
Net increase (decrease) in contract
   owners' equity from operations            130,648       123,174
                                         -----------   -----------
Changes from principal transactions:
   Purchase payments                          27,627         6,214
   Transfers between sub-accounts and
      the company                          6,250,305     2,617,126
   Withdrawals                            (1,559,979)     (613,090)
   Annual contract fee                       (12,822)       (3,218)
                                         -----------   -----------
Net increase (decrease) in contract
   owners' equity from principal
   transactions                            4,705,131     2,007,032
                                         -----------   -----------
Total increase (decrease) in contract
   owners' equity                          4,835,779     2,130,206
Contract owners' equity at beginning of
   period                                  3,624,178     1,493,972
                                         -----------   -----------
Contract owners' equity at end of
   period                                $ 8,459,957   $ 3,624,178
                                         ===========   ===========

                                             2008         2008
                                         -----------   -----------
Units, beginning of period                   272,577       117,383
Units issued                                 907,337       331,097
Units redeemed                               551,796       175,903
                                        ------------   -----------
Units, end of period                         628,118       272,577
                                        ============   ===========

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Account") is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the "Company"). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of 148 sub-accounts which are exclusively invested in corresponding portfolios of John Hancock Trust (the "Trust"), and 6 sub-accounts that are invested in portfolios of other Outside Trusts (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts issued by the Company. The Account includes contracts issued for the following products:
Venture, Vantage, Vision, Venture III, Wealthmark, and Wealthmark ML3. These products are distinguished principally by the level of expenses and surrender charges.

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer three classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II and Series NAV, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II and Series NAV shares of the Trust differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

In addition to the Account, certain contract owners may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                         NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2008

1. ORGANIZATION (CONTINUED)

Sub-accounts closed or opened in 2008 are as follows:

SUB-ACCOUNTS CLOSED                                2008
-------------------                               ------
Dynamic Growth Series I                           Apr 25
Dynamic Growth Series II                          Apr 25
Quantitative Mid Cap Series I                     Apr 25
Quantitative Mid Cap Series II                    Apr 25
U.S. Global Leaders Growth Series I               Apr 25
U.S. Global Leaders Growth Series II              Apr 25
Emerging Growth Series II                         Nov 7
Independence Investment LLC Small Cap Series II   Nov 7
U.S. Core Series I                                Nov 7
U.S. Core Series II                               Nov 7

SUB-ACCOUNTS OPENED                                2008
-------------------                               ------
American Blue Chip Income & Growth Series III     Feb 11
American Global Small Capitalization Series III   Feb 11
American Growth Series III                        Feb 11
American Growth - Income Series III               Feb 11
Mutual Shares Series I                            Feb 11
American Asset Allocation Series III              Feb 13
American Fundamental Holdings Series III          Feb 15
American Bond Series III                          Feb 21
Founding Allocation Series I                      Feb 25
Core Allocation Plus Series I                     Mar 6
LMFC Core Equity Series I                         Mar 24
American International Series III                 Mar 25
American New World Series III                     Mar 25
American Global Growth Series III                 Mar 26
Wellington Small Cap Growth Series I              Apr 15
American Asset High-Income Bond Series III        May 13
Mid Cap Intersection Series I                     May 14
Wellington Small Cap Value Series I               Jun 10
Capital Appreciation Value Series II              Jun 16
Core Allocation Plus Series II                    Jun 16
Disciplined Diversification Series II             Jun 16

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the Outside Trusts are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

NET ASSETS IN PAYOUT (ANNUITIZATION) PERIOD

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed investment return is 3% to 4%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes.

EXPENSES

The Company assumes mortality and expense risks of the Contracts and provides administrative services to the Account for which asset charges are deducted at various annual rates ranging from .45% to 2.05%, depending on the type of contract, of net assets of the sub-account. The Company makes certain other deductions from contract owner payments for premium taxes, rider fees, surrender fees, and annual contract fees, which are accounted for as a reduction of net assets resulting from contract owner transactions.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2008.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

3. TRANSACTIONS WITH AFFILIATES

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by the Company, serves as investment adviser for the Trust.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective January 1, 2008, the Company adopted SFAS 157, "Fair Value Measurements" (SFAS 157), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following SFAS 157 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

- Level 1 - Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date. For sub-accounts which invest in shares of other investment trusts, fair value is typically the net asset value ("NAV") of the portfolio of the registered investment trust.

- Level 2 - Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

- Level 3 - Fair value measurements using significant non market observable inputs.

All of the Account's sub-accounts' investments in a portfolio of the Trust and the Outside Trust are valued at Level 1.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and the Outside Trusts during 2008 were as follows:

Sub-account                                            Purchases         Sales
-----------                                         --------------   ------------
500 Index Fund B Series NAV                         $    3,689,930   $ 14,395,570
500 Index Series I                                       9,200,025     30,130,728
500 Index Series II                                      6,749,010     18,539,942
Active Bond Series I                                     6,351,833     24,582,521
Active Bond Series II                                   22,116,486    178,165,102
All Cap Core Series I                                    3,364,441     23,294,615
All Cap Core Series II                                   1,120,823      4,177,751
All Cap Growth Series I                                  3,515,406     35,674,467
All Cap Growth Series II                                 1,299,057      6,249,135
All Cap Value Series I                                   7,029,625     14,330,540
All Cap Value Series II                                  4,624,760     11,345,601
American Asset Allocation Series II                    606,195,327     44,718,558
American Asset Allocation Series III                    41,114,604        846,422
American Asset High-Income Bond Series II               18,554,665     16,059,790
American Asset High-Income Bond Series III                 122,865          7,531
American Blue Chip Income & Growth Series II            10,929,657     33,746,886
American Blue-Chip Income & Growth Series III           19,021,154        461,349
American Bond Series II                                128,669,798    267,375,358
American Bond Series III                                22,726,560      1,684,773
American Century - Small Company Series II                 758,194      1,566,124
American Fundamental Holdings Series II                701,731,001     13,745,828
American Fundamental Holdings Series III                18,327,998        304,965
American Global Diversification Series II              685,752,537     42,026,846
American Global Growth Series II                        68,569,689     46,373,339
American Global Growth Series III                          339,943          6,489
American Global Small Capitalization Series II          34,249,758     25,185,881
American Global Small Capitalization Series III          6,618,241         25,115
American Growth Series II                              231,791,182    228,921,882
American Growth Series III                              12,175,972         24,268
American Growth-Income Series II                       137,698,793    173,573,110
American Growth-Income Series III                       14,847,500         59,733
American International Series II                       155,756,128    158,650,615
American International Series III                          390,367          4,109
American New World Series II                            48,576,236     53,685,960
American New World Series III                              146,626          2,057
Basic Value Focus                                          644,069      5,216,659
Blue Chip Growth Series I                               42,806,759    106,947,577
Blue Chip Growth Series II                              39,285,133     36,975,409
Bond Index Trust A Series II                             1,153,271        731,542
Capital Appreciation Series I                            6,170,443     39,688,238
Capital Appreciation Series II                           7,725,508     18,258,090
Capital Appreciation Value Series II                   155,775,534      6,060,261
CGTC Overseas Equity Series II                           2,251,763      2,806,510
Core Allocation Plus Series I                            5,194,547        517,823
Core Allocation Plus Series II                          53,243,126      2,195,444
Disciplined Diversification Series II                   97,726,326      8,488,465
Dynamic Growth Series I                                  2,420,697     61,611,702
Dynamic Growth Series II                                   329,499     23,526,178
Emerging Growth Series II                                2,138,924      6,632,932

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

Sub-account                                            Purchases         Sales
-----------                                         --------------   ------------
Emerging Small Company Series I                     $    4,509,421   $ 20,682,083
Emerging Small Company Series II                         8,096,311     13,763,874
Equity-Income Series I                                  29,863,209    120,987,706
Equity-Income Series II                                 28,305,667     58,091,110
Financial Services Series I                             10,628,664     11,212,286
Financial Services Series II                            17,689,902     12,637,529
Founding Allocation Series I                            15,406,429        454,278
Founding Allocation Series II                          624,345,133     96,228,458
Fundamental Value Series I                             304,477,799     45,400,730
Fundamental Value Series II                             71,816,394     66,069,703
Global Allocation Series I                               5,393,984     16,933,697
Global Allocation Series II                             18,937,469     31,088,928
Global Bond Series I                                    46,805,600     56,716,094
Global Bond Series II                                   68,307,240    116,229,342
Global Trust Series I                                   13,827,393     37,577,085
Global Trust Series II                                   2,936,526     12,505,649
Health Sciences Series I                                13,919,056     26,634,596
Health Sciences Series II                               21,485,732     29,180,425
High Income Series II                                    2,782,565      1,580,150
High Yield Series I                                     31,673,117     43,974,746
High Yield Series II                                    38,838,910     35,372,840
Income & Value Series I                                 13,843,406     55,554,487
Income & Value Series II                                 5,570,106     18,417,478
Independence Investment LLC Small Cap Series II            471,427      1,116,152
Index Allocation Series II                             169,486,616     47,226,004
International Core Series I                              8,769,084     20,773,660
International Core Series II                             9,438,106     14,972,783
International Equity Index B Series NAV                  8,297,843     32,167,295
International Small Cap Series I                         8,361,624     23,521,839
International Small Cap Series II                       19,292,962     70,261,363
International Value Series I                            23,211,625     53,014,005
International Value Series II                            2,868,068      7,169,701
Investment Quality Bond Series I                        31,209,790     39,537,230
Investment Quality Bond Series II                       29,073,267     58,216,415
John Hancock International Equity Index Series I         3,788,154      9,933,156
John Hancock International Equity Index Series II        6,997,742     12,413,402
John Hancock Strategic Income Series II                  4,674,414      8,264,589
Large Cap Value Series I                                 7,973,615     20,202,175
Large Cap Value Series II                                6,896,873     15,171,376
Lifestyle Aggressive Series I                           35,222,942     51,795,270
Lifestyle Aggressive Series II                          68,767,398     71,166,827
Lifestyle Balanced Series I                            145,820,309    272,477,888
Lifestyle Balanced Series II                         1,684,982,842    577,201,958
Lifestyle Conservative Series I                        119,684,327     89,964,622
Lifestyle Conservative Series II                       954,154,520    186,752,442
Lifestyle Growth Series I                              142,690,201    208,985,704
Lifestyle Growth Series II                           2,197,666,759    643,929,070
Lifestyle Moderate Series I                             76,851,365     98,630,923
Lifestyle Moderate Series II                           685,700,712    183,161,885
LMFC Core Equity Series I                                  160,276            660
LMFC Core Equity Series II                              12,510,122     11,815,177
Marisco International Opportunities Series II           18,358,905     30,818,575

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

Sub-account                                            Purchases         Sales
-----------                                         --------------   ------------
Mid Cap Index Series I                              $   16,442,826   $ 19,469,010
Mid Cap Index Series II                                 34,767,414     26,144,160
Mid Cap Intersection Series I                                7,470          1,688
Mid Cap Intersection Series II                           7,769,852      5,494,066
Mid Cap Stock Series I                                  77,710,961     88,970,794
Mid Cap Stock Series II                                 46,005,558     54,042,902
Mid Cap Value Series I                                  15,374,017     39,642,746
Mid Cap Value Series II                                 14,452,782     33,527,370
ML Global Allocation                                        50,380        246,183
Money Market B Series NAV                               34,555,174     39,456,237
Money Market Series I                                  346,991,023    294,410,885
Money Market Series II                               1,332,214,796    383,599,226
Mutual Shares Series I                                  22,267,341        432,789
Natural Resources Series II                            107,368,980    145,003,445
Pacific Rim Series I                                     7,291,424     17,248,567
Pacific Rim Series II                                   10,183,111     22,477,009
PIM Classic Value Series II                             13,489,908     15,464,800
PIMCO VIT All Asset Series II                           11,218,351     12,685,657
Quantitative All Cap Series II                           6,050,265     23,125,910
Quantitative Mid Cap Series I                              291,628      6,559,583
Quantitative Mid Cap Series II                             163,066     22,621,524
Quantitative Value Series II                             1,146,135      4,912,116
Real Estate Securities Series I                         15,973,794     35,704,003
Real Estate Securities Series II                        24,895,968     37,712,919
Real Return Bond Series II                              70,789,192     66,231,847
Science & Technology Series I                            8,928,701     45,124,865
Science & Technology Series II                          10,205,327     22,095,342
Scudder Equity Index 500 -- B                            2,677,488      5,141,091
Scudder Fixed Income -- B                                3,929,874     12,862,119
Small Cap Index Series I                                 3,193,663      8,119,352
Small Cap Index Series II                                6,221,094     19,954,352
Small Cap Opportunities Series I                         4,843,393     13,884,751
Small Cap Opportunities Series II                        4,028,784      9,881,103
Small Cap Value Focus                                      480,088      3,085,764
Small Company Value Series I                            14,942,660     50,057,861
Small Company Value Series II                           20,205,493     41,926,796
Strategic Bond Series I                                 10,713,169     38,675,050
Strategic Bond Series II                                10,894,612     28,800,622
T Rowe Price Mid Value Series II                         3,674,507      6,265,783
Total Return Series I                                   77,550,764     86,546,582
Total Return Series II                                 124,317,434     87,604,145
Total Stock Market Index Series I                        1,424,783      6,806,900
Total Stock Market Index Series II                       2,707,967     14,437,662
U.S. Core Series I                                      12,459,371    394,642,143
U.S. Core Series II                                      1,728,840     43,650,636
U.S. Global Leaders Growth Series I                      3,725,774     25,712,832
U.S. Global Leaders Growth Series II                     2,677,397     20,018,550
U.S. Government Securities Series I                     45,693,164     55,196,035
U.S. Government Securities Series II                    68,510,171     53,558,705
U.S. High Yield Series II                                2,605,953      2,200,441
U.S. Large Cap Value Series I                            7,889,009     47,482,081

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

5. PURCHASES AND SALES OF INVESTMENTS-- (CONTINUED)

Sub-account                                            Purchases         Sales
-----------                                         --------------   ------------
U.S. Large Cap Value Series II                      $    6,842,178   $ 15,542,162
UBS Large Cap Series I                                   5,138,477     45,721,738
UBS Large Cap Series II                                  1,840,437      5,241,285
Utilities Series I                                      10,936,602     26,456,350
Utilities Series II                                     20,591,536     36,831,752
Value Series I                                          11,813,545     41,039,973
Value Series II                                         10,800,979     18,138,355
Wellington Small Cap Growth Series I                        22,673             71
Wellington Small Cap Growth Series II                   18,306,709     15,265,889
Wellington Small Cap Value Series I                         10,410          1,825
Wellington Small Cap Value Series II                    26,081,356     27,537,078
Wells Capital Core Bond Series II                       11,888,860      6,884,419

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                             AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE    ASSETS      EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  --------  ------------------  --------------  --------------------
500 Index Fund B Series
   NAV                      2008    5,844    $7.59 to $7.50   $ 44,222    2.05% to 1.40%         2.04%      (38.07)% to (38.47)%
                            2007    6,936    12.25 to 12.20     84,872     2.05 to 1.40          1.25         (2.01) to (2.43)
500 Index Series I          2008    6,939     8.91 to 8.25      53,451     1.90 to 0.45          0.68        (37.49) to (38.39)
                            2007    8,813    14.47 to 13.19    109,739     1.90 to 0.45          2.20           4.43 to 2.92
                            2006   11,610    14.21 to 11.66    139,913     1.90 to 0.45          0.98          14.74 to 13.09
                            2005   14,907    12.54 to 10.29    158,071     1.90 to 0.45          1.61           3.82 to 2.33
                            2004   18,323    12.23 to 10.03    189,375     1.90 to 0.45          0.92           9.76 to 8.18
500 Index Series II         2008    3,917    11.61 to 11.06     39,679     2.05 to 0.45          0.47        (37.68) to (38.68)
                            2007    4,687    18.94 to 17.75     76,993     2.05 to 0.45          1.92           4.25 to 2.59
                            2006    5,989    18.53 to 15.21     95,202     2.05 to 0.45          0.82          14.54 to 12.73
                            2005    7,895    16.42 to 13.44    110,890     2.05 to 0.45          1.41           3.65 to 2.01
                            2004    9,261    16.08 to 13.12    126,997     2.05 to 0.45          0.67           9.50 to 7.76
Active Bond Series I        2008    5,542    12.14 to 11.51     64,896     1.90 to 0.45          5.10        (10.94) to (12.23)
                            2007    7,222    13.63 to 13.11     95,921     1.90 to 0.45          8.52           3.58 to 2.08
                            2006    8,812    13.16 to 12.85    114,129     1.90 to 0.45          2.87           3.95 to 2.46
                            2005   11,076    12.66 to 12.54    139,269     1.90 to 0.45          0.00           1.29 to 0.31
Active Bond Series II       2008   23,847    12.06 to 11.37    275,346     2.05 to 0.45          4.72        (11.05) to (12.47)
                            2007   37,399    13.56 to 12.99    491,157     2.05 to 0.45          7.95           3.31 to 1.66
                            2006   38,059    13.12 to 12.78    489,521     2.05 to 0.45          2.62           3.74 to 2.10
                            2005   39,503    12.65 to 12.51    495,632     2.05 to 0.45          0.00           1.18 to 0.10
All Cap Core Series I       2008    4,405     9.09 to 9.02      48,379     1.90 to 0.45          1.57        (39.90) to (40.77)
                            2007    5,691    15.34 to 15.01    105,085     1.90 to 0.45          1.40           2.20 to 0.72
                            2006    7,796    20.83 to 9.21     143,933     1.90 to 0.45          0.72          14.23 to 12.59
                            2005   10,039    18.41 to 8.17     163,206     1.90 to 0.45          0.79           8.59 to 7.03
                            2004   12,446    17.11 to 7.62     188,029     1.90 to 0.45          0.46          15.81 to 14.13
All Cap Core Series II      2008      682    12.27 to 12.10      7,549     2.05 to 0.45          1.33        (40.02) to (40.98)
                            2007      876    20.79 to 20.17     16,332     2.05 to 0.45          0.75           1.95 to 0.32
                            2006      546    20.80 to 16.71     10,072     2.05 to 0.45          0.58          14.03 to 12.23
                            2005      621    18.52 to 14.83     10,075     2.05 to 0.45          0.67           8.40 to 6.69
                            2004      804    17.34 to 13.84     12,196     2.05 to 0.45          0.30          15.53 to 13.70
All Cap Growth Series I     2008    6,912    10.21 to 8.01      76,574     1.90 to 0.45          0.29        (42.21) to (43.04)
                            2007    8,855    17.67 to 14.07    171,682     1.90 to 0.45          0.04          11.55 to 9.94
                            2006   11,560    20.21 to 8.59     205,159     1.90 to 0.45          0.00           6.10 to 4.57
                            2005   14,210    19.23 to 8.20     240,460     1.90 to 0.45          0.00           8.50 to 6.95
                            2004   18,298    17.89 to 7.65     288,179     1.90 to 0.45          0.00           6.04 to 4.51
All Cap Growth Series II    2008    1,159    10.76 to 10.10     10,760     2.05 to 0.45          0.10        (42.32) to (43.24)
                            2007    1,505    18.96 to 17.51     24,474     2.05 to 0.45          0.00          11.32 to 9.55
                            2006    1,743    17.37 to 14.04     25,736     2.05 to 0.45          0.00           5.84 to 4.17
                            2005    2,059    16.66 to 13.42     29,032     2.05 to 0.45          0.00           8.28 to 6.57
                            2004    2,590    15.62 to 12.54     34,155     2.05 to 0.45          0.00           5.85 to 4.17

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES - (CONTINUED)

                                             AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE    ASSETS      EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  --------  ------------------  --------------  --------------------
All Cap Value Series I      2008    2,223   $13.08 to $11.79  $ 26,764    1.90% to 0.45%         0.78%      (29.10)% to (30.13)%
                            2007    2,757    18.45 to 16.87     47,390     1.90 to 0.45          1.69           7.84 to 6.28
                            2006    3,603    17.11 to 15.85     58,058     1.90 to 0.45          0.99          13.20 to 11.58
                            2005    4,262    15.12 to 14.19     61,297     1.90 to 0.45          0.55           5.24 to 3.73
                            2004    4,917    14.36 to 13.67     67,924     1.90 to 0.45          0.32          15.43 to 13.77
All Cap Value Series II     2008    2,009    14.62 to 13.94     25,562     2.05 to 0.45          0.54        (29.19) to (30.32)
                            2007    2,483    20.97 to 19.69     45,032     2.05 to 0.45          1.34           7.55 to 5.84
                            2006    3,376    19.89 to 15.89     57,471     2.05 to 0.45          0.80          13.02 to 11.23
                            2005    3,771    17.86 to 14.23     57,393     2.05 to 0.45          0.12           4.94 to 3.28
                            2004    4,126    17.28 to 13.73     60,281     2.05 to 0.45          0.20          15.27 to 13.44
American Asset Allocation
   Series II                2008   89,206     8.80 to 8.57     771,852     2.05 to 0.45          3.11        (30.15) to (31.26)
                            2007   37,749    12.60 to 12.47    472,822     2.05 to 0.45          3.79           0.81 to (0.26)
American Asset Allocation
   Series III               2008    3,703     9.24 to 9.18      34,188     1.55 to 0.80          8.47        (26.08) to (26.57)
American Asset High-
   Income Bond Series II    2008    3,594     9.07 to 8.83      31,998     2.05 to 0.45          6.39        (24.73) to (25.93)
                            2007    3,619    12.05 to 11.92     43,281     2.05 to 0.45         13.20         (3.62) to (4.65)
American Asset High-
   Income Bond Series III   2008       11     9.74 to 9.68         103     1.55 to 0.80         37.68        (22.06) to (22.57)
American Blue-Chip Income
   & Growth Series II       2008    5,410    13.13 to 11.99     66,643     2.05 to 0.45          3.81        (37.05) to (38.05)
                            2007    7,008    20.86 to 19.36    138,675     2.05 to 0.45          2.05           1.02 to (0.59)
                            2006    8,938    20.65 to 19.48    177,061     2.05 to 0.45          0.43          16.27 to 14.43
                            2005    9,653    17.76 to 17.02    166,288     2.05 to 0.45          0.04           6.19 to 4.51
                            2004    9,918    16.72 to 16.29    162,747     2.05 to 0.45          0.00           8.64 to 6.91
American Blue-Chip Income
   & Growth Series III      2008    1,817     8.50 to 8.45      15,441     1.55 to 0.80         10.53        (31.98) to (32.43)
American Bond Series II     2008   50,088    12.14 to 11.49    585,290     2.05 to 0.45          9.01        (10.23) to (11.66)
                            2007   66,523    13.52 to 13.01    875,494     2.05 to 0.45          4.45           2.30 to 0.66
                            2006   36,600    13.22 to 12.92    475,934     2.05 to 0.45          0.00           6.01 to 4.33
                            2005   10,103    12.47 to 12.38    125,328     2.05 to 0.45          0.00         (0.27) to (0.92)
American Bond Series III    2008    1,708    11.19 to 11.11     19,101     1.55 to 0.80         18.03        (10.49) to (11.08)
American Century  Small
   Company Series II        2008      231     8.80 to 8.17       1,934     2.05 to 0.45          0.00        (43.56) to (44.46)
                            2007      286    15.59 to 14.70      4,287     2.05 to 0.45          0.00         (7.14) to (8.62)
                            2006      488    16.79 to 16.09      7,959     2.05 to 0.45          0.00           4.94 to 3.28
                            2005    1,645    16.00 to 15.58     25,860     2.05 to 0.45          0.00           5.52 to 3.85
                            2004      451    15.16 to 15.00      6,788     2.05 to 0.45          0.00          21.32 to 20.04
American Fundamental
   Holdings Series II       2008   64,804     9.52 to 8.49     553,472     2.05 to 0.35          5.63        (23.87) to (32.37)
                            2007    4,219    12.58 to 12.55     53,003     2.05 to 0.45          2.84           0.65 to 0.43
American Fundamental
   Holdings Series III      2008    1,576     9.09 to 9.03      14,319     1.55 to 0.80          9.38        (27.26) to (27.74)
American Global
   Diversification
   Series II                2008   62,576     9.23 to 8.01     504,068     2.05 to 0.35          4.62        (26.13) to (36.18)
                            2007    8,251    12.58 to 12.55    103,611     2.05 to 0.45          2.96           0.61 to 0.39
American Global Growth
   Series II                2008   17,516     8.13 to 7.91     139,771     2.05 to 0.45          2.33        (38.96) to (39.93)
                            2007   16,199    13.31 to 13.17    214,070     2.05 to 0.45          3.30           6.51 to 1.66

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES - (CONTINUED)

                                              AT DECEMBER 31,                   FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  --------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE     ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST    (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  ----------  ------------------  --------------  --------------------
American Global Growth
   Series III               2008       32    $8.36 to $8.30   $      270    1.55% to 0.80%        11.31%      (33.12)% to (33.56)%
American Global Small
   Capitalization
   Series II                2008    7,111     6.25 to 6.09        43,637     2.05 to 0.45          1.24        (54.00) to (54.74)
                            2007    6,051    13.59 to 13.44       81,611     2.05 to 0.45          2.66           8.71 to 7.55
American Global Small
   Capitalization
   Series III               2008      777     6.46 to 6.42         5,017     1.55 to 0.80          7.92        (48.32) to (48.67)
American Growth Series II   2008   74,067    13.27 to 12.12      860,203     2.05 to 0.45          1.68        (44.53) to (45.42)
                            2007   71,979    23.91 to 22.20    1,544,152     2.05 to 0.45          0.97          11.23 to 9.45
                            2006   65,701    21.50 to 12.85    1,324,518     2.05 to 0.45          0.17           9.15 to 2.77
                            2005   53,643    19.70 to 18.88    1,024,545     2.05 to 0.45          0.00          15.07 to 13.25
                            2004   39,162    17.12 to 16.67      657,625     2.05 to 0.45          0.00          11.41 to 9.64
American Growth Series
   III                      2008    1,283     7.48 to 7.43         9,589     1.55 to 0.80          8.43        (40.17) to (40.57)
American GrowthIncome
   Series II                2008   63,942    12.96 to 11.84      734,827     2.05 to 0.45          1.90        (38.45) to (39.43)
                            2007   66,656    21.06 to 19.55    1,269,653     2.05 to 0.45          2.82           4.00 to 2.35
                            2006   57,500    20.25 to 13.50    1,094,820     2.05 to 0.45          0.92          14.10 to 8.01
                            2005   45,371    17.74 to 17.01      780,505     2.05 to 0.45          0.35           4.81 to 3.16
                            2004   31,223    16.93 to 16.49      518,556     2.05 to 0.45          0.22           9.34 to 7.60
American GrowthIncome
   Series III               2008    1,445     8.33 to 8.27        12,028     1.55 to 0.80          8.98        (33.38) to (33.82)
American International
   Series II                2008   36,071    18.95 to 17.30      569,687     2.05 to 0.45          3.67        (42.73) to (43.64)
                            2007   36,873    33.08 to 30.71    1,049,619     2.05 to 0.45          2.13          18.87 to 16.97
                            2006   33,554    27.83 to 13.23      856,032     2.05 to 0.45          0.72          17.79 to 5.84
                            2005   24,693    23.63 to 22.64      565,653     2.05 to 0.45          0.51          20.33 to 18.42
                            2004   14,790    19.64 to 19.12      284,896     2.05 to 0.45          0.29          18.21 to 16.33
American International
   Series III               2008       34     8.10 to 8.05           279     1.55 to 0.80         10.20        (35.17) to (35.60)
American New World
   Series II                2008    4,594     8.58 to 8.35        38,682     2.05 to 0.45          2.18        (42.92) to (43.83)
                            2007    5,282    15.02 to 14.86       78,752     2.05 to 0.45          4.11          20.18 to 3.01
American New World
   Series III               2008       15     7.84 to 7.79           115     1.55 to 0.80         12.33        (37.28) to (37.70)
Basic Value Focus           2008      560    20.38 to 10.55        9,193     1.90 to 1.40          1.86        (37.72) to (38.03)
                            2007      771    32.71 to 17.02       20,420     1.90 to 1.40          1.15           0.22 to (0.28)
                            2006    1,058    32.64 to 16.86       28,247     1.90 to 1.40          1.32          19.98 to 19.38
                            2005    1,355    27.21 to 14.11       30,549     1.90 to 0.45          1.13           1.36 to 0.85
                            2004    1,658    26.84 to 13.97       36,880     1.90 to 1.40          0.93           9.39 to 8.84
Blue Chip Growth Series I   2008   17,615    10.63 to 8.49       224,482     1.90 to 0.45          0.31        (42.79) to (43.62)
                            2007   21,089    18.58 to 15.07      478,935     1.90 to 0.45          0.72          12.24 to 10.61
                            2006   26,907    24.22 to 10.96      554,434     1.90 to 0.45          0.21           9.09 to 5.59
                            2005   33,551    22.46 to 10.18      642,723     1.90 to 0.45          0.42           5.12 to 3.62
                            2004   41,137    21.63 to 9.81       759,232     1.90 to 0.45          0.12           8.54 to 6.98
Blue Chip Growth Series
   II                       2008    9,393    10.74 to 10.46       89,182     2.05 to 0.45          0.14        (42.89) to (43.80)
                            2007    9,256    19.11 to 18.31      155,552     2.05 to 0.45          0.39          12.00 to 10.22
                            2006   10,160    17.40 to 13.18      154,585     2.05 to 0.45          0.03           8.82 to 5.44
                            2005   11,287    16.23 to 13.41      159,767     2.05 to 0.45          0.00           4.89 to 3.23
                            2004   10,152    15.71 to 12.94      138,678     2.05 to 0.45          0.06           8.34 to 6.62

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Bond Index Trust A
   Series II                2008       67   $13.49 to $13.35  $       906    2.05% to 1.40%         2.29%         4.05% to 3.37%
                            2007       35    12.97 to 12.91           459     2.05 to 1.40          2.75           3.74 to 3.29
Capital Appreciation
   Series I                 2008   13,837     8.33 to 6.92         89,610     1.90 to 0.45          0.43        (37.50) to (38.41)
                            2007   17,486    13.52 to 11.07       182,898     1.90 to 0.45          0.27          11.11 to 9.50
                            2006   22,981    12.66 to 9.20        218,602     1.90 to 0.45          0.00           1.80 to 0.34
                            2005    4,458    12.41 to 9.15         42,848     1.90 to 0.45          0.00          13.48 to 11.86
                            2004    4,728    11.08 to 8.17         40,612     1.90 to 0.45          0.00           8.84 to 7.27
Capital Appreciation
   Series II                2008    4,711    11.85 to 10.71        45,780     2.05 to 0.45          0.22        (37.64) to (38.63)
                            2007    5,414    19.31 to 17.18        85,349     2.05 to 0.45          0.08          10.86 to 9.09
                            2006    6,969    17.77 to 12.63       100,281     2.05 to 0.45          0.00           1.61 to 0.00
                            2005    3,050    17.75 to 13.37        43,563     2.05 to 0.45          0.00          13.19 to 11.40
                            2004    2,967    15.92 to 11.95        38,036     2.05 to 0.45          0.00           8.74 to 7.01
Capital Appreciation
   Value Series II          2008   14,299     9.12 to 9.04        129,560     2.05 to 0.45          1.23        (27.08) to (27.71)
CGTC Overseas Equity
   Series II                2008      284    11.68 to 11.01         3,186     2.05 to 0.45          1.58        (42.45) to (43.37)
                            2007      348    20.30 to 19.45         6,853     2.05 to 0.45          0.02          11.70 to 9.92
                            2006      382    18.17 to 17.69         6,821     2.05 to 0.45          0.44          19.10 to 17.22
                            2005      288    15.36 to 15.09         4,363     2.05 to 0.45          0.00          22.04 to 20.76
Core Allocation Plus
   Series I                 2008      460     9.03 to 8.97          4,147     1.55 to 0.80          1.98        (27.76) to (28.24)
Core Allocation Plus
   Series II                2008    5,294     8.80 to 8.72         46,295     2.05 to 0.45          1.05        (29.64) to (30.25)
Disciplined
   Diversification
   Series II                2008    8,663     9.18 to 9.10         79,086     2.05 to 0.45          1.85        (26.55) to (27.19)
Dynamic Growth Series I     2008       --    11.94 to 5.76             --     1.90 to 0.45          0.00         (9.78) to (10.20)
                            2007   10,219    13.30 to 6.39         65,540     1.90 to 0.45          0.00           8.78 to 7.20
                            2006   13,497    12.54 to 5.42         80,189     1.90 to 0.45          0.00          10.53 to 8.94
                            2005   17,531    11.49 to 4.96         95,384     1.90 to 0.45          0.00          11.89 to 10.29
                            2004   20,131    10.40 to 4.49         99,318     1.90 to 0.45          0.00           9.50 to 7.92
Dynamic Growth Series II    2008       --    19.08 to 17.26            --     2.05 to 0.45          0.00         (9.91) to (10.36)
                            2007    1,447    21.29 to 19.16        25,788     2.05 to 0.45          0.00           8.69 to 6.95
                            2006    1,869    19.98 to 15.80        30,934     2.05 to 0.45          0.00          10.23 to 8.48
                            2005    2,631    18.40 to 14.50        40,096     2.05 to 0.45          0.00          11.51 to 9.74
                            2004    2,713    16.75 to 13.16        37,343     2.05 to 0.45          0.00           9.53 to 7.78
Emerging Growth Series II   2008       --    10.75 to 9.84             --     2.05 to 0.45          0.42        (49.21) to (49.90)
                            2007      407    21.16 to 19.64         8,174     2.05 to 0.45          0.00           3.27 to 1.62
                            2006      574    20.49 to 19.33        11,308     2.05 to 0.45          0.00          10.88 to 9.13
                            2005      474    18.48 to 17.71         8,502     2.05 to 0.45          0.00           6.90 to 5.21
                            2004      473    17.29 to 16.84         8,037     2.05 to 0.45          0.00           6.16 to 4.47
Emerging Small Company
   Series I                 2008    3,348    10.08 to 7.71         33,589     1.90 to 0.45          0.00        (43.53) to (44.35)
                            2007    4,312    17.86 to 13.85        78,404     1.90 to 0.45          0.00           7.56 to 6.00
                            2006    5,675    19.70 to 9.08         98,496     1.90 to 0.45          0.00           1.95 to 0.48
                            2005    7,372    19.51 to 9.03        125,171     1.90 to 0.45          0.00           4.57 to 3.07
                            2004    9,204    18.84 to 8.74        151,794     1.90 to 0.45          0.00          11.02 to 9.42

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Emerging Small Company
   Series II                2008    2,088   $10.61 to $9.50   $    18,300    2.05% to 0.45%         0.00%      (43.65)% to (44.55)%
                            2007    2,456    19.14 to 16.87        38,606     2.05 to 0.45          0.00           7.35 to 5.64
                            2006    3,257    18.18 to 14.11        47,965     2.05 to 0.45          0.00           1.72 to 0.11
                            2005    4,485    18.14 to 14.04        65,843     2.05 to 0.45          0.00           4.39 to 2.73
                            2004    4,677    17.64 to 13.61        66,353     2.05 to 0.45          0.00          10.81 to 9.05
EquityIncome Series I       2008   13,650    14.33 to 10.87       261,747     1.90 to 0.45          2.24        (36.25) to (37.17)
                            2007   17,778    22.47 to 17.31       540,216     1.90 to 0.45          2.81           2.88 to 1.39
                            2006   22,179    36.09 to 13.77       662,231     1.90 to 0.45          1.55          18.49 to 10.17
                            2005   26,812    30.74 to 14.61       685,525     1.90 to 0.45          1.30           3.46 to 1.97
                            2004   30,961    30.00 to 14.33       775,420     1.90 to 0.45          1.29          14.29 to 12.64
EquityIncome Series II      2008   11,489    12.57 to 11.91       126,409     2.05 to 0.45          2.11        (36.45) to (37.46)
                            2007   13,765    20.10 to 18.74       241,867     2.05 to 0.45          2.48           2.70 to 1.06
                            2006   16,212    19.96 to 13.75       282,032     2.05 to 0.45          1.36          18.23 to 10.03
                            2005   18,135    17.14 to 14.64       270,442     2.05 to 0.45          0.93           3.26 to 1.62
                            2004   17,406    16.85 to 14.38       254,336     2.05 to 0.45          0.89          14.09 to 12.28
Financial Services
   Series I                 2008    1,624     9.48 to 8.72         14,200     1.90 to 0.45          0.82        (44.90) to (45.70)
                            2007    1,792    17.21 to 16.06        28,749     1.90 to 0.45          1.20         (7.24) to (8.58)
                            2006    2,583    18.56 to 14.42        45,180     1.90 to 0.45          0.36          22.57 to 15.39
                            2005    2,635    15.14 to 14.21        37,996     1.90 to 0.45          0.39           9.28 to 7.72
                            2004    3,009    13.85 to 13.18        40,133     1.90 to 0.45          0.36           9.88 to 8.30
Financial Services
   Series II                2008    2,477    10.75 to 10.20        23,207     2.05 to 0.45          0.66        (45.00) to (45.88)
                            2007    2,222    19.86 to 18.55        38,360     2.05 to 0.45          0.87         (7.35) to (8.83)
                            2006    2,934    21.86 to 14.40        55,701     2.05 to 0.45          0.21          22.22 to 15.22
                            2005    2,548    18.16 to 15.54        40,197     2.05 to 0.45          0.20           9.13 to 7.41
                            2004    2,668    16.89 to 14.45        39,012     2.05 to 0.45          0.24           9.59 to 7.85
Founding Allocation
   Series I                 2008    1,345     8.69 to 8.63         11,671     1.55 to 0.80          6.91        (30.51) to (30.97)
Founding Allocation
   Series II                2008  136,082    13.21 to 7.54      1,035,742     2.05 to 0.35          2.91           5.67 to (36.87)
                            2007   88,895    12.07 to 11.94     1,067,048     2.05 to 0.45          0.97         (3.45) to (4.47)
Fundamental Value
   Series I                 2008   33,466    10.85 to 10.11       336,160     1.90 to 0.45          2.42        (39.59) to (40.47)
                            2007    8,886    17.95 to 16.97       148,942     1.90 to 0.45          1.57           3.57 to 2.07
                            2006   10,715    17.34 to 13.64       175,241     1.90 to 0.45          0.80          14.00 to 9.10
                            2005   12,105    15.21 to 14.28       175,605     1.90 to 0.45          0.46           8.35 to 6.80
                            2004   13,372    14.03 to 13.35       181,041     1.90 to 0.45          0.46          11.30 to 9.69
Fundamental Value
   Series II                2008   23,786    12.08 to 11.67       251,341     2.05 to 0.45          0.64        (39.73) to (40.69)
                            2007   22,520    20.36 to 19.37       399,581     2.05 to 0.45          1.21           3.41 to 1.75
                            2006   20,167    20.09 to 13.62       353,591     2.05 to 0.45          0.58          13.73 to 8.94
                            2005   15,513    17.93 to 15.62       245,661     2.05 to 0.45          0.21           8.21 to 6.50
                            2004   11,922    16.82 to 14.65       176,399     2.05 to 0.45          0.31          10.94 to 9.18
Global Allocation
   Series I                 2008    3,166     9.34 to 9.19         26,694     1.90 to 0.45          4.53        (34.59) to (35.53)
                            2007    4,328    14.49 to 14.04        56,387     1.90 to 0.45          6.21           4.66 to 3.14
                            2006    5,264    14.20 to 12.39        66,274     1.90 to 0.45          1.04          12.99 to 6.53
                            2005    5,523    12.73 to 11.10        62,159     1.90 to 0.45          0.96           5.73 to 4.21
                            2004    5,658    12.19 to 10.62        60,918     1.90 to 0.45          1.02          12.22 to 10.60

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Global Allocation
   Series II                2008   11,729   $12.43 to $11.69  $   121,346    2.05% to 0.45%         4.78%      (34.69)% to (35.73)%
                            2007   12,998    19.35 to 17.90       208,609     2.05 to 0.45          6.27           4.40 to 2.73
                            2006   11,570    18.90 to 13.30       181,781     2.05 to 0.45          0.77          12.77 to 6.39
                            2005    7,328    17.01 to 13.74       105,078     2.05 to 0.45          0.71           5.46 to 3.79
                            2004    3,418    16.38 to 13.18        47,201     2.05 to 0.45          0.58          12.02 to 10.24
Global Bond Series I        2008    3,603    18.64 to 17.44        81,496     1.90 to 0.45          0.63         (4.91) to (6.28)
                            2007    3,988    19.61 to 18.61        97,298     1.90 to 0.45          7.40           9.14 to 7.56
                            2006    4,255    27.35 to 12.69        97,361     1.90 to 0.45          0.00           4.80 to 1.56
                            2005    5,053    26.35 to 16.54       112,958     1.90 to 0.45          4.81         (6.96) to (8.30)
                            2004    5,762    28.59 to 18.02       140,271     1.90 to 0.45          3.93           9.75 to 8.16
Global Bond Series II       2008    9,374    18.18 to 13.62       154,496     2.05 to 0.45          0.58         (5.09) to (6.60)
                            2007   12,099    19.15 to 14.58       212,896     2.05 to 0.45          7.11           8.85 to 7.29
                            2006   11,018    17.60 to 12.67       182,700     2.05 to 0.45          0.00           4.60 to 1.36
                            2005    8,123    16.83 to 13.23       132,346     2.05 to 0.45          4.05         (7.07) to (8.54)
                            2004    5,635    18.33 to 14.46       100,044     2.05 to 0.45          2.53           9.57 to 7.83
Global Trust Series I       2008    6,778    10.91 to 9.60        109,603     1.90 to 0.45          1.91        (39.82) to (40.69)
                            2007    7,318    18.12 to 16.18       212,666     1.90 to 0.45          2.29           0.88 to (0.58)
                            2006    8,922    33.14 to 15.13       260,712     1.90 to 0.45          1.35          19.78 to 18.06
                            2005   10,732    27.93 to 12.80       264,521     1.90 to 0.45          1.27          10.22 to 8.64
                            2004   12,558    25.58 to 11.77       284,712     1.90 to 0.45          1.76          14.24 to 12.59
Global Trust Series II      2008    2,398    12.61 to 11.95        26,665     2.05 to 0.45          1.61        (39.91) to (40.87)
                            2007    3,028    21.32 to 19.88        56,610     2.05 to 0.45          1.24           0.64 to (0.97)
                            2006    1,911    21.61 to 18.43        35,849     2.05 to 0.45          1.20          19.56 to 17.66
                            2005    2,039    18.35 to 15.60        32,214     2.05 to 0.45          1.07          10.00 to 8.26
                            2004    1,761    16.93 to 14.35        25,596     2.05 to 0.45          1.27          14.02 to 12.21
Health Sciences Series I    2008    2,673    15.05 to 13.28        37,029     1.90 to 0.45          0.00        (30.22) to (31.23)
                            2007    3,480    21.57 to 19.31        69,811     1.90 to 0.45          0.00          17.14 to 15.45
                            2006    4,163    18.41 to 13.39        72,020     1.90 to 0.45          0.00           7.89 to 6.34
                            2005    4,903    17.07 to 15.73        79,469     1.90 to 0.45          0.00          12.14 to 10.53
                            2004    5,488    15.22 to 14.23        80,167     1.90 to 0.45          0.00          14.79 to 13.13
Health Sciences Series II   2008    2,876    16.27 to 15.55        41,778     2.05 to 0.45          0.00        (30.37) to (31.48)
                            2007    3,394    23.36 to 22.69        71,855     2.05 to 0.45          0.00          16.91 to 15.05
                            2006    3,954    19.98 to 13.38        72,848     2.05 to 0.45          0.00           7.68 to 5.98
                            2005    4,467    18.66 to 15.95        77,355     2.05 to 0.45          0.00          11.92 to 10.15
                            2004    4,517    16.93 to 14.42        70,754     2.05 to 0.45          0.00          14.53 to 12.70
High Income Series II       2008      230     6.52 to 6.35          1,474     2.05 to 0.45         10.90        (43.84) to (44.73)
                            2007       93    11.61 to 11.49         1,071     2.05 to 0.45          1.46         (7.12) to (8.11)
High Yield Series I         2008    4,032    11.43 to 11.06        46,087     1.90 to 0.45          8.15        (29.84) to (30.85)
                            2007    4,963    16.29 to 16.00        81,825     1.90 to 0.45         12.30           1.18 to (0.29)
                            2006    7,027    17.23 to 13.27       116,074     1.90 to 0.45          6.60           9.87 to 6.18
                            2005    8,853    15.83 to 13.31       134,654     1.90 to 0.45          5.33           3.23 to 1.75
                            2004   12,535    15.48 to 13.07       186,476     1.90 to 0.45          5.11          10.56 to 8.97

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
High Yield Series II        2008    4,362   $12.86 to $11.16      $50,595    2.05% to 0.45%         8.02%      (30.02)% to (31.13)%
                            2007    3,942    18.37 to 16.21        66,768     2.05 to 0.45         11.87           0.90 to (0.71)
                            2006    5,215    18.21 to 13.26        88,817     2.05 to 0.45          6.47           9.74 to 6.05
                            2005    6,168    16.59 to 15.11        96,925     2.05 to 0.45          4.29           3.09 to 1.46
                            2004    7,789    16.09 to 14.90       120,087     2.05 to 0.45          3.83          10.35 to 8.59
Income & Value Series I     2008    8,495    13.32 to 9.94        144,360     1.90 to 0.45          2.90        (30.44) to (31.45)
                            2007   10,865    19.15 to 14.50       267,191     1.90 to 0.45          3.92           0.65 to (0.80)
                            2006   13,422    27.95 to 13.00       330,323     1.90 to 0.45          2.06           8.18 to 4.00
                            2005   16,723    26.08 to 13.47       384,468     1.90 to 0.45          1.74           4.75 to 3.25
                            2004   21,495    25.14 to 13.03       474,087     1.90 to 0.45          1.28           7.16 to 5.61
Income & Value Series II    2008    4,009    11.56 to 11.20        42,340     2.05 to 0.45          2.70        (30.54) to (31.65)
                            2007    5,130    16.64 to 16.38        78,943     2.05 to 0.45          3.64           0.45 to (1.15)
                            2006    5,880    16.64 to 12.98        91,332     2.05 to 0.45          1.85           7.93 to 3.86
                            2005    6,788    15.65 to 14.18        98,864     2.05 to 0.45          1.58           4.51 to 2.86
                            2004    8,251    15.20 to 13.73       116,251     2.05 to 0.45          0.90           6.93 to 5.23
Independence Investment
LLC Small Cap Series II     2008        0     8.87 to 8.38              0     2.05 to 0.45          0.00        (41.73) to (42.53)
                            2007       81    15.22 to 14.58         1,194     2.05 to 0.45          0.00         (0.16) to (1.76)
                            2006       87    15.25 to 14.85         1,298     2.05 to 0.45          0.00           6.93 to 5.24
                            2005       43    14.36 to 14.11           613     2.05 to 0.45          0.00          14.06 to 12.86
Index Allocation
Series II                   2008   31,257    10.59 to 10.11       318,495     2.05 to 0.45          1.41        (26.80) to (27.97)
                            2007   21,010    14.46 to 14.03       295,947     2.05 to 0.45          4.07           6.07 to 4.38
                            2006    7,176    13.63 to 13.22        96,463     2.05 to 0.45          2.53           9.07 to 5.76
International Core
Series I                    2008    3,231    11.90 to 11.87        37,670     1.90 to 0.45          4.76        (38.90) to (39.78)
                            2007    4,161    19.72 to 19.47        80,318     1.90 to 0.45          2.14          10.92 to 9.31
                            2006    5,288    18.57 to 13.34        93,287     1.90 to 0.45          0.58          24.21 to 6.71
                            2005    5,936    15.09 to 11.01        85,234     1.90 to 0.45          0.80          15.42 to 13.77
                            2004    7,051    13.20 to 9.66         88,832     1.90 to 0.45          0.83          15.07 to 13.41
International Core
Series II                   2008    1,971    16.63 to 13.99        24,822     2.05 to 0.45          4.67        (39.05) to (40.02)
                            2007    2,356    27.73 to 22.96        49,951     2.05 to 0.45          1.84          10.63 to 8.87
                            2006    2,166    25.57 to 13.33        42,672     2.05 to 0.45          0.41          24.06 to 6.68
                            2005    1,940    20.92 to 15.87        31,414     2.05 to 0.45          0.00          15.19 to 13.36
                            2004    2,041    18.44 to 13.98        29,022     2.05 to 0.45          0.62          14.83 to 13.01
International Equity
Index B Series NAV          2008    2,852     7.22 to 7.15         20,583     2.05 to 1.40          2.60        (45.16) to (45.52)
                            2007    3,272    13.17 to 13.12        43,122     2.05 to 1.40          1.91           5.44 to 4.99
International Small Cap
Series I                    2008    3,028    11.89 to 11.63        37,255     1.90 to 0.45          2.40        (53.19) to (53.87)
                            2007    4,226    25.40 to 25.21       111,985     1.90 to 0.45          2.70           9.64 to 8.05
                            2006    5,090    26.22 to 13.60       125,839     1.90 to 0.45          1.15          27.15 to 8.82
                            2005    5,693    20.82 to 10.89       112,015     1.90 to 0.45          0.93           9.61 to 8.04
                            2004    6,714    19.17 to 10.06       122,001     1.90 to 0.45          0.12          20.52 to 18.78
International Small Cap
Series II                   2008    1,815    14.16 to 13.08        20,949     2.05 to 0.45          2.17        (53.32) to (54.06)
                            2007    2,477    30.83 to 28.02        63,091     2.05 to 0.45          2.40           9.40 to 7.66
                            2006    2,156    28.74 to 13.59        52,297     2.05 to 0.45          1.01          26.98 to 8.76
                            2005    2,140    22.97 to 19.13        41,886     2.05 to 0.45          0.25           9.38 to 7.65
                            2004    2,122    21.32 to 17.75        38,396     2.05 to 0.45          0.08          20.32 to 18.41

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
International Value
Series I                    2008    9,996   $14.07 to $13.62  $   124,275    1.90% to 0.45%         3.17%      (42.92)% to (43.75)%
                            2007   13,413    24.65 to 24.22       295,227     1.90 to 0.45          4.19           9.03 to 7.45
                            2006   17,751    22.78 to 14.14       361,944     1.90 to 0.45          1.87          29.01 to 13.12
                            2005   21,037    17.88 to 15.65       335,774     1.90 to 0.45          0.63          10.05 to 8.47
                            2004   11,967    16.45 to 14.40       175,648     1.90 to 0.45          1.21          21.00 to 19.25
International Value
Series II                   2008    7,623    16.88 to 15.00       104,997     2.05 to 0.45          3.07        (43.07) to (43.98)
                            2007    9,361    30.14 to 26.35       231,324     2.05 to 0.45          3.64           8.86 to 7.13
                            2006    9,830    28.23 to 14.11       228,099     2.05 to 0.45          1.69          28.69 to 12.92
                            2005   10,598    22.27 to 17.84       194,292     2.05 to 0.45          0.60           9.81 to 8.08
                            2004    8,850    20.58 to 16.48       149,346     2.05 to 0.45          0.88          20.83 to 18.91
Investment Quality Bond
Series I                    2008    5,071    19.86 to 15.01       103,084     1.90 to 0.45          6.59         (2.12) to (3.53)
                            2007    5,274    20.29 to 15.56       120,393     1.90 to 0.45          8.94           5.73 to 4.20
                            2006    6,261    30.98 to 13.03       136,834     1.90 to 0.45          6.21           4.34 to 1.62
                            2005    7,772    30.30 to 14.70       167,181     1.90 to 0.45          5.80           1.80 to 0.34
                            2004    9,594    30.02 to 14.65       204,558     1.90 to 0.45          6.19           4.34 to 2.83
Investment Quality Bond
Series II                   2008    6,302    16.09 to 13.17        92,405     2.05 to 0.45          5.85         (2.26) to (3.82)
                            2007    8,639    16.47 to 13.69       130,926     2.05 to 0.45          8.68           5.44 to 3.76
                            2006    7,917    15.62 to 13.00       115,907     2.05 to 0.45          5.20           4.16 to 1.27
                            2005    5,017    15.18 to 13.03        73,033     2.05 to 0.45          4.65           1.57 to (0.04)
                            2004    3,804    14.94 to 13.04        55,108     2.05 to 0.45          4.96           4.18 to 2.52
John Hancock
International Equity
Index Series I              2008      964    13.58 to 12.69        12,493     1.90 to 0.45          1.89        (44.80) to (45.59)
                            2007    1,307    24.60 to 23.33        30,978     1.90 to 0.45          3.65          14.90 to 13.24
                            2006    2,339    21.41 to 20.60        48,747     1.90 to 0.45          0.83          24.92 to 23.13
                            2005    1,670    17.14 to 16.73        28,128     1.90 to 0.45          0.89          16.09 to 14.42
                            2004    1,580    14.76 to 14.62        23,155     1.90 to 0.45          0.49          18.09 to 16.96
John Hancock
International Equity
Index Series II             2008      996    13.45 to 12.48        12,716     2.05 to 0.45          1.70        (44.89) to (45.77)
                            2007    1,301    24.41 to 23.02        30,453     2.05 to 0.45          3.43          14.65 to 12.81
                            2006    1,937    21.29 to 20.41        39,999     2.05 to 0.45          0.65          24.70 to 22.73
                            2005    1,847    17.08 to 16.63        30,938     2.05 to 0.45          0.72          15.87 to 14.04
                            2004    1,590    14.74 to 14.58        23,245     2.05 to 0.45          0.37          17.91 to 16.66
John Hancock Strategic
Income Series II            2008      711    13.59 to 12.62         9,164     2.05 to 0.45          9.38         (9.18) to (10.62)
                            2007    1,038    14.97 to 14.11        14,897     2.05 to 0.45          1.82           5.06 to 3.38
                            2006    1,264    14.25 to 13.65        17,467     2.05 to 0.45          2.95           3.40 to 1.77
                            2005    1,096    13.78 to 13.42        14,810     2.05 to 0.45          4.44           1.54 to (0.07)
                            2004      515    13.57 to 13.42         6,934     2.05 to 0.45          2.70           8.54 to 7.40
Large Cap Value Series I    2008    1,450    16.85 to 15.53        23,027     1.90 to 0.45          1.38        (36.20) to (37.12)
                            2007    2,039    26.42 to 24.69        51,302     1.90 to 0.45          0.93           3.91 to 2.40
                            2006    2,873    25.42 to 24.07        70,289     1.90 to 0.45          0.00           1.56 to 1.44

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Large Cap Value Series II   2008    1,229   $16.79 to $15.34  $    19,316    2.05% to 0.45%         1.24%      (36.31)% to (37.32)%
                            2007    1,608    26.36 to 24.47        40,131     2.05 to 0.45          0.61           3.71 to 2.06
                            2006    2,246    25.42 to 23.98        54,673     2.05 to 0.45          0.30          15.24 to 13.41
                            2005    3,950    22.06 to 21.14        84,616     2.05 to 0.45          0.00          14.75 to 12.93
                            2004    1,866    19.22 to 18.72        35,228     2.05 to 0.45          0.80          20.99 to 19.06
Lifestyle Aggressive
Series I                    2008    7,208    10.58 to 10.35        78,078     1.90 to 0.45          1.64        (42.25) to (43.09)
                            2007    9,206    18.33 to 18.19       175,525     1.90 to 0.45          9.29           8.06 to 6.50
                            2006   12,038    18.82 to 13.07       214,082     1.90 to 0.45          7.68          14.94 to 4.58
                            2005   11,604    16.53 to 12.90       181,451     1.90 to 0.45          1.89          10.14 to 8.56
                            2004   11,723    15.15 to 11.86       168,004     1.90 to 0.45          0.71          15.54 to 13.87
Lifestyle Aggressive
Series II                   2008   12,730    13.32 to 12.27       140,031     2.05 to 0.45          1.49        (42.41) to (43.33)
                            2007   14,689    23.50 to 21.30       285,280     2.05 to 0.45          9.17           7.92 to 6.20
                            2006   16,596    22.21 to 12.99       309,161     2.05 to 0.45          7.66          14.67 to 3.93
                            2005   16,739    19.66 to 16.33       277,178     2.05 to 0.45          1.85           9.98 to 8.24
                            2004   16,230    18.15 to 15.06       247,351     2.05 to 0.45          0.55          15.54 to 13.70
Lifestyle Balanced
Series I                    2008   35,216    14.29 to 11.92       488,816     1.90 to 0.45          2.92        (31.61) to (32.60)
                            2007   44,019    20.89 to 17.69       919,281     1.90 to 0.45          7.51           5.99 to 4.46
                            2006   49,450    21.97 to 13.28       985,780     1.90 to 0.45          5.35          12.23 to 6.23
                            2005   49,933    19.76 to 14.48       894,432     1.90 to 0.45          3.84           6.40 to 4.88
                            2004   46,654    18.75 to 13.80       789,746     1.90 to 0.45          2.09          12.98 to 11.35
Lifestyle Balanced
Series II                   2008  536,639    13.01 to 8.69      6,354,575     2.05 to 0.35          3.27        (30.48) to (32.84)
                            2007  485,069    20.05 to 19.37     8,669,581     2.05 to 0.45          7.41           5.78 to 4.10
                            2006  381,237    18.96 to 0.00      6,683,427     2.05 to 0.45          4.88          12.00 to 5.60
                            2005  257,276    16.92 to 15.98     4,150,374     2.05 to 0.45          3.23           6.33 to 4.64
                            2004  125,541    16.16 to 15.21     1,929,170     2.05 to 0.45          1.16          12.90 to 11.10
Lifestyle Conservative
Series I                    2008    8,662    17.72 to 13.39       143,844     1.90 to 0.45          4.40        (15.95) to (17.16)
                            2007    7,414    21.08 to 16.16       150,689     1.90 to 0.45          7.90           4.90 to 3.39
                            2006    7,446    21.39 to 13.18       146,048     1.90 to 0.45          4.48           7.95 to 5.48
                            2005    8,320    20.01 to 14.69       152,461     1.90 to 0.45          4.75           2.42 to 0.95
                            2004    8,980    19.72 to 14.55       162,471     1.90 to 0.45          3.36           8.10 to 6.54
Lifestyle Conservative
Series II                   2008   89,201    12.80 to 10.41     1,171,315     2.05 to 0.35          5.44        (16.69) to (17.39)
                            2007   40,759    17.39 to 15.49       653,822     2.05 to 0.45          7.84           4.70 to 3.03
                            2006   29,039    16.61 to 13.11       454,533     2.05 to 0.45          4.40           7.64 to 4.85
                            2005   24,907    15.43 to 14.19       368,418     2.05 to 0.45          4.40           2.35 to 0.73
                            2004   17,301    15.08 to 14.09       253,059     2.05 to 0.45          2.12           8.02 to 6.30
Lifestyle Growth Series I   2008   33,091    12.47 to 11.09       410,760     1.90 to 0.45          2.40        (36.89) to (37.80)
                            2007   38,655    19.75 to 17.82       781,228     1.90 to 0.45          7.68           7.04 to 5.49
                            2006   46,044    20.82 to 13.15       879,620     1.90 to 0.45          5.87          12.99 to 5.17
                            2005   45,702    18.61 to 13.68       779,580     1.90 to 0.45          2.72           8.18 to 6.62
                            2004   43,023    17.36 to 12.81       683,979     1.90 to 0.45          1.33          14.07 to 12.43

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Lifestyle Growth
Series II                   2008  739,885   $13.11 to $8.14   $ 8,170,434    2.05% to 0.35%         2.53%      (34.88)% to (37.96)%
                            2007  667,867    20.56 to 21.12    12,027,024     2.05 to 0.45          7.35           6.77 to 5.07
                            2006  501,635    20.18 to 13.07     8,845,509     2.05 to 0.45          5.15          12.77 to 4.55
                            2005  277,283    19.16 to 16.14     4,520,493     2.05 to 0.45          2.26           8.02 to 6.31
                            2004  127,774    17.07 to 15.12     1,952,965     2.05 to 0.45          0.70          14.08 to 12.27
Lifestyle Moderate
Series I                    2008   12,359    15.65 to 12.41       188,774     1.90 to 0.45          3.72        (24.57) to (25.66)
                            2007   14,006    20.75 to 16.70       290,199     1.90 to 0.45          7.68           4.82 to 3.30
                            2006   15,205    21.79 to 13.22       303,646     1.90 to 0.45          4.56           9.92 to 5.73
                            2005   15,526    20.01 to 14.61       283,418     1.90 to 0.45          4.06           3.69 to 2.20
                            2004   15,173    19.48 to 14.28       268,253     1.90 to 0.45          2.72          10.54 to 8.95
Lifestyle Moderate
Series II                   2008  137,848    12.67 to 9.49      1,689,787     2.05 to 0.35          4.26        (24.06) to (25.90)
                            2007  108,763    18.46 to 17.10     1,817,725     2.05 to 0.45          7.55           4.61 to 2.94
                            2006   84,168    17.64 to 0.00      1,387,766     2.05 to 0.45          4.32           9.69 to 5.10
                            2005   64,444    16.09 to 15.26       991,680     2.05 to 0.45          3.58           3.53 to 1.90
                            2004   37,688    15.53 to 14.95       566,889     2.05 to 0.45          1.59          10.54 to 8.78
LMFC Core Equity Series I   2008       12     6.30 to 6.26             77     1.55 to 0.80         16.50        (49.60) to (49.93)
LMFC Core Equity
Series II                   2008    2,544     6.68 to 6.20         16,045     2.05 to 0.45         11.16        (54.79) to (55.52)
                            2007    2,708    14.79 to 13.95        38,277     2.05 to 0.45          0.00         (6.48) to (7.98)
                            2006    3,123    15.81 to 13.40        47,852     2.05 to 0.45          0.00           7.37 to 4.32
                            2005    3,539    14.92 to 14.53        51,784     2.05 to 0.45          0.00           5.30 to 3.63
                            2004    1,943    14.17 to 14.02        27,320     2.05 to 0.45          0.00          13.34 to 12.15
Marisco International
Opportunities Series II     2008    2,821    11.17 to 10.53        29,250     2.05 to 0.45          0.90        (50.88) to (51.67)
                            2007    3,614    22.74 to 21.79        78,152     2.05 to 0.45          1.37          19.23 to 17.33
                            2006    2,220    19.07 to 13.33        40,997     2.05 to 0.45          0.33          23.35 to 6.62
                            2005      814    15.57 to 15.30        12,495     2.05 to 0.45          0.00          23.71 to 22.41
Mid Cap Index Series I      2008    2,545    14.06 to 11.97        32,196     1.90 to 0.45          0.93        (36.70) to (37.62)
                            2007    2,828    22.22 to 19.19        57,218     1.90 to 0.45          1.27           7.03 to 5.48
                            2006    3,648    20.76 to 12.72        69,718     1.90 to 0.45          0.65           9.22 to 1.72
                            2005    3,755    19.01 to 16.38        66,360     1.90 to 0.45          0.52          11.52 to 9.92
                            2004    4,260    17.04 to 14.88        68,148     1.90 to 0.45          0.37          15.31 to 13.64
Mid Cap Index Series II     2008    5,042    13.82 to 12.70        59,488     2.05 to 0.45          0.70        (36.81) to (37.82)
                            2007    4,747    22.23 to 20.09        89,771     2.05 to 0.45          0.85           6.85 to 5.14
                            2006    3,931    21.22 to 12.70        70,695     2.05 to 0.45          0.46           8.95 to (0.67)
                            2005    3,338    19.77 to 16.37        55,886     2.05 to 0.45          0.34          11.29 to 9.53
                            2004    3,477    18.03 to 14.93        52,902     2.05 to 0.45          0.24          15.13 to 13.30
Mid Cap Intersection
Series I                    2008        1     7.77 to 7.72              5     1.55 to 0.80          0.62        (37.81) to (38.23)
Mid Cap Intersection
Series II                   2008      379     6.67 to 6.49          2,482     2.05 to 0.45          0.00        (42.43) to (43.35)
                            2007      183    11.59 to 11.46         2,103     2.05 to 0.45          0.00         (7.32) to (8.31)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Mid Cap Stock Series I      2008   13,282   $12.96 to $12.71  $   148,055    1.90% to 0.45%         0.00%      (44.02)% to (44.83)%
                            2007   14,502    23.49 to 22.71       292,411     1.90 to 0.45          0.00          23.01 to 21.24
                            2006   18,381    19.59 to 12.82       304,720     1.90 to 0.45          0.00          13.04 to 2.55
                            2005   22,048    17.54 to 14.50       326,656     1.90 to 0.45          0.00          14.06 to 12.42
                            2004   13,194    15.57 to 12.87       173,906     1.90 to 0.45          0.00          18.50 to 16.79
Mid Cap Stock Series II     2008    6,954    15.07 to 15.00        93,272     2.05 to 0.45          0.00        (44.12) to (45.01)
                            2007    7,457    27.41 to 26.84       182,162     2.05 to 0.45          0.00          22.80 to 20.84
                            2006    7,959    22.77 to 12.80       161,929     2.05 to 0.45          0.00          12.80 to 2.40
                            2005    8,673    20.49 to 17.62       159,035     2.05 to 0.45          0.00          13.91 to 12.11
                            2004    6,824    18.26 to 15.65       111,076     2.05 to 0.45          0.00          18.22 to 16.33
Mid Cap Value Series I      2008    5,627    13.20 to 11.86        66,824     1.90 to 0.45          1.70        (39.31) to (40.19)
                            2007    7,236    21.75 to 19.83       146,671     1.90 to 0.45          1.08           0.24 to (1.21)
                            2006    9,675    21.70 to 20.07       197,760     1.90 to 0.45          0.72          11.77 to 10.16
                            2005   12,360    19.41 to 18.22       228,346     1.90 to 0.45          0.45           7.52 to 5.98
                            2004   13,726    18.06 to 17.18       238,327     1.90 to 0.45          0.47          23.90 to 22.11
Mid Cap Value Series II     2008    6,017    12.91 to 12.19        68,824     2.05 to 0.45          1.50        (39.44) to (40.41)
                            2007    7,511    21.66 to 20.14       143,553     2.05 to 0.45          0.74           0.05 to (1.55)
                            2006    9,922    22.08 to 18.82       191,977     2.05 to 0.45          0.53          11.53 to 9.76
                            2005   12,516    20.09 to 17.12       219,693     2.05 to 0.45          0.26           7.28 to 5.58
                            2004   13,288    19.01 to 16.19       219,968     2.05 to 0.45          0.32          23.66 to 21.69
ML Global Allocation        2008       80    21.39 to 12.43         1,038     1.90 to 1.40          1.95        (20.69) to (21.09)
                            2007       91    27.10 to 15.67         1,520     1.90 to 1.40          2.46          15.19 to 14.61
                            2006      124    23.90 to 13.61         1,771     1.90 to 1.40          2.42          14.74 to 14.17
                            2005      139    20.89 to 11.86         1,742     1.90 to 0.45          2.29           8.83 to 8.28
                            2004      149    19.26 to 10.90         1,719     1.90 to 1.40          2.68          12.61 to 12.05
Money Market B Series NAV   2008    2,982    12.86 to 12.72        38,239     2.05 to 1.40          2.10           0.69 to 0.04
                            2007    3,382    12.77 to 12.71        43,140     2.05 to 1.40          3.06           2.14 to 1.70
Money Market Series I       2008   22,608    16.40 to 12.83       365,001     1.90 to 0.45          1.73           1.31 to (0.16)
                            2007   19,225    16.19 to 12.85       312,447     1.90 to 0.45          4.46           4.09 to 2.58
                            2006   19,705    19.67 to 12.53       311,440     1.90 to 0.45          4.36           3.97 to 2.18
                            2005   19,375    19.08 to 12.22       298,159     1.90 to 0.45          2.59           2.20 to 0.74
                            2004   22,525    18.82 to 12.13       343,103     1.90 to 0.45          0.77           0.35 to (1.09)
Money Market Series II      2008  107,097    12.70 to 12.56     1,383,024     2.05 to 0.35          1.38           0.52 to (0.51)
                            2007   33,634    13.80 to 12.76       434,277     2.05 to 0.45          4.23           3.88 to 2.22
                            2006   24,354    13.28 to 12.42       305,880     2.05 to 0.45          4.20           3.77 to 2.04
                            2005   17,145    12.80 to 12.14       209,983     2.05 to 0.45          2.46           2.00 to 0.38
                            2004   13,718    12.55 to 12.08       166,752     2.05 to 0.45          0.53           0.15 to (1.44)
Mutual Shares Series I      2008    2,191     8.38 to 8.33         18,360     1.55 to 0.80          2.97        (32.93) to (33.37)
Natural Resources
Series II                   2008    4,520    26.34 to 24.06       103,282     2.05 to 0.45          0.28        (51.93) to (52.70)
                            2007    5,633    54.80 to 50.87       279,654     2.05 to 0.45          0.82          39.80 to 37.57
                            2006    5,989    39.20 to 12.33       222,307     2.05 to 0.45          0.40          21.49 to (1.39)
                            2005    6,124    32.27 to 30.93       191,797     2.05 to 0.45          0.00          45.76 to 43.46
                            2004    3,870    22.14 to 21.56        84,076     2.05 to 0.45          0.05          23.49 to 21.52

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Optimized All Cap
Series II                   2008    4,771   $12.72 to $11.62      $57,017    2.05% to 0.45%         0.62%      (43.50)% to (44.40)%
                            2007    5,614    22.52 to 20.90       120,043     2.05 to 0.45          0.87           3.10 to 1.46
                            2006      157    21.84 to 20.60         3,294     2.05 to 0.45          0.78          14.39 to 12.58
                            2005      162    19.09 to 18.30         3,011     2.05 to 0.45          0.77           7.88 to 6.17
                            2004      124    17.70 to 17.23         2,152     2.05 to 0.45          0.89          14.16 to 12.34
Optimized Value Series II   2008    1,107    10.49 to 9.74         11,037     2.05 to 0.45          2.09        (41.63) to (42.56)
                            2007    1,358    17.97 to 16.95        23,442     2.05 to 0.45          1.02         (5.82) to (7.32)
                            2006      278    19.08 to 18.29         5,139     2.05 to 0.45          1.46          20.51 to 18.60
                            2005      193    15.83 to 15.42         3,000     2.05 to 0.45          0.00           8.33 to 6.61
                            2004       35    14.62 to 14.46           503     2.05 to 0.45          0.00          16.93 to 15.70
Pacific Rim Series I        2008    2,021    14.11 to 13.60        18,180     1.90 to 0.45          1.42        (40.28) to (41.15)
                            2007    2,850    23.63 to 23.12        43,926     1.90 to 0.45          1.79           8.65 to 7.08
                            2006    3,952    21.82 to 12.26        55,902     1.90 to 0.45          0.94          10.55 to (1.94)
                            2005    4,878    19.99 to 12.17        63,116     1.90 to 0.45          0.86          25.19 to 23.39
                            2004    4,342    16.17 to 9.83         45,136     1.90 to 0.45          0.45          16.37 to 14.70
Pacific Rim Series II       2008    1,096    17.45 to 14.48        14,433     2.05 to 0.45          1.14        (40.36) to (41.31)
                            2007    1,748    29.74 to 24.27        39,753     2.05 to 0.45          1.49           8.35 to 6.62
                            2006    1,839    27.99 to 12.26        39,724     2.05 to 0.45          0.74          10.42 to (1.95)
                            2005    2,335    25.73 to 19.24        46,964     2.05 to 0.45          0.68          24.86 to 22.89
                            2004    1,619    20.92 to 15.64        26,155     2.05 to 0.45          0.34          16.27 to 14.42
PIM Classic Value
Series II                   2008    1,238     8.15 to 7.57          9,431     2.05 to 0.45          1.54        (45.92) to (46.79)
                            2007    1,439    15.08 to 14.22        20,614     2.05 to 0.45          1.20        (13.20) to (14.58)
                            2006    2,037    17.37 to 13.72        34,189     2.05 to 0.45          1.10          15.32 to 9.74
                            2005    1,023    15.07 to 14.67        15,129     2.05 to 0.45          0.46           8.73 to 7.01
                            2004      550    13.86 to 13.71         7,563     2.05 to 0.45          0.28          10.84 to 9.67
PIMCO VIT All Asset
Series II                   2008    1,542    13.72 to 12.74        20,097     2.05 to 0.45          5.31        (16.55) to (17.88)
                            2007    1,761    16.44 to 15.51        27,809     2.05 to 0.45          6.56           7.51 to 5.80
                            2006    2,705    15.30 to 14.66        40,167     2.05 to 0.45          4.68           3.89 to 2.25
                            2005    3,798    14.72 to 14.34        54,870     2.05 to 0.45          4.50           5.47 to 3.80
                            2004    1,151    13.96 to 13.81        15,951     2.05 to 0.45          4.61          11.67 to 10.50
Quantitative Mid Cap
Series I                    2008        0    14.06 to 13.94             0     1.90 to 0.45          0.04         (3.17) to (3.61)
                            2007      479    14.52 to 14.46         6,505     1.90 to 0.45          0.40         (2.52) to (3.93)
                            2006      700    15.22 to 13.80         9,867     1.90 to 0.45          0.00           3.63 to 2.14
                            2005    1,132    14.87 to 13.50        15,576     1.90 to 0.45          0.00          13.11 to 11.49
                            2004    1,100    13.31 to 12.09        13,543     1.90 to 0.45          0.00          17.67 to 15.98
Quantitative Mid Cap
Series II                   2008        0    18.90 to 17.67             0     2.05 to 0.45          0.00         (3.13) to (3.62)
                            2007    1,361    19.61 to 18.24        23,299     2.05 to 0.45          0.26         (2.63) to (4.19)
                            2006      548    20.54 to 17.43         9,697     2.05 to 0.45          0.00           3.32 to 1.69
                            2005      845    20.18 to 17.07        14,660     2.05 to 0.45          0.00          12.88 to 11.09
                            2004      708    18.15 to 15.31        11,010     2.05 to 0.45          0.00          17.36 to 15.49
Real Estate Securities
Series I                    2008    2,584    17.55 to 16.15        46,813     1.90 to 0.45          3.13        (39.70) to (40.57)
                            2007    3,404    29.11 to 27.17       103,497     1.90 to 0.45          2.61        (15.99) to (17.21)
                            2006    5,075    38.25 to 15.69       185,688     1.90 to 0.45          1.79          37.49 to 25.49
                            2005    5,752    28.08 to 24.21       154,631     1.90 to 0.45          2.04          11.35 to 9.75
                            2004    7,124    25.46 to 22.06       173,731     1.90 to 0.45          2.35          31.44 to 29.55

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Real Estate Securities
   Series II                2008    3,569   $16.63 to $14.60  $    53,641    2.05% to 0.45%         2.88%      (39.85)% to (40.81)%
                            2007    4,179    27.65 to 24.67       106,983     2.05 to 0.45          2.10        (16.15) to (17.49)
                            2006    4,890    33.50 to 15.66       153,620     2.05 to 0.45          1.58          37.20 to 25.32
                            2005    5,075    24.71 to 22.15       119,047     2.05 to 0.45          1.56          11.15 to 9.40
                            2004    5,770    22.50 to 20.24       123,183     2.05 to 0.45          1.73          31.18 to 29.09
Real Return Bond
   Series II                2008    5,990    13.84 to 12.64        77,729     2.05 to 0.45          0.55        (11.94) to (13.34)
                            2007    5,983    15.71 to 14.58        89,176     2.05 to 0.45          6.36          10.59 to 8.83
                            2006    7,163    14.21 to 13.40        97,633     2.05 to 0.45          2.44         (0.26) to (1.83)
                            2005    9,320    14.25 to 13.65       128,756     2.05 to 0.45          0.13           0.76 to (0.83)
                            2004    9,068    14.14 to 13.77       125,769     2.05 to 0.45          0.28           8.24 to 6.52
Science & Technology
   Series I                 2008   11,304     7.31 to 5.80         77,390     1.90 to 0.45          0.00        (44.70) to (45.50)
                            2007   14,544    13.22 to 10.64       183,287     1.90 to 0.45          0.00          19.03 to 17.30
                            2006   19,135    12.90 to 4.53        208,202     1.90 to 0.45          0.00           5.05 to 1.31
                            2005   24,225    12.40 to 4.37        253,761     1.90 to 0.45          0.00           1.62 to 0.17
                            2004   29,948    12.31 to 4.36        313,598     1.90 to 0.45          0.00           0.42 to (1.03)
Science & Technology
   Series II                2008    3,149    10.44 to 9.81         27,165     2.05 to 0.45          0.00        (44.79) to (45.67)
                            2007    4,023    19.21 to 17.77        63,303     2.05 to 0.45          0.00          18.73 to 16.84
                            2006    4,062    16.51 to 11.23        54,950     2.05 to 0.45          0.00           4.90 to 1.16
                            2005    4,293    15.97 to 10.83        55,872     2.05 to 0.45          0.00           1.37 to (0.24)
                            2004    4,890    15.99 to 10.81        63,236     2.05 to 0.45          0.00           0.33 to (1.26)
Scudder Equity Index
   500 -- B                 2008    1,126    14.25 to 11.66        15,769     2.05 to 1.40          2.09        (38.24) to (38.64)
                            2007    1,253    23.08 to 19.00        28,468     2.05 to 1.40          1.20           3.38 to 2.71
                            2006    1,674    22.32 to 18.50        36,849     2.05 to 1.40          0.85          13.61 to 12.87
                            2005    1,974    19.65 to 16.39        38,324     2.05 to 1.40          0.00           4.46 to 0.00
Scudder Fixed Income -- B   2008    2,614    11.19 to 10.45        28,914     2.05 to 1.40          6.93        (20.83) to (21.34)
                            2007    3,489    14.13 to 13.28        48,823     2.05 to 1.40          4.22           2.30 to 1.63
                            2006    4,405    13.82 to 13.07        60,299     2.05 to 1.40          3.32           2.45 to 1.79
                            2005    4,911    13.48 to 12.84        65,750     2.05 to 1.40          3.04           0.44 to (0.21)
                            2004    5,059    13.43 to 12.86        67,586     2.05 to 1.40          2.65           2.65 to 1.98
Small Cap Index Series I    2008    1,375    12.16 to 11.57        15,410     1.90 to 0.45          1.23        (34.01) to (34.96)
                            2007    1,722    17.80 to 12.50        29,608     1.90 to 0.45          1.63         (2.61) to (4.02)
                            2006    2,274    18.92 to 17.47        40,548     1.90 to 0.45          0.52          17.08 to 15.40
                            2005    2,798    16.21 to 12.50        43,031     1.90 to 0.45          0.55           3.43 to 1.94
                            2004    3,317    15.87 to 12.50        49,871     1.90 to 0.45          0.33          16.80 to 15.11
Small Cap Index Series II   2008    4,455    13.88 to 12.46        52,121     2.05 to 0.45          1.03        (34.13) to (35.18)
                            2007    5,338    21.42 to 18.91        95,874     2.05 to 0.45          0.90         (2.79) to (4.34)
                            2006    2,385    22.48 to 18.19        44,538     2.05 to 0.45          0.34          16.82 to 14.97
                            2005    2,869    19.53 to 15.80        46,392     2.05 to 0.45          0.35           3.24 to 1.60
                            2004    3,002    19.20 to 15.53        47,580     2.05 to 0.45          0.19          16.60 to 14.75
Small Cap Opportunities
   Series I                 2008    2,041    13.60 to 12.53        26,145     1.90 to 0.45          2.31        (42.39) to (43.23)
                            2007    2,602    23.61 to 22.06        58,486     1.90 to 0.45          1.89         (8.08) to (9.41)
                            2006    3,561    25.68 to 24.35        88,037     1.90 to 0.45          0.73           9.96 to 8.38
                            2005    4,571    23.35 to 22.47       103,817     1.90 to 0.45          0.00          17.10 to 15.97

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Small Cap Opportunities
   Series II                2008    1,805   $13.50 to $12.33  $    22,321    2.05% to 0.45%         2.10%      (42.51)% to (43.43)%
                            2007    2,158    23.48 to 21.79        47,273     2.05 to 0.45          1.53         (8.22) to (9.69)
                            2006    2,749    25.58 to 12.24        66,874     2.05 to 0.45          0.55           9.70 to (2.06)
                            2005    3,283    23.32 to 22.35        74,178     2.05 to 0.45          0.00           7.13 to 5.43
                            2004    1,454    21.77 to 21.20        31,064     2.05 to 0.45          0.05          24.92 to 22.93
Small Cap Value Focus       2008      225    40.43 to 10.64         4,838     1.90 to 1.40          0.49        (41.03) to (41.33)
                            2007      299    68.56 to 18.13        11,280     1.90 to 1.40          0.12         (2.42) to (2.91)
                            2006      362    70.26 to 18.68        14,990     1.90 to 1.40          0.11          11.11 to 10.56
                            2005      439    63.24 to 16.89        16,487     1.90 to 1.40          0.82           8.71 to 8.17
                            2004      528    58.17 to 15.62        18,357     1.90 to 1.40          0.00          13.20 to 12.63
Small Company Value
   Series I                 2008    4,835    17.67 to 15.46        79,388     1.90 to 0.45          0.68        (27.38) to (28.43)
                            2007    6,599    24.33 to 21.61       150,842     1.90 to 0.45          0.15         (1.64) to (3.07)
                            2006    9,133    24.91 to 12.53       214,490     1.90 to 0.45          0.07          14.90 to 0.21
                            2005   11,133    21.97 to 19.68       229,830     1.90 to 0.45          0.28           6.55 to 5.03
                            2004   14,367    20.88 to 18.74       281,190     1.90 to 0.45          0.16          24.63 to 22.83
Small Company Value
   Series II                2008    5,166    15.20 to 14.76        71,273     2.05 to 0.45          0.47        (27.54) to (28.70)
                            2007    6,481    21.32 to 20.37       125,798     2.05 to 0.45          0.00         (1.85) to (3.42)
                            2006    8,527    22.15 to 12.51       172,275     2.05 to 0.45          0.00          14.69 to 0.07
                            2005    9,975    19.61 to 17.17       178,396     2.05 to 0.45          0.07           6.30 to 4.62
                            2004   11,153    18.72 to 16.38       189,902     2.05 to 0.45          0.08          24.38 to 22.40
Strategic Bond Series I     2008    3,957    16.46 to 13.40        66,522     1.90 to 0.45          6.35        (16.46) to (17.66)
                            2007    5,699    19.70 to 16.27       115,931     1.90 to 0.45          9.20         (0.61) to (2.04)
                            2006    6,540    21.83 to 13.31       135,033     1.90 to 0.45          6.82           6.60 to 5.05
                            2005    7,848    20.68 to 15.81       153,903     1.90 to 0.45          2.90           2.44 to 0.77
                            2004    9,150    20.42 to 15.69       177,185     1.90 to 0.45          3.79           6.18 to 4.65
Strategic Bond Series II    2008    3,983    14.03 to 11.36        51,326     2.05 to 0.45          6.51        (16.67) to (18.00)
                            2007    5,439    16.84 to 13.85        85,480     2.05 to 0.45          8.82         (0.71) to (2.29)
                            2006    6,041    16.96 to 13.29        97,092     2.05 to 0.45          6.78           6.42 to 4.70
                            2005    6,546    16.53 to 13.54       100,163     2.05 to 0.45          2.00           1.98 to 0.37
                            2004    4,919    15.63 to 13.49        74,721     2.05 to 0.45          2.33           5.91 to 4.23
T Rowe Price Mid Value
   Series II                2008      700    10.89 to 10.26         7,325     2.05 to 0.45          0.92        (35.17) to (36.21)
                            2007      890    16.79 to 16.09        14,516     2.05 to 0.45          1.68         (0.15) to (1.74)
                            2006      938    16.82 to 16.38        15,484     2.05 to 0.45          0.06          19.51 to 17.62
                            2005      334    14.07 to 13.92         4,662     2.05 to 0.45          0.00          12.56 to 11.37
Total Return Series I       2008   13,162    20.35 to 15.98       237,527     1.90 to 0.45          4.71           2.30 to 0.83
                            2007   14,285    19.89 to 15.85       254,967     1.90 to 0.45          7.40           8.00 to 6.44
                            2006   17,147    18.42 to 12.93       286,638     1.90 to 0.45          3.54           3.58 to 1.65
                            2005   20,828    17.86 to 14.65       340,882     1.90 to 0.45          2.43           2.02 to 0.55
                            2004   24,746    17.50 to 14.57       400,815     1.90 to 0.45          3.85           4.48 to 2.98

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
Total Return Series II      2008   15,080   $16.85 to $13.90  $   233,587    2.05% to 0.45%         4.73%         2.14% to 0.51%
                            2007   13,300    16.50 to 13.83       204,912     2.05 to 0.45          7.15           7.79 to 6.07
                            2006   14,890    15.31 to 12.91       215,790     2.05 to 0.45          3.36           3.44 to 1.33
                            2005   17,548    14.87 to 12.86       249,888     2.05 to 0.45          2.02           1.79 to 0.18
                            2004   18,952    14.61 to 12.84       268,236     2.05 to 0.45          3.05           4.24 to 2.58
Total Stock Market Index
   Series I                 2008    1,405     9.57 to 8.85         11,555     1.90 to 0.45          1.46        (37.48) to (38.39)
                            2007    1,875    15.54 to 14.16        24,997     1.90 to 0.45          2.16           4.70 to 3.19
                            2006    2,366    15.22 to 12.49        30,453     1.90 to 0.45          1.00          14.78 to 13.13
                            2005    2,761    13.43 to 11.01        31,292     1.90 to 0.45          1.15           5.22 to 3.71
                            2004    3,332    12.92 to 10.59        36,324     1.90 to 0.45          0.62          11.24 to 9.63
Total Stock Market Index
   Series II                2008    3,348    12.21 to 11.63        36,104     2.05 to 0.45          1.29        (37.57) to (38.57)
                            2007    4,118    19.87 to 18.63        71,822     2.05 to 0.45          1.16           4.51 to 2.84
                            2006    1,796    19.39 to 16.20        30,203     2.05 to 0.45          0.86          14.58 to 12.76
                            2005    2,109    17.18 to 14.30        31,196     2.05 to 0.45          0.89           4.94 to 3.28
                            2004    2,130    16.62 to 13.80        30,316     2.05 to 0.45          0.46          11.09 to 9.33
U.S. Core Series I          2008       --     9.95 to 8.03             --     1.90 to 0.45          1.26        (33.65) to (34.47)
                            2007   22,295    15.00 to 12.25       551,052     1.90 to 0.45          2.18           0.81 to (0.65)
                            2006   29,246    32.90 to 10.61       728,071     1.90 to 0.45          1.27           8.69 to 7.13
                            2005   37,957    30.56 to 9.89        881,125     1.90 to 0.45          1.44           1.57 to 0.12
                            2004   48,093    30.37 to 9.86      1,114,410     1.90 to 0.45          0.88           6.29 to 4.76
U.S. Core Series II         2008       --    10.70 to 10.15            --     2.05 to 0.45          1.02        (33.73) to (34.64)
                            2007    4,303    16.37 to 15.32        60,726     2.05 to 0.45          1.86           0.54 to (1.07)
                            2006    5,504    16.61 to 13.33        78,113     2.05 to 0.45          1.06           8.50 to 6.79
                            2005    6,878    15.54 to 12.43        90,983     2.05 to 0.45          1.22           1.38 to (0.22)
                            2004    7,865    15.56 to 12.41       103,787     2.05 to 0.45          0.65           6.07 to 4.38
U.S. Global Leaders
   Growth Series I          2008       --    13.88 to 13.10            --     1.90 to 0.45          0.39           0.48 to 0.02
                            2007    1,900    13.81 to 13.10        25,237     1.90 to 0.45          1.24           3.16 to 1.67
                            2006    2,430    13.39 to 12.88        31,621     1.90 to 0.45          0.00           1.35 to (0.11)
                            2005    2,923    13.21 to 12.90        37,929     1.90 to 0.45          0.15           8.99 to 7.93
U.S. Global Leaders
   Growth Series II         2008       --    13.82 to 12.97            --     2.05 to 0.45          0.35           0.39 to (0.12)
                            2007    1,510    13.77 to 12.98        19,916     2.05 to 0.45          0.87           3.03 to 1.38
                            2006    1,984    13.36 to 12.81        25,698     2.05 to 0.45          0.00           1.04 to (0.56)
                            2005    2,469    13.23 to 12.88        32,021     2.05 to 0.45          0.00            .41 to (1.18)
                            2004      262    13.17 to 13.03         3,426     2.05 to 0.45          0.58           5.37 to 4.26
U.S. Government
   Securities Series I      2008    5,539    18.02 to 13.53       105,228     1.90 to 0.45          3.70         (1.85) to (3.27)
                            2007    6,153    18.36 to 13.99       120,828     1.90 to 0.45          8.16           2.68 to 1.20
                            2006    7,000    23.58 to 12.99       136,847     1.90 to 0.45          5.14           4.09 to 2.43
                            2005    9,009    22.91 to 13.49       170,764     1.90 to 0.45          1.87           1.12 to (0.33)
                            2004   11,789    22.87 to 13.54       222,725     1.90 to 0.45          2.04           2.42 to 0.94
U.S. Government
   Securities Series II     2008    6,098    14.35 to 12.28        81,097     2.05 to 0.45          3.94         (2.08) to (3.64)
                            2007    5,108    14.66 to 12.75        70,264     2.05 to 0.45          7.87           2.46 to 0.83
                            2006    5,486    14.31 to 12.64        74,548     2.05 to 0.45          5.01           4.01 to 2.08
                            2005    6,759    14.23 to 12.39        89,588     2.05 to 0.45          1.44           1.00 to (0.60)
                            2004    9,114    13.66 to 12.46       120,990     2.05 to 0.45          1.51           2.23 to 0.61

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES -- (CONTINUED)

                                              AT DECEMBER 31,                    FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  ---------------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE      ASSETS       EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST     (000S)    HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -----------  ------------------  --------------  --------------------
U.S. High Yield Series II   2008      189   $11.35 to $10.70  $     2,055    2.05% to 0.45%         6.50%      (21.41)% to (22.66)%
                            2007      152    14.44 to 13.84         2,124     2.05 to 0.45         10.08           2.22 to 0.59
                            2006      183    14.12 to 13.75         2,539     2.05 to 0.45          3.30           8.97 to 7.25
                            2005       99    13.05 to 12.82         1,271     2.05 to 0.45          0.00           3.69 to 2.60
U.S. Large Cap Value
   Series I                 2008   10,546     9.21 to 8.45         93,284     1.90 to 0.45          2.16        (39.16) to (40.04)
                            2007   13,858    15.14 to 14.09       203,733     1.90 to 0.45          1.06         (0.79) to (2.23)
                            2006   18,403    15.26 to 12.93       275,659     1.90 to 0.45          0.59          10.16 to 3.44
                            2005   23,451    15.27 to 12.69       321,910     1.90 to 0.45          0.44           5.34 to 3.83
                            2004   29,183    13.33 to 12.21       384,371     1.90 to 0.45          0.26           8.90 to 7.33
U.S. Large Cap Value
   Series II                2008    4,425    10.68 to 10.26        41,217     2.05 to 0.45          2.07        (39.28) to (40.24)
                            2007    5,042    17.87 to 16.89        78,592     2.05 to 0.45          0.73         (0.97) to (2.55)
                            2006    6,320    18.40 to 12.91       101,074     2.05 to 0.45          0.41           9.86 to 3.26
                            2005    7,796    17.00 to 14.14       114,793     2.05 to 0.45          0.12           5.25 to 3.59
                            2004    9,022    16.40 to 13.59       127,668     2.05 to 0.45          0.20           8.62 to 6.89
UBS Large Cap Series I      2008   12,717     9.58 to 9.09        117,779     1.90 to 0.45          1.31        (39.79) to (40.66)
                            2007   15,761    15.92 to 15.32       244,826     1.90 to 0.45          0.52         (5.24) to (6.17)
UBS Large Cap Series II     2008      932     9.55 to 9.01          8,533     2.05 to 0.45          1.09        (39.95) to (40.90)
                            2007    1,178    15.90 to 15.24        18,167     2.05 to 0.45          0.59           0.81 to (0.79)
                            2006      112    15.78 to 15.36         1,733     2.05 to 0.45          0.21          13.64 to 11.84
                            2005       61    13.98 to 13.74           835     2.05 to 0.45          0.00          11.05 to 9.88
Utilities Series I          2008    1,675    14.78 to 14.38        22,339     1.90 to 0.45          2.42        (38.92) to (39.81)
                            2007    2,640    24.56 to 23.54        58,247     1.90 to 0.45          1.91          26.83 to 24.99
                            2006    3,127    19.86 to 17.19        54,992     1.90 to 0.45          2.27          30.42 to 28.55
                            2005    3,528    15.42 to 13.36        48,052     1.90 to 0.45          0.44          16.30 to 14.63
                            2004    3,380    13.43 to 11.65        40,071     1.90 to 0.45          0.85          28.84 to 26.98
Utilities Series II         2008    1,290    21.95 to 20.79        25,714     2.05 to 0.45          2.18        (39.01) to (39.98)
                            2007    1,984    35.99 to 34.64        65,472     2.05 to 0.45          1.64          26.53 to 24.51
                            2006    2,219    28.45 to 24.79        58,597     2.05 to 0.45          2.10          30.18 to 28.12
                            2005    2,375    21.85 to 19.27        48,680     2.05 to 0.45          0.29          16.04 to 14.20
                            2004    1,944    19.05 to 16.81        34,697     2.05 to 0.45          0.63          28.65 to 26.61
Value  Series I             2008    4,528    14.33 to 11.25        67,974     1.90 to 0.45          1.00        (41.14) to (41.99)
                            2007    5,824    24.34 to 19.39       154,363     1.90 to 0.45          1.33           7.73 to 6.17
                            2006    7,252    27.46 to 13.65       180,671     1.90 to 0.45          0.38          20.50 to 9.20
                            2005    8,521    23.01 to 15.37       177,720     1.90 to 0.45          0.62          12.05 to 10.45
                            2004   11,368    20.73 to 13.92       215,147     1.90 to 0.45          0.55          14.66 to 13.00
Value Series II             2008    2,060    14.68 to 12.86        24,021     2.05 to 0.45          0.79        (41.22) to (42.16)
                            2007    2,511    25.39 to 21.87        50,705     2.05 to 0.45          1.00           7.52 to 5.80
                            2006    2,811    24.08 to 13.63        54,277     2.05 to 0.45          0.20          20.26 to 9.04
                            2005    2,596    20.33 to 16.05        42,338     2.05 to 0.45          0.42          11.85 to 10.08
                            2004    3,080    18.45 to 14.56        45,452     2.05 to 0.45          0.35          14.52 to 12.70
Wellington Small Cap
   Growth Series I          2008        2     8.29 to 8.23             17     1.55 to 0.80          0.00        (33.69) to (34.13)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

6. UNIT VALUES - (CONTINUED)

                                            AT DECEMBER 31,                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,
                                  -----------------------------------  --------------------------------------------------------
                                   UNITS    UNIT FAIR VALUE    ASSETS     EXPENSE RATIO      INVESTMENT        TOTAL RETURN
        SUBACCOUNT          YEAR   (000S)  HIGHEST TO LOWEST   (000S)  HIGHEST TO LOWEST*  INCOME RATIO**  HIGHEST TO LOWEST***
-------------------------   ----  -------  -----------------  -------  ------------------  --------------  --------------------
Wellington Small Cap
   Growth Series II         2008    2,215   $12.18 to $11.49  $25,137    2.05% to 0.45%         0.00%      (40.07)% to (41.03)%
                            2007    1,950    20.33 to 19.48    37,591     2.05 to 0.45          0.00           13.26 to 11.45
                            2006    1,718    17.95 to 12.40    29,891     2.05 to 0.45          0.00           12.71 to (0.81)
                            2005    1,169    16.04 to 15.76    18,480     2.05 to 0.45          0.00           27.41 to 26.07
Wellington Small Cap
   Value Series I           2008        1     9.78 to 9.71          8     1.55 to 0.80          4.41        (21.77) to (22.29)
Wellington Small Cap
   Value Series II          2008    3,964    12.03 to 11.35    45,279     2.05 to 0.45          1.00        (26.60) to (27.77)
                            2007    4,136    16.39 to 15.71    65,291     2.05 to 0.45          0.56          (3.57) to (5.11)
                            2006    4,012    17.00 to 13.58    66,826     2.05 to 0.45          0.00            18.50 to 8.65
                            2005    2,337    14.45 to 14.20    33,286     2.05 to 0.45          0.00           14.78 to 13.57
Wells Capital Core Bond
   Series II                2008      628    14.05 to 13.25     8,460     2.05 to 0.45          7.75             2.68 to 1.05
                            2007      273    13.68 to 13.11     3,624     2.05 to 0.45          7.22             5.58 to 3.90
                            2006      117    12.96 to 12.62     1,494     2.05 to 0.45          2.11             3.15 to 1.52
                            2005       56    12.65 to 12.43       699     2.05 to 0.45          0.00            0.50 to (0.56)

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the annualized distributions from net investment income received by the subaccount from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolio in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                            PART C OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE                         OLD NAME                                        NEW NAME
--------------       --------------------------------------------   -----------------------------------------------
October 1, 1997      NASL Variable Account                          The Manufacturers Life Insurance Company
                                                                    of North America Separate Account A

October 1, 1997      North American Security Life Insurance         The Manufacturers Life Insurance Company
                     Company                                        of North America

November 1, 1997     NAWL Holding Co., Inc.                         Manulife-Wood Logan Holding Co., Inc.

September 24, 1999   Wood Logan Associates, Inc.                    Manulife Wood Logan, Inc

January 1, 2005      The Manufacturers Life Insurance Company       John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.) Separate Account A                    Separate Account A

January 1, 2005      The  Manufacturers Life Insurance Company      John Hancock Life Insurance Company (U.S.A.)
                     (U.S.A.)

January 1, 2005      Manulife Financial Securities LLC              John Hancock Distributors LLC

January 1, 2005      Manufacturers Securities Services LLC          John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements


          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H. [FILED HEREWITH]



          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.). [FILED HEREWITH]


     (b)  Exhibits

          (1) (i) Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the "Pre-Effective Amendment").

          (2) Agreements for custody of securities and similar investments - Not Applicable.


          (3) (i) Underwriting Agreement dated August 10, 1995-- Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 033-76162, filed February 25, 1998.



               (ii) Distribution and Servicing Agreement dated February 17,
                    2009, incorporated by reference to Exhibit 24(b)(3)(ii) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143073, filed on April 1, 2009.



               (iii) General Agent and Broker-Dealer Selling Agreement,
                    incorporated by reference to Exhibit 24(b)(3)(iii) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143073, filed on April 1, 2009.

          (4) (a) Form of Specimen Modified Single Purchase Payment Deferred Annuity Contract, Non-Participating [FILED HEREWITH]



          (5)  (a)  (i)  Specimen Application for Modified Single Purchase
                         Payment Deferred Variable Annuity Contract, National. [FILED HEREWITH]



               (a)  (ii) Specimen Application for Modified Single Purchase
                         Payment Deferred Variable Annuity Contract, NC. [FILED HEREWITH]


          (6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (ii) Certificate of Amendment to Certificate of Incorporation of
                    the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

               (iii) Certificate of Amendment to Certificate of Incorporation of
                    the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.

               (iv) By-laws of The Manufacturers Life Insurance Company (U.S.A.)
                    - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

               (v) Amendment to By-Laws reflecting the Company's name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit
                    (b)(6)(v) to Form N-4, file no. 333-70728, filed May 1,
                    2007.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - NOT APPLICABLE.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


               (a)  (i)  CSC Customer Agreement dated June 30, 2004,
                         incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143073, filed on April 1, 2009.



                    (ii) Addendum No. 2 to the Remote Service Exhibit Number 1
                         dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)a)(ii) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143073, filed on April 1, 2009.



               (b)  (i)  Merger Agreement with The Manufacturers Life Insurance
                         Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to
                         Exhibit 24(b)(8)(b)(i) to Post-Effective Amendment No. 3 to this Registration Statement, File No. 333-143073, filed on April 1, 2009.


               (c)  (i)  Participation Agreement among John Hancock Life
                         Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

                    (ii) Shareholder Information Agreement between John Hancock
                         Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

                    (iii) Shareholder Information Agreement between John Hancock
                         Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company,

                         John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to
               Exhibit 24(b)(9) to Pre-Effective Amendment No. 1 to this registration statement on Form N-4, file no. 333-143073, filed August 13, 2007.


          (10) Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]


          (11) All financial statements omitted from Item 23, Financial Statements--NOT APPLICABLE.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- NOT APPLICABLE.

          (13) Schedules of computation,-- Incorporated by reference to Exhibit
               (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

          (14) Financial Data Schedule - NOT APPLICABLE.

          (15) Powers of Attorney

               (i) Powers of Attorney (James R. Boyle, Marc Costantini, John D. DesPrez III, Steven Finch, Katherine MacMillan, Stephen McArthur, Hugh McHaffie, Rex Schlaybaugh, Jr., Diana Scott)
                    - Incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment No. 1 to this registration statement on Form N-4, file no. 333-143073, filed April 28, 2008.


               (ii) Power of Attorney for Scott Hartz. [FILED HEREWITH]


Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                          EFFECTIVE AS OF MARCH 5, 2009


NAME AND PRINCIPAL BUSINESS ADDRESS                           POSITION WITH DEPOSITOR
-----------------------------------   -----------------------------------------------------------------------
John D. DesPrez III*                  Chairman & President
Hugh McHaffie*                        Director, Executive Vice President, Wealth Management
James R. Boyle*                       Director, Executive Vice President, Life Insurance
Steven A. Finch*                      Director, Executive Vice President & General Manager, John Hancock Life
                                      Insurance
Marc Costantini*                      Director, Executive Vice President & General Manager, John Hancock
                                      Annuities
Scott Hartz***                        Director, Executive Vice President and Chief Investment Officer, US
                                      Investments
Diana Scott*                          Director, Senior Vice President, Human Resources
Rex Schlaybaugh, Jr.*                 Director
Katherine  MacMillan**                Director, Executive Vice President & General Manager, John Hancock
                                      Retirement Plan Services
Stephen R. McArthur**                 Director, Executive Vice President & General Manager, Reinsurance
Jonathan Chiel*                       Executive Vice President & General Counsel
Lynne Patterson*                      Senior Vice President & Chief Financial Officer
Peter Levitt**                        Senior Vice President & Treasurer
Jeffery J. Whitehead*                 Vice President & Controller
Allan Hackney*                        Senior Vice President & Chief Information Officer
Emanuel Alves*                        Vice President, Counsel & Corporate Secretary
Kris Ramdial**                        Vice President, Treasury
John Brabazon***                      Vice President & CFO, US Investments
Philip Clarkson*                      Vice President, Taxation
Brian Collins**                       Vice President, Taxation

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


                          EFFECTIVE AS OF MARCH 5, 2009


NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITION WITH DEPOSITOR
-----------------------------------   --------------------------------------------------
Mitchell A. Karman*                   Vice President, Chief Compliance Officer & Counsel
Richard Harris***                     Vice President & Appointed Actuary

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  Principal business office is 197 Clarendon Street, Boston, MA 02117

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2008 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2008

FOR EXTERNAL USE

                                                       ______________________
                                                      |                      |
                                                      |  Manulife Financial  |
                                                      | Corporation (Canada) |
                                                      |______________________|
                                                                 |
                                                                 |
                                                                 |_______________________________________________________________
                                                                 |                                                               |
                                                       __________|___________                                                    |
                                                      |                      |                                                   |
                                                      |   The Manufacturers  |                                                   |
                                                      |    Life Insurance    |                                                   |
                                                      |   Company (Canada)   |                                                   |
                                                      |______________________|                                                   |
                                                               |                                                                 |
                                                               |                                                                 |
 ______________________________________________________________|______________________________________________                   |
|                |                  |                 |         .        |                 |                  |                  |
|                |                  |                 |         .98.25%  |                 |                  |                  |
|   __________   |   ____________   |   ___________   |   ______._____   |   ___________   |   ____________   |   ___________    |
|  |          |  |  |            |  |  |           |  |  |            |  |  |           |  |  |            |  |  |           |   |
|  |    NAL   |  |  |     MFC    |  |  | Berkshire |  |  |  Manulife  |  |  |  Manulife |  |  | MFC Global |  |  |    MLI    |   |
|  | Resources|  |  |   Global   |  |  | Insurance |  |  |  Insurance |  |__|  Holdings |  |__|    Fund    |  |__| Resources |   |
|__|Management|  |__| Investment |  |__| Services  |  |  | (Thailand) |     | (Bermuda) |     | Management |     |    Inc.   |   |
|  |  Limited |  |  | Management |  |  |   Inc.    |  |  |   Public   |   __|   Limited |     |  (Europe)  |     | (Alberta) |   |
|  | (Canada) |  |  |  (U.S.A.)  |  |  | (Ontario) |  |  |   Company  |  |  | (Bermuda) |     |   Limited  |     |___________|   |
|  |__________|  |  |   Limited  |  |  |___________|  |  |   Limited  |  |  |___________|     |  (England) |           |         |
|                |  |  (Canada)  |  |        |        |  | (Thailand) |  |                    |____________|           |         |
|                |  |____________|  |        |        |  |____________|  |                           |                 |         |
|                |                  |        |        |         |        |                           |                 |         |
|                |                  |        |        |         |99.9999%|                           |                 |99.91%   |
|   __________   |   ___________    |   _____|_____   |   ______|_____   |   _____________     ______|_____       _____|_____    |
|  |          |  |  |           |   |  |           |  |  |            |  |  |             |   |            |     |           |   |
|  | Manulife |  |  |  Manulife |   |  |    JH     |  |  |  Manulife  |  |  |Manufacturers|   | MFC Global |     | Manulife  |   |
|  |  Bank of |  |  |  Holdings |   |  |Investments|  |  |   Asset    |  |__|P&C Limited  |   | Investment |     |   Life    |   |
|__|  Canada  |  |__| (Alberta) |   |  |(Delaware) |  |  | Management |  |  | (Barbados)  |   | Management |     | Insurance |   |
|  | (Canada) |     |  Limited  |   |  |    LLC    |  |  | (Thailand) |  |  |_____________|   |  (Europe)  |     |  Company  |   |
|  |__________|     | (Alberta) |   |  |(Delaware) |  |  |  Company   |  |                    |  Limited   |     |  (Japan)  |   |
|                   |___________|   |  |___________|  |  |  Limited   |  |                    | (England)  |     |___________|   |
|                         |         |                 |  | (Thailand) |  |                    |____________|           |         |
|                         |         |                 |  |____________|  |                                             |         |
|                         |         |                 |                  |                                             |         |
|   ___________      _____|_____    |   __________    |   ___________    |   _____________                       ______|_____    |
|  |           |    |           |   |  |          |   |  |           |   |  |             |                     |            |   |
|  |  Manulife |    |  Manulife |   |  | Manulife |   |  | Manulife  |   |  |Manufacturers|                     | MFC Global |   |
|  |  Canada   |    |  Holdings |   |  |Securities|   |__| (Vietnam) |   |__|    Life     |                     | Investment |   |
|__|   Ltd.    |    | (Delaware)|   |__|Investment|   |  |  Limited  |   |  | Reinsurance |                     | Management |   |
|  | (Canada)  |    |     LLC   |   |  | Services |   |  | (Vietnam) |   |  |   Limited   |                     |  (Japan)   |   |
|  |___________|    | (Delaware)|   |  |   Inc.   |   |  |___________|   |  | (Barbados)  |                     |  Limited   |   |
|                   |___________|   |  | (Canada) |   |        |         |  |_____________|                     |  (Japan)   |   |
|                         |         |  |__________|   |        |         |                                      |____________|   |
|                         |         |                 |        |         |                                                       |
|                         |         |                 |        |         |                                                       |
|   ___________      _____|_______  |   ____________  |   _____|______   |   ______________                                      |
|  |           |    |             | |  |            | |  |            |  |  |              |                                     |
|  |   First   |    |     The     | |  |  Manulife  | |  |  Manulife  |  |  |   Manulife   |                                     |
|  |   North   |    |Manufacturers| |__| Securities | |  |   Vietnam  |  |  |International |                                     |
|__|  American |    |  Investment | |  |Incorporated| |  |    Fund    |  |__|   Holdings   |                                     |
|  | Insurance |    | Corporation | |  | (Ontario)  | |  | Management |     |    Limited   |                                     |
|  |  Company  |    |  (Michigan) | |  |____________| |  |   Company  |     |  (Bermuda)   |                                     |
|  |  (Canada) |    |_____________| |                 |  |   Limited  |     |______________|                                     |
|  |___________|           |        |                 |  |  (Vietnam) |            |                                             |
|                  ________|        |                 |  |____________|            |__________________                           |
|                 |        |        |                 |                            |                  |                          |
|   ___________   |  ______|______  |   ____________  |   ____________       ______|________    ______|______                    |
|  |           |  | |             | |  |            | |  |            |     |               |  |             |                   |
|  |    FNA    |  | |   Manulife  | |  |     EIS    | |  |  Manulife  |     |   Manulife    |  |   Manulife  |                   |
|__| Financial |  | | Reinsurance | |__|  Services  | |__|(Singapore) |     |(International)|  |    Asset    |                   |
   |    Inc.   |  | |    Limited  |    | (Bermuda)  | |  | Pte. Ltd.  |     |    Limited    |  |  Management |                   |
   |  (Canada) |  | |  (Bermuda)  |    |   Limited  | |  |(Singapore) |     |   (Bermuda)   |  |    (Asia)   |                   |
   |___________|  | |_____________|    | (Bermuda)  | |  |____________|     |_______________|  |   Limited   |                   |
         |        |                    |____________| |                            |           |  (Barbados) |                   |
         |        |                                   |                            |           |_____________|                   |
         |        |                                   |                            |51%               |                          |
    _____|_____   |  ____________       ____________  |   ____________       ______|____        ______|_____                     |
   |           |  | |            |     |            | |  |            |     |           |      |            |                    |
   |  Elliott  |  | |    John    |     |    PT      | |  |   Manulife |     |  Manulife |      |   Manulife |                    |
   |   & Page  |  | |   Hancock  |     |  Asuransi  | |  |    Asset   |     | -Sinochem |      |    Asset   |                    |
   |  Limited  |  | |    Life    |     |    Jiwa    |95% | Management |     |    Life   |      | Management |                    |
   | (Ontario) |  |_|  Insurance |     |  Manulife  |____| (Singapore)|     | Insurance |      |(Hong Kong) |                    |
   |___________|    |  Company   |     |  Indonesia | |  |     Pte.   |     |  Co. Ltd. |      |   Limited  |                    |
                    |  (U.S.A.)  |     |     (1)    | |  |     Ltd.   |     |  (China)  |      |(Hong Kong) |                    |
                    | (Michigan) |     | (Indonesia)| |  | (Singapore)|     |___________|      |____________|                    |
                    |____________|     |____________| |  |____________|                               |                          |
          ________________|________          .        |                                               |                          |
         |                |57%     |         .        |                                               |                          |
    _____|______     _____|______  |    _____.______  |   ______________                        ______|______                    |
   |            |   |            | |   |            | |  |              |                      |             |                   |
   |    John    |   |    John    | |   |     PT     | |  |      The     |                      |  Manulife   |                   |
   |  Hancock   |   |  Hancock   | |   |  Manulife  | |  | Manufacturers|                      |    Asset    |                   |
   |Distributors|   | Investment | |   |    Aset    | |__|      Life    |                      |  Management |                   |
   |    LLC     |   | Management | |   | Manajemen  |    | Insurance Co.|                      |(Taiwan) Co.,|                   |
   | (Delaware) |   | Services,  | |   |  Indonesia |    |(Phils.), Inc.|                      |    Ltd.     |                   |
   |____________|   |   LLC(2)   | |   |(Indonesia) |    | (Philippines)|                      |  (Taiwan)   |                   |
                    | (Delaware) | |   |____________|    |______________|                      |_____________|                   |
                    |____________| |                                                                                             |
                       (arrow)     |                                                                                             |
                          |38%     |                                                                                             |
                     _____|_____   |                                                                                             |
                    |           |  |                                                                                             |
                    |    John   |  |                                                                                             |
                    |  Hancock  |  |                                                                                             |
                    |    Life   |  |                                                                                             |
                    | Insurance |__|                                                                                             |
                    |   Company |                                                                                                |
                    |   of New  |                                                                                                |
                    |    York   |                                                                                                |
                    | (New York)|                                                                                                |
                    |___________|                                                                                                |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                         ________________________________________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    | John Hancock Holdings (Delaware) LLC(2) |
                                    |               (Delaware)                |
                                    |_________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    |  John Hancock Financial Services, Inc.  |
                                    |                (Delaware)               |
                                    |_________________________________________|
                                                        |
                                                        |
                                          ______________|___________________________________________
                                _________|_______           ________|________             __________|__________
                               |                 |         |                 |           |                     |
                               |   John Hancock  |         |   John Hancock  |           |     John Hancock    |
                               |  Life Insurance |         |  International  |           | International, Inc. |
                               |     Company     |         |  Holdings, Inc. |           |   (Massachusetts)   |
                               | (Massachusetts) |         | (Massachusetts) |           |_____________________|
                               |_________________|         |_________________|                      |
             ____________________________|             ................ 45.76%                      | 50%
   _________|_________          _________|________     .    __________._________          __________|________
  |                   |        |                  |    .   |                    |        |                   |
  |    John Hancock   |        |    John Hancock  |    .   | Manulife Insurance |        |    John Hancock   |
  |   Variable Life   |     ___| Subsidiaries LLC |    .   |       Berhad       |        |    Tianan Life    |
  | Insurance Company |    |   |     (Delaware)   |    .   |     (Malaysia)     |        | Insurance Company |
  |  (Massachusetts)  |    |   |__________________|    .   |____________________|        |      (China)      |
  |___________________|    |                           .                                 |___________________|
                           |                           .
                           |    ___________________    .    ____________________
                           |   |                   |   .   |                    |
                           |   |    John Hancock   |   .   |   Manulife Asset   |
                           |___| Financial Network,|   ....|     Management     |
                           |   |        Inc.       |       | (Malaysia) Sdn Bhd |
                           |   |   (Massachusetts) | 45.76%|     (Malaysia)     |
                           |   |___________________|       |____________________|
                           |        _____________
                           |       |             |
                           |       |    Hancock  |
                           |       |    Natural  |
                           |_______|   Resource  |
                           |       |    Group,   |
                           |       |     Inc.    |
                           |       |  (Delaware) |
                           |       |_____________|
                           |
                           |        _____________
                           |       |             |
                           |       | Declaration |
                           |_______| Management &|
                           |       | Research LLC|
                           |       |  (Delaware) |
                           |       |_____________|
                           |        _____________
                           |       |             |
                           |       | The Berkeley|
                           |_______|  Financial  |
                                   |  Group LLC  |
                                   |(Delaware)(2)|
                                   |______.______|
                                          .
                                    ______.______
                                   |             |
                                   | John Hancock|
                                   |  Funds LLC  |
                                   |  (Delaware) |
                                   |_____________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 25, 2008

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(2) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.


As of MARCH 31, 2009, there were 0 qualified and 0 non-qualified contracts of the series offered hereby outstanding.


Item 28. Indemnification.

     Article XII of the Restated Articles of Redomestication of the Company provides as follows:

     No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

          i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

          ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

          iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

          iv) a transaction from which the director derived an improper personal benefit; or

          v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

     If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter

John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng**, Barry Evans+, Steve Finch***, Lynne Patterson*, Christopher M. Walker** and Karen Walsh*) who have authority to act on behalf of JHD LLC.

          *    Principal business office is 601 Congress Street, Boston, MA
               02210

          ** Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

          ***  Principal business office is 197 Clarendon St, Boston, MA 02116

          +    Principal business office is 101 Huntington Street, Boston, MA
               02199

     (c)  None.

Item 30. Location of Accounts and Records.

     All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31. Management Services.

     None.

Item 32. Undertakings.

     (a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

          John Hancock Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     (b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

          Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of
          Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

     (c)  Undertakings Pursuant to Item 32 of Form N-4

          (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this thirtieth day of April 2009.


JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE
    COMPANY (U.S.A.)
    (Depositor)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President


JOHN HANCOCK LIFE INSURANCE COMPANY
(U.S.A.)


By: /s/ John D. DesPrez III
    ---------------------------------
    John D. DesPrez III
    Chairman & President

                                   SIGNATURES


     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the thirtieth day of April 2009.



Signature                                                    Title
---------                               -----------------------------------------------


/s/ John D. DesPrez III                 Chairman & President
-------------------------------------   (Principal Executive Officer)
John D. DesPrez III


/s/ Lynne Patterson                     Senior Vice President & Chief Financial Officer
-------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery J. Whitehead                Vice President & Controller
-------------------------------------   (Principal Accounting Officer)
Jeffery J. Whitehead


                  *                     Director
-------------------------------------
James R. Boyle


                  *                     Director
-------------------------------------
Marc Costantini


                  *                     Director
-------------------------------------
Steven A. Finch


                  *                     Director
-------------------------------------
Scott Hartz


                  *                     Director
-------------------------------------
Katherine MacMillan


                  *                     Director
-------------------------------------
Stephen R. McArthur


                  *                     Director
-------------------------------------
Hugh McHaffie


                  *                     Director
-------------------------------------
Rex Schlaybaugh, Jr.


                  *                     Director
-------------------------------------
Diana Scott


*/s/ Thomas J. Loftus                   Senior Counsel - Annuities
------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                  EXHIBIT INDEX


    ITEM NO.                            DESCRIPTION
---------------   --------------------------------------------------------
 24(b)(4)(a)      Form of Specimen Contract
 24(b)(5)(a)(i)   Specimen Application, National
24(b)(5)(a)(ii)   Specimen Application, NC
   24(b)(10)      Consent of independent registered public accounting firm
 24(b)(15)(ii)    Power of Attorney, Scott Hartz